Schedule of Investments
Blue Chip Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .35 % Shares Held Value (000's)
Money Market Funds - 0 .35%
BlackRock Liquidity FedFund - Institutional Class
4.54%
(a),(b)
16,399,862 $ 16,400
Principal Government Money Market Fund - Class
R-6 4.53%
(a),(b),(c)
25,163,354 25,163
$ 41,563
TOTAL INVESTMENT COMPANIES $ 41,563
COMMON STOCKS - 100 .05 % Shares Held Value (000's)
Aerospace & Defense - 6 .11%
HEICO Corp - Class A 942,376 $ 198,964
TransDigm Group Inc 415,927 521,144
$ 720,108
Building Materials - 1 .09%
Vulcan Materials Co 446,081 128,529
Chemicals - 2 .25%
Linde PLC 372,731 171,825
Sherwin-Williams Co/The 234,679 93,262
$ 265,087
Commercial Services - 0 .64%
Moody's Corp 151,318 75,656
Computers - 0 .69%
Gartner Inc
(d)
157,897 81,780
Distribution & Wholesale - 2 .43%
Copart Inc
(d)
4,528,807 287,081
Diversified Financial Services - 12 .16%
Brookfield Asset Management Ltd
(e)
717,602 41,018
Brookfield Wealth Solutions Ltd
(d)
58,969 3,620
Charles Schwab Corp/The 3,196,942 264,579
Mastercard Inc 1,090,732 581,295
Visa Inc 1,724,177 543,254
$ 1,433,766
Electronics - 0 .44%
Amphenol Corp 708,406 51,466
Healthcare - Products - 5 .87%
Danaher Corp 1,524,387 365,380
IDEXX Laboratories Inc
(d)
126,398 53,309
Intuitive Surgical Inc
(d)
87,685 47,525
Thermo Fisher Scientific Inc 426,943 226,122
$ 692,336
Insurance - 4 .03%
Progressive Corp/The 1,765,156 474,615
Internet - 19 .49%
Alphabet Inc - A Shares 839,232 141,788
Alphabet Inc - C Shares 3,503,570 597,324
Amazon.com Inc
(d)
4,901,790 1,019,033
Netflix Inc
(d)
608,389 539,525
$ 2,297,670
Lodging - 3 .08%
Hilton Worldwide Holdings Inc 1,433,531 363,314
Pharmaceuticals - 1 .84%
Zoetis Inc 1,236,488 216,694
Private Equity - 8 .61%
Brookfield Corp 10,351,038 635,450
KKR & Co Inc 2,331,962 379,807
$ 1,015,257
Real Estate - 1 .97%
CoStar Group Inc
(d)
2,849,311 231,763
Retail - 3 .52%
Costco Wholesale Corp 143,371 139,339
O'Reilly Automotive Inc
(d)
222,242 276,296
$ 415,635
Semiconductors - 1 .73%
NVIDIA Corp 1,477,154 204,217
Software - 24 .10%
Adobe Inc
(d)
554,254 285,956
Cadence Design Systems Inc
(d)
1,254,196 384,800
Constellation Software Inc/Canada 19,884 66,677
Intuit Inc 654,671 420,122
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Microsoft Corp 3,148,220 $ 1,333,145
MSCI Inc 133,447 81,353
Roper Technologies Inc 476,137 269,703
$ 2,841,756
TOTAL COMMON STOCKS $ 11,796,730
Total Investments $ 11,838,293
Other Assets and Liabilities -  (0.40)% (46,955)
TOTAL NET ASSETS - 100.00% $ 11,791,338
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $41,560 or
0.35% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $40,608 or 0.34% of net assets.

Schedule of Investments
Blue Chip Fund
November 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 5 $ 68,762 $ 43,604 $ 25,163
$ 5 $ 68,762 $ 43,604 $ 25,163
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 8 $ — $ — $ —
$ 8 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .27 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .18%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
(a)
215,000 $ 23,769
Vanguard Short-Term Corporate Bond ETF
(a)
45,000 3,539
$ 27,308
Money Market Funds - 4 .09%
BlackRock Liquidity FedFund - Institutional Class
4.54%
(b),(c)
12,250,625 12,251
Principal Government Money Market Fund - Class
R-6 4.53%
(b),(c),(d)
82,255,429 82,255
$ 94,506
TOTAL INVESTMENT COMPANIES $ 121,814
BONDS - 27 .08%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 52
Omnicom Group Inc
2.45%, 04/30/2030 155 138
2.60%, 08/01/2031 35 30
$ 220
Aerospace & Defense - 0 .51%
Boeing Co/The
2.70%, 02/01/2027 110 105
2.75%, 02/01/2026 785 764
2.95%, 02/01/2030 140 125
3.25%, 02/01/2028 685 647
3.50%, 03/01/2039 200 151
3.63%, 02/01/2031 85 77
3.95%, 08/01/2059 290 197
5.04%, 05/01/2027 315 315
5.15%, 05/01/2030 475 473
5.71%, 05/01/2040 120 116
5.81%, 05/01/2050 505 483
5.88%, 02/15/2040 100 98
5.93%, 05/01/2060 350 331
6.26%, 05/01/2027
(e)
110 113
6.30%, 05/01/2029
(e)
255 266
6.53%, 05/01/2034
(e)
50 53
6.86%, 05/01/2054
(e)
200 217
General Dynamics Corp
1.15%, 06/01/2026 200 191
2.25%, 06/01/2031 280 244
4.25%, 04/01/2040 155 141
L3Harris Technologies Inc
5.05%, 06/01/2029 125 126
5.40%, 01/15/2027 160 163
5.40%, 07/31/2033 160 164
5.50%, 08/15/2054 290 294
5.60%, 07/31/2053 55 56
Lockheed Martin Corp
3.90%, 06/15/2032 75 71
4.07%, 12/15/2042 105 91
4.09%, 09/15/2052 162 135
4.15%, 06/15/2053 310 260
4.50%, 02/15/2029 135 135
4.70%, 05/15/2046 75 70
4.75%, 02/15/2034 160 159
5.10%, 11/15/2027 155 158
5.20%, 02/15/2064 135 133
5.25%, 01/15/2033 155 160
5.70%, 11/15/2054 155 166
Northrop Grumman Corp
3.20%, 02/01/2027 130 126
4.70%, 03/15/2033 160 158
4.90%, 06/01/2034 135 135
4.95%, 03/15/2053 120 113
5.25%, 05/01/2050 600 590
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp
1.90%, 09/01/2031 $ 155 $ 129
2.38%, 03/15/2032 60 51
2.82%, 09/01/2051 150 96
3.03%, 03/15/2052 60 40
4.05%, 05/04/2047 610 502
4.13%, 11/16/2028 270 265
4.70%, 12/15/2041 350 324
5.00%, 02/27/2026 410 412
5.15%, 02/27/2033 410 416
5.38%, 02/27/2053 305 304
5.75%, 11/08/2026 145 148
5.75%, 01/15/2029 145 151
6.10%, 03/15/2034 180 194
6.40%, 03/15/2054 180 205
$ 11,807
Agriculture - 0 .37%
Altria Group Inc
2.45%, 02/04/2032 60 50
3.40%, 05/06/2030 530 493
3.70%, 02/04/2051 60 44
3.88%, 09/16/2046 410 315
4.00%, 02/04/2061
(a)
60 45
5.38%, 01/31/2044 375 370
5.80%, 02/14/2039 350 360
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 38
2.90%, 03/01/2032 130 115
4.50%, 08/15/2033 290 283
BAT Capital Corp
2.26%, 03/25/2028 150 138
2.73%, 03/25/2031 150 132
3.46%, 09/06/2029 210 198
3.98%, 09/25/2050 390 292
4.39%, 08/15/2037 540 482
4.54%, 08/15/2047 400 332
5.83%, 02/20/2031 100 104
6.42%, 08/02/2033 155 167
7.08%, 08/02/2043 155 174
7.08%, 08/02/2053 80 92
BAT International Finance PLC
1.67%, 03/25/2026 150 144
5.93%, 02/02/2029 310 322
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 53
Philip Morris International Inc
0.88%, 05/01/2026 85 81
1.75%, 11/01/2030 85 72
4.13%, 03/04/2043 300 255
4.63%, 11/01/2029 140 140
4.88%, 02/13/2026 400 401
4.88%, 02/15/2028 160 161
4.88%, 02/13/2029 130 131
4.90%, 11/01/2034 140 138
5.13%, 11/17/2027 580 589
5.25%, 02/13/2034 130 132
5.38%, 02/15/2033 160 164
5.50%, 09/07/2030 315 326
5.63%, 11/17/2029 580 604
5.75%, 11/17/2032 290 304
Reynolds American Inc
5.70%, 08/15/2035 50 51
5.85%, 08/15/2045 375 371
$ 8,663
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 106 98

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 $ 236 $ 219
Southwest Airlines Co
3.00%, 11/15/2026 80 77
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 55 49
$ 443
Apparel - 0 .01%
NIKE Inc
3.25%, 03/27/2040 155 125
3.38%, 11/01/2046 225 171
$ 296
Automobile Manufacturers - 0 .54%
American Honda Finance Corp
1.30%, 09/09/2026 60 57
2.25%, 01/12/2029 65 59
4.60%, 04/17/2030 160 159
4.70%, 01/12/2028 160 161
4.90%, 07/09/2027 150 151
4.90%, 01/10/2034 135 134
5.05%, 07/10/2031 130 131
5.65%, 11/15/2028 140 145
5.85%, 10/04/2030 360 380
Ford Motor Co
6.10%, 08/19/2032 215 219
Ford Motor Credit Co LLC
2.70%, 08/10/2026 215 206
5.13%, 11/05/2026 270 269
5.30%, 09/06/2029 270 267
5.80%, 03/05/2027 265 268
5.80%, 03/08/2029 250 252
5.85%, 05/17/2027 255 259
6.05%, 03/05/2031 265 270
6.05%, 11/05/2031 210 213
6.80%, 11/07/2028 290 303
7.12%, 11/07/2033 290 312
7.35%, 11/04/2027 215 227
General Motors Co
5.00%, 04/01/2035 250 241
5.15%, 04/01/2038 160 152
5.20%, 04/01/2045 85 78
5.40%, 04/01/2048 65 60
5.95%, 04/01/2049 230 230
6.25%, 10/02/2043 305 314
General Motors Financial Co Inc
1.25%, 01/08/2026 655 630
1.50%, 06/10/2026 60 57
2.35%, 02/26/2027 240 228
2.35%, 01/08/2031 55 47
2.40%, 04/10/2028 60 55
2.40%, 10/15/2028 155 142
2.70%, 06/10/2031 60 52
4.00%, 10/06/2026 75 74
4.35%, 01/17/2027 310 307
4.90%, 10/06/2029 135 134
5.25%, 03/01/2026 200 201
5.35%, 07/15/2027 130 132
5.40%, 05/08/2027 130 132
5.45%, 09/06/2034
(a)
135 135
5.55%, 07/15/2029 250 256
5.60%, 06/18/2031 130 132
5.80%, 01/07/2029 270 278
6.00%, 01/09/2028 160 165
6.40%, 01/09/2033 160 170
Honda Motor Co Ltd
2.53%, 03/10/2027 135 130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
PACCAR Financial Corp
4.45%, 08/06/2027 $ 330 $ 331
4.60%, 01/31/2029
(a)
135 136
5.00%, 05/13/2027 130 132
Toyota Motor Corp
1.34%, 03/25/2026 115 110
5.12%, 07/13/2028 160 163
Toyota Motor Credit Corp
1.15%, 08/13/2027 160 147
1.65%, 01/10/2031 55 46
1.90%, 01/13/2027 65 62
4.35%, 10/08/2027 135 135
4.45%, 06/29/2029 205 204
4.55%, 08/07/2026 600 601
4.55%, 05/17/2030 320 318
4.60%, 10/10/2031 375 370
4.80%, 01/05/2034 180 179
5.00%, 03/19/2027 155 157
5.10%, 03/21/2031 125 128
5.40%, 11/20/2026 205 209
$ 12,402
Automobile Parts & Equipment - 0 .02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 141
BorgWarner Inc
4.38%, 03/15/2045 300 253
$ 394
Banks - 5 .63%
Australia & New Zealand Banking Group Ltd/New
York NY
4.90%, 07/16/2027 455 461
Banco Santander SA
1.85%, 03/25/2026 400 384
3.49%, 05/28/2030 200 184
4.18%, 03/24/2028
(f)
600 589
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 202
5.44%, 07/15/2031 400 408
5.59%, 08/08/2028 200 205
6.94%, 11/07/2033 200 224
Bank of America Corp
1.66%, 03/11/2027
(f)
210 202
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
415 395
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
445 380
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
205 173
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
60 55
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
115 98
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(f)
630 524
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
225 200
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(f)
255 243
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(f)
260 224
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
175 153
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
465 337
Secured Overnight Financing Rate + 1.93%

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
2.83%, 10/24/2051
(f)
$ 75 $ 49
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
530 464
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
115 78
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 350 338
3.31%, 04/22/2042
(f)
715 561
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
500 480
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(f)
600 582
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(f)
500 490
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.85%, 03/08/2037
(f)
550 498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(f)
75 73
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(f)
600 580
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 03/20/2051
(f)
315 262
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.33%, 03/15/2050
(f)
255 221
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(f)
175 174
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(f)
115 112
Secured Overnight Financing Rate + 1.83%
5.00%, 01/21/2044 75 73
5.02%, 07/22/2033
(f)
585 587
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(f)
500 501
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(f)
250 253
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(f)
515 523
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(f)
200 200
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(f)
400 411
Secured Overnight Financing Rate + 1.65%
5.52%, 10/25/2035
(f)
620 623
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(f)
315 326
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(f)
315 332
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 65
5.93%, 09/15/2027
(f)
315 321
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 100 107
7.75%, 05/14/2038 500 606
Bank of America NA
5.53%, 08/18/2026 265 269
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal
0.95%, 01/22/2027
(f)
$ 55 $ 53
Secured Overnight Financing Rate + 0.60%
3.09%, 01/10/2037
(f)
125 105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.64%, 09/10/2030
(f)
270 268
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 435 436
5.30%, 06/05/2026 160 162
5.37%, 06/04/2027 195 199
5.72%, 09/25/2028 315 327
Bank of New York Mellon Corp/The
2.05%, 01/26/2027 65 62
2.50%, 01/26/2032 65 56
3.99%, 06/13/2028
(f)
70 69
Secured Overnight Financing Rate + 1.15%
4.54%, 02/01/2029
(f)
370 370
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(f)
130 131
Secured Overnight Financing Rate + 0.84%
4.95%, 04/26/2027
(f)
270 271
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(f)
170 170
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(f)
130 132
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(f)
160 163
Secured Overnight Financing Rate + 1.42%
5.83%, 10/25/2033
(f)
155 164
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(f)
315 334
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 60 57
1.30%, 09/15/2026 260 246
2.15%, 08/01/2031 60 51
2.70%, 08/03/2026 400 388
4.50%, 12/16/2025 60 60
4.74%, 11/10/2032
(a),(f)
135 133
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 615 618
5.35%, 12/07/2026 135 137
5.40%, 06/04/2027 255 260
Barclays PLC
2.65%, 06/24/2031
(f)
385 339
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(f)
200 162
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 378
4.84%, 09/10/2028
(f)
200 199
Secured Overnight Financing Rate + 1.34%
4.94%, 09/10/2030
(f)
200 198
Secured Overnight Financing Rate + 1.56%
4.97%, 05/16/2029
(f)
750 750
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(f)
300 304
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(f)
250 254
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(f)
250 255
Secured Overnight Financing Rate + 1.74%

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
6.22%, 05/09/2034
(f)
$ 320 $ 337
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(f)
235 241
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(f)
315 342
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(f)
310 350
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 60 57
4.63%, 09/11/2030
(a),(f)
135 134
Secured Overnight Financing Rate + 1.34%
5.00%, 04/28/2028 350 353
5.26%, 04/08/2029 130 132
5.93%, 10/02/2026 160 163
5.99%, 10/03/2028 160 167
Citibank NA
5.57%, 04/30/2034 260 271
5.80%, 09/29/2028 275 286
Citigroup Inc
1.12%, 01/28/2027
(f)
60 57
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(f)
455 433
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(f)
155 132
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(f)
200 173
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
310 274
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(f)
60 44
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
150 137
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
500 439
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(f)
125 121
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.70%, 01/12/2026 110 109
3.79%, 03/17/2033
(f)
520 478
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(f)
220 191
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.13%, 07/25/2028 620 606
4.28%, 04/24/2048
(f)
100 86
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 75 74
4.45%, 09/29/2027 875 866
4.54%, 09/19/2030
(f)
270 266
Secured Overnight Financing Rate + 1.34%
4.60%, 03/09/2026 400 399
4.65%, 07/30/2045 115 105
4.66%, 05/24/2028
(f)
835 832
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(f)
165 163
Secured Overnight Financing Rate + 2.09%
5.17%, 02/13/2030
(f)
265 268
Secured Overnight Financing Rate + 1.36%
5.41%, 09/19/2039
(f)
135 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.83%, 02/13/2035
(f)
500 510
Secured Overnight Financing Rate + 2.06%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
6.17%, 05/25/2034
(f)
$ 320 $ 335
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(f)
310 333
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 413
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 189
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 265 267
Deutsche Bank AG/New York NY
4.10%, 01/13/2026 250 248
5.00%, 09/11/2030
(f)
270 267
Secured Overnight Financing Rate + 1.70%
5.37%, 09/09/2027 255 259
6.72%, 01/18/2029
(f)
320 334
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(f)
320 336
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(f)
275 270
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(f)
135 139
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(f)
235 246
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Group Inc/The
1.09%, 12/09/2026
(f)
395 380
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
285 273
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
60 57
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(f)
235 222
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(f)
355 298
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 590 530
2.62%, 04/22/2032
(f)
115 100
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(f)
185 177
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(f)
425 365
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
115 84
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
210 185
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
60 46
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
200 157
Secured Overnight Financing Rate + 1.63%
3.69%, 06/05/2028
(f)
290 282
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.75%, 02/25/2026 75 74
3.81%, 04/23/2029
(f)
75 73
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 510 501
4.22%, 05/01/2029
(f)
500 491
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(f)
175 160
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(f)
445 441
Secured Overnight Financing Rate + 1.73%

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
4.69%, 10/23/2030
(f)
$ 275 $ 273
Secured Overnight Financing Rate + 1.14%
5.02%, 10/23/2035
(f)
275 272
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(f)
595 598
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 450 434
5.33%, 07/23/2035
(f)
475 480
Secured Overnight Financing Rate + 1.55%
5.56%, 11/19/2045
(f)
280 284
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(f)
220 227
Secured Overnight Financing Rate + 1.27%
5.85%, 04/25/2035
(f)
150 157
Secured Overnight Financing Rate + 1.55%
6.25%, 02/01/2041 220 241
6.48%, 10/24/2029
(f)
315 333
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(f)
160 176
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 785 869
HSBC Holdings PLC
2.01%, 09/22/2028
(f)
300 277
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(f)
200 172
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(f)
600 518
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 178
Secured Overnight Financing Rate + 2.39%
3.97%, 05/22/2030
(f)
300 287
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(f)
500 490
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(f)
300 296
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(f)
250 249
Secured Overnight Financing Rate + 2.11%
5.29%, 11/19/2030
(f)
280 282
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(f)
500 504
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(f)
250 254
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(f)
250 257
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(f)
255 262
Secured Overnight Financing Rate + 1.52%
5.87%, 11/18/2035
(f)
280 282
Secured Overnight Financing Rate + 1.90%
5.89%, 08/14/2027
(f)
370 376
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(f)
200 207
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(f)
570 606
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(f)
595 651
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 108
6.55%, 06/20/2034
(f)
320 338
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(f)
310 330
Secured Overnight Financing Rate + 3.35%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(f)
$ 140 $ 142
Secured Overnight Financing Rate + 1.28%
Huntington National Bank/The
5.65%, 01/10/2030 310 320
ING Groep NV
1.73%, 04/01/2027
(f)
700 671
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(f)
250 254
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(f)
235 249
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(f)
115 110
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.47%, 09/22/2027
(f)
245 231
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(f)
115 110
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
135 114
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(f)
115 97
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(f)
190 174
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(f)
70 66
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(f)
65 46
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(f)
420 361
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
465 405
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(f)
600 546
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 525 511
2.96%, 05/13/2031
(f)
575 520
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(f)
235 183
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(f)
235 165
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
115 84
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
590 569
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.88%, 07/24/2038
(f)
100 88
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(f)
825 681
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(f)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(f)
230 226
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.32%, 04/26/2028
(f)
550 544
Secured Overnight Financing Rate + 1.56%

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
4.51%, 10/22/2028
(f)
$ 205 $ 204
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(f)
305 302
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(f)
135 132
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(f)
275 273
Secured Overnight Financing Rate + 1.04%
4.85%, 07/25/2028
(f)
65 65
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(f)
435 435
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(f)
260 258
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 430 410
4.98%, 07/22/2028
(f)
260 262
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(f)
260 262
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(f)
320 322
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(f)
305 307
Secured Overnight Financing Rate + 1.19%
5.29%, 07/22/2035
(f)
195 197
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(f)
315 320
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(f)
185 188
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(f)
545 558
Secured Overnight Financing Rate + 1.85%
5.53%, 11/29/2045
(f)
280 287
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(f)
250 255
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(f)
250 257
Secured Overnight Financing Rate + 1.16%
5.60%, 07/15/2041 370 387
5.72%, 09/14/2033
(f)
255 264
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(f)
390 408
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(f)
320 328
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(f)
320 335
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(f)
320 346
Secured Overnight Financing Rate + 1.81%
JPMorgan Chase Bank NA
5.11%, 12/08/2026 270 273
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 797
KeyCorp
2.25%, 04/06/2027 110 104
Korea Development Bank/The
0.80%, 04/27/2026 200 190
3.00%, 01/13/2026 400 393
4.38%, 02/15/2028 315 314
4.50%, 02/15/2029 265 265
5.38%, 10/23/2026 320 325
5.63%, 10/23/2033 200 214
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 143
0.63%, 01/22/2026 565 542
1.00%, 10/01/2026 90 85
2.88%, 04/03/2028
(a)
600 575
3.00%, 05/20/2027 320 311
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
3.50%, 08/27/2027 $ 145 $ 142
3.63%, 04/01/2026 480 476
3.75%, 02/15/2028 250 246
3.88%, 06/15/2028 380 376
4.00%, 03/15/2029 480 477
4.13%, 07/15/2033 315 313
4.38%, 03/01/2027 500 502
4.38%, 02/28/2034 140 141
4.63%, 08/07/2026 315 317
4.75%, 10/29/2030 320 329
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 315 301
1.75%, 07/27/2026 200 192
3.88%, 09/28/2027 320 317
3.88%, 06/14/2028 320 317
4.63%, 04/17/2029 250 254
Lloyds Banking Group PLC
3.57%, 11/07/2028
(f)
200 193
3 Month USD LIBOR + 1.21%
4.34%, 01/09/2048 400 329
4.58%, 12/10/2025 575 572
4.65%, 03/24/2026 675 671
4.98%, 08/11/2033
(f)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(a),(f)
210 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.68%, 01/05/2035
(f)
265 271
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(f)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(f)
310 315
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.54%, 07/20/2027
(f)
800 760
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(f)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.56%, 02/25/2030 285 256
3.20%, 07/18/2029 200 188
4.08%, 04/19/2028
(f)
600 591
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(f)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(f)
255 259
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.43%, 04/17/2035
(f)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc
2.20%, 07/10/2031
(f)
$ 200 $ 173
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.15%, 07/16/2030
(f)
700 650
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(f)
255 259
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(f)
260 268
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(f)
320 334
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(f)
315 329
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
0.99%, 12/10/2026
(f)
80 77
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(f)
115 109
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(f)
155 148
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
550 458
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
95 79
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
115 97
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(f)
40 38
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(f)
810 670
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
130 111
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(f)
175 158
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(f)
210 138
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
90 79
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 146
3.22%, 04/22/2042
(f)
60 47
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 90 87
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(f)
600 583
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 710 698
4.21%, 04/20/2028
(f)
135 133
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 281
4.65%, 10/18/2030
(f)
600 595
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(f)
85 84
Secured Overnight Financing Rate + 2.08%
5.04%, 07/19/2030
(f)
260 262
Secured Overnight Financing Rate + 1.22%
5.05%, 01/28/2027
(f)
240 241
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(f)
320 323
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(f)
260 263
Secured Overnight Financing Rate + 1.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.17%, 01/16/2030
(f)
$ 200 $ 202
Secured Overnight Financing Rate + 1.45%
5.25%, 04/21/2034
(f)
425 429
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(f)
260 264
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(f)
315 321
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(f)
315 322
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(f)
135 138
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(f)
175 181
Secured Overnight Financing Rate + 1.71%
5.65%, 04/13/2028
(f)
105 107
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(f)
250 257
Secured Overnight Financing Rate + 1.26%
5.83%, 04/19/2035
(f)
75 79
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(f)
160 164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(f)
310 323
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(f)
310 336
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 227
6.41%, 11/01/2029
(f)
280 296
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(f)
180 199
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.45%, 10/15/2027
(f)
275 274
Secured Overnight Financing Rate + 0.68%
4.75%, 04/21/2026 320 321
4.97%, 07/14/2028
(f)
260 261
Secured Overnight Financing Rate + 0.93%
National Australia Bank Ltd/New York
4.79%, 01/10/2029 500 506
5.09%, 06/11/2027 500 508
NatWest Group PLC
1.64%, 06/14/2027
(f)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.89%, 05/18/2029
(f)
700 698
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
400 400
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 325 320
3.75%, 09/05/2029 265 260
4.13%, 01/20/2026 155 154
4.25%, 03/01/2028 320 320
4.75%, 05/21/2027 250 253
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(f)
245 210
Secured Overnight Financing Rate + 0.98%
3.45%, 04/23/2029 175 167
4.63%, 06/06/2033
(f)
160 154
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(f)
375 375
Secured Overnight Financing Rate + 1.09%

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.30%, 01/21/2028
(f)
$ 135 $ 137
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(f)
410 417
Secured Overnight Financing Rate + 1.62%
5.40%, 07/23/2035
(f)
285 290
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(f)
65 67
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(f)
315 333
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(f)
240 248
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
1.15%, 07/14/2026 60 57
1.20%, 04/27/2026 555 530
3.63%, 05/04/2027 320 314
3.88%, 05/04/2032 145 136
4.51%, 10/18/2027
(f)
205 204
Secured Overnight Financing Rate + 0.72%
4.65%, 10/18/2030
(f)
205 204
Secured Overnight Financing Rate + 1.08%
4.90%, 01/12/2028 165 166
4.95%, 02/01/2029 235 238
5.00%, 05/02/2033 175 176
5.20%, 07/20/2026 160 162
6.00%, 11/01/2027 155 161
Santander Holdings USA Inc
2.49%, 01/06/2028
(f)
290 275
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(f)
135 135
Secured Overnight Financing Rate + 1.94%
6.12%, 05/31/2027
(f)
255 259
Secured Overnight Financing Rate + 1.23%
Santander UK Group Holdings PLC
2.47%, 01/11/2028
(f)
200 190
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(f)
600 526
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(f)
65 62
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 52
4.33%, 10/22/2027 135 134
4.42%, 05/13/2033
(f)
135 131
Secured Overnight Financing Rate + 1.61%
4.53%, 02/20/2029
(f)
310 309
Secured Overnight Financing Rate + 1.02%
4.68%, 10/22/2032
(f)
135 134
Secured Overnight Financing Rate + 1.05%
4.82%, 01/26/2034
(f)
245 243
Secured Overnight Financing Rate + 1.57%
5.27%, 08/03/2026 155 157
5.68%, 11/21/2029
(f)
140 145
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
2.13%, 07/08/2030 200 173
2.14%, 09/23/2030 150 128
2.93%, 09/17/2041 60 45
3.01%, 10/19/2026 75 73
3.04%, 07/16/2029 200 186
3.36%, 07/12/2027 400 389
3.45%, 01/11/2027 165 161
5.32%, 07/09/2029 260 266
5.42%, 07/09/2031 200 206
5.46%, 01/13/2026 420 423
5.52%, 01/13/2028 410 420
5.77%, 01/13/2033 400 421
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc (continued)
5.80%, 07/13/2028 $ 315 $ 326
5.81%, 09/14/2033
(a)
235 249
6.18%, 07/13/2043 160 179
Toronto-Dominion Bank/The
1.20%, 06/03/2026 260 247
1.95%, 01/12/2027 125 118
2.00%, 09/10/2031
(a)
60 51
3.20%, 03/10/2032 65 58
4.11%, 06/08/2027 30 30
4.46%, 06/08/2032 70 68
4.69%, 09/15/2027 655 656
4.99%, 04/05/2029 250 253
5.10%, 01/09/2026 160 161
5.52%, 07/17/2028 160 164
5.53%, 07/17/2026 160 162
Truist Bank
2.25%, 03/11/2030 1,000 868
3.80%, 10/30/2026 250 245
Truist Financial Corp
1.27%, 03/02/2027
(f)
195 187
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(f)
130 118
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 52
4.12%, 06/06/2028
(f)
290 285
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(f)
160 160
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(f)
160 158
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(f)
290 291
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(f)
65 66
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
55 57
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(f)
160 167
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
5.00%, 07/09/2027 500 504
US Bancorp
1.38%, 07/22/2030 110 92
2.22%, 01/27/2028
(f)
275 261
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(f)
170 141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
4.55%, 07/22/2028
(f)
480 478
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(f)
285 284
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(f)
285 279
Secured Overnight Financing Rate + 1.60%
5.38%, 01/23/2030
(f)
55 56
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(f)
40 41
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(f)
320 334
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(f)
155 162
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.39%, 06/02/2028
(f)
220 208
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(f)
700 625
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
3.00%, 04/22/2026 $ 550 $ 537
3.00%, 10/23/2026 250 242
3.07%, 04/30/2041
(f)
485 369
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
430 385
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(f)
160 156
Secured Overnight Financing Rate + 1.51%
3.58%, 05/22/2028
(f)
375 364
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.15%, 01/24/2029 400 392
4.40%, 06/14/2046 110 93
4.61%, 04/25/2053
(f)
155 138
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 531
4.75%, 12/07/2046 250 222
4.81%, 07/25/2028
(f)
65 65
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(f)
735 727
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 68
5.01%, 04/04/2051
(f)
440 418
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.20%, 01/23/2030
(f)
265 269
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(f),(h)
280 281
Secured Overnight Financing Rate + 1.38%
5.38%, 11/02/2043 185 180
5.39%, 04/24/2034
(f)
375 380
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(f)
265 272
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(f)
475 487
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
475 487
Secured Overnight Financing Rate + 1.74%
5.71%, 04/22/2028
(f)
250 255
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(f)
320 337
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(f)
320 349
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 253
5.45%, 08/07/2026 315 319
Westpac Banking Corp
1.15%, 06/03/2026 60 57
2.85%, 05/13/2026 500 489
3.02%, 11/18/2036
(f)
405 349
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 45
4.11%, 07/24/2034
(f)
555 528
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.05%, 04/16/2029 690 705
$ 130,240
Beverages - 0 .49%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 250 245
4.90%, 02/01/2046 720 689
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 $ 130 $ 124
4.35%, 06/01/2040 165 153
4.60%, 04/15/2048 6 6
4.75%, 01/23/2029 250 252
4.95%, 01/15/2042 220 214
5.00%, 06/15/2034 125 127
5.45%, 01/23/2039 450 467
5.55%, 01/23/2049 470 490
5.80%, 01/23/2059 325 351
8.20%, 01/15/2039 60 78
Coca-Cola Co/The
1.50%, 03/05/2028 60 55
2.50%, 06/01/2040 140 102
2.50%, 03/15/2051 265 165
2.60%, 06/01/2050 140 90
2.88%, 05/05/2041 60 45
3.00%, 03/05/2051 90 63
4.65%, 08/14/2034 155 155
5.00%, 05/13/2034 455 466
5.20%, 01/14/2055 155 156
5.30%, 05/13/2054 455 464
Constellation Brands Inc
2.25%, 08/01/2031 1,040 881
3.15%, 08/01/2029 90 84
3.60%, 02/15/2028 700 677
4.35%, 05/09/2027 160 159
4.90%, 05/01/2033 80 79
Diageo Capital PLC
2.38%, 10/24/2029 200 181
5.30%, 10/24/2027 310 317
5.63%, 10/05/2033 400 420
Keurig Dr Pepper Inc
2.25%, 03/15/2031
(a)
60 52
3.35%, 03/15/2051 60 43
3.95%, 04/15/2029 735 713
4.05%, 04/15/2032 210 201
4.50%, 04/15/2052 85 74
5.10%, 03/15/2027 155 157
Molson Coors Beverage Co
3.00%, 07/15/2026 105 102
4.20%, 07/15/2046 250 210
PepsiCo Inc
2.63%, 10/21/2041 725 523
2.75%, 10/21/2051 225 148
2.88%, 10/15/2049 145 99
3.00%, 10/15/2027 600 580
4.50%, 07/17/2029
(a)
345 347
4.80%, 07/17/2034 345 347
$ 11,421
Biotechnology - 0 .33%
Amgen Inc
1.65%, 08/15/2028 125 113
2.00%, 01/15/2032 120 99
2.45%, 02/21/2030 155 139
2.60%, 08/19/2026 700 677
2.77%, 09/01/2053 510 316
3.00%, 02/22/2029 200 188
3.00%, 01/15/2052 120 81
3.15%, 02/21/2040 155 120
3.38%, 02/21/2050 545 395
4.20%, 03/01/2033 80 76
4.20%, 02/22/2052 200 164
4.40%, 05/01/2045 65 56
4.66%, 06/15/2051 410 363
4.88%, 03/01/2053 80 73
5.15%, 03/02/2028 280 284
5.15%, 11/15/2041 113 109

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc (continued)
5.25%, 03/02/2030 $ 135 $ 138
5.25%, 03/02/2033 160 163
5.60%, 03/02/2043 320 325
5.65%, 03/02/2053 320 326
5.75%, 03/02/2063 240 244
Biogen Inc
5.20%, 09/15/2045 30 28
Gilead Sciences Inc
1.65%, 10/01/2030 150 127
2.80%, 10/01/2050 150 98
2.95%, 03/01/2027 240 232
3.65%, 03/01/2026 190 188
4.15%, 03/01/2047 25 21
4.50%, 02/01/2045 500 447
4.75%, 03/01/2046 580 535
5.10%, 06/15/2035 140 142
5.25%, 10/15/2033 160 164
5.50%, 11/15/2054 140 143
5.55%, 10/15/2053 160 165
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 135
Royalty Pharma PLC
1.75%, 09/02/2027 655 604
2.20%, 09/02/2030 155 133
3.30%, 09/02/2040 155 116
$ 7,727
Building Materials - 0 .11%
Carrier Global Corp
2.49%, 02/15/2027 35 33
2.72%, 02/15/2030 420 380
3.38%, 04/05/2040 155 124
3.58%, 04/05/2050 155 118
5.90%, 03/15/2034 116 123
6.20%, 03/15/2054 28 31
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 101
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 139
3.20%, 07/15/2051 60 42
5.15%, 12/01/2034 140 140
Masco Corp
1.50%, 02/15/2028 60 55
Owens Corning
4.30%, 07/15/2047 150 125
5.50%, 06/15/2027 130 133
5.70%, 06/15/2034 130 135
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 87
5.10%, 06/13/2034 130 132
Vulcan Materials Co
3.50%, 06/01/2030 295 277
5.35%, 12/01/2034 275 281
$ 2,456
Chemicals - 0 .26%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 202
4.60%, 02/08/2029 130 131
4.80%, 03/03/2033 160 161
Celanese US Holdings LLC
6.17%, 07/15/2027 135 138
6.38%, 07/15/2032 135 141
Dow Chemical Co/The
2.10%, 11/15/2030 160 138
3.60%, 11/15/2050 160 116
4.38%, 11/15/2042 350 300
4.63%, 10/01/2044 270 237
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Dow Chemical Co/The (continued)
4.80%, 11/30/2028 $ 90 $ 90
4.80%, 05/15/2049 340 301
5.15%, 02/15/2034 130 131
DuPont de Nemours Inc
4.73%, 11/15/2028 700 706
5.32%, 11/15/2038 87 90
5.42%, 11/15/2048 185 195
Eastman Chemical Co
4.65%, 10/15/2044 75 66
Ecolab Inc
1.30%, 01/30/2031 150 123
1.65%, 02/01/2027 105 99
2.75%, 08/18/2055 700 438
LYB International Finance III LLC
2.25%, 10/01/2030 130 113
3.63%, 04/01/2051 130 93
4.20%, 10/15/2049 160 127
5.63%, 05/15/2033 160 165
Mosaic Co/The
5.63%, 11/15/2043 25 25
Nutrien Ltd
4.20%, 04/01/2029 400 392
5.00%, 04/01/2049 280 261
5.40%, 06/21/2034 130 132
5.80%, 03/27/2053 160 167
PPG Industries Inc
1.20%, 03/15/2026 60 57
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 211
3.30%, 05/15/2050 90 63
4.50%, 06/01/2047 390 343
Westlake Corp
3.13%, 08/15/2051 60 39
3.60%, 08/15/2026 110 108
$ 6,099
Commercial Mortgage Backed Securities - 0 .11%
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 881
Fannie Mae-Aces
3.09%, 12/25/2027
(i)
644 619
Freddie Mac Multifamily Structured Pass Through
Certificates
3.21%, 03/25/2025 1,125 1,118
$ 2,618
Commercial Services - 0 .14%
American University/The
3.67%, 04/01/2049 35 28
Global Payments Inc
1.20%, 03/01/2026 645 616
3.20%, 08/15/2029 140 130
4.15%, 08/15/2049 70 56
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 171
4.68%, 07/01/2114 100 91
Moody's Corp
4.25%, 08/08/2032 65 63
5.00%, 08/05/2034 290 291
5.25%, 07/15/2044 90 89
PayPal Holdings Inc
2.85%, 10/01/2029 755 699
3.90%, 06/01/2027 65 64
4.40%, 06/01/2032 65 64
5.50%, 06/01/2054 130 134
S&P Global Inc
1.25%, 08/15/2030 160 134
2.45%, 03/01/2027 350 335
2.50%, 12/01/2029 55 50

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
S&P Global Inc (continued)
3.25%, 12/01/2049 $ 55 $ 40
3.70%, 03/01/2052 100 79
5.25%, 09/15/2033 160 165
University of Southern California
5.25%, 10/01/2111 20 20
$ 3,319
Computers - 0 .57%
Apple Inc
0.70%, 02/08/2026 275 263
1.20%, 02/08/2028 430 391
1.65%, 05/11/2030 550 478
2.40%, 08/20/2050 210 131
2.65%, 05/11/2050 600 395
2.65%, 02/08/2051 140 92
2.70%, 08/05/2051 85 56
2.80%, 02/08/2061 850 539
2.90%, 09/12/2027 300 289
2.95%, 09/11/2049 140 99
3.00%, 06/20/2027 500 485
3.20%, 05/11/2027 110 107
3.25%, 02/23/2026 500 494
3.35%, 02/09/2027 125 123
3.35%, 08/08/2032
(a)
500 468
3.75%, 11/13/2047 195 161
3.85%, 05/04/2043 200 173
3.95%, 08/08/2052 235 198
4.38%, 05/13/2045 80 74
4.65%, 02/23/2046 375 357
4.85%, 05/10/2053
(a)
320 318
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 237
3.45%, 12/15/2051 246 177
4.35%, 02/01/2030 135 132
5.25%, 02/01/2028 160 163
5.30%, 10/01/2029 300 306
5.40%, 04/15/2034 185 189
6.02%, 06/15/2026 486 493
8.35%, 07/15/2046 26 35
Hewlett Packard Enterprise Co
4.45%, 09/25/2026 405 403
4.55%, 10/15/2029 135 134
4.85%, 10/15/2031 205 203
5.00%, 10/15/2034 270 266
6.20%, 10/15/2035 75 81
6.35%, 10/15/2045 340 366
HP Inc
3.00%, 06/17/2027 140 134
4.75%, 01/15/2028 495 497
6.00%, 09/15/2041 355 372
IBM International Capital Pte Ltd
4.75%, 02/05/2031 265 266
4.90%, 02/05/2034 265 263
International Business Machines Corp
2.20%, 02/09/2027 575 548
3.30%, 05/15/2026 500 491
3.50%, 05/15/2029 160 153
4.00%, 06/20/2042 110 93
4.15%, 05/15/2039 195 174
4.25%, 05/15/2049 600 509
4.40%, 07/27/2032 100 98
4.50%, 02/06/2028 370 370
4.70%, 02/19/2046 145 133
5.10%, 02/06/2053 160 155
NetApp Inc
2.38%, 06/22/2027 155 147
$ 13,279
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 $ 200 $ 161
Cosmetics & Personal Care - 0 .13%
Colgate-Palmolive Co
4.60%, 03/01/2028 160 163
Haleon US Capital LLC
3.38%, 03/24/2027 250 243
3.63%, 03/24/2032 250 231
Kenvue Inc
4.90%, 03/22/2033 160 161
5.05%, 03/22/2028 160 163
5.05%, 03/22/2053 160 157
5.10%, 03/22/2043 160 159
Procter & Gamble Co/The
1.90%, 02/01/2027 540 515
Unilever Capital Corp
1.38%, 09/14/2030 150 126
1.75%, 08/12/2031 680 571
2.90%, 05/05/2027 435 421
4.63%, 08/12/2034 140 138
$ 3,048
Diversified Financial Services - 0 .88%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 150 145
2.45%, 10/29/2026 150 143
3.00%, 10/29/2028 600 560
3.30%, 01/30/2032 750 666
3.40%, 10/29/2033 150 130
4.95%, 09/10/2034 150 146
5.10%, 01/19/2029 150 151
6.10%, 01/15/2027 315 323
Air Lease Corp
1.88%, 08/15/2026 350 333
2.10%, 09/01/2028 385 350
2.88%, 01/15/2026 700 685
2.88%, 01/15/2032 65 57
5.10%, 03/01/2029 135 137
5.20%, 07/15/2031 130 131
Ally Financial Inc
2.20%, 11/02/2028 60 54
4.75%, 06/09/2027 160 160
8.00%, 11/01/2031 420 472
American Express Co
1.65%, 11/04/2026 310 293
3.30%, 05/03/2027 500 485
4.05%, 05/03/2029 100 98
4.05%, 12/03/2042 440 388
5.10%, 02/16/2028
(f)
130 131
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(f)
160 163
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(f)
345 350
Secured Overnight Financing Rate + 1.42%
5.39%, 07/28/2027
(f)
160 162
Secured Overnight Financing Rate + 0.97%
5.53%, 04/25/2030
(f)
250 257
Secured Overnight Financing Rate + 1.09%
6.49%, 10/30/2031
(f)
70 76
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
4.90%, 01/08/2035 260 263
5.35%, 01/08/2055 130 132
Blackrock Inc
2.10%, 02/25/2032 295 248
2.40%, 04/30/2030 200 179

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp
1.88%, 11/02/2027
(f)
$ 390 $ 368
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(f)
510 419
Secured Overnight Financing Rate + 1.34%
3.75%, 07/28/2026 300 294
4.93%, 05/10/2028
(f)
245 245
Secured Overnight Financing Rate + 2.06%
5.46%, 07/26/2030
(f)
140 142
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(a),(f)
135 138
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(f)
160 165
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(f)
140 144
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(f)
65 68
Secured Overnight Financing Rate + 2.26%
6.31%, 06/08/2029
(f)
160 166
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(f)
210 235
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
0.90%, 03/11/2026 400 382
1.15%, 05/13/2026 60 57
1.65%, 03/11/2031 400 333
1.95%, 12/01/2031 540 447
2.00%, 03/20/2028 115 106
5.64%, 05/19/2029
(f)
160 165
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 158
6.14%, 08/24/2034
(f)
155 166
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(f)
140 147
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 210
Discover Financial Services
4.10%, 02/09/2027 75 74
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 97
2.10%, 06/15/2030 400 351
2.65%, 09/15/2040 160 116
3.00%, 09/15/2060 160 100
3.75%, 12/01/2025 75 75
3.75%, 09/21/2028 335 326
4.00%, 09/15/2027 135 133
4.25%, 09/21/2048 250 214
4.60%, 03/15/2033 220 216
4.95%, 06/15/2052 65 61
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 171
4.15%, 01/23/2030 225 217
Legg Mason Inc
5.63%, 01/15/2044 25 26
Mastercard Inc
2.00%, 11/18/2031 190 161
2.95%, 03/15/2051 60 41
3.35%, 03/26/2030 875 827
3.85%, 03/26/2050 125 102
4.55%, 01/15/2035 270 264
4.88%, 03/09/2028 160 163
Nasdaq Inc
2.50%, 12/21/2040 55 38
5.35%, 06/28/2028 160 164
5.95%, 08/15/2053 295 312
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Nomura Holdings Inc
2.33%, 01/22/2027 $ 200 $ 190
2.68%, 07/16/2030 450 396
5.84%, 01/18/2028 320 328
6.09%, 07/12/2033 315 334
Synchrony Financial
3.95%, 12/01/2027 720 695
Visa Inc
1.10%, 02/15/2031 60 49
1.90%, 04/15/2027 80 76
2.00%, 08/15/2050
(a)
160 92
2.70%, 04/15/2040 155 118
2.75%, 09/15/2027 150 144
4.15%, 12/14/2035 500 476
4.30%, 12/14/2045 200 180
Voya Financial Inc
3.65%, 06/15/2026 500 491
$ 20,241
Electric - 1 .92%
AEP Texas Inc
2.10%, 07/01/2030 160 139
3.45%, 01/15/2050 50 36
3.45%, 05/15/2051 60 42
4.70%, 05/15/2032 105 103
5.25%, 05/15/2052 105 100
AEP Transmission Co LLC
2.75%, 08/15/2051 60 38
4.50%, 06/15/2052 70 62
5.40%, 03/15/2053 160 161
AES Corp/The
2.45%, 01/15/2031 60 51
Alabama Power Co
1.45%, 09/15/2030 155 130
3.13%, 07/15/2051 60 42
Ameren Corp
1.75%, 03/15/2028 60 55
5.00%, 01/15/2029 130 131
5.70%, 12/01/2026 140 143
Ameren Illinois Co
1.55%, 11/15/2030 65 54
3.25%, 03/15/2050 75 54
3.85%, 09/01/2032 355 332
4.15%, 03/15/2046 330 284
American Electric Power Co Inc
2.30%, 03/01/2030 155 137
5.63%, 03/01/2033 160 165
Arizona Public Service Co
2.60%, 08/15/2029 90 82
2.65%, 09/15/2050 150 92
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 52
4.55%, 06/01/2052 20 18
5.65%, 06/01/2054 130 136
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 303
2.85%, 05/15/2051 85 56
3.80%, 07/15/2048 650 508
4.60%, 05/01/2053 65 57
5.15%, 11/15/2043 200 198
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 44
4.95%, 04/01/2033 160 160
5.20%, 10/01/2028 160 163
CenterPoint Energy Inc
1.45%, 06/01/2026 60 57
2.95%, 03/01/2030 100 91
3.70%, 09/01/2049 60 45

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CMS Energy Corp
3.75%, 12/01/2050
(f)
$ 60 $ 52
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 489
3.13%, 03/15/2051 420 290
4.00%, 03/01/2048 370 304
5.30%, 06/01/2034 130 134
5.30%, 02/01/2053 160 159
5.65%, 06/01/2054 130 136
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 58
2.05%, 07/01/2031 60 51
3.20%, 03/15/2027 140 136
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 48
3.00%, 12/01/2060 65 41
3.70%, 11/15/2059 80 59
3.88%, 06/15/2047 300 240
4.30%, 12/01/2056 500 416
5.20%, 03/01/2033 160 164
6.15%, 11/15/2052 155 171
6.30%, 08/15/2037 370 407
6.75%, 04/01/2038 160 183
Consumers Energy Co
2.50%, 05/01/2060 91 54
4.35%, 04/15/2049 300 264
4.60%, 05/30/2029 135 135
4.70%, 01/15/2030 155 156
4.90%, 02/15/2029 155 157
Dominion Energy Inc
1.45%, 04/15/2026 760 727
3.30%, 04/15/2041 60 46
3.38%, 04/01/2030 315 293
4.90%, 08/01/2041 360 336
5.38%, 11/15/2032 410 420
5.95%, 06/15/2035 200 212
DTE Electric Co
1.90%, 04/01/2028 40 37
3.70%, 03/15/2045 200 161
5.20%, 03/01/2034 130 133
5.40%, 04/01/2053 160 165
DTE Energy Co
4.88%, 06/01/2028 105 105
4.95%, 07/01/2027 550 554
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 123
4.95%, 01/15/2033 160 161
5.30%, 02/15/2040 125 127
5.35%, 01/15/2053 160 161
5.40%, 01/15/2054 135 136
6.05%, 04/15/2038 460 500
Duke Energy Corp
2.65%, 09/01/2026 90 87
3.15%, 08/15/2027 90 87
3.30%, 06/15/2041 60 46
3.50%, 06/15/2051 60 43
3.95%, 08/15/2047 150 118
4.20%, 06/15/2049 150 122
4.50%, 08/15/2032 340 330
4.80%, 12/15/2045 230 208
4.85%, 01/05/2029 135 136
5.00%, 08/15/2052 65 60
5.45%, 06/15/2034 130 133
5.80%, 06/15/2054 130 133
6.10%, 09/15/2053 160 171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Florida LLC
1.75%, 06/15/2030 $ 155 $ 133
2.50%, 12/01/2029 255 231
3.40%, 10/01/2046 200 149
5.88%, 11/15/2033 145 154
5.95%, 11/15/2052 155 167
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 99
5.40%, 04/01/2053 160 161
Duke Energy Progress LLC
2.50%, 08/15/2050 160 99
Emera US Finance LP
4.75%, 06/15/2046 75 65
Entergy Arkansas LLC
2.65%, 06/15/2051 45 28
4.20%, 04/01/2049 600 502
5.15%, 01/15/2033 160 163
Entergy Corp
1.90%, 06/15/2028 35 32
2.40%, 06/15/2031 60 52
Entergy Louisiana LLC
2.90%, 03/15/2051 35 23
3.10%, 06/15/2041 60 45
3.12%, 09/01/2027 200 193
4.75%, 09/15/2052 415 377
5.15%, 09/15/2034 145 146
Entergy Texas Inc
1.75%, 03/15/2031 150 126
4.00%, 03/30/2029 170 166
Evergy Kansas Central Inc
5.70%, 03/15/2053 160 166
Evergy Metro Inc
2.25%, 06/01/2030 155 136
Eversource Energy
1.65%, 08/15/2030 160 135
5.00%, 01/01/2027 135 136
5.13%, 05/15/2033 160 159
Exelon Corp
3.35%, 03/15/2032 65 59
5.15%, 03/15/2029 125 127
Florida Power & Light Co
2.45%, 02/03/2032 65 56
2.88%, 12/04/2051 65 43
3.70%, 12/01/2047 70 56
4.05%, 10/01/2044 145 124
4.13%, 02/01/2042 300 262
4.40%, 05/15/2028 160 160
4.80%, 05/15/2033 120 120
5.10%, 04/01/2033 160 163
5.30%, 06/15/2034 130 134
5.60%, 06/15/2054 130 137
5.65%, 02/01/2037 250 265
Georgia Power Co
3.25%, 03/30/2027 400 389
4.30%, 03/15/2042 460 406
4.65%, 05/16/2028 160 160
4.70%, 05/15/2032 65 65
Interstate Power and Light Co
2.30%, 06/01/2030 40 35
Kentucky Utilities Co
3.30%, 06/01/2050 205 147
MidAmerican Energy Co
3.15%, 04/15/2050 145 104
4.25%, 07/15/2049 215 185
5.30%, 02/01/2055 135 135
Mississippi Power Co
4.25%, 03/15/2042 30 26

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 $ 60 $ 57
4.12%, 09/16/2027 135 134
4.15%, 12/15/2032 765 731
4.80%, 03/15/2028 365 369
5.00%, 02/07/2031 135 138
5.15%, 06/15/2029 130 133
Nevada Power Co
2.40%, 05/01/2030 200 178
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 45 41
2.25%, 06/01/2030 250 219
2.75%, 11/01/2029 545 500
3.55%, 05/01/2027 700 684
4.90%, 02/28/2028 160 161
4.90%, 03/15/2029 135 136
4.95%, 01/29/2026 135 135
5.00%, 07/15/2032 70 70
5.25%, 03/15/2034 135 137
5.25%, 02/28/2053 160 155
Northern States Power Co/MN
2.25%, 04/01/2031 60 52
2.60%, 06/01/2051 155 98
2.90%, 03/01/2050 70 47
5.10%, 05/15/2053 160 157
5.35%, 11/01/2039 30 31
NSTAR Electric Co
4.55%, 06/01/2052 65 58
4.95%, 09/15/2052 565 535
5.40%, 06/01/2034 130 134
Ohio Power Co
1.63%, 01/15/2031 265 220
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 195 136
4.15%, 06/01/2032 65 62
4.30%, 05/15/2028 570 567
4.55%, 09/15/2032 390 384
4.60%, 06/01/2052 65 58
4.65%, 11/01/2029
(e)
140 140
5.55%, 06/15/2054
(a),(e)
115 118
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 565
2.50%, 02/01/2031 880 762
3.30%, 08/01/2040 155 119
3.50%, 08/01/2050 850 611
4.20%, 06/01/2041 195 163
5.80%, 05/15/2034 125 130
5.90%, 06/15/2032 60 63
5.90%, 10/01/2054 135 139
6.10%, 01/15/2029 160 167
6.75%, 01/15/2053 160 180
PacifiCorp
2.90%, 06/15/2052 60 38
5.30%, 02/15/2031 265 272
5.35%, 12/01/2053 155 150
5.50%, 05/15/2054 160 158
6.00%, 01/15/2039 310 328
6.25%, 10/15/2037 330 356
PECO Energy Co
2.80%, 06/15/2050 110 73
2.85%, 09/15/2051 150 99
4.38%, 08/15/2052 360 316
4.60%, 05/15/2052 20 18
PPL Capital Funding Inc
5.25%, 09/01/2034 295 298
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
3.00%, 10/01/2049 $ 70 $ 49
3.95%, 06/01/2047 100 83
4.85%, 02/15/2034 65 65
5.00%, 05/15/2033 160 162
Public Service Co of Colorado
1.88%, 06/15/2031 45 38
2.70%, 01/15/2051 95 60
5.35%, 05/15/2034 385 395
Public Service Co of Oklahoma
5.25%, 01/15/2033 160 161
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 111
3.65%, 09/01/2028 200 194
3.80%, 03/01/2046 570 463
4.85%, 08/01/2034 140 140
5.30%, 08/01/2054 140 142
5.45%, 08/01/2053 155 160
Public Service Enterprise Group Inc
5.88%, 10/15/2028 160 167
6.13%, 10/15/2033 160 171
Puget Sound Energy Inc
2.89%, 09/15/2051 170 111
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 128
3.32%, 04/15/2050 155 111
3.70%, 03/15/2052 65 50
4.50%, 08/15/2040 50 47
Sempra
4.00%, 02/01/2048 70 56
6.55%, 04/01/2055
(f)
380 381
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 155 137
2.85%, 08/01/2029 100 92
3.45%, 02/01/2052 65 47
3.65%, 02/01/2050 640 486
4.00%, 04/01/2047 450 366
4.70%, 06/01/2027 135 135
4.88%, 02/01/2027 135 136
5.30%, 03/01/2028 160 163
5.45%, 06/01/2031 65 67
5.50%, 03/15/2040 350 355
5.65%, 10/01/2028 160 165
5.70%, 03/01/2053 160 165
5.85%, 11/01/2027 155 160
5.95%, 02/01/2038 30 32
Southern Co/The
1.75%, 03/15/2028 60 55
3.75%, 09/15/2051
(f)
40 38
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
150 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.20%, 06/15/2033 160 162
5.50%, 03/15/2029 160 165
5.70%, 10/15/2032 665 698
Southern Power Co
0.90%, 01/15/2026 10 10
4.95%, 12/15/2046 35 32
Southwestern Electric Power Co
4.10%, 09/15/2028 500 489
Southwestern Public Service Co
4.50%, 08/15/2041 150 134
6.00%, 06/01/2054 195 208

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tampa Electric Co
3.45%, 03/15/2051 $ 100 $ 72
Tucson Electric Power Co
1.50%, 08/01/2030 105 88
3.25%, 05/01/2051 60 42
Union Electric Co
2.15%, 03/15/2032 60 50
2.63%, 03/15/2051 130 82
5.45%, 03/15/2053 160 161
Virginia Electric and Power Co
2.30%, 11/15/2031 65 56
2.45%, 12/15/2050 145 87
2.95%, 11/15/2051 120 80
3.75%, 05/15/2027 40 39
5.05%, 08/15/2034 150 151
5.45%, 04/01/2053 310 313
5.55%, 08/15/2054 150 154
8.88%, 11/15/2038 225 302
WEC Energy Group Inc
1.38%, 10/15/2027 130 119
2.20%, 12/15/2028 60 55
4.75%, 01/09/2026 160 160
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 363
Xcel Energy Inc
1.75%, 03/15/2027 15 14
2.60%, 12/01/2029 140 126
4.60%, 06/01/2032 40 39
$ 44,319
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 225 211
2.20%, 12/21/2031 820 702
$ 913
Electronics - 0 .11%
Amphenol Corp
5.00%, 01/15/2035 275 275
5.05%, 04/05/2027 275 278
Fortive Corp
3.15%, 06/15/2026 100 98
Honeywell International Inc
1.10%, 03/01/2027 60 56
1.75%, 09/01/2031 60 50
1.95%, 06/01/2030 450 393
3.81%, 11/21/2047 100 81
4.25%, 01/15/2029 160 160
4.70%, 02/01/2030 270 271
5.00%, 02/15/2033 500 509
5.00%, 03/01/2035 125 126
5.25%, 03/01/2054 125 124
Jabil Inc
1.70%, 04/15/2026 60 58
Tyco Electronics Group SA
7.13%, 10/01/2037 37 43
$ 2,522
Entertainment - 0 .07%
Warnermedia Holdings Inc
3.76%, 03/15/2027 130 126
4.05%, 03/15/2029 130 123
4.28%, 03/15/2032 195 176
5.05%, 03/15/2042 430 363
5.14%, 03/15/2052 740 595
5.39%, 03/15/2062 215 171
$ 1,554
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .21%
Republic Services Inc
1.75%, 02/15/2032 $ 635 $ 519
2.30%, 03/01/2030 685 609
3.38%, 11/15/2027 385 373
5.00%, 11/15/2029 130 132
5.00%, 04/01/2034 320 321
Waste Connections Inc
2.20%, 01/15/2032 120 101
4.20%, 01/15/2033 735 700
Waste Management Inc
2.00%, 06/01/2029 60 54
2.50%, 11/15/2050 75 46
3.15%, 11/15/2027 790 762
4.15%, 04/15/2032 100 96
4.63%, 02/15/2033 160 159
4.65%, 03/15/2030 140 140
4.88%, 02/15/2029 310 315
4.95%, 07/03/2031 130 132
4.95%, 03/15/2035 140 140
5.35%, 10/15/2054 140 142
$ 4,741
Federal & Federally Sponsored Credit - 0 .05%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 475 476
4.50%, 08/14/2026 630 633
$ 1,109
Finance - Mortgage Loan/Banker - 0 .35%
Fannie Mae
0.75%, 10/08/2027 270 246
0.88%, 08/05/2030 710 593
2.13%, 04/24/2026 700 681
5.63%, 07/15/2037 65 72
6.25%, 05/15/2029 750 816
6.63%, 11/15/2030 230 259
7.13%, 01/15/2030 250 284
7.25%, 05/15/2030 249 287
Federal Home Loan Banks
1.25%, 12/21/2026 450 425
3.25%, 11/16/2028 950 923
3.63%, 09/04/2026 565 560
4.00%, 10/09/2026 270 269
4.00%, 06/30/2028 400 400
4.13%, 01/15/2027 265 265
4.63%, 11/17/2026 275 278
4.75%, 04/09/2027 375 381
5.50%, 07/15/2036 370 406
Freddie Mac
6.25%, 07/15/2032 280 317
6.75%, 03/15/2031 543 620
$ 8,082
Food - 0 .40%
Conagra Brands Inc
1.38%, 11/01/2027 100 91
4.85%, 11/01/2028 140 140
5.30%, 11/01/2038 85 83
5.40%, 11/01/2048 445 427
General Mills Inc
2.25%, 10/14/2031 775 659
4.88%, 01/30/2030 140 141
4.95%, 03/29/2033 160 160
5.50%, 10/17/2028 160 165
Hershey Co/The
2.65%, 06/01/2050 185 119
J M Smucker Co/The
2.13%, 03/15/2032
(a)
60 50
5.90%, 11/15/2028 245 256
6.50%, 11/15/2043 235 259

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 $ 265 $ 266
5.75%, 04/01/2033 193 197
6.50%, 12/01/2052 265 281
6.75%, 03/15/2034 349 380
Kellanova
2.10%, 06/01/2030 155 136
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 195
4.38%, 06/01/2046 235 199
4.88%, 10/01/2049 200 180
5.00%, 06/04/2042 200 188
5.20%, 07/15/2045 170 161
6.50%, 02/09/2040 200 221
Kroger Co/The
1.70%, 01/15/2031 60 50
3.70%, 08/01/2027 700 685
4.45%, 02/01/2047 345 297
4.65%, 09/15/2029 135 135
4.70%, 08/15/2026 270 271
5.00%, 09/15/2034 200 199
5.15%, 08/01/2043 300 287
5.40%, 07/15/2040 30 30
5.50%, 09/15/2054 200 198
5.65%, 09/15/2064 135 133
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 57
1.85%, 02/15/2031 60 50
Mondelez International Inc
1.50%, 02/04/2031
(a)
165 137
2.63%, 03/17/2027 65 62
2.63%, 09/04/2050 165 103
4.75%, 08/28/2034 145 142
Sysco Corp
2.40%, 02/15/2030 250 223
2.45%, 12/14/2031 115 98
4.85%, 10/01/2045 250 229
5.75%, 01/17/2029 145 150
The Campbell's Company
4.15%, 03/15/2028 185 182
Tyson Foods Inc
3.55%, 06/02/2027 75 73
4.55%, 06/02/2047 700 604
$ 9,358
Forest Products & Paper - 0 .02%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 23
Suzano Austria GmbH
2.50%, 09/15/2028 75 68
Suzano International Finance BV
5.50%, 01/17/2027 300 302
$ 393
Gas - 0 .17%
Atmos Energy Corp
1.50%, 01/15/2031 150 126
3.38%, 09/15/2049 145 107
4.13%, 10/15/2044 140 120
5.75%, 10/15/2052 410 433
5.90%, 11/15/2033 160 172
6.20%, 11/15/2053 120 136
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 127
4.40%, 07/01/2032 70 68
5.25%, 03/01/2028 160 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
NiSource Inc
3.60%, 05/01/2030 $ 640 $ 604
4.80%, 02/15/2044 210 194
5.00%, 06/15/2052 135 126
5.25%, 03/30/2028 65 66
5.40%, 06/30/2033 160 163
5.65%, 02/01/2045 250 255
Southern California Gas Co
2.55%, 02/01/2030 155 140
5.05%, 09/01/2034 640 648
5.75%, 06/01/2053 160 168
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 134
3.15%, 09/30/2051 60 41
$ 3,991
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 700 615
2.75%, 11/15/2050 85 52
$ 667
Healthcare - Products - 0 .30%
Abbott Laboratories
4.75%, 11/30/2036 350 347
4.75%, 04/15/2043 300 294
4.90%, 11/30/2046 210 206
Agilent Technologies Inc
2.10%, 06/04/2030 155 135
2.30%, 03/12/2031 60 52
Baxter International Inc
1.73%, 04/01/2031 85 71
1.92%, 02/01/2027 270 254
2.27%, 12/01/2028 665 603
2.54%, 02/01/2032 380 324
3.13%, 12/01/2051 260 171
Danaher Corp
2.60%, 10/01/2050 150 95
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 137
3.25%, 11/15/2039 150 121
GE HealthCare Technologies Inc
4.80%, 08/14/2029 155 155
5.65%, 11/15/2027 155 159
5.86%, 03/15/2030 155 162
5.91%, 11/22/2032 155 165
6.38%, 11/22/2052 155 176
Koninklijke Philips NV
5.00%, 03/15/2042 30 28
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 159
Medtronic Inc
4.38%, 03/15/2035 200 193
4.63%, 03/15/2045 286 265
Revvity Inc
1.90%, 09/15/2028 45 41
Stryker Corp
1.95%, 06/15/2030 600 521
4.38%, 05/15/2044 25 22
4.63%, 03/15/2046 100 91
4.85%, 12/08/2028 135 136
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 55
2.60%, 10/01/2029 145 133
2.80%, 10/15/2041 650 478
4.80%, 11/21/2027 155 157
5.09%, 08/10/2033 300 305
5.40%, 08/10/2043 150 154

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 $ 610 $ 528
$ 6,893
Healthcare - Services - 0 .79%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 293
Aetna Inc
3.88%, 08/15/2047 60 45
6.75%, 12/15/2037 205 223
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 109
Centene Corp
3.38%, 02/15/2030 600 540
4.63%, 12/15/2029 600 575
Cigna Group/The
1.25%, 03/15/2026 75 72
2.40%, 03/15/2030 791 703
3.20%, 03/15/2040 155 119
3.40%, 03/15/2051 90 63
3.88%, 10/15/2047 55 43
4.38%, 10/15/2028 175 173
4.80%, 08/15/2038 870 824
5.13%, 05/15/2031 265 268
5.60%, 02/15/2054 130 130
Elevance Health Inc
1.50%, 03/15/2026 60 58
3.13%, 05/15/2050 75 51
3.60%, 03/15/2051 60 44
4.10%, 03/01/2028 255 251
4.38%, 12/01/2047 300 255
4.65%, 01/15/2043 660 598
4.75%, 02/15/2030 135 135
4.75%, 02/15/2033 160 157
5.20%, 02/15/2035 205 206
5.38%, 06/15/2034 130 132
5.65%, 06/15/2054 130 132
5.70%, 02/15/2055 135 138
6.10%, 10/15/2052 155 165
HCA Inc
2.38%, 07/15/2031 60 51
3.38%, 03/15/2029 135 127
3.50%, 09/01/2030 680 627
3.50%, 07/15/2051 260 179
4.38%, 03/15/2042 65 55
5.20%, 06/01/2028 160 162
5.25%, 06/15/2026 545 546
5.45%, 04/01/2031 130 132
5.45%, 09/15/2034 210 210
5.50%, 06/01/2033 160 162
5.50%, 06/15/2047 240 230
5.60%, 04/01/2034 130 131
5.95%, 09/15/2054 210 212
6.00%, 04/01/2054 200 203
Humana Inc
1.35%, 02/03/2027 180 167
2.15%, 02/03/2032 60 49
3.13%, 08/15/2029 175 162
4.95%, 10/01/2044 320 287
5.50%, 03/15/2053 160 153
Kaiser Foundation Hospitals
4.15%, 05/01/2047 500 432
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 451
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/2055 300 256
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 194
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Quest Diagnostics Inc
2.95%, 06/30/2030 $ 155 $ 141
4.60%, 12/15/2027 220 220
5.00%, 12/15/2034 225 223
UnitedHealth Group Inc
1.25%, 01/15/2026 155 150
2.30%, 05/15/2031 60 52
2.75%, 05/15/2040 155 115
2.88%, 08/15/2029 150 140
2.90%, 05/15/2050 155 103
3.05%, 05/15/2041 660 501
3.10%, 03/15/2026 400 394
3.25%, 05/15/2051 435 307
3.45%, 01/15/2027 100 98
3.50%, 08/15/2039 125 104
3.70%, 05/15/2027 65 64
4.25%, 04/15/2047 320 274
4.25%, 06/15/2048 110 94
4.45%, 12/15/2048 95 83
4.60%, 04/15/2027 210 211
4.70%, 04/15/2029 105 106
4.75%, 07/15/2026 250 251
4.75%, 05/15/2052 65 60
4.80%, 01/15/2030 250 252
4.90%, 04/15/2031 210 213
4.95%, 01/15/2032 250 252
5.00%, 04/15/2034 210 211
5.15%, 07/15/2034 250 254
5.20%, 04/15/2063 320 308
5.50%, 07/15/2044 250 256
5.50%, 04/15/2064 210 211
5.63%, 07/15/2054 250 259
5.88%, 02/15/2053 310 331
6.88%, 02/15/2038 200 235
$ 18,153
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 60 56
1.40%, 10/15/2027 150 138
$ 194
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 237
Insurance - 0 .64%
Aflac Inc
1.13%, 03/15/2026 60 58
Allstate Corp/The
0.75%, 12/15/2025 170 163
1.45%, 12/15/2030 170 140
5.25%, 03/30/2033 290 295
American International Group Inc
4.38%, 06/30/2050 100 87
4.80%, 07/10/2045 700 648
5.13%, 03/27/2033 105 106
5.75%, 04/01/2048
(f)
200 199
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 140
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 43
2.85%, 05/28/2027 65 62
2.90%, 08/23/2051 60 39
5.00%, 09/12/2032 520 525
5.35%, 02/28/2033 160 164
Aon North America Inc
5.13%, 03/01/2027 125 126
5.15%, 03/01/2029 190 193
5.45%, 03/01/2034 125 128

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon North America Inc (continued)
5.75%, 03/01/2054 $ 65 $ 67
Arch Capital Finance LLC
5.03%, 12/15/2046 45 42
Athene Holding Ltd
4.13%, 01/12/2028 575 563
6.25%, 04/01/2054 125 132
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 56
2.85%, 10/15/2050 100 67
2.88%, 03/15/2032 250 224
3.85%, 03/15/2052 440 354
4.20%, 08/15/2048 180 158
4.30%, 05/15/2043 235 213
5.75%, 01/15/2040 25 27
Brown & Brown Inc
4.50%, 03/15/2029 300 296
Chubb Corp/The
6.00%, 05/11/2037 350 381
Chubb INA Holdings LLC
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 130
4.35%, 11/03/2045 400 357
4.65%, 08/15/2029 145 146
5.00%, 03/15/2034 145 147
CNA Financial Corp
2.05%, 08/15/2030 160 138
Corebridge Financial Inc
3.85%, 04/05/2029 65 63
3.90%, 04/05/2032 390 362
6.05%, 09/15/2033 160 169
Equitable Holdings Inc
4.35%, 04/20/2028 140 138
5.00%, 04/20/2048 62 58
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 130
Markel Group Inc
3.45%, 05/07/2052 75 53
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 253
4.38%, 03/15/2029 440 437
4.55%, 11/08/2027 140 140
4.85%, 11/15/2031 140 140
4.90%, 03/15/2049 110 104
5.00%, 03/15/2035 275 276
5.40%, 09/15/2033
(a)
160 167
5.40%, 03/15/2055 140 142
5.70%, 09/15/2053 160 169
6.25%, 11/01/2052 155 175
MetLife Inc
4.13%, 08/13/2042 250 217
4.60%, 05/13/2046 195 179
4.88%, 11/13/2043 50 47
5.25%, 01/15/2054 160 159
5.30%, 12/15/2034 130 133
5.38%, 07/15/2033 160 167
5.70%, 06/15/2035 600 635
Progressive Corp/The
2.45%, 01/15/2027 500 480
3.70%, 03/15/2052 210 163
4.35%, 04/25/2044 30 27
4.95%, 06/15/2033 160 162
Prudential Financial Inc
3.70%, 10/01/2050
(f)
160 145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 600
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc (continued)
5.70%, 09/15/2048
(f)
$ 520 $ 520
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 63
4.00%, 05/30/2047 175 146
5.45%, 05/25/2053 200 207
6.25%, 06/15/2037 650 721
W R Berkley Corp
4.00%, 05/12/2050 75 60
Willis North America Inc
2.95%, 09/15/2029 50 46
3.88%, 09/15/2049 140 109
5.35%, 05/15/2033 160 163
$ 14,759
Internet - 0 .42%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 137
3.40%, 12/06/2027 860 829
4.20%, 12/06/2047 200 167
Alphabet Inc
1.90%, 08/15/2040 160 109
Amazon.com Inc
2.10%, 05/12/2031 210 181
2.50%, 06/03/2050 285 180
2.88%, 05/12/2041 210 161
3.10%, 05/12/2051 210 149
3.15%, 08/22/2027 600 582
3.25%, 05/12/2061 400 277
3.30%, 04/13/2027 180 176
3.88%, 08/22/2037 300 273
3.95%, 04/13/2052 540 450
4.05%, 08/22/2047 500 432
4.25%, 08/22/2057 350 304
4.60%, 12/01/2025 455 456
4.70%, 12/01/2032 420 424
Baidu Inc
1.72%, 04/09/2026 400 384
Booking Holdings Inc
3.60%, 06/01/2026 200 197
eBay Inc
2.60%, 05/10/2031 360 316
3.65%, 05/10/2051 400 298
4.00%, 07/15/2042 20 17
5.95%, 11/22/2027 155 161
Expedia Group Inc
2.95%, 03/15/2031 13 12
Meta Platforms Inc
3.85%, 08/15/2032 135 128
4.30%, 08/15/2029 155 154
4.45%, 08/15/2052 750 669
4.75%, 08/15/2034 310 310
4.80%, 05/15/2030 100 102
4.95%, 05/15/2033 160 164
5.40%, 08/15/2054 310 317
5.55%, 08/15/2064 155 160
5.60%, 05/15/2053 320 337
Netflix Inc
4.90%, 08/15/2034 285 287
5.88%, 11/15/2028 285 298
$ 9,598
Iron & Steel - 0 .05%
ArcelorMittal SA
6.00%, 06/17/2034 260 271
Nucor Corp
3.13%, 04/01/2032 65 58
4.30%, 05/23/2027 65 65

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Steel Dynamics Inc
1.65%, 10/15/2027 $ 65 $ 60
5.38%, 08/15/2034 130 132
Vale Overseas Ltd
6.13%, 06/12/2033 320 330
6.40%, 06/28/2054 130 132
6.88%, 11/10/2039 73 80
$ 1,128
Lodging - 0 .06%
Hyatt Hotels Corp
5.25%, 06/30/2029 130 132
Marriott International Inc/MD
2.85%, 04/15/2031 510 453
5.00%, 10/15/2027 275 278
5.35%, 03/15/2035 135 136
5.55%, 10/15/2028 315 325
$ 1,324
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 120 110
1.15%, 09/14/2026 60 57
4.35%, 05/15/2026 160 160
4.50%, 01/08/2027 135 135
4.70%, 11/15/2029 280 282
5.00%, 05/14/2027 130 132
Caterpillar Inc
2.60%, 04/09/2030
(a)
160 145
3.25%, 09/19/2049 145 107
3.80%, 08/15/2042 550 466
$ 1,594
Machinery - Diversified - 0 .16%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 145
Dover Corp
5.38%, 03/01/2041 30 30
Ingersoll Rand Inc
5.20%, 06/15/2027 130 132
5.31%, 06/15/2031 130 133
John Deere Capital Corp
0.70%, 01/15/2026 225 216
1.05%, 06/17/2026 60 57
1.50%, 03/06/2028 60 55
2.00%, 06/17/2031 55 47
2.35%, 03/08/2027 65 62
2.80%, 07/18/2029 115 107
4.15%, 09/15/2027 155 154
4.35%, 09/15/2032 345 338
4.50%, 01/08/2027 135 136
4.75%, 06/08/2026 320 322
4.85%, 06/11/2029 215 218
4.90%, 06/11/2027 215 218
4.90%, 03/07/2031 125 127
4.95%, 07/14/2028 160 163
5.10%, 04/11/2034 300 307
Otis Worldwide Corp
2.57%, 02/15/2030 155 139
3.36%, 02/15/2050 155 114
Rockwell Automation Inc
1.75%, 08/15/2031 40 33
2.80%, 08/15/2061 60 36
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 299
$ 3,588
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0 .61%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 $ 120 $ 107
2.30%, 02/01/2032 250 202
2.80%, 04/01/2031 110 94
3.50%, 06/01/2041 115 83
3.70%, 04/01/2051 110 73
3.85%, 04/01/2061 335 214
3.90%, 06/01/2052 60 41
4.40%, 12/01/2061 30 21
4.80%, 03/01/2050 600 474
5.38%, 04/01/2038 50 46
5.38%, 05/01/2047 240 205
5.75%, 04/01/2048 280 250
6.15%, 11/10/2026 140 143
6.38%, 10/23/2035 500 514
6.48%, 10/23/2045 395 388
6.55%, 06/01/2034 130 136
Comcast Corp
1.50%, 02/15/2031 160 132
2.35%, 01/15/2027 155 148
2.45%, 08/15/2052 160 93
2.65%, 02/01/2030 115 104
2.65%, 08/15/2062 160 91
2.89%, 11/01/2051 350 226
2.94%, 11/01/2056 390 245
2.99%, 11/01/2063 409 248
3.15%, 03/01/2026 75 74
3.25%, 11/01/2039 230 181
3.45%, 02/01/2050 250 182
3.55%, 05/01/2028 685 663
3.90%, 03/01/2038 160 139
3.97%, 11/01/2047 105 85
4.00%, 03/01/2048 210 170
4.40%, 08/15/2035 245 232
4.55%, 01/15/2029
(a)
520 521
4.70%, 10/15/2048 300 274
4.80%, 05/15/2033 365 363
5.10%, 06/01/2029
(a)
345 352
5.30%, 06/01/2034
(a)
345 354
5.50%, 11/15/2032 325 340
5.65%, 06/01/2054 295 304
Discovery Communications LLC
3.63%, 05/15/2030 60 54
3.95%, 03/20/2028 250 239
5.20%, 09/20/2047 200 165
Fox Corp
5.48%, 01/25/2039 110 108
5.58%, 01/25/2049 140 136
6.50%, 10/13/2033 410 440
Paramount Global
4.38%, 03/15/2043 400 308
4.85%, 07/01/2042 300 248
7.88%, 07/30/2030 30 33
Thomson Reuters Corp
5.85%, 04/15/2040 30 32
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 23
Time Warner Cable LLC
4.50%, 09/15/2042 170 133
5.88%, 11/15/2040 260 240
6.55%, 05/01/2037 360 358
7.30%, 07/01/2038 60 63
Walt Disney Co/The
1.75%, 01/13/2026 935 907
2.00%, 09/01/2029 350 313
2.20%, 01/13/2028 110 103
2.65%, 01/13/2031 150 135

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The (continued)
3.38%, 11/15/2026 $ 170 $ 167
3.50%, 05/13/2040 155 129
3.60%, 01/13/2051 305 236
4.70%, 03/23/2050 220 205
4.95%, 10/15/2045 125 120
6.40%, 12/15/2035 369 416
6.65%, 11/15/2037 250 287
$ 14,110
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 162
Mining - 0 .19%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 431
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 149
4.88%, 02/27/2026 160 160
4.90%, 02/28/2033 160 161
5.00%, 09/30/2043 500 487
5.25%, 09/08/2026 160 162
5.25%, 09/08/2030 160 164
5.50%, 09/08/2053 160 164
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 196
5.25%, 09/01/2029 700 703
Newmont Corp
2.60%, 07/15/2032 170 147
4.88%, 03/15/2042 500 474
6.25%, 10/01/2039 100 109
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 33
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 101
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 250 238
5.00%, 03/09/2033 160 163
Southern Copper Corp
5.25%, 11/08/2042 200 187
5.88%, 04/23/2045 110 110
$ 4,339
Miscellaneous Manufacturers - 0 .11%
3M Co
2.38%, 08/26/2029 250 226
3.25%, 08/26/2049 100 72
Eaton Corp
4.15%, 03/15/2033 575 554
4.15%, 11/02/2042 95 84
Illinois Tool Works Inc
2.65%, 11/15/2026 90 87
Parker-Hannifin Corp
4.25%, 09/15/2027 435 432
4.50%, 09/15/2029 435 434
Teledyne Technologies Inc
2.25%, 04/01/2028 60 56
Textron Inc
4.00%, 03/15/2026 500 495
$ 2,440
Oil & Gas - 0 .79%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 175
2.72%, 01/12/2032 30 26
2.94%, 06/04/2051 750 494
3.00%, 02/24/2050 155 104
3.00%, 03/17/2052 60 40
3.06%, 06/17/2041 115 86
3.12%, 05/04/2026 110 108
3.41%, 02/11/2026 700 691
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets America Inc (continued)
3.54%, 04/06/2027 $ 215 $ 211
3.59%, 04/14/2027 400 392
4.70%, 04/10/2029 270 271
4.81%, 02/13/2033 160 158
4.89%, 09/11/2033 160 159
4.97%, 10/17/2029 130 132
4.99%, 04/10/2034 135 135
5.02%, 11/17/2027 210 213
5.23%, 11/17/2034 130 132
BP Capital Markets PLC
3.28%, 09/19/2027 115 112
Canadian Natural Resources Ltd
4.95%, 06/01/2047 300 270
6.25%, 03/15/2038 300 316
Cenovus Energy Inc
6.75%, 11/15/2039 40 44
Chevron Corp
2.00%, 05/11/2027 155 147
Chevron USA Inc
2.34%, 08/12/2050 160 96
ConocoPhillips Co
3.80%, 03/15/2052 345 266
4.03%, 03/15/2062 440 341
4.70%, 01/15/2030
(h)
140 140
5.00%, 01/15/2035
(h)
140 140
5.05%, 09/15/2033 315 320
5.50%, 01/15/2055
(h)
140 141
5.55%, 03/15/2054 155 157
Devon Energy Corp
5.00%, 06/15/2045 75 66
5.20%, 09/15/2034 125 122
5.60%, 07/15/2041 380 367
5.75%, 09/15/2054 125 120
Diamondback Energy Inc
3.25%, 12/01/2026 110 107
5.15%, 01/30/2030 95 96
5.20%, 04/18/2027 55 56
5.40%, 04/18/2034 500 505
5.75%, 04/18/2054 150 149
EOG Resources Inc
5.65%, 12/01/2054 140 144
Equinor ASA
2.38%, 05/22/2030 250 224
3.00%, 04/06/2027 155 151
3.25%, 11/18/2049 445 324
3.63%, 04/06/2040 155 130
Exxon Mobil Corp
2.44%, 08/16/2029 100 92
3.00%, 08/16/2039 80 63
3.45%, 04/15/2051 230 172
3.57%, 03/06/2045 340 270
4.23%, 03/19/2040 315 286
Hess Corp
4.30%, 04/01/2027 300 298
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 124
Marathon Oil Corp
4.40%, 07/15/2027 300 299
Marathon Petroleum Corp
5.00%, 09/15/2054 200 174
Occidental Petroleum Corp
5.00%, 08/01/2027 175 176
5.20%, 08/01/2029 175 176
5.38%, 01/01/2032 175 174
6.05%, 10/01/2054 175 173
6.45%, 09/15/2036 520 546
6.63%, 09/01/2030 320 339

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66
1.30%, 02/15/2026 $ 30 $ 29
2.15%, 12/15/2030 110 95
4.65%, 11/15/2034 560 538
4.88%, 11/15/2044 350 317
5.88%, 05/01/2042 30 31
Phillips 66 Co
4.90%, 10/01/2046 270 243
4.95%, 12/01/2027 160 162
5.25%, 06/15/2031 135 137
5.50%, 03/15/2055 135 132
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 53
1.90%, 08/15/2030 160 138
2.15%, 01/15/2031 55 48
Shell Finance US Inc
3.25%, 04/06/2050 350 252
4.00%, 05/10/2046 360 297
4.13%, 05/11/2035 130 123
4.38%, 05/11/2045 325 286
4.55%, 08/12/2043 340 311
Shell International Finance BV
2.88%, 05/10/2026 155 151
2.88%, 11/26/2041 120 89
6.38%, 12/15/2038 400 451
Suncor Energy Inc
3.75%, 03/04/2051 60 44
4.00%, 11/15/2047 100 78
6.80%, 05/15/2038 77 85
6.85%, 06/01/2039 73 82
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 87
3.13%, 05/29/2050 155 108
3.39%, 06/29/2060 115 79
TotalEnergies Capital SA
5.15%, 04/05/2034 235 238
5.28%, 09/10/2054 135 132
5.43%, 09/10/2064 135 133
5.49%, 04/05/2054 235 237
Valero Energy Corp
2.80%, 12/01/2031 740 643
4.00%, 06/01/2052 525 400
6.63%, 06/15/2037 60 66
7.50%, 04/15/2032 60 69
$ 18,328
Oil & Gas Services - 0 .07%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 57
3.14%, 11/07/2029 150 140
3.34%, 12/15/2027 135 130
Halliburton Co
4.50%, 11/15/2041 400 358
5.00%, 11/15/2045 230 216
7.45%, 09/15/2039 386 466
NOV Inc
3.60%, 12/01/2029 150 141
Schlumberger Investment SA
2.65%, 06/26/2030 160 145
$ 1,653
Packaging & Containers - 0 .04%
Packaging Corp of America
3.05%, 10/01/2051 200 135
Smurfit Westrock Financing DAC
5.42%, 01/15/2035
(e)
280 286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
WRKCo Inc
3.00%, 06/15/2033 $ 80 $ 69
4.65%, 03/15/2026 500 501
$ 991
Pharmaceuticals - 1 .29%
AbbVie Inc
2.95%, 11/21/2026 300 291
3.20%, 05/14/2026 300 295
3.20%, 11/21/2029 820 769
4.05%, 11/21/2039 375 334
4.25%, 11/14/2028 140 139
4.25%, 11/21/2049 175 151
4.40%, 11/06/2042 25 23
4.45%, 05/14/2046 270 241
4.50%, 05/14/2035 300 289
4.55%, 03/15/2035 170 164
4.80%, 03/15/2027 255 257
4.80%, 03/15/2029 255 257
4.85%, 06/15/2044 645 610
4.88%, 11/14/2048 440 415
4.95%, 03/15/2031 190 192
5.05%, 03/15/2034 95 96
5.40%, 03/15/2054 75 76
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 96
2.25%, 05/28/2031 60 52
4.80%, 02/26/2027 130 131
4.85%, 02/26/2029 130 132
4.88%, 03/03/2028 285 289
4.88%, 03/03/2033 400 404
4.90%, 02/26/2031 130 132
AstraZeneca PLC
0.70%, 04/08/2026 120 114
1.38%, 08/06/2030 350 295
3.00%, 05/28/2051 45 31
4.38%, 08/17/2048 60 54
6.45%, 09/15/2037 30 34
Becton Dickinson & Co
1.96%, 02/11/2031 60 51
3.70%, 06/06/2027 600 588
3.79%, 05/20/2050 710 554
4.67%, 06/06/2047 155 139
4.69%, 12/15/2044 59 53
5.08%, 06/07/2029 235 238
Bristol-Myers Squibb Co
1.13%, 11/13/2027 120 109
1.45%, 11/13/2030 65 55
2.55%, 11/13/2050 65 40
2.95%, 03/15/2032 200 178
3.40%, 07/26/2029 350 333
3.55%, 03/15/2042 200 161
3.70%, 03/15/2052 250 194
3.90%, 02/20/2028 130 128
4.13%, 06/15/2039 195 175
4.25%, 10/26/2049 360 307
4.35%, 11/15/2047 210 182
4.55%, 02/20/2048 171 153
4.90%, 02/22/2027 380 384
4.90%, 02/22/2029 265 269
5.20%, 02/22/2034 265 271
5.50%, 02/22/2044 130 134
5.55%, 02/22/2054 230 238
5.75%, 02/01/2031 140 148
6.40%, 11/15/2063 140 159
Cardinal Health Inc
3.41%, 06/15/2027 400 388

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
1.30%, 08/21/2027 $ 160 $ 146
1.75%, 08/21/2030 160 133
1.88%, 02/28/2031 55 45
2.70%, 08/21/2040 160 109
3.00%, 08/15/2026 105 102
3.25%, 08/15/2029 740 684
4.78%, 03/25/2038 800 727
4.88%, 07/20/2035 510 485
5.05%, 03/25/2048 725 643
5.13%, 07/20/2045 430 387
5.25%, 02/21/2033 160 159
5.30%, 06/01/2033 160 159
5.55%, 06/01/2031 130 132
5.70%, 06/01/2034
(a)
130 133
5.88%, 06/01/2053 320 315
Eli Lilly & Co
2.50%, 09/15/2060 155 89
4.15%, 03/15/2059 320 268
4.50%, 02/09/2027 130 131
4.50%, 02/09/2029 130 130
4.60%, 08/14/2034 200 197
4.70%, 02/09/2034 130 129
4.88%, 02/27/2053 120 115
5.00%, 02/09/2054 130 127
5.05%, 08/14/2054 200 197
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 140 138
6.38%, 05/15/2038 760 850
Johnson & Johnson
2.10%, 09/01/2040 115 80
3.70%, 03/01/2046 90 75
4.80%, 06/01/2029 520 531
4.90%, 06/01/2031 520 532
4.95%, 06/01/2034 260 267
5.95%, 08/15/2037 75 83
McKesson Corp
0.90%, 12/03/2025 60 58
Merck & Co Inc
1.70%, 06/10/2027 155 146
1.90%, 12/10/2028 70 64
2.35%, 06/24/2040 135 95
2.75%, 12/10/2051 140 90
2.90%, 12/10/2061 420 259
3.70%, 02/10/2045 600 486
4.15%, 05/18/2043 200 175
4.50%, 05/17/2033 300 296
5.00%, 05/17/2053 320 308
Novartis Capital Corp
2.75%, 08/14/2050 155 105
3.80%, 09/18/2029 300 292
4.20%, 09/18/2034 300 287
4.70%, 09/18/2054 300 281
Pfizer Inc
1.75%, 08/18/2031 245 205
2.55%, 05/28/2040 800 578
4.00%, 12/15/2036 45 41
4.20%, 09/15/2048 80 68
4.30%, 06/15/2043 225 200
4.40%, 05/15/2044 75 68
7.20%, 03/15/2039 60 72
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 620 619
4.45%, 05/19/2028 780 778
4.65%, 05/19/2030 320 320
4.75%, 05/19/2033 480 475
5.11%, 05/19/2043 320 314
5.30%, 05/19/2053 300 297
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd (continued)
5.34%, 05/19/2063 $ 320 $ 311
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 611
3.18%, 07/09/2050 645 444
5.30%, 07/05/2034 260 264
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 268
Viatris Inc
2.30%, 06/22/2027 115 108
2.70%, 06/22/2030 155 136
3.85%, 06/22/2040 115 89
4.00%, 06/22/2050 155 111
Wyeth LLC
5.95%, 04/01/2037 60 65
Zoetis Inc
2.00%, 05/15/2030 85 74
3.00%, 05/15/2050 40 27
$ 29,775
Pipelines - 0 .87%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 284
Cheniere Energy Partners LP
5.75%, 08/15/2034
(e)
255 260
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 567
Enbridge Inc
1.60%, 10/04/2026 20 19
2.50%, 08/01/2033 465 383
3.13%, 11/15/2029 150 139
3.40%, 08/01/2051 45 32
4.25%, 12/01/2026 75 74
5.30%, 04/05/2029 125 127
5.70%, 03/08/2033 160 166
5.90%, 11/15/2026 265 271
5.95%, 04/05/2054 125 131
6.70%, 11/15/2053 145 166
Energy Transfer LP
3.75%, 05/15/2030 715 675
4.75%, 01/15/2026 500 499
5.30%, 04/15/2047 500 463
5.35%, 05/15/2045 220 207
5.55%, 05/15/2034 135 137
5.75%, 02/15/2033 155 159
6.05%, 09/01/2054 275 283
6.10%, 12/01/2028 320 335
6.25%, 04/15/2049 155 162
6.40%, 12/01/2030 320 342
6.50%, 02/01/2042 370 399
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 56
4.25%, 02/15/2048 250 212
4.45%, 02/15/2043 350 313
4.85%, 01/31/2034 135 134
4.85%, 03/15/2044 750 703
4.95%, 02/15/2035 220 219
5.05%, 01/10/2026 160 161
5.55%, 02/16/2055 220 224
6.45%, 09/01/2040 490 546
6.88%, 03/01/2033 39 44
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 18
5.00%, 03/01/2043 275 252
Kinder Morgan Inc
1.75%, 11/15/2026 60 57
2.00%, 02/15/2031 130 111
3.25%, 08/01/2050 130 87
3.60%, 02/15/2051 245 176

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Inc (continued)
5.00%, 02/01/2029 $ 135 $ 136
5.05%, 02/15/2046 30 27
5.10%, 08/01/2029 150 152
5.20%, 06/01/2033 160 160
5.40%, 02/01/2034 135 137
5.55%, 06/01/2045 500 488
5.95%, 08/01/2054 130 134
MPLX LP
1.75%, 03/01/2026 160 154
4.13%, 03/01/2027 425 420
4.25%, 12/01/2027 300 296
4.50%, 04/15/2038 200 181
5.00%, 03/01/2033 160 157
5.50%, 06/01/2034 130 131
5.50%, 02/15/2049 830 802
ONEOK Inc
3.40%, 09/01/2029 350 329
4.25%, 09/24/2027 350 346
4.75%, 10/15/2031 335 330
5.55%, 11/01/2026 189 191
5.70%, 11/01/2054 285 284
5.85%, 11/01/2064 285 284
6.05%, 09/01/2033 315 332
6.63%, 09/01/2053 155 172
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 456
4.70%, 06/15/2044 330 287
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 635
5.00%, 03/15/2027 375 377
Targa Resources Corp
5.20%, 07/01/2027 220 223
6.13%, 03/15/2033 160 169
6.15%, 03/01/2029 145 152
6.50%, 03/30/2034 145 158
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 296
Western Midstream Operating LP
5.45%, 11/15/2034 290 288
6.15%, 04/01/2033 160 166
Williams Cos Inc/The
2.60%, 03/15/2031 160 140
3.50%, 10/15/2051 60 43
3.75%, 06/15/2027 45 44
4.85%, 03/01/2048 350 316
4.90%, 03/15/2029 135 136
5.10%, 09/15/2045 120 114
5.30%, 08/15/2028 250 255
5.30%, 08/15/2052 65 63
5.65%, 03/15/2033 160 165
6.30%, 04/15/2040 430 463
$ 20,182
Private Equity - 0 .04%
Brookfield Finance Inc
2.72%, 04/15/2031 60 53
3.50%, 03/30/2051 150 109
3.90%, 01/25/2028 700 685
5.68%, 01/15/2035 130 134
$ 981
Regional Authority - 0 .24%
Province of Alberta Canada
1.30%, 07/22/2030 175 148
3.30%, 03/15/2028 170 165
4.50%, 06/26/2029 250 252
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of British Columbia Canada
0.90%, 07/20/2026 $ 265 $ 251
1.30%, 01/29/2031 160 134
4.20%, 07/06/2033 315 307
4.75%, 06/12/2034 250 253
4.80%, 11/15/2028 140 142
6.50%, 01/15/2026 45 46
Province of Manitoba Canada
1.50%, 10/25/2028 85 77
4.30%, 07/27/2033 160 157
Province of Ontario Canada
0.63%, 01/21/2026 280 268
1.05%, 04/14/2026 415 397
1.13%, 10/07/2030 300 250
2.13%, 01/21/2032 340 292
3.10%, 05/19/2027 285 277
3.70%, 09/17/2029 265 258
4.20%, 01/18/2029 360 358
Province of Quebec Canada
1.35%, 05/28/2030 490 418
3.63%, 04/13/2028 320 313
4.25%, 09/05/2034 130 127
4.50%, 04/03/2029 450 453
4.50%, 09/08/2033 160 159
7.50%, 09/15/2029 36 41
$ 5,543
REITs - 0 .88%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 189
2.00%, 05/18/2032 400 326
2.75%, 12/15/2029 70 63
2.95%, 03/15/2034 65 55
3.00%, 05/18/2051 100 65
4.00%, 02/01/2050 70 55
4.90%, 12/15/2030 80 80
5.15%, 04/15/2053 160 151
American Tower Corp
1.60%, 04/15/2026 60 58
1.88%, 10/15/2030 175 148
2.90%, 01/15/2030 155 141
2.95%, 01/15/2051 60 40
3.38%, 10/15/2026 500 488
3.65%, 03/15/2027 515 503
3.70%, 10/15/2049 300 228
3.95%, 03/15/2029 200 193
5.25%, 07/15/2028 160 162
5.65%, 03/15/2033 160 165
5.90%, 11/15/2033 160 168
AvalonBay Communities Inc
1.90%, 12/01/2028 60 54
2.05%, 01/15/2032 60 51
2.30%, 03/01/2030 755 671
5.00%, 02/15/2033 155 156
5.35%, 06/01/2034 130 134
Boston Properties LP
2.55%, 04/01/2032 245 202
2.90%, 03/15/2030 600 535
3.65%, 02/01/2026 500 492
COPT Defense Properties LP
2.75%, 04/15/2031 60 52
Crown Castle Inc
1.05%, 07/15/2026 115 108
2.50%, 07/15/2031 60 51
2.90%, 04/01/2041 60 44
3.10%, 11/15/2029 125 115
3.25%, 01/15/2051 115 80
3.70%, 06/15/2026 600 590
3.80%, 02/15/2028 430 417

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle Inc (continued)
4.00%, 11/15/2049 $ 95 $ 75
4.90%, 09/01/2029 145 145
5.00%, 01/11/2028 160 161
5.10%, 05/01/2033 350 349
CubeSmart LP
2.00%, 02/15/2031 110 93
2.25%, 12/15/2028 60 54
Digital Realty Trust LP
5.55%, 01/15/2028 345 353
Equinix Inc
1.80%, 07/15/2027 155 144
2.50%, 05/15/2031 460 400
3.20%, 11/18/2029 130 121
3.40%, 02/15/2052 60 43
ERP Operating LP
4.65%, 09/15/2034 350 340
Essex Portfolio LP
1.70%, 03/01/2028 60 55
3.00%, 01/15/2030 140 128
4.00%, 03/01/2029 784 759
5.50%, 04/01/2034 135 138
Extra Space Storage LP
2.20%, 10/15/2030 75 65
2.40%, 10/15/2031 60 51
5.40%, 02/01/2034 135 137
5.50%, 07/01/2030 160 165
Federal Realty OP LP
1.25%, 02/15/2026 115 110
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 131
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 124
Healthpeak OP LLC
2.13%, 12/01/2028 210 190
5.25%, 12/15/2032 80 81
Kilroy Realty LP
2.50%, 11/15/2032 160 127
Kimco Realty OP LLC
2.25%, 12/01/2031 60 51
2.70%, 10/01/2030 160 144
3.70%, 10/01/2049 30 23
4.60%, 02/01/2033 165 161
6.40%, 03/01/2034 360 394
Mid-America Apartments LP
5.30%, 02/15/2032 130 133
NNN REIT Inc
3.60%, 12/15/2026 300 294
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 30
Prologis LP
1.25%, 10/15/2030 160 133
1.75%, 07/01/2030 155 133
2.25%, 01/15/2032 60 51
2.88%, 11/15/2029 75 70
4.63%, 01/15/2033 575 569
4.88%, 06/15/2028 160 162
5.25%, 03/15/2054 130 129
Public Storage Operating Co
0.88%, 02/15/2026 40 38
1.85%, 05/01/2028 115 106
2.25%, 11/09/2031 60 51
5.10%, 08/01/2033 160 163
5.13%, 01/15/2029 160 164
Realty Income Corp
0.75%, 03/15/2026 40 38
2.10%, 03/15/2028 60 55
2.20%, 06/15/2028 65 60
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp (continued)
3.10%, 12/15/2029 $ 300 $ 279
3.25%, 01/15/2031 160 147
4.13%, 10/15/2026 220 218
4.75%, 02/15/2029 135 135
4.85%, 03/15/2030 160 161
4.88%, 06/01/2026 700 701
4.90%, 07/15/2033 160 158
5.38%, 09/01/2054 135 134
Simon Property Group LP
1.75%, 02/01/2028 555 510
2.65%, 02/01/2032 385 334
3.25%, 11/30/2026 300 292
3.30%, 01/15/2026
(a)
700 690
4.75%, 09/26/2034 135 131
4.75%, 03/15/2042 164 152
UDR Inc
2.10%, 08/01/2032 100 81
3.20%, 01/15/2030 145 134
Ventas Realty LP
3.00%, 01/15/2030 500 457
5.63%, 07/01/2034 130 134
Welltower OP LLC
2.75%, 01/15/2032 570 496
4.13%, 03/15/2029 300 293
WP Carey Inc
2.40%, 02/01/2031 65 56
$ 20,414
Retail - 0 .62%
AutoZone Inc
1.65%, 01/15/2031 160 133
5.10%, 07/15/2029 260 264
Costco Wholesale Corp
1.38%, 06/20/2027 125 116
Dollar Tree Inc
4.20%, 05/15/2028 130 127
Home Depot Inc/The
0.90%, 03/15/2028 55 49
1.88%, 09/15/2031 760 639
2.13%, 09/15/2026 350 336
2.38%, 03/15/2051 55 33
2.75%, 09/15/2051 60 39
2.88%, 04/15/2027 65 63
2.95%, 06/15/2029 500 468
3.13%, 12/15/2049 235 166
4.20%, 04/01/2043 300 264
4.25%, 04/01/2046 180 157
4.40%, 03/15/2045 300 269
4.85%, 06/25/2031 150 152
4.88%, 06/25/2027 130 132
4.90%, 04/15/2029 135 137
4.95%, 09/30/2026 135 136
4.95%, 06/25/2034 260 263
4.95%, 09/15/2052 85 82
5.30%, 06/25/2054 260 263
5.88%, 12/16/2036 400 434
Lowe's Cos Inc
1.30%, 04/15/2028 130 117
1.70%, 10/15/2030 130 110
2.50%, 04/15/2026 90 88
3.10%, 05/03/2027 500 483
3.65%, 04/05/2029 135 130
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 61
4.25%, 04/01/2052 540 443
4.55%, 04/05/2049 135 117
4.80%, 04/01/2026 160 160
5.00%, 04/15/2033 130 131

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe’s Cos Inc (continued)
5.00%, 04/15/2040 $ 155 $ 152
5.63%, 04/15/2053 380 385
5.75%, 07/01/2053 160 166
McDonald's Corp
2.63%, 09/01/2029 140 129
3.70%, 01/30/2026 150 149
3.70%, 02/15/2042 300 245
4.45%, 03/01/2047 500 440
5.15%, 09/09/2052 255 247
6.30%, 03/01/2038 600 665
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 62
Starbucks Corp
2.00%, 03/12/2027 290 274
3.00%, 02/14/2032
(a)
345 307
3.75%, 12/01/2047 370 285
4.30%, 06/15/2045 225 190
4.45%, 08/15/2049 220 190
4.80%, 02/15/2033
(a)
120 120
Target Corp
1.95%, 01/15/2027 280 267
2.95%, 01/15/2052 325 218
4.50%, 09/15/2032 690 679
4.50%, 09/15/2034 135 131
4.80%, 01/15/2053
(a)
160 150
TJX Cos Inc/The
1.15%, 05/15/2028 65 58
1.60%, 05/15/2031 65 54
Walmart Inc
1.05%, 09/17/2026 105 99
1.50%, 09/22/2028 300 271
1.80%, 09/22/2031 135 115
2.50%, 09/22/2041 135 97
2.65%, 09/22/2051 105 69
3.90%, 04/15/2028 50 50
3.95%, 06/28/2038 195 180
4.00%, 04/15/2026 255 254
4.00%, 04/15/2030 275 272
4.00%, 04/11/2043 250 221
4.05%, 06/29/2048 100 87
4.10%, 04/15/2033 275 268
4.50%, 09/09/2052 300 276
$ 14,399
Semiconductors - 0 .57%
Analog Devices Inc
2.10%, 10/01/2031 40 34
2.80%, 10/01/2041 60 44
3.50%, 12/05/2026 250 246
5.30%, 04/01/2054 125 126
Applied Materials Inc
4.35%, 04/01/2047 200 178
4.80%, 06/15/2029 305 309
5.10%, 10/01/2035 250 256
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 640
Broadcom Inc
3.14%, 11/15/2035
(e)
738 614
3.19%, 11/15/2036
(e)
30 25
3.42%, 04/15/2033
(e)
452 402
3.47%, 04/15/2034
(e)
415 366
3.75%, 02/15/2051
(e)
570 438
4.15%, 02/15/2028 135 133
4.15%, 11/15/2030 310 300
4.35%, 02/15/2030 210 206
4.55%, 02/15/2032 75 73
4.75%, 04/15/2029 355 355
5.15%, 11/15/2031 65 66
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp
2.00%, 08/12/2031 $ 60 $ 50
3.05%, 08/12/2051 60 37
3.15%, 05/11/2027 150 145
3.20%, 08/12/2061 60 36
3.73%, 12/08/2047 105 75
3.75%, 03/25/2027 155 151
3.75%, 08/05/2027 65 63
4.00%, 08/05/2029 585 565
4.10%, 05/19/2046 250 192
4.15%, 08/05/2032 765 720
4.60%, 03/25/2040 155 136
4.88%, 02/10/2026 605 606
5.20%, 02/10/2033 300 300
5.60%, 02/21/2054 200 190
5.63%, 02/10/2043 300 291
5.70%, 02/10/2053 385 367
KLA Corp
4.70%, 02/01/2034 135 134
4.95%, 07/15/2052 140 134
Lam Research Corp
2.88%, 06/15/2050 500 335
Marvell Technology Inc
2.45%, 04/15/2028 115 106
Micron Technology Inc
2.70%, 04/15/2032 90 77
4.19%, 02/15/2027 405 400
5.30%, 01/15/2031 80 81
NVIDIA Corp
1.55%, 06/15/2028 60 55
3.50%, 04/01/2040 600 514
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 99
3.13%, 02/15/2042 265 193
3.15%, 05/01/2027 80 77
3.25%, 05/11/2041 60 46
4.40%, 06/01/2027 480 477
QUALCOMM Inc
4.50%, 05/20/2052 165 145
4.80%, 05/20/2045 110 103
6.00%, 05/20/2053 155 169
Texas Instruments Inc
4.15%, 05/15/2048 165 141
4.60%, 02/08/2029 225 227
4.90%, 03/14/2033 160 163
5.00%, 03/14/2053 160 155
5.15%, 02/08/2054 130 129
TSMC Arizona Corp
3.88%, 04/22/2027 590 580
$ 13,275
Software - 0 .64%
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 490
3.10%, 03/01/2041 55 42
5.10%, 07/15/2032 550 556
Fiserv Inc
3.50%, 07/01/2029 900 854
4.40%, 07/01/2049 590 510
4.75%, 03/15/2030 140 140
5.15%, 08/12/2034 70 70
5.35%, 03/15/2031 125 129
5.45%, 03/02/2028 240 245
5.63%, 08/21/2033 155 161
Intuit Inc
1.35%, 07/15/2027 160 148
5.13%, 09/15/2028 160 164
5.25%, 09/15/2026 315 319
5.50%, 09/15/2053 120 123

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp
1.35%, 09/15/2030 $ 80 $ 68
2.50%, 09/15/2050 160 102
2.53%, 06/01/2050 611 397
2.68%, 06/01/2060 349 217
2.92%, 03/17/2052 476 333
3.30%, 02/06/2027 140 137
3.45%, 08/08/2036 250 224
3.70%, 08/08/2046 500 419
Oracle Corp
2.30%, 03/25/2028 115 107
2.65%, 07/15/2026 300 291
2.80%, 04/01/2027 155 149
2.88%, 03/25/2031 115 103
2.95%, 04/01/2030 655 599
3.60%, 04/01/2040 355 288
3.60%, 04/01/2050 700 517
3.65%, 03/25/2041 115 93
3.90%, 05/15/2035 130 117
3.95%, 03/25/2051 115 90
4.00%, 07/15/2046 500 402
4.00%, 11/15/2047 75 60
4.10%, 03/25/2061 60 46
4.20%, 09/27/2029 135 132
4.30%, 07/08/2034 75 71
4.38%, 05/15/2055 150 124
4.50%, 07/08/2044 50 44
4.65%, 05/06/2030 530 529
4.70%, 09/27/2034 290 282
5.38%, 09/27/2054 135 131
5.50%, 09/27/2064 135 131
5.55%, 02/06/2053 305 305
6.13%, 07/08/2039 60 65
6.15%, 11/09/2029 180 191
6.25%, 11/09/2032 360 390
6.90%, 11/09/2052 360 423
Roper Technologies Inc
1.40%, 09/15/2027 860 791
2.95%, 09/15/2029 400 369
4.75%, 02/15/2032 80 79
4.90%, 10/15/2034 80 79
Salesforce Inc
1.95%, 07/15/2031 60 51
2.70%, 07/15/2041 265 195
2.90%, 07/15/2051 400 270
Take-Two Interactive Software Inc
4.95%, 03/28/2028 160 161
VMware LLC
1.40%, 08/15/2026 680 642
1.80%, 08/15/2028 685 619
2.20%, 08/15/2031 115 97
$ 14,881
Sovereign - 1 .45%
Canada Government International Bond
0.75%, 05/19/2026 315 299
3.75%, 04/26/2028 505 499
4.63%, 04/30/2029 250 255
Chile Government International Bond
2.45%, 01/31/2031 300 262
2.55%, 01/27/2032 400 344
2.75%, 01/31/2027 500 478
3.10%, 05/07/2041 400 300
3.24%, 02/06/2028 300 286
3.50%, 04/15/2053 200 145
3.86%, 06/21/2047 200 158
4.00%, 01/31/2052 200 158
4.95%, 01/05/2036 315 308
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Export Development Canada
3.75%, 09/07/2027 $ 265 $ 262
3.88%, 02/14/2028 315 312
4.13%, 02/13/2029 265 264
4.38%, 06/29/2026 475 475
4.75%, 06/05/2034 250 258
Export-Import Bank of Korea
1.38%, 02/09/2031 200 165
2.63%, 05/26/2026 700 681
4.00%, 09/11/2029 265 260
4.25%, 09/15/2027 200 199
4.50%, 09/15/2032 200 198
4.88%, 01/11/2026 310 311
5.13%, 09/18/2028 200 205
Indonesia Government International Bond
2.15%, 07/28/2031 200 168
2.85%, 02/14/2030 200 181
3.05%, 03/12/2051 200 137
3.50%, 01/11/2028 500 480
3.70%, 10/30/2049 200 156
4.20%, 10/15/2050 400 338
4.35%, 01/11/2048 200 175
4.55%, 01/11/2028 200 199
4.65%, 09/20/2032 200 195
4.75%, 02/11/2029 300 299
4.75%, 09/10/2034 200 195
5.15%, 09/10/2054 200 193
5.65%, 01/11/2053 200 206
Israel Government International Bond
3.88%, 07/03/2050 200 146
4.13%, 01/17/2048 200 156
4.50%, 01/17/2033 200 188
4.50%, 01/30/2043 200 171
5.50%, 03/12/2034 200 200
5.75%, 03/12/2054 200 191
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 166
1.88%, 07/21/2026 264 253
2.13%, 02/16/2029 200 183
2.25%, 11/04/2026 400 384
2.75%, 01/21/2026 400 392
2.88%, 07/21/2027 330 318
4.25%, 04/27/2026 240 239
4.63%, 07/22/2027 230 231
4.63%, 07/19/2028 200 202
4.63%, 04/17/2034 200 203
4.88%, 10/18/2028 300 306
Japan International Cooperation Agency
4.75%, 05/21/2029 400 406
Korea International Bond
1.00%, 09/16/2030 200 167
3.88%, 09/20/2048 250 217
Mexico Government International Bond
2.66%, 05/24/2031 500 416
3.25%, 04/16/2030 200 178
3.50%, 02/12/2034 400 328
3.75%, 01/11/2028 225 216
3.75%, 04/19/2071 200 119
4.13%, 01/21/2026 300 297
4.50%, 04/22/2029 400 387
4.60%, 01/23/2046 200 153
4.60%, 02/10/2048 300 228
4.75%, 03/08/2044 500 399
5.55%, 01/21/2045 360 325
5.75%, 10/12/2110 100 81
6.05%, 01/11/2040 700 674
6.34%, 05/04/2053 500 466
6.35%, 02/09/2035 200 202

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond (continued)
6.40%, 05/07/2054 $ 275 $ 259
6.75%, 09/27/2034 350 366
Panama Government International Bond
2.25%, 09/29/2032 200 148
3.16%, 01/23/2030 600 518
3.30%, 01/19/2033 500 398
3.88%, 03/17/2028 300 282
4.30%, 04/29/2053 200 129
4.50%, 04/16/2050 200 134
6.70%, 01/26/2036 600 592
6.85%, 03/28/2054 200 184
Peruvian Government International Bond
1.86%, 12/01/2032 60 47
2.78%, 01/23/2031 545 473
2.78%, 12/01/2060 60 34
3.30%, 03/11/2041 300 227
3.55%, 03/10/2051
(a)
60 43
5.63%, 11/18/2050 150 147
5.88%, 08/08/2054 330 330
6.55%, 03/14/2037 400 432
8.75%, 11/21/2033 180 219
Philippine Government International Bond
2.65%, 12/10/2045 400 267
3.00%, 02/01/2028 300 284
3.20%, 07/06/2046 200 146
3.70%, 03/01/2041 400 332
3.70%, 02/02/2042 250 205
4.75%, 03/05/2035 265 259
5.00%, 07/17/2033 200 200
5.17%, 10/13/2027 500 505
5.50%, 01/17/2048 200 204
5.60%, 05/14/2049 200 206
5.61%, 04/13/2033 250 260
7.75%, 01/14/2031 190 219
Republic of Italy Government International Bond
1.25%, 02/17/2026 250 240
2.88%, 10/17/2029 300 274
3.88%, 05/06/2051 400 285
5.38%, 06/15/2033 205 205
Republic of Poland Government International Bond
4.88%, 10/04/2033 320 315
5.13%, 09/18/2034 250 249
5.50%, 03/18/2054 375 364
State of Israel
2.50%, 01/15/2030 200 175
3.38%, 01/15/2050 200 135
Svensk Exportkredit AB
3.75%, 09/13/2027 265 261
4.13%, 06/14/2028 320 318
4.38%, 02/13/2026 315 314
4.88%, 09/14/2026 320 323
Tennessee Valley Authority
3.50%, 12/15/2042 200 170
3.88%, 03/15/2028 525 520
4.25%, 09/15/2065 115 101
5.25%, 09/15/2039 250 263
5.38%, 04/01/2056 196 212
5.88%, 04/01/2036 325 365
Uruguay Government International Bond
4.13%, 11/20/2045 136 119
4.98%, 04/20/2055 100 92
5.10%, 06/18/2050 300 287
5.75%, 10/28/2034 155 162
7.63%, 03/21/2036 500 600
$ 33,590
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank - 1 .17%
African Development Bank
0.88%, 03/23/2026 $ 705 $ 673
0.88%, 07/22/2026 115 109
3.50%, 09/18/2029 265 257
4.13%, 02/25/2027 135 135
4.38%, 03/14/2028 320 322
4.63%, 01/04/2027 190 192
Asian Development Bank
0.50%, 02/04/2026 400 383
1.00%, 04/14/2026 865 827
1.50%, 01/20/2027 125 118
1.50%, 03/04/2031 115 98
1.75%, 09/19/2029 300 269
1.88%, 03/15/2029 135 123
2.75%, 01/19/2028 130 124
3.13%, 08/20/2027 250 243
3.13%, 04/27/2032 135 126
3.63%, 08/28/2029 395 386
3.75%, 04/25/2028 320 316
3.88%, 09/28/2032 450 439
3.88%, 06/14/2033 320 310
4.00%, 01/12/2033 160 157
4.13%, 01/12/2027 275 275
4.25%, 01/09/2026 310 309
4.38%, 03/06/2029 250 252
4.50%, 08/25/2028 380 384
5.82%, 06/16/2028 39 41
Asian Infrastructure Investment Bank/The
3.75%, 09/14/2027 255 252
4.13%, 01/18/2029 270 270
4.88%, 09/14/2026 320 323
Council Of Europe Development Bank
3.63%, 01/26/2028 315 310
3.75%, 05/25/2026 315 312
4.63%, 06/11/2027 125 126
European Bank for Reconstruction & Development
0.50%, 01/28/2026 515 492
4.13%, 01/25/2029 135 135
4.38%, 03/09/2028 255 256
European Investment Bank
0.75%, 10/26/2026 660 618
1.25%, 02/14/2031 255 214
1.63%, 05/13/2031 60 51
3.63%, 07/15/2030 320 311
3.75%, 11/15/2029 510 500
3.75%, 02/14/2033 615 597
3.88%, 03/15/2028 250 248
4.00%, 02/15/2029 1,100 1,094
4.13%, 02/13/2034 265 262
4.38%, 03/19/2027 375 377
4.38%, 10/10/2031 250 252
4.75%, 06/15/2029 250 256
Inter-American Development Bank
0.88%, 04/20/2026 900 859
1.13%, 07/20/2028 515 462
1.13%, 01/13/2031 420 351
1.50%, 01/13/2027 425 402
3.13%, 09/18/2028 300 289
3.50%, 04/12/2033 320 303
4.00%, 01/12/2028 310 308
4.13%, 02/15/2029 265 265
4.38%, 02/01/2027 275 276
4.38%, 07/17/2034 250 251
4.38%, 01/24/2044 50 48
4.50%, 05/15/2026 315 316
4.50%, 09/13/2033 320 325

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development
0.75%, 08/26/2030 $ 515 $ 425
0.88%, 07/15/2026 325 308
1.25%, 02/10/2031 615 516
1.38%, 04/20/2028 365 333
1.63%, 11/03/2031 495 418
1.75%, 10/23/2029 950 851
2.50%, 03/29/2032 620 553
3.13%, 06/15/2027 500 488
3.50%, 07/12/2028 480 469
3.88%, 10/16/2029 270 266
3.88%, 02/14/2030 315 310
3.88%, 08/28/2034 130 126
4.00%, 08/27/2026 135 134
4.00%, 07/25/2030 435 431
4.00%, 01/10/2031 275 272
4.50%, 04/10/2031 375 381
4.63%, 08/01/2028 480 487
4.75%, 04/10/2026 375 377
4.75%, 11/14/2033 280 290
International Finance Corp
4.25%, 07/02/2029 250 251
4.38%, 01/15/2027 395 396
Nordic Investment Bank
0.50%, 01/21/2026 200 191
4.25%, 02/28/2029 200 201
$ 27,053
Telecommunications - 0 .97%
America Movil SAB de CV
2.88%, 05/07/2030 600 543
3.63%, 04/22/2029 400 380
4.38%, 04/22/2049 200 174
6.13%, 03/30/2040 380 405
AT&T Inc
1.65%, 02/01/2028 200 183
1.70%, 03/25/2026 340 327
2.25%, 02/01/2032 145 122
2.30%, 06/01/2027 750 709
3.10%, 02/01/2043 145 109
3.50%, 06/01/2041 640 512
3.50%, 09/15/2053 627 448
3.55%, 09/15/2055 815 579
3.65%, 06/01/2051 355 263
3.65%, 09/15/2059 999 707
4.35%, 03/01/2029 500 495
4.35%, 06/15/2045 300 256
4.50%, 05/15/2035 700 665
4.50%, 03/09/2048 500 435
5.40%, 02/15/2034 320 329
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 60 44
5.20%, 02/15/2034 130 130
Cisco Systems Inc
4.80%, 02/26/2027 265 267
4.85%, 02/26/2029 265 269
5.05%, 02/26/2034 265 270
5.30%, 02/26/2054 265 272
5.50%, 01/15/2040 135 141
5.90%, 02/15/2039 170 185
Juniper Networks Inc
2.00%, 12/10/2030 55 46
Orange SA
5.38%, 01/13/2042 30 30
Rogers Communications Inc
3.20%, 03/15/2027 130 126
3.70%, 11/15/2049 90 67
3.80%, 03/15/2032 65 60
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Rogers Communications Inc (continued)
5.00%, 02/15/2029 $ 130 $ 131
5.00%, 03/15/2044 75 70
7.50%, 08/15/2038 250 293
Sprint Capital Corp
6.88%, 11/15/2028 320 344
Telefonica Emisiones SA
4.10%, 03/08/2027 325 321
5.21%, 03/08/2047 550 510
7.05%, 06/20/2036 305 344
T-Mobile USA Inc
1.50%, 02/15/2026 155 149
2.05%, 02/15/2028 190 175
2.25%, 11/15/2031 150 127
2.40%, 03/15/2029 25 23
2.55%, 02/15/2031 600 524
3.00%, 02/15/2041 150 112
3.30%, 02/15/2051 250 176
3.38%, 04/15/2029 265 250
3.40%, 10/15/2052 235 167
3.75%, 04/15/2027 315 309
3.88%, 04/15/2030 600 573
4.20%, 10/01/2029 135 132
4.38%, 04/15/2040 155 140
4.80%, 07/15/2028 160 160
4.95%, 03/15/2028 95 96
5.05%, 07/15/2033 160 160
5.15%, 04/15/2034 135 136
5.20%, 01/15/2033 160 162
5.25%, 06/15/2055 135 130
5.50%, 01/15/2055 135 135
5.65%, 01/15/2053 135 138
5.75%, 01/15/2034 160 168
5.75%, 01/15/2054 160 165
6.00%, 06/15/2054 160 171
Verizon Communications Inc
1.50%, 09/18/2030 180 151
1.75%, 01/20/2031 135 113
2.10%, 03/22/2028 175 161
2.36%, 03/15/2032 65 55
2.55%, 03/21/2031 315 275
2.65%, 11/20/2040 750 535
2.88%, 11/20/2050 505 329
2.99%, 10/30/2056 89 56
3.00%, 11/20/2060 65 40
3.40%, 03/22/2041 715 564
3.55%, 03/22/2051 815 606
3.70%, 03/22/2061 480 348
3.85%, 11/01/2042 90 74
4.02%, 12/03/2029 400 388
4.13%, 03/16/2027 600 594
4.33%, 09/21/2028 60 59
4.40%, 11/01/2034 300 286
4.50%, 08/10/2033 300 290
4.67%, 03/15/2055 345 308
4.81%, 03/15/2039 75 72
4.86%, 08/21/2046 300 280
Vodafone Group PLC
4.25%, 09/17/2050 250 202
5.63%, 02/10/2053 160 159
5.75%, 06/28/2054 130 130
5.88%, 06/28/2064 130 130
6.15%, 02/27/2037 86 93
$ 22,337

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .46%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 $ 600 $ 415
3.55%, 02/15/2050 155 119
4.15%, 04/01/2045 200 172
4.40%, 03/15/2042 30 27
4.45%, 01/15/2053 40 35
5.20%, 04/15/2054 160 160
5.40%, 06/01/2041 360 367
5.50%, 03/15/2055 130 135
Canadian National Railway Co
4.38%, 09/18/2034 305 294
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 137
3.10%, 12/02/2051 450 311
6.13%, 09/15/2115 75 80
CSX Corp
2.40%, 02/15/2030 60 54
3.35%, 09/15/2049 60 44
3.80%, 03/01/2028 75 73
3.80%, 04/15/2050 700 559
4.30%, 03/01/2048 200 173
4.50%, 11/15/2052 160 143
4.90%, 03/15/2055 135 127
5.20%, 11/15/2033 160 164
FedEx Corp
3.10%, 08/05/2029 800 749
3.88%, 08/01/2042 30 24
4.55%, 04/01/2046 420 365
5.10%, 01/15/2044 295 281
Norfolk Southern Corp
2.30%, 05/15/2031 60 52
2.55%, 11/01/2029 150 136
2.90%, 08/25/2051 60 39
3.94%, 11/01/2047 192 156
4.05%, 08/15/2052 200 162
4.45%, 03/01/2033 160 156
4.55%, 06/01/2053 455 401
4.84%, 10/01/2041 180 171
5.35%, 08/01/2054 125 125
Ryder System Inc
2.90%, 12/01/2026 150 145
4.30%, 06/15/2027 20 20
4.95%, 09/01/2029 290 292
Union Pacific Corp
2.38%, 05/20/2031 710 623
2.80%, 02/14/2032 110 98
2.89%, 04/06/2036 140 117
2.97%, 09/16/2062 90 56
3.20%, 05/20/2041 60 47
3.38%, 02/14/2042 65 52
3.80%, 10/01/2051 310 245
3.80%, 04/06/2071 590 432
3.84%, 03/20/2060 220 168
4.00%, 04/15/2047 250 208
4.50%, 01/20/2033 130 128
4.95%, 09/09/2052 130 127
United Parcel Service Inc
2.50%, 09/01/2029 125 114
3.40%, 09/01/2049 180 134
4.88%, 03/03/2033 410 413
4.88%, 11/15/2040 30 29
5.05%, 03/03/2053 410 397
5.15%, 05/22/2034 130 133
5.50%, 05/22/2054 130 134
$ 10,518
Trucking & Leasing - 0 .00%
GATX Corp
1.90%, 06/01/2031 115 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 $ 60 $ 52
3.25%, 06/01/2051 300 213
3.75%, 09/01/2047 340 267
4.45%, 06/01/2032 130 127
6.59%, 10/15/2037 13 15
Essential Utilities Inc
2.40%, 05/01/2031 60 52
5.30%, 05/01/2052 65 62
5.38%, 01/15/2034 135 137
$ 925
TOTAL BONDS $ 625,942
MUNICIPAL BONDS - 0 .14%
Principal
Amount (000's) Value (000's)
California - 0 .04%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 194
6.91%, 10/01/2050 125 150
California State University
2.98%, 11/01/2051 155 112
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 21
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 22
State of California
3.50%, 04/01/2028 115 112
7.30%, 10/01/2039 300 353
$ 964
Georgia - 0 .01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 147 165
Illinois - 0 .04%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 286 325
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 30 32
State of Illinois
5.10%, 06/01/2033 659 662
$ 1,019
New Jersey - 0 .02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 266
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 163
$ 429
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 226
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 48
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 29
State of Texas
4.68%, 04/01/2040 160 153
$ 182
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
150 151
TOTAL MUNICIPAL BONDS $ 3,184

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .34%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .32%
2.00%, 09/01/2031 $ 52 $ 48
2.00%, 12/01/2031 62 58
2.50%, 01/01/2031 110 105
2.50%, 02/01/2031 111 105
2.50%, 12/01/2031 193 184
2.50%, 01/01/2032 208 197
2.50%, 03/01/2032 64 61
2.50%, 11/01/2036 44 40
3.00%, 11/01/2028 66 64
3.00%, 04/01/2029 60 58
3.00%, 09/01/2029 58 56
3.00%, 10/01/2029 88 85
3.00%, 11/01/2029 41 40
3.00%, 01/01/2030 37 36
3.00%, 11/01/2030 41 39
3.00%, 03/01/2031 25 24
3.00%, 05/01/2032 128 122
3.00%, 03/01/2033 51 49
3.00%, 04/01/2033 20 19
3.00%, 09/01/2036 66 61
3.00%, 09/01/2036 37 34
3.00%, 02/01/2037 70 65
3.00%, 10/01/2042 149 135
3.00%, 11/01/2042 246 223
3.00%, 02/01/2043 234 212
3.00%, 08/01/2043 352 319
3.00%, 08/01/2043 296 268
3.00%, 09/01/2043 63 57
3.00%, 10/01/2043 49 45
3.00%, 01/01/2045 55 49
3.00%, 06/01/2046 108 97
3.00%, 10/01/2046 74 66
3.00%, 02/01/2047 123 110
3.50%, 12/01/2031 79 77
3.50%, 05/01/2034 29 28
3.50%, 11/01/2034 36 34
3.50%, 01/01/2035 78 75
3.50%, 04/01/2037 29 27
3.50%, 06/01/2042 191 178
3.50%, 02/01/2045 38 36
3.50%, 03/01/2045 104 96
3.50%, 06/01/2045 108 100
3.50%, 06/01/2046 132 122
4.00%, 12/01/2030 7 7
4.00%, 11/01/2033 54 53
4.00%, 07/01/2034 37 37
4.00%, 04/01/2038 72 70
4.00%, 12/01/2040 83 80
4.00%, 02/01/2044 70 67
4.00%, 04/01/2044 77 74
4.00%, 07/01/2044 98 94
4.00%, 09/01/2044 34 32
4.00%, 11/01/2044 119 113
4.00%, 01/01/2045 105 100
4.00%, 08/01/2045 146 139
4.00%, 12/01/2045 24 23
4.00%, 02/01/2046 39 37
4.00%, 05/01/2046 86 82
4.50%, 10/01/2030 29 29
4.50%, 05/01/2031 4 4
4.50%, 05/01/2049 1,805 1,759
5.50%, 06/01/2034 40 41
5.50%, 07/01/2038 49 50
5.50%, 07/01/2038 40 40
5.50%, 12/01/2038 84 86
5.50%, 10/01/2039 138 141
5.50%, 06/01/2041 53 54
6.00%, 04/01/2038 234 243
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 11/01/2038 $ 51 $ 53
$ 7,412
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .81%
1.50%, 12/01/2035 1,965 1,727
1.50%, 03/01/2036 1,128 989
1.50%, 05/01/2036 4,041 3,546
1.50%, 05/01/2036 1,254 1,103
1.50%, 11/01/2036 897 787
1.50%, 12/01/2036 2,157 1,883
1.50%, 01/01/2037 740 646
1.50%, 11/01/2050 771 592
1.50%, 01/01/2051 3,566 2,727
1.50%, 06/01/2051 1,668 1,277
2.00%, 09/01/2029 92 88
2.00%, 05/01/2030 38 36
2.00%, 12/01/2031 84 78
2.00%, 02/01/2032 56 52
2.00%, 02/01/2036 3,064 2,769
2.00%, 02/01/2036 1,373 1,236
2.00%, 03/01/2036 2,463 2,225
2.00%, 04/01/2036 4,469 4,061
2.00%, 05/01/2036 883 796
2.00%, 02/01/2037 6,254 5,627
2.00%, 11/01/2041 6,151 5,218
2.00%, 05/01/2042 2,614 2,213
2.00%, 12/01/2050 14,072 11,375
2.00%, 02/01/2051 9,967 8,038
2.00%, 02/01/2051 1,730 1,397
2.00%, 02/01/2051 7,340 5,937
2.00%, 02/01/2051 2,075 1,688
2.00%, 04/01/2051 11,279 9,191
2.00%, 04/01/2051 2,187 1,785
2.00%, 04/01/2051 5,004 4,078
2.00%, 04/01/2051 7,498 6,093
2.00%, 06/01/2051 1,907 1,539
2.00%, 07/01/2051 7,979 6,431
2.00%, 09/01/2051 2,779 2,237
2.00%, 10/01/2051 2,334 1,903
2.00%, 10/01/2051 3,819 3,091
2.00%, 11/01/2051 1,610 1,312
2.00%, 11/01/2051 1,752 1,411
2.00%, 12/01/2051 2,837 2,305
2.00%, 12/01/2051 3,189 2,582
2.00%, 12/01/2051 2,607 2,118
2.00%, 01/01/2052 11,176 9,106
2.00%, 01/01/2052 4,496 3,605
2.00%, 01/01/2052 2,042 1,659
2.00%, 03/01/2052 4,550 3,692
2.00%, 04/01/2052 1,230 1,003
2.00%, 04/01/2052 2,052 1,677
2.00%, 04/01/2052 10,289 8,359
2.50%, 01/01/2028 29 28
2.50%, 11/01/2028 95 91
2.50%, 09/01/2029 63 60
2.50%, 05/01/2030 87 83
2.50%, 08/01/2030 113 108
2.50%, 03/01/2031 90 85
2.50%, 11/01/2031 206 195
2.50%, 12/01/2031 38 36
2.50%, 01/01/2032 57 54
2.50%, 03/01/2032 69 65
2.50%, 07/01/2033 6 6
2.50%, 02/01/2035 962 895
2.50%, 06/01/2035 2,097 1,945
2.50%, 10/01/2036 19 17
2.50%, 10/01/2036 45 41
2.50%, 12/01/2036 57 52

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2037 $ 3,690 $ 3,406
2.50%, 04/01/2037 1,124 1,040
2.50%, 04/01/2042 4,097 3,574
2.50%, 01/01/2043 49 43
2.50%, 05/01/2043 76 66
2.50%, 10/01/2043 61 53
2.50%, 08/01/2046 40 34
2.50%, 12/01/2046 68 58
2.50%, 12/01/2046 106 91
2.50%, 08/01/2050 4,346 3,700
2.50%, 09/01/2050 1,362 1,156
2.50%, 10/01/2050 612 518
2.50%, 11/01/2050 589 501
2.50%, 02/01/2051 2,083 1,771
2.50%, 02/01/2051 5,706 4,883
2.50%, 07/01/2051 572 484
2.50%, 07/01/2051 7,660 6,494
2.50%, 07/01/2051 1,173 995
2.50%, 07/01/2051 812 686
2.50%, 08/01/2051 1,005 844
2.50%, 09/01/2051 1,712 1,448
2.50%, 11/01/2051 2,438 2,073
2.50%, 11/01/2051 5,560 4,729
2.50%, 02/01/2052 2,043 1,735
2.50%, 02/01/2052 1,171 993
2.50%, 02/01/2052 2,658 2,245
2.50%, 02/01/2052 10,599 9,000
2.50%, 02/01/2052 2,026 1,718
2.50%, 03/01/2052 2,101 1,778
2.50%, 03/01/2052 10,219 8,662
2.50%, 04/01/2052 9,877 8,357
2.50%, 04/01/2052 7,389 6,270
2.50%, 05/01/2052 2,918 2,485
3.00%, 04/01/2027 17 17
3.00%, 01/01/2029 23 22
3.00%, 02/01/2029 26 25
3.00%, 12/01/2029 21 20
3.00%, 12/01/2029 26 25
3.00%, 01/01/2030 114 111
3.00%, 01/01/2030 140 136
3.00%, 06/01/2030 74 71
3.00%, 09/01/2030 30 29
3.00%, 10/01/2030 130 125
3.00%, 11/01/2030 126 122
3.00%, 12/01/2030 25 24
3.00%, 03/01/2031 86 83
3.00%, 04/01/2031 28 27
3.00%, 09/01/2031 137 132
3.00%, 12/01/2031 58 55
3.00%, 01/01/2033 18 17
3.00%, 04/01/2033 18 17
3.00%, 08/01/2034 175 166
3.00%, 05/01/2035 189 178
3.00%, 05/01/2037 2,918 2,772
3.00%, 06/01/2040 371 340
3.00%, 04/01/2043 57 52
3.00%, 04/01/2043 213 193
3.00%, 04/01/2043 113 103
3.00%, 05/01/2043 52 47
3.00%, 05/01/2043 264 239
3.00%, 05/01/2043 84 76
3.00%, 07/01/2043 53 48
3.00%, 07/01/2043 266 240
3.00%, 08/01/2043 38 35
3.00%, 08/01/2043 285 257
3.00%, 10/01/2043 263 238
3.00%, 10/01/2043 161 145
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2043 $ 71 $ 64
3.00%, 01/01/2045 362 328
3.00%, 05/01/2046 56 50
3.00%, 05/01/2046 49 44
3.00%, 10/01/2046 310 275
3.00%, 10/01/2049 1,501 1,334
3.00%, 11/01/2049 1,728 1,535
3.00%, 11/01/2049 1,295 1,150
3.00%, 03/01/2050 2,801 2,488
3.00%, 02/01/2052 2,073 1,841
3.00%, 03/01/2052 6,531 5,732
3.00%, 04/01/2052 1,771 1,569
3.00%, 05/01/2052 10,707 9,398
3.00%, 05/01/2052 2,825 2,497
3.00%, 05/01/2052 6,787 5,935
3.00%, 06/01/2052 7,216 6,353
3.50%, 12/01/2026 21 21
3.50%, 03/01/2029 52 51
3.50%, 09/01/2029 50 49
3.50%, 11/01/2030 46 45
3.50%, 04/01/2032 7 7
3.50%, 07/01/2032 6 6
3.50%, 09/01/2032 7 7
3.50%, 12/01/2032 883 858
3.50%, 10/01/2033 4 4
3.50%, 05/01/2034 24 23
3.50%, 06/01/2034 17 16
3.50%, 07/01/2034 103 99
3.50%, 10/01/2034 27 26
3.50%, 02/01/2036 30 29
3.50%, 02/01/2037 23 22
3.50%, 05/01/2037 32 31
3.50%, 05/01/2037 1,531 1,482
3.50%, 03/01/2041 12 11
3.50%, 03/01/2042 27 26
3.50%, 06/01/2042 163 152
3.50%, 07/01/2042 28 26
3.50%, 04/01/2043 216 201
3.50%, 05/01/2043 151 141
3.50%, 08/01/2043 158 147
3.50%, 01/01/2044 54 50
3.50%, 01/01/2044 673 628
3.50%, 10/01/2044 82 75
3.50%, 12/01/2044 146 135
3.50%, 11/01/2045 103 96
3.50%, 12/01/2045 129 119
3.50%, 12/01/2045 12 11
3.50%, 01/01/2046 162 150
3.50%, 03/01/2046 39 36
3.50%, 07/01/2046 140 129
3.50%, 12/01/2046 117 108
3.50%, 01/01/2048 763 703
3.50%, 11/01/2049 1,672 1,555
3.50%, 12/01/2049 1,240 1,148
3.50%, 01/01/2050 5,927 5,452
3.50%, 04/01/2052 4,748 4,353
3.50%, 05/01/2052 2,428 2,227
3.50%, 06/01/2052 1,346 1,223
3.50%, 07/01/2052 9,889 9,127
3.50%, 07/01/2052 874 793
3.50%, 08/01/2052 3,528 3,233
4.00%, 04/01/2029 2 2
4.00%, 12/01/2030 3 3
4.00%, 03/01/2031 1 1
4.00%, 03/01/2031 58 58
4.00%, 11/01/2031 5 5
4.00%, 11/01/2033 3 3

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 11/01/2033 $ 93 $ 91
4.00%, 10/01/2034 55 54
4.00%, 02/01/2036 92 90
4.00%, 01/01/2037 29 29
4.00%, 10/01/2037 605 588
4.00%, 10/01/2037 42 41
4.00%, 03/01/2038 16 15
4.00%, 07/01/2038 58 56
4.00%, 12/01/2038 40 39
4.00%, 01/01/2039 53 52
4.00%, 01/01/2041 37 35
4.00%, 02/01/2041 12 12
4.00%, 12/01/2041 57 55
4.00%, 06/01/2042 92 88
4.00%, 06/01/2042 56 54
4.00%, 07/01/2042 291 280
4.00%, 12/01/2042 96 93
4.00%, 09/01/2044 44 42
4.00%, 11/01/2044 41 39
4.00%, 10/01/2049 1,543 1,460
4.00%, 11/01/2049 649 614
4.00%, 04/01/2050 1,264 1,196
4.00%, 05/01/2052 4,548 4,328
4.00%, 08/01/2052 2,865 2,682
4.00%, 08/01/2052 6,739 6,334
4.00%, 01/01/2053 5,468 5,177
4.00%, 05/01/2053 4,594 4,330
4.50%, 06/01/2029 5 5
4.50%, 07/01/2029 1 1
4.50%, 08/01/2030 3 3
4.50%, 01/01/2034 12 12
4.50%, 08/01/2052 1,024 988
4.50%, 08/01/2052 2,264 2,177
4.50%, 10/01/2052 5,035 4,875
4.50%, 05/01/2053 5,078 4,901
4.50%, 07/01/2053 5,710 5,538
5.00%, 08/01/2039 803 805
5.00%, 07/01/2052 2,556 2,530
5.00%, 08/01/2052 2,136 2,117
5.00%, 11/01/2052 4,249 4,184
5.00%, 04/01/2053 4,706 4,629
5.00%, 04/01/2053 1,780 1,763
5.00%, 05/01/2053 5,510 5,457
5.00%, 06/01/2053 2,680 2,651
5.00%, 10/01/2053 2,590 2,573
5.00%, 12/01/2054
(k)
2,075 2,036
5.50%, 12/01/2027 1 1
5.50%, 03/01/2038 49 50
5.50%, 05/01/2038 54 54
5.50%, 06/01/2038 74 76
5.50%, 09/01/2038 116 118
5.50%, 11/01/2038 64 66
5.50%, 04/01/2039 60 61
5.50%, 04/01/2040 46 46
5.50%, 03/01/2053 3,473 3,504
5.50%, 07/01/2053 6,252 6,386
5.50%, 07/01/2053 1,375 1,385
5.50%, 08/01/2053 5,842 5,868
5.50%, 08/01/2053 2,200 2,209
5.50%, 04/01/2054 3,336 3,362
5.50%, 08/01/2054 2,489 2,494
5.50%, 10/01/2054 3,984 4,015
5.50%, 12/01/2054
(k)
2,500 2,497
6.00%, 04/01/2026 1 1
6.00%, 10/01/2036 44 45
6.00%, 01/01/2053 4,964 5,112
6.00%, 05/01/2053 1,529 1,566
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 10/01/2053 $ 3,153 $ 3,237
6.00%, 10/01/2053 2,696 2,743
6.00%, 11/01/2053 3,366 3,428
6.00%, 07/01/2054 2,896 2,957
6.00%, 09/01/2054 4,156 4,243
6.00%, 12/01/2054
(k)
3,145 3,182
6.50%, 01/01/2054 2,654 2,739
6.50%, 01/01/2054 2,992 3,103
6.50%, 02/01/2054 3,034 3,137
6.50%, 12/01/2054
(k)
4,500 4,607
$ 458,033
Government National Mortgage Association (GNMA) - 6 .28%
2.00%, 08/20/2050 2,039 1,680
2.00%, 01/20/2051 2,525 2,075
2.00%, 02/20/2051 7,566 6,219
2.00%, 05/20/2051 5,754 4,731
2.00%, 07/20/2051 9,264 7,614
2.50%, 06/20/2027 21 20
2.50%, 12/20/2030 31 30
2.50%, 03/20/2031 55 52
2.50%, 07/20/2043 65 57
2.50%, 12/20/2046 156 136
2.50%, 01/20/2047 51 44
2.50%, 06/20/2050 2,387 2,049
2.50%, 04/20/2051 1,927 1,650
2.50%, 05/20/2051 8,022 6,862
2.50%, 07/20/2051 8,102 6,925
2.50%, 09/20/2051 8,144 6,961
3.00%, 02/15/2027 10 10
3.00%, 08/20/2029 19 19
3.00%, 09/20/2029 24 23
3.00%, 07/20/2030 21 20
3.00%, 01/20/2031 25 24
3.00%, 07/20/2032 29 28
3.00%, 03/20/2043 45 41
3.00%, 03/20/2043 214 191
3.00%, 04/20/2043 282 255
3.00%, 06/20/2043 250 226
3.00%, 08/20/2043 271 245
3.00%, 12/15/2044 26 23
3.00%, 01/15/2045 25 23
3.00%, 01/15/2045 22 20
3.00%, 02/20/2045 24 22
3.00%, 05/20/2045 155 139
3.00%, 06/20/2045 63 57
3.00%, 07/20/2045 463 416
3.00%, 12/20/2045 109 98
3.00%, 01/20/2046 48 43
3.00%, 03/20/2046 192 173
3.00%, 04/20/2046 420 378
3.00%, 05/20/2046 311 280
3.00%, 06/20/2046 302 271
3.00%, 07/20/2046 687 618
3.00%, 08/20/2046 286 257
3.00%, 09/20/2046 214 193
3.00%, 10/20/2046 163 146
3.00%, 12/15/2046 62 56
3.00%, 09/20/2051 7,503 6,657
3.00%, 12/20/2051 8,536 7,572
3.50%, 05/20/2042 67 62
3.50%, 06/20/2042 68 64
3.50%, 07/20/2042 267 249
3.50%, 09/20/2042 205 192
3.50%, 10/20/2042 148 139
3.50%, 11/20/2042 130 122
3.50%, 12/20/2042 136 127
3.50%, 01/20/2043 226 211

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 02/20/2043 $ 358 $ 334
3.50%, 03/20/2043 241 225
3.50%, 04/15/2043 95 89
3.50%, 04/20/2043 160 147
3.50%, 05/20/2043 106 99
3.50%, 07/20/2043 137 128
3.50%, 08/20/2043 328 307
3.50%, 09/20/2043 236 221
3.50%, 10/20/2043 111 104
3.50%, 09/20/2044 89 83
3.50%, 10/20/2044 103 96
3.50%, 11/20/2044 98 91
3.50%, 12/20/2044 102 94
3.50%, 01/20/2045 98 91
3.50%, 02/20/2045 133 123
3.50%, 03/15/2045 24 23
3.50%, 03/20/2045 166 154
3.50%, 04/15/2045 9 8
3.50%, 04/20/2045 160 147
3.50%, 04/20/2045 99 92
3.50%, 05/20/2045 162 151
3.50%, 06/20/2045 25 23
3.50%, 07/20/2045 138 128
3.50%, 08/20/2045 152 141
3.50%, 09/20/2045 144 134
3.50%, 10/20/2045 130 121
3.50%, 11/20/2045 232 216
3.50%, 12/20/2045 170 157
3.50%, 02/20/2046 139 129
3.50%, 08/15/2046 27 25
3.50%, 09/15/2046 66 61
3.50%, 07/20/2047 3,134 2,898
3.50%, 01/15/2048 35 32
3.50%, 01/20/2048 1,797 1,660
3.50%, 02/20/2048 4,159 3,840
3.50%, 09/15/2048 79 74
3.50%, 04/20/2052 1,419 1,298
4.00%, 11/20/2043 188 181
4.00%, 02/20/2044 77 74
4.00%, 05/15/2044 67 64
4.00%, 05/20/2044 44 42
4.00%, 07/20/2044 13 12
4.00%, 08/20/2044 97 93
4.00%, 09/20/2044 87 84
4.00%, 10/20/2044 316 304
4.00%, 11/15/2044 41 40
4.00%, 11/20/2044 62 59
4.00%, 12/20/2044 117 112
4.00%, 01/20/2045 50 48
4.00%, 03/20/2045 77 74
4.00%, 08/20/2045 85 81
4.00%, 09/15/2045 10 9
4.00%, 09/20/2045 99 95
4.00%, 10/20/2045 126 121
4.00%, 11/20/2045 174 166
4.00%, 12/15/2045 28 27
4.00%, 01/20/2046 203 194
4.00%, 02/20/2046 32 31
4.00%, 04/20/2046 121 116
4.00%, 10/20/2046 34 33
4.00%, 11/20/2046 159 152
4.00%, 01/20/2047 9 9
4.00%, 02/20/2047 143 137
4.00%, 03/20/2047 98 93
4.00%, 05/20/2047 33 31
4.00%, 11/20/2047 215 205
4.00%, 05/20/2049 690 654
4.00%, 04/20/2052 7,562 7,120
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 03/15/2039 $ 72 $ 71
4.50%, 03/15/2040 79 78
4.50%, 07/15/2040 92 91
4.50%, 02/20/2041 17 16
4.50%, 03/20/2041 12 12
4.50%, 05/15/2045 16 16
4.50%, 12/20/2046 115 113
4.50%, 10/15/2047 61 59
4.50%, 02/20/2049 2,650 2,591
4.50%, 08/20/2052 320 309
4.50%, 09/20/2052 6,558 6,340
4.50%, 12/20/2054
(k)
925 892
5.00%, 05/15/2033 66 66
5.00%, 07/20/2038 54 54
5.00%, 10/15/2038 93 95
5.00%, 04/20/2039 40 40
5.00%, 10/15/2041 78 78
5.00%, 01/20/2045 62 63
5.00%, 02/20/2046 24 24
5.00%, 12/20/2046 47 47
5.00%, 08/20/2048 15 15
5.00%, 10/20/2048 56 56
5.00%, 12/20/2052 948 936
5.00%, 01/20/2053 6,254 6,165
5.00%, 02/20/2053 1,442 1,424
5.00%, 04/20/2053 2,895 2,859
5.00%, 12/20/2054
(k)
2,050 2,020
5.50%, 03/15/2038 47 48
5.50%, 02/15/2039 41 42
5.50%, 06/15/2040 83 85
5.50%, 07/20/2044 48 49
5.50%, 09/20/2044 69 71
5.50%, 12/20/2048 8 8
5.50%, 03/20/2053 914 918
5.50%, 08/20/2053 879 881
5.50%, 12/20/2054
(k)
12,575 12,586
6.00%, 12/20/2054
(k)
9,075 9,166
6.50%, 12/20/2054
(k)
5,710 5,806
$ 145,190
U.S. Treasury - 43 .93%
0.38%, 12/31/2025 22,510 21,574
0.38%, 07/31/2027 6,345 5,750
0.38%, 09/30/2027 5,215 4,697
0.50%, 02/28/2026 5,870 5,602
0.50%, 04/30/2027 14,200 13,022
0.50%, 05/31/2027 4,955 4,530
0.50%, 06/30/2027 3,790 3,456
0.50%, 08/31/2027 7,780 7,054
0.50%, 10/31/2027 5,120 4,616
0.63%, 07/31/2026 6,055 5,707
0.63%, 03/31/2027 3,635 3,354
0.63%, 11/30/2027 7,625 6,881
0.63%, 12/31/2027 5,495 4,944
0.63%, 05/15/2030 21,605 17,955
0.63%, 08/15/2030 15,065 12,413
0.75%, 04/30/2026 5,060 4,817
0.75%, 08/31/2026 13,290 12,520
0.75%, 01/31/2028 10,210 9,195
0.88%, 06/30/2026 4,470 4,241
0.88%, 09/30/2026 6,920 6,517
0.88%, 11/15/2030 13,310 11,069
1.00%, 07/31/2028 8,595 7,691
1.13%, 10/31/2026 5,395 5,092
1.13%, 02/28/2027 605 566
1.13%, 02/29/2028 5,245 4,771
1.13%, 08/31/2028 7,015 6,291
1.13%, 02/15/2031 8,845 7,430
1.13%, 05/15/2040 3,250 2,064

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.13%, 08/15/2040 $ 3,885 $ 2,446
1.25%, 11/30/2026 8,500 8,026
1.25%, 12/31/2026 9,625 9,070
1.25%, 03/31/2028 6,615 6,027
1.25%, 04/30/2028 10,140 9,217
1.25%, 05/31/2028 8,310 7,539
1.25%, 06/30/2028 9,680 8,762
1.25%, 09/30/2028 5,880 5,287
1.25%, 08/15/2031 10,095 8,403
1.25%, 05/15/2050 6,715 3,433
1.38%, 08/31/2026 4,375 4,167
1.38%, 10/31/2028 8,830 7,964
1.38%, 12/31/2028 7,435 6,678
1.38%, 11/15/2031 11,485 9,578
1.38%, 11/15/2040 3,990 2,605
1.38%, 08/15/2050 4,950 2,606
1.50%, 08/15/2026 4,500 4,300
1.50%, 01/31/2027 1,475 1,394
1.50%, 11/30/2028 6,840 6,186
1.50%, 02/15/2030 12,175 10,699
1.63%, 02/15/2026 2,808 2,721
1.63%, 05/15/2026 5,426 5,225
1.63%, 09/30/2026 495 473
1.63%, 10/31/2026 13,835 13,191
1.63%, 11/30/2026 2,925 2,783
1.63%, 08/15/2029 3,890 3,487
1.63%, 05/15/2031 11,030 9,478
1.63%, 11/15/2050 7,265 4,087
1.75%, 12/31/2026 2,055 1,957
1.75%, 01/31/2029 14,125 12,859
1.75%, 11/15/2029 2,360 2,118
1.75%, 08/15/2041 8,245 5,630
1.88%, 06/30/2026 3,625 3,496
1.88%, 07/31/2026 1,340 1,290
1.88%, 02/28/2027 7,160 6,811
1.88%, 02/28/2029 5,360 4,898
1.88%, 02/15/2032 10,485 9,010
1.88%, 02/15/2041 6,990 4,934
1.88%, 02/15/2051 6,040 3,624
1.88%, 11/15/2051 9,395 5,597
2.00%, 11/15/2026 3,845 3,689
2.00%, 11/15/2041 5,285 3,741
2.00%, 02/15/2050 3,950 2,459
2.00%, 08/15/2051 10,165 6,268
2.13%, 05/31/2026 4,130 4,003
2.25%, 03/31/2026 1,425 1,388
2.25%, 02/15/2027 5,635 5,410
2.25%, 08/15/2027 4,875 4,644
2.25%, 11/15/2027 6,555 6,216
2.25%, 05/15/2041 6,930 5,178
2.25%, 08/15/2046 4,160 2,848
2.25%, 08/15/2049 6,550 4,340
2.25%, 02/15/2052 6,160 4,024
2.38%, 04/30/2026 2,895 2,821
2.38%, 05/15/2027 4,230 4,057
2.38%, 03/31/2029 6,075 5,659
2.38%, 05/15/2029 6,050 5,631
2.38%, 02/15/2042 6,020 4,511
2.38%, 11/15/2049 3,305 2,248
2.38%, 05/15/2051 6,765 4,570
2.50%, 02/28/2026 945 925
2.50%, 03/31/2027 4,285 4,130
2.50%, 02/15/2045 2,650 1,940
2.50%, 02/15/2046 1,520 1,100
2.50%, 05/15/2046 1,125 811
2.63%, 12/31/2025 4,285 4,208
2.63%, 01/31/2026 7,320 7,180
2.63%, 05/31/2027 2,855 2,753
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 02/15/2029 $ 7,695 $ 7,258
2.63%, 07/31/2029 2,255 2,115
2.75%, 04/30/2027 2,180 2,111
2.75%, 02/15/2028 2,955 2,835
2.75%, 05/31/2029 2,500 2,362
2.75%, 08/15/2032 11,730 10,647
2.75%, 08/15/2042 739 584
2.75%, 11/15/2042 1,090 857
2.75%, 11/15/2047 1,605 1,196
2.88%, 05/15/2028 3,870 3,715
2.88%, 08/15/2028 6,250 5,984
2.88%, 04/30/2029 4,605 4,377
2.88%, 05/15/2032 10,200 9,368
2.88%, 05/15/2043 2,880 2,296
2.88%, 11/15/2046 600 462
2.88%, 05/15/2049 4,490 3,393
2.88%, 05/15/2052 1,405 1,055
3.00%, 05/15/2042 1,705 1,405
3.00%, 11/15/2044 2,290 1,830
3.00%, 05/15/2045 1,340 1,068
3.00%, 11/15/2045 1,095 869
3.00%, 02/15/2047 3,175 2,490
3.00%, 05/15/2047 1,190 932
3.00%, 02/15/2048 3,415 2,660
3.00%, 08/15/2048 1,210 940
3.00%, 02/15/2049 3,190 2,473
3.00%, 08/15/2052 4,610 3,555
3.13%, 11/15/2028 6,035 5,820
3.13%, 08/31/2029 3,010 2,883
3.13%, 11/15/2041 7,350 6,227
3.13%, 02/15/2042 1,140 961
3.13%, 02/15/2043 815 677
3.13%, 08/15/2044 2,320 1,897
3.13%, 05/15/2048 1,030 820
3.25%, 06/30/2027 5,950 5,823
3.25%, 06/30/2029 4,380 4,224
3.25%, 05/15/2042 5,235 4,476
3.38%, 05/15/2033 6,975 6,578
3.38%, 08/15/2042 3,025 2,625
3.38%, 11/15/2048 6,675 5,542
3.50%, 01/31/2028 3,970 3,897
3.50%, 04/30/2028 3,820 3,745
3.50%, 01/31/2030 7,810 7,591
3.50%, 04/30/2030 3,395 3,296
3.50%, 02/15/2033 8,390 8,001
3.50%, 02/15/2039 1,130 1,037
3.63%, 03/31/2028 1,760 1,733
3.63%, 08/31/2029 2,540 2,489
3.63%, 03/31/2030 4,260 4,162
3.63%, 08/15/2043 2,410 2,146
3.63%, 02/15/2044 1,245 1,104
3.63%, 02/15/2053 2,325 2,026
3.63%, 05/15/2053 7,665 6,687
3.75%, 05/31/2030 2,265 2,224
3.75%, 06/30/2030 800 786
3.75%, 08/15/2041 2,175 2,011
3.75%, 11/15/2043 1,250 1,131
3.88%, 01/15/2026 7,750 7,713
3.88%, 11/30/2027 1,075 1,068
3.88%, 12/31/2027 5,365 5,328
3.88%, 09/30/2029 6,260 6,197
3.88%, 11/30/2029 2,300 2,276
3.88%, 08/15/2033 7,835 7,658
3.88%, 08/15/2034 7,675 7,478
3.88%, 08/15/2040 1,350 1,277
3.88%, 02/15/2043 2,125 1,970
3.88%, 05/15/2043 1,060 981
4.00%, 02/15/2026 8,715 8,683

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.00%, 01/31/2029 $ 2,680 $ 2,668
4.00%, 07/31/2030 5,145 5,115
4.00%, 02/15/2034 10,120 9,967
4.00%, 11/15/2042 3,315 3,135
4.00%, 11/15/2052 8,410 7,841
4.13%, 09/30/2027 3,685 3,685
4.13%, 11/15/2027 1,000 1,000
4.13%, 10/31/2029 1,000 1,001
4.13%, 11/30/2029
(h)
10,715 10,738
4.13%, 10/31/2031 2,000 1,999
4.13%, 11/30/2031
(h)
4,145 4,144
4.13%, 11/15/2032 7,390 7,380
4.13%, 08/15/2053 3,930 3,749
4.25%, 03/15/2027 3,250 3,256
4.25%, 06/30/2029 5,900 5,935
4.25%, 02/28/2031 2,640 2,657
4.25%, 06/30/2031 4,620 4,651
4.25%, 05/15/2039 3,400 3,378
4.25%, 11/15/2040 1,088 1,075
4.25%, 02/15/2054 2,815 2,749
4.25%, 08/15/2054 3,015 2,949
4.38%, 07/31/2026 1,785 1,789
4.38%, 08/15/2026 1,610 1,614
4.38%, 05/15/2034 5,030 5,098
4.38%, 02/15/2038 495 502
4.38%, 11/15/2039 700 703
4.38%, 05/15/2040 1,495 1,501
4.38%, 05/15/2041 5,250 5,257
4.38%, 08/15/2043 1,645 1,627
4.50%, 03/31/2026 8,005 8,026
4.50%, 07/15/2026 16,330 16,394
4.50%, 11/15/2033 9,935 10,163
4.50%, 02/15/2036 1,630 1,686
4.50%, 05/15/2038 1,200 1,230
4.50%, 08/15/2039 730 744
4.50%, 02/15/2044 3,835 3,845
4.63%, 02/28/2026 7,510 7,537
4.63%, 03/15/2026 6,985 7,013
4.63%, 06/30/2026 5,225 5,254
4.63%, 06/15/2027 16,890 17,088
4.63%, 09/30/2028 6,215 6,324
4.63%, 04/30/2029 6,920 7,063
4.63%, 09/30/2030 1,460 1,498
4.63%, 04/30/2031 2,775 2,852
4.63%, 05/31/2031 5,890 6,053
4.63%, 02/15/2040 1,345 1,388
4.63%, 05/15/2044 4,030 4,105
4.63%, 05/15/2054 6,335 6,585
4.75%, 02/15/2037 1,250 1,316
4.75%, 02/15/2041 3,264 3,414
4.75%, 11/15/2053 4,430 4,688
4.88%, 05/31/2026 4,300 4,337
5.00%, 05/15/2037 385 415
5.25%, 11/15/2028 409 426
5.25%, 02/15/2029 795 833
5.38%, 02/15/2031 1,100 1,177
5.50%, 08/15/2028 1,115 1,171
6.13%, 11/15/2027 700 739
6.25%, 05/15/2030 1,050 1,159
6.38%, 08/15/2027 1,540 1,630
6.50%, 11/15/2026 1,000 1,049
6.63%, 02/15/2027 450 475
$ 1,015,552
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,626,187
Total Investments $ 2,377,127
Other Assets and Liabilities -  (2.83)% (65,418)
TOTAL NET ASSETS - 100.00% $ 2,311,709
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $30,898 or 1.34% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $31,421 or
1.36% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,298 or 0.14% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Non-income producing security
(h) Security purchased on a when-issued basis.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Bond Market Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 71,025 $ 216,339 $ 205,109 $ 82,255
$ 71,025 $ 216,339 $ 205,109 $ 82,255
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 601 $ — $ — $ —
$ 601 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .71 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
Invesco Preferred ETF
(a)
121,647 $ 1,457
Money Market Funds - 1 .59%
BlackRock Liquidity FedFund - Institutional Class
4.54%
(b),(c)
6,600,687 6,601
Principal Government Money Market Fund - Class
R-6 4.53%
(b),(c),(d)
12,608,893 12,609
$ 19,210
TOTAL INVESTMENT COMPANIES $ 20,667
PREFERRED STOCKS - 0 .72 % Shares Held Value (000's)
Banks - 0 .42%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
55,739 $ 1,081
Regions Financial Corp 6.95%, 09/15/2029
(e)
107,520 2,839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
US Bancorp 5.52%, 01/02/2025
(a),(e)
51,995 1,200
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
$ 5,120
Diversified Financial Services - 0 .02%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 159
Affiliated Managers Group Inc 5.88%, 03/30/2059 1,353 32
$ 191
Insurance - 0 .28%
Assurant Inc 5.25%, 01/15/2061 29,885 656
Corebridge Financial Inc 0.00%, 12/15/2064
(f)
110,000 2,730
$ 3,386
TOTAL PREFERRED STOCKS $ 8,697
BONDS - 97 .80%
Principal
Amount (000's) Value (000's)
Banks - 62 .35%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(g),(h),(i)
$ 1,900 $ 1,928
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
600 572
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(g),(h)
11,400 11,345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
9.38%, 03/19/2029
(e),(g),(h)
8,500 9,254
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
15,400 14,510
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
8.00%, 02/01/2034
(e),(g),(h)
1,000 1,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(g),(h)
3,000 3,281
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(g),(h)
5,000 5,736
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.13%, 04/27/2027
(e),(g)
10,304 10,531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of Montreal
7.30%, 11/26/2084
(g)
2,500 2,581
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(g)
7,300 7,596
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(a),(e),(g)
$ 25,000 $ 24,388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
19,600 18,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(g)
7,300 7,158
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(g)
7,600 7,009
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(g)
22,000 21,773
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(g)
3,300 3,518
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(a),(e),(g),(h)
18,000 16,109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
8.00%, 03/15/2029
(e),(g),(h)
1,200 1,245
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(a),(e),(g),(h)
1,800 1,984
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(e),(g),(h),(i)
3,500 2,964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(e),(g),(h),(i)
7,000 5,885
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 08/19/2025
(e),(g),(h),(i)
6,803 6,828
USD Swap Semi-Annual 5 Year + 5.15%
8.50%, 08/14/2028
(e),(g),(h),(i)
2,000 2,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(g),(h),(i)
5,000 5,374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(g),(h)
1,400 1,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(g)
5,500 5,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
Citigroup Inc
3.88%, 02/18/2026
(e),(g)
23,583 22,796
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(g)
12,000 11,717
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.70%, 01/30/2025
(e),(g)
5,000 4,978
Secured Overnight Financing Rate + 3.23%
6.25%, 08/15/2026
(e),(g)
1,239 1,249
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
6.75%, 02/15/2030
(e),(g),(j)
1,000 997
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%

Schedule of Investments
Capital Securities Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
7.00%, 08/15/2034
(e),(g)
$ 4,000 $ 4,207
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.38%, 05/15/2028
(e),(g)
3,600 3,772
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(g)
4,900 4,654
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(g)
12,000 11,924
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
8.01%, 01/06/2025
(a),(e)
4,975 4,957
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Corestates Capital III
5.36%, 02/15/2027
(i)
10,571 10,373
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
8.13%, 12/23/2025
(e),(g),(h),(i)
8,932 9,122
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
7.00%, 06/26/2025
(e),(g),(h)
4,400 4,427
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(g)
2,200 2,168
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(a),(e),(g)
7,100 6,782
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(a),(e),(g)
444 425
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
7.38%, 02/10/2025
(e),(g)
1,500 1,501
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
7.50%, 02/10/2029
(a),(e),(g)
1,000 1,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
7.50%, 05/10/2029
(e),(g)
12,000 12,557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
3,000 2,951
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(a),(e),(g),(h)
500 496
USD Swap Rate NY 5 Year + 3.61%
8.00%, 03/07/2028
(a),(e),(g),(h)
5,000 5,237
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(g)
19,200 18,407
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(g)
8,700 8,612
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
5.83%, 06/15/2028 2,400 2,250
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington National Bank/The
5.50%, 05/06/2030
(g)
$ 2,000 $ 1,984
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
ING Groep NV
5.75%, 11/16/2026
(e),(g),(h)
7,515 7,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(g),(h),(i)
7,000 6,998
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(g)
19,993 19,439
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.88%, 06/01/2029
(e),(g)
7,600 8,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(e),(g)
3,775 3,664
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
5.59%, 07/01/2028 1,500 1,437
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 2,700 2,828
Lloyds Banking Group PLC
7.50%, 09/27/2025
(e),(g),(h)
20,150 20,182
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(a),(e),(g),(h)
2,000 2,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
8,000 7,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(g)
4,000 3,957
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
NatWest Group PLC
4.60%, 06/28/2031
(a),(e),(g),(h)
10,000 8,508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(g),(h)
8,000 7,946
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(g),(h)
8,000 8,101
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.63%, 03/26/2026
(e),(g),(h),(i)
15,600 15,665
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
5.85%, 06/01/2028 3,000 2,938
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(e),(g)
13,600 13,656
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(g)
2,000 2,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(g)
13,500 13,654
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%

Schedule of Investments
Capital Securities Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(g)
$ 3,500 $ 3,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
6.35%, 11/24/2084
(g)
3,400 3,304
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
7.50%, 05/02/2084
(g)
10,500 10,921
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(g),(h)
5,000 4,971
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
8.50%, 03/25/2034
(e),(g),(h),(i)
3,600 3,640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(e),(g),(h),(i)
7,000 7,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
10.00%, 11/14/2028
(e),(g),(h)
600 643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(e),(g),(h)
12,500 10,868
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
6.00%, 07/26/2025
(a),(e),(g),(h)
1,000 996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(a),(e),(g),(i)
7,100 7,389
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(e),(g)
2,000 2,081
3 Month USD LIBOR + 1.46%
7.88%, 03/08/2030
(e),(g),(h),(i)
1,000 1,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
State Street Corp
6.70%, 03/15/2029
(e),(g)
6,900 7,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(e),(g)
10,800 11,059
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Swedbank AB
7.75%, 03/17/2030
(e),(g),(h)
3,000 3,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(g)
1,000 1,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(g)
13,601 14,290
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.95%, 09/01/2025
(e),(g)
8,100 8,041
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.10%, 03/01/2030
(e),(g)
2,000 1,923
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.46%, 05/15/2027 4,500 4,420
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp (continued)
5.86%, 03/15/2028 $ 2,000 $ 1,960
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
6.67%, 03/01/2025
(e),(g)
20,620 20,538
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(g),(h),(i)
10,000 9,537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(g),(h)
2,500 2,129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(e),(g),(h),(i)
12,000 11,360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(g),(h)
19,500 19,540
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
US Bancorp
3.70%, 01/15/2027
(e),(g)
32,500 30,837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(g)
16,700 16,248
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
6.85%, 09/15/2029
(e),(g)
9,000 9,325
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(e),(g)
6,800 7,242
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 752,554
Diversified Financial Services - 10 .16%
American Express Co
3.55%, 09/15/2026
(e),(g)
43,889 41,907
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(e),(g)
10,200 9,745
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(e),(g)
2,150 1,885
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(e),(g)
26,000 25,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(g)
11,207 11,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Discover Financial Services
6.13%, 06/23/2025
(e),(g)
21,300 21,286
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Voya Financial Inc
4.70%, 01/23/2048
(g)
10,800 10,051
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(a),(e),(g)
1,400 1,492
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 122,649

Schedule of Investments
Capital Securities Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 4 .53%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
$ 7,100 $ 6,708
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.95%, 12/15/2054
(g)
2,000 2,090
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(g)
2,600 2,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
4.35%, 01/15/2027
(e),(g)
9,900 9,609
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(a),(e),(g)
13,700 13,692
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
6.63%, 05/15/2055
(g)
3,500 3,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
Duke Energy Corp
3.25%, 01/15/2082
(g)
5,000 4,623
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
EUSHI Finance Inc
7.63%, 12/15/2054
(g),(i)
500 517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(g)
2,000 1,906
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
6.70%, 09/01/2054
(g)
2,700 2,753
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
6.92%, 10/01/2066 3,091 3,020
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
Sempra
6.55%, 04/01/2055
(g)
2,000 2,005
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(g)
1,500 1,509
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
$ 54,718
Food - 0 .55%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(i)
7,000 6,685
Gas - 0 .51%
NiSource Inc
6.95%, 11/30/2054
(g)
6,000 6,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Insurance - 12 .72%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,114
Allianz SE
3.20%, 10/30/2027
(e),(g),(h),(i)
5,000 4,302
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
7.72%, 08/15/2053 6,900 6,917
CME Term Secured Overnight Financing
Rate 3 Month + 3.20%
American International Group Inc
5.75%, 04/01/2048
(g)
3,580 3,559
3 Month USD LIBOR + 2.87%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(g)
$ 500 $ 499
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(g)
2,000 1,985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(g)
4,900 4,906
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.38%, 09/15/2054
(g)
2,000 2,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/15/2052
(g)
7,100 7,267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Equitable Holdings Inc
4.95%, 09/15/2025
(a),(e),(g)
1,448 1,435
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(a),(g),(i)
11,500 10,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(i)
6,100 6,829
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(i)
1,100 1,283
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(g),(i)
3,600 3,605
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
MetLife Capital Trust IV
7.88%, 12/15/2067
(i)
2,200 2,420
MetLife Inc
3.85%, 09/15/2025
(e),(g)
7,200 7,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 728
9.25%, 04/08/2068
(i)
10,372 12,286
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,876
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(g),(i)
3,600 3,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(i)
4,600 3,961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(g),(i)
10,500 9,031
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
Prudential Financial Inc
3.70%, 10/01/2050
(g)
9,500 8,619
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
6.50%, 03/15/2054
(g)
2,000 2,066
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(g),(i)
5,000 4,474
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%

Schedule of Investments
Capital Securities Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(g),(i)
$ 1,600 $ 1,623
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
31,200 26,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(g)
7,200 6,255
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 153,546
Oil & Gas - 0 .33%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(g)
1,100 1,086
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(g)
3,000 2,904
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 3,990
Pipelines - 4 .95%
Enbridge Inc
5.75%, 07/15/2080
(g)
5,000 4,858
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(g)
4,200 4,164
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(g)
11,000 10,796
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(g)
2,000 2,109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
8.50%, 01/15/2084
(g)
4,650 5,179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
7,938 7,740
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(g)
1,300 1,249
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
Transcanada Trust
5.50%, 09/15/2079
(a),(g)
12,500 12,049
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(g)
7,300 6,994
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.63%, 05/20/2075
(g)
600 596
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(g)
4,000 3,977
3 Month USD LIBOR + 4.64%
$ 59,711
REITs - 0 .43%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(i)
726 719
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(i)
4,500 4,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 5,131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 0 .82%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
$ 2,000 $ 1,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
1,000 999
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(a),(e),(g)
5,000 5,067
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(g),(i)
1,900 1,884
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 9,853
Transportation - 0 .45%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
5,400 5,436
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,180,411
Total Investments $ 1,209,775
Other Assets and Liabilities -  (0.23)% (2,765)
TOTAL NET ASSETS - 100.00% $ 1,207,010
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $16,138 or 1.34% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $16,721 or
1.39% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Non-income producing security
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $270,420 or 22.40% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $186,320 or 15.44% of net assets.
(j) Security purchased on a when-issued basis.

Schedule of Investments
Capital Securities Fund
November 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 28,358 $ 146,549 $ 162,298 $ 12,609
$ 28,358 $ 146,549 $ 162,298 $ 12,609
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 124 $ — $ — $ —
$ 124 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11.25% Shares Held Value (000's)
Closed-End Funds - 0.30%
Sprott Physical Uranium Trust
(a)
462,200 $ 8,388
Exchange-Traded Funds - 8.54%
Global X US Infrastructure Development ETF 1,398,000 63,930
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
352,770 4,727
iShares Global Infrastructure ETF 1,243,966 69,289
Schwab US TIPS ETF 182,079 4,809
SPDR Gold MiniShares Trust
(a),(b)
1,102,600 58,107
SPDR S&P Global Natural Resources ETF 84,597 4,649
Vanguard Real Estate ETF 378,658 37,169
$ 242,680
Money Market Funds - 2.41%
BlackRock Liquidity FedFund - Institutional Class
4.54%
(a),(c),(d)
8,499,111 8,499
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 4.53%
(a),(c)
5,642,063 5,642
Principal Government Money Market Fund - Class
R-6 4.53%
(c),(d),(e)
54,437,519 54,438
$ 68,579
TOTAL INVESTMENT COMPANIES $ 319,647
COMMON STOCKS - 61.64% Shares Held Value (000's)
Agriculture - 0.50%
Archer-Daniels-Midland Co 13,363 $ 730
Bunge Global SA 3,959 355
Darling Ingredients Inc
(f)
310,239 12,574
Wilmar International Ltd 298,200 686
$ 14,345
Automobile Parts & Equipment - 0.06%
Aptiv PLC
(f)
13,713 762
Contemporary Amperex Technology Co Ltd 25,100 912
$ 1,674
Biotechnology - 0.07%
Corteva Inc 19,347 1,204
Regeneron Pharmaceuticals Inc
(f)
930 698
$ 1,902
Building Materials - 0.57%
Boise Cascade Co 3,438 507
Builders FirstSource Inc
(f)
4,408 822
Carrier Global Corp 15,949 1,234
Interfor Corp
(f)
60,718 885
Kingspan Group PLC 12,040 907
Lennox International Inc 1,509 1,007
Louisiana-Pacific Corp 9,340 1,104
Nibe Industrier AB 116,248 493
Stella-Jones Inc 7,798 399
Svenska Cellulosa AB SCA 233,771 3,041
Trex Co Inc
(f)
12,954 972
UFP Industries Inc 9,015 1,225
West Fraser Timber Co Ltd 35,350 3,472
$ 16,068
Chemicals - 0.69%
CF Industries Holdings Inc 5,043 452
Croda International PLC 16,805 738
DSM-Firmenich AG 11,414 1,254
DuPont de Nemours Inc 15,291 1,278
FMC Corp 86,945 5,137
ICL Group Ltd 82,042 373
Ingevity Corp
(f)
6,764 329
Lenzing AG
(f)
4,130 128
Methanex Corp 56,592 2,653
Mosaic Co/The 8,906 236
Novonesis (Novozymes) B 20,654 1,212
Nutrien Ltd 56,141 2,623
Tronox Holdings PLC 211,061 2,554
Yara International ASA 18,511 522
$ 19,489
COMMON STOCKS (continued) Shares Held Value (000’s)
Coal - 0.21%
Teck Resources Ltd 11,579 $ 540
Teck Resources Ltd 118,955 5,553
$ 6,093
Commercial Services - 0.92%
Ashtead Group PLC 16,146 1,294
Atlas Arteria Ltd 3,157,398 9,909
Brambles Ltd 132,494 1,650
CCR SA 2,995,762 5,432
Cengage Learning Holdings II Inc
(f)
2,772 52
Transurban Group 917,060 7,678
$ 26,015
Consumer Products - 0.07%
Avery Dennison Corp 2,251 464
Kimberly-Clark Corp 9,668 1,347
Ontex Group NV
(f)
28,844 243
$ 2,054
Cosmetics & Personal Care - 0.10%
Essity AB 52,253 1,439
Procter & Gamble Co/The 4,073 730
Unicharm Corp 31,200 813
$ 2,982
Electric - 9.90%
Ameren Corp 47,212 4,456
American Electric Power Co Inc 126,649 12,647
Boralex Inc 65,055 1,401
Brookfield Renewable Corp
(g)
128,384 4,098
CLP Holdings Ltd 1,047,500 8,823
CMS Energy Corp 160,722 11,204
Constellation Energy Corp 20,369 5,226
CPFL Energia SA 517,530 2,816
Dominion Energy Inc 123,472 7,254
E.ON SE 559,214 7,208
EDP Renovaveis SA 881,884 10,352
EDP SA 1,629,030 5,894
Emera Inc 184,978 7,058
Enel SpA 1,930,388 13,902
Entergy Corp 74,200 11,588
Eversource Energy 202,602 13,066
Exelon Corp 348,189 13,774
HK Electric Investments & HK Electric Investments
Ltd
3,283,000 2,204
National Grid PLC 2,362,112 29,816
NextEra Energy Inc 302,424 23,792
OGE Energy Corp 149,836 6,587
Ormat Technologies Inc 15,033 1,227
Orsted AS
(f),(h)
101,072 5,627
PG&E Corp 637,539 13,790
Redeia Corp SA 878,741 15,696
Sempra 165,392 15,492
Terna - Rete Elettrica Nazionale 1,025,701 8,681
WEC Energy Group Inc 44,384 4,485
Xcel Energy Inc 182,486 13,241
$ 281,405
Electrical Components & Equipment - 0.16%
Delta Electronics Inc 116,000 1,375
Generac Holdings Inc
(f)
6,719 1,265
Littelfuse Inc 4,546 1,121
Signify NV
(h)
32,558 728
$ 4,489
Electronics - 0.17%
Azbil Corp 121,700 975
Halma PLC 43,178 1,488
Hubbell Inc 2,189 1,007
Trimble Inc
(f)
20,604 1,504
$ 4,974

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0.09%
NextEra Energy Partners LP 133,072 $ 2,325
SolarEdge Technologies Inc
(f)
6,093 96
$ 2,421
Engineering & Construction - 4.32%
Aena SME SA
(h)
87,398 18,928
Aeroports de Paris SA 113,865 13,188
Athens International Airport SA 594,820 5,068
Auckland International Airport Ltd 3,031,425 13,935
Cellnex Telecom SA - Rights
(f),(h)
429,932 15,450
China Tower Corp Ltd
(h)
32,404,000 4,264
Enav SpA
(h)
3,829,141 16,516
Fluor Corp
(f)
44,999 2,526
Fraport AG Frankfurt Airport Services Worldwide
(f)
180,242 9,924
Grupo Aeroportuario del Centro Norte SAB de CV 1,088,697 8,824
Sacyr SA 3,163,359 10,338
Vinci SA 35,428 3,745
$ 122,706
Entertainment - 0.04%
Cineworld Group PLC - Warrants
(f)
29,862 —
Crown Finance US Inc - 1145 Shares
(f)
287 7
Crown Finance US Inc - 4A2 Shares
(f)
53,935 1,238
$ 1,245
Environmental Control - 0.05%
Befesa SA
(h)
18,316 391
Pentair PLC 10,739 1,170
$ 1,561
Food - 0.10%
Ingredion Inc 1,819 268
Tyson Foods Inc 38,265 2,468
$ 2,736
Forest Products & Paper - 1.00%
Acadian Timber Corp 43,180 547
Canfor Corp
(f)
67,693 857
Empresas CMPC SA 302,563 473
Holmen AB 32,821 1,238
International Paper Co 260,016 15,297
Mercer International Inc 13,721 85
Mondi PLC 112,597 1,705
Nine Dragons Paper Holdings Ltd
(f)
917,000 374
Oji Holdings Corp 258,100 953
Sappi Ltd 198,146 554
Suzano SA ADR
(g)
78,949 817
Suzano SA 165,400 1,708
Sylvamo Corp 9,769 902
UPM-Kymmene Oyj 102,447 2,695
Western Forest Products Inc
(f)
292,032 94
$ 28,299
Gas - 0.60%
China Gas Holdings Ltd 4,509,800 3,747
Italgas SpA 353,317 2,119
Snam SpA 2,371,674 11,055
$ 16,921
Healthcare - Products - 0.15%
Carestream Health Inc
(f)
17,410 36
QIAGEN NV
(f)
27,063 1,175
Repligen Corp
(f)
7,798 1,174
Revvity Inc 8,856 1,029
Tecan Group AG 3,300 789
$ 4,203
Healthcare - Services - 0.02%
BioMerieux 5,139 537
Millennium Health LLC
(f),(i),(j)
20,580 2
Millennium Health LLC
(f),(i),(j)
19,318 —
$ 539
Home Builders - 0.16%
DR Horton Inc 3,524 595
KB Home 4,473 370
Lennar Corp - A Shares 2,731 476
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Meritage Homes Corp 2,045 $ 391
NVR Inc
(f)
70 646
PulteGroup Inc 3,407 461
Sumitomo Forestry Co Ltd 27,900 1,065
Toll Brothers Inc 3,931 649
$ 4,653
Housewares - 0.00%
Scotts Miracle-Gro Co/The 1,192 92
Insurance - 0.10%
Hannover Rueck SE 4,723 1,234
RenaissanceRe Holdings Ltd 5,721 1,637
$ 2,871
Internet - 0.00%
Catalina Marketing Corp
(f),(i)
4,112 —
Iron & Steel - 0.85%
ArcelorMittal SA 11,326 285
ArcelorMittal SA 357,547 9,039
Cleveland-Cliffs Inc
(f)
475,682 5,922
Fortescue Ltd 42,433 526
Nippon Steel Corp 24,400 500
Novolipetsk Steel PJSC 1,124,750 —
Nucor Corp 36,891 5,707
POSCO Holdings Inc 1,907 389
Reliance Inc 1,379 443
Severstal PAO
(f)
149,085 —
Steel Dynamics Inc 3,596 522
Vale SA ADR 89,853 886
$ 24,219
Leisure Products & Services - 0.02%
Shimano Inc 3,600 500
Lodging - 0.11%
Travel + Leisure Co 56,700 3,168
Machinery - Construction & Mining - 0.10%
GE Vernova Inc
(f)
5,504 1,839
Vertiv Holdings Co 8,132 1,038
$ 2,877
Machinery - Diversified - 0.24%
ANDRITZ AG 7,300 409
Deere & Co 5,945 2,770
Husqvarna AB 23,554 136
Kadant Inc 1,390 574
Spirax Group PLC 13,373 1,222
Valmet Oyj 12,390 290
Watts Water Technologies Inc 3,643 786
Xylem Inc/NY 4,491 569
$ 6,756
Metal Fabrication & Hardware - 0.06%
Advanced Drainage Systems Inc 5,902 799
Prysmian SpA 14,815 977
$ 1,776
Mining - 2.47%
Agnico Eagle Mines Ltd 12,555 1,059
Anglo American PLC 347,603 11,162
Antofagasta PLC 8,646 187
Barrick Gold Corp 43,886 769
BHP Group Ltd 109,914 2,898
Boliden AB 6,852 205
Cameco Corp
(g)
147,283 8,756
Capstone Copper Corp
(f)
1,556,525 10,762
China Hongqiao Group Ltd 56,500 83
First Quantum Minerals Ltd
(f)
16,960 232
Franco-Nevada Corp 4,847 594
Freeport-McMoRan Inc 271,782 12,012
Glencore PLC
(f)
247,635 1,199
Gold Fields Ltd ADR 22,389 324
Ivanhoe Mines Ltd
(f)
200,273 2,696
Newmont Corp 28,751 1,206
Norsk Hydro ASA 33,225 206

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Pan American Silver Corp 193,939 $ 4,303
Polyus PJSC
(f)
12,459 —
Rio Tinto Ltd 9,301 720
Rio Tinto PLC 103,375 6,499
South32 Ltd 1,271,458 3,085
Southern Copper Corp 2,178 219
Sumitomo Metal Mining Co Ltd 6,800 168
Wheaton Precious Metals Corp 11,418 711
Zijin Mining Group Co Ltd 150,000 291
$ 70,346
Miscellaneous Manufacturers - 0.03%
Carlisle Cos Inc 2,038 931
Oil & Gas - 4.30%
Antero Resources Corp
(f)
276,542 9,040
BP PLC 233,522 1,144
Canadian Natural Resources Ltd 305,042 10,354
Cenovus Energy Inc 18,400 292
Chevron Corp 8,908 1,442
ConocoPhillips 68,484 7,420
Coterra Energy Inc 3,872 103
Crescent Energy Co 486,604 7,236
Devon Energy Corp 3,280 124
Diamondback Energy Inc 64,131 11,389
Ecopetrol SA ADR
(g)
3,505 28
Empresas Copec SA 72,917 456
Eni SpA 30,801 436
EOG Resources Inc 2,978 397
EQT Corp 209,679 9,528
Equinor ASA 11,112 269
Expand Energy Corp 35,620 3,525
Exxon Mobil Corp 23,267 2,745
Hess Corp 1,448 213
Imperial Oil Ltd
(g)
2,319 172
Marathon Petroleum Corp 52,584 8,211
Neste Oyj 6,120 93
Occidental Petroleum Corp 150,885 7,631
Permian Resources Corp 804,345 12,596
Petroleo Brasileiro SA ADR 26,435 377
Phillips 66 89,560 12,000
Reliance Industries Ltd
(h)
24,512 1,478
Repsol SA 17,296 216
Shell PLC 88,577 2,847
Suncor Energy Inc
(g)
18,000 716
Suncor Energy Inc 86,981 3,434
TotalEnergies SE 31,681 1,841
Transocean Ltd
(f)
601,942 2,649
Valero Energy Corp 10,626 1,477
Woodside Energy Group Ltd 26,977 433
$ 122,312
Oil & Gas Services - 0.39%
Baker Hughes Co 5,203 229
Halliburton Co 4,624 147
NOV Inc 643,233 10,304
Schlumberger NV 7,437 327
$ 11,007
Packaging & Containers - 1.08%
Amcor PLC 40,394 430
Billerud Aktiebolag 57,831 507
Crown Holdings Inc 52,387 4,824
DS Smith PLC 424,849 3,150
Graphic Packaging Holding Co 60,518 1,821
Huhtamaki Oyj 11,099 401
Klabin SA 226,790 820
Packaging Corp of America 10,223 2,544
Sealed Air Corp 4,072 149
SIG Group AG
(f)
60,731 1,204
Smurfit WestRock PLC 213,807 11,764
Sonoco Products Co 18,224 945
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Stora Enso Oyj 233,882 $ 2,272
$ 30,831
Pharmaceuticals - 0.03%
Merck & Co Inc 7,534 766
Pipelines - 3.95%
Cheniere Energy Inc 57,145 12,801
Enbridge Inc 833,870 36,076
Gibson Energy Inc 641,351 10,816
Kinder Morgan Inc 401,056 11,338
Koninklijke Vopak NV 166,682 7,796
ONEOK Inc 125,858 14,298
Pembina Pipeline Corp 162,705 6,703
South Bow Corp 180,195 4,757
TC Energy Corp 118,741 5,789
Williams Cos Inc/The 33,673 1,970
$ 112,344
Real Estate - 2.27%
Fastighets AB Balder
(f)
639,700 4,929
Mitsui Fudosan Co Ltd 3,285,900 27,547
Qualitas Ltd 1,604,969 2,663
Sun Hung Kai Properties Ltd 1,090,200 10,895
Vonovia SE 554,322 18,387
$ 64,421
REITs - 22.70%
Agree Realty Corp 200,061 15,365
American Healthcare REIT Inc 674,385 20,103
American Homes 4 Rent 592,380 22,682
American Tower Corp 59,359 12,406
Americold Realty Trust Inc 313,500 7,480
AvalonBay Communities Inc 114,070 26,846
Boardwalk Real Estate Investment Trust 97,400 4,967
CapitaLand Integrated Commercial Trust 6,438,015 9,428
Centuria Industrial REIT 1,284,426 2,469
COPT Defense Properties 202,700 6,679
Cousins Properties Inc 304,153 9,654
Crown Castle Inc 154,728 16,440
Digital Realty Trust Inc 79,900 15,636
Equinix Inc 45,684 44,838
Equity LifeStyle Properties Inc 95,700 6,826
Equity Residential 190,600 14,611
Essex Property Trust Inc 38,113 11,833
Extra Space Storage Inc 152,915 26,142
Gaming and Leisure Properties Inc 182,600 9,424
Goodman Group 1,141,834 28,349
Host Hotels & Resorts Inc 459,352 8,461
InvenTrust Properties Corp 241,759 7,487
Japan Hotel REIT Investment Corp 9,838 4,489
Kilroy Realty Corp 170,696 7,089
Klepierre SA 549,824 16,619
Lineage Inc 93,154 5,908
Link REIT 2,350,314 10,281
Mapletree Industrial Trust 4,339,400 7,517
Merlin Properties Socimi SA 615,800 6,755
Nippon Accommodations Fund Inc 1,300 5,044
Nippon Building Fund Inc 6,500 5,452
Nippon Prologis REIT Inc 2,467 3,891
PotlatchDeltic Corp 60,720 2,723
Prologis Inc 268,569 31,363
Prologis Property Mexico SA de CV 861,321 2,574
Rayonier Inc 143,760 4,582
Regency Centers Corp 132,101 9,986
Rexford Industrial Realty Inc 145,079 6,105
Ryman Hospitality Properties Inc 54,100 6,343
Sabra Health Care REIT Inc 414,217 7,758
Safestore Holdings PLC 550,127 5,213
Segro PLC 717,871 7,122
Sekisui House Reit Inc 8,700 4,251
Simon Property Group Inc 52,361 9,613
Stockland 2,426,500 8,284

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Unibail-Rodamco-Westfield 113,100 $ 9,270
UNITE Group PLC/The 1,041,115 11,673
Ventas Inc 404,155 25,894
VICI Properties Inc 741,411 24,177
Vornado Realty Trust 231,682 9,974
Warehouses De Pauw CVA 188,400 4,169
Welltower Inc 352,230 48,671
Weyerhaeuser Co 132,210 4,265
$ 645,181
Retail - 0.05%
Gymboree Corp/The
(f),(i)
17,842 —
Gymboree Holding Corp
(f),(i)
48,577 —
Home Depot Inc/The 1,690 725
JOANN Inc
(f)
3,309 3
Lowe's Cos Inc 2,435 663
$ 1,391
Semiconductors - 0.04%
Bright Bidco - 1145 Shares
(f)
11,047 4
Bright Bidco - 4A2 Shares
(f)
15,092 6
Monolithic Power Systems Inc 1,768 1,004
$ 1,014
Software - 0.22%
Altair Engineering Inc
(f)
10,127 1,070
Avaya Holdings Corp
(f)
12,893 70
Avaya Holdings Corp
(f)
48,487 265
Bentley Systems Inc 11,467 568
Bloom Parent Inc
(f),(i)
103 103
Cadence Design Systems Inc
(f)
5,260 1,614
Nemetschek SE 8,919 926
PTC Inc
(f)
8,054 1,611
$ 6,227
Telecommunications - 0.29%
NEXTDC Ltd
(f)
724,988 7,734
Windstream
(f)
9,809 188
Windstream - Warrants
(f)
17,064 327
$ 8,249
Transportation - 0.32%
American Commercial Lines Inc
(f),(i)
573 26
American Commercial Lines Inc - Warrants
(f),(i)
603 27
Star Bulk Carriers Corp 129,291 2,239
Union Pacific Corp 27,767 6,794
$ 9,086
Water - 2.07%
American Water Works Co Inc 8,112 1,111
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
54,106 826
Essential Utilities Inc 347,365 13,905
Pennon Group PLC 796,013 6,109
Severn Trent PLC 541,454 18,587
United Utilities Group PLC 1,178,422 16,794
Veolia Environnement SA 49,426 1,441
$ 58,773
TOTAL COMMON STOCKS $ 1,751,912
PREFERRED STOCKS - 0.14% Shares Held Value (000's)
Electric - 0.13%
Centrais Eletricas Brasileiras SA 1.82% 602,728 $ 3,869
Transportation - 0.01%
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(f)
6,729 2
American Commercial Lines Inc Preferred B
2.50%
2,428 146
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(f)
10,236 3
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(f)
1,706 102
$ 253
TOTAL PREFERRED STOCKS $ 4,122
BONDS - 0.65%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.10%
BAMLL Trust 2024-BHP
6.96%, 08/15/2039
(h)
$ 120 $ 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
6.50%, 07/15/2041
(h)
120 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BX Commercial Mortgage Trust 2024-AIRC
6.30%, 08/15/2039
(h)
195 196
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-KING
6.15%, 05/15/2034
(h)
400 401
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
6.25%, 05/15/2041
(h)
290 291
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
7.75%, 02/15/2039
(h)
243 243
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Trust 2024-VLT4
6.10%, 07/15/2029
(h)
400 401
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
COMM 2024-WCL1 MORTGAGE TRUST
6.45%, 06/15/2041
(h)
180 180
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
6.25%, 08/15/2041
(h)
70 70
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBSG 2024-ALTA Mortgage Trust
6.14%, 06/10/2037
(h),(k)
110 112
GWT 2024-WLF2
6.30%, 05/15/2041
(h)
350 351
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HONO 2021-LULU Mortgage Trust
5.87%, 10/15/2036
(h)
100 99
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
6.20%, 06/15/2026
(h)
270 270
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
$ 2,854
Electric - 0.00%
Pacific Gas and Electric Co
3.15%, 01/01/2026 91 90
Healthcare - Services - 0.01%
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(h),(k),(l)
347 385
Mortgage Backed Securities - 0.13%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(h),(k)
649 643
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(h),(k)
578 574
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(h),(k)
778 635
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(h),(k)
346 333
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(h),(k)
183 181

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(h),(k)
$ 305 $ 303
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(h),(k)
625 622
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(h),(k)
226 227
$ 3,518
Other Asset Backed Securities - 0.08%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(h)
551 528
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(h)
560 529
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(h)
660 646
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(h)
635 638
$ 2,341
Sovereign - 0.33%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 1,700 251
9.76%, 01/01/2033 2,800 389
10.00%, 01/01/2035 3,400 464
Brazilian Government International Bond
6.13%, 03/15/2034 $ 520 511
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054 EUR 410 449
European Union
2.50%, 10/04/2052 240 226
3.00%, 03/04/2053 1,926 1,992
Israel Government International Bond
5.75%, 03/12/2054 $ 204 195
Japan Government Thirty Year Bond
1.80%, 03/20/2054 JPY 104,750 635
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(h)
EUR 530 564
Mexican Bonos
7.75%, 11/23/2034 MXN 6,200 262
8.50%, 03/01/2029 3,000 141
8.50%, 05/31/2029 7,000 329
Mexico Government International Bond
3.50%, 02/12/2034 $ 251 206
6.35%, 02/09/2035 432 436
United Kingdom Gilt
4.38%, 07/31/2054 GBP 1,948 2,328
$ 9,378
TOTAL BONDS $ 18,566
SENIOR FLOATING RATE INTERESTS
- 4.09%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
Advantage Sales & Marketing Inc Term Loan B2
9.12%, 10/28/2027
(m)
$ 191 $ 190
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc Term Loan B
8.80%, 08/23/2028
(m)
833 834
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Planet US Buyer LLC Term Loan B
8.02%, 02/07/2031
(m)
419 419
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Red Ventures LLC Term Loan B4
7.57%, 03/03/2030
(m)
109 110
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,553
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 0.07%
Azorra Soar Tlb Finance Ltd Term Loan B
8.13%, 10/11/2029
(m)
$ 250 $ 252
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Bleriot US Bidco Inc Term Loan B
7.85%, 10/31/2030
(m)
209 210
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
TransDigm Inc Term Loan J
7.10%, 02/28/2031
(m)
1,278 1,277
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc Term Loan L
7.32%, 01/19/2032
(m)
208 208
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 1,947
Airlines - 0.05%
AAdvantage Loyalty IP Ltd Term Loan
9.63%, 04/20/2028
(m)
390 403
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada Term Loan B
6.75%, 03/21/2031
(m)
507 507
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
SkyMiles IP Ltd Term Loan B
8.37%, 10/20/2027
(m)
180 184
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
6.63%, 02/22/2031
(m)
192 193
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
WestJet Loyalty LP Term Loan B
8.35%, 02/14/2031
(m)
238 238
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 1,525
Apparel - 0.01%
ABG Intermediate Holdings 2 LLC Term Loan B1
7.32%, 12/21/2028
(m)
37 37
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Varsity Brands Inc Term Loan B
8.27%, 07/25/2031
(m)
310 310
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 347
Automobile Parts & Equipment - 0.02%
Clarios Global LP Term Loan B
7.07%, 05/04/2030
(m)
639 642
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Beverages - 0.04%
BrewCo Borrower LLC Term Loan
8.42%, 04/05/2028
(m)
91 68
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
10.90%, 04/05/2028
(m)
35 28
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
BrewCo Borrower LLC PIK Term Loan
9.06%, PIK 1.50%, 04/05/2028
(l),(m)
25 10
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Naked Juice LLC Term Loan
7.95%, 01/24/2029
(m)
$ 54 $ 37
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Pegasus Bidco BV Term Loan B
7.77%, 07/12/2029
(m)
409 412
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Triton Water Holdings Inc Term Loan B
8.12%, 03/31/2028
(m)
542 546
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
8.60%, 03/31/2028
(m)
65 65
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 1,166
Building Materials - 0.06%
ACProducts Holdings Inc Term Loan B
9.12%, 05/17/2028
(m)
160 127
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC Term Loan B
8.03%, 10/22/2028
(m)
703 706
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.19%, 11/03/2028
(m)
264 265
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cornerstone Building Brands Inc Term Loan B
7.96%, 04/12/2028
(m)
143 135
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Gulfside Supply Inc
7.60%, 05/29/2031
(m)
222 223
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Quikrete Holdings Inc Term Loan B
7.07%, 03/25/2031
(m)
119 119
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,575
Chemicals - 0.16%
A-AP Buyer Inc Term Loan B
7.85%, 08/01/2031
(m)
95 96
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Ascend Performance Materials Operations LLC
Term Loan B
9.10%, 08/27/2026
(m)
418 352
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Discovery Purchaser Corp Term Loan
8.95%, 08/04/2029
(m)
611 614
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC Term Loan B
6.84%, 06/12/2031
(m)
389 390
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Herens US Holdco Corp Term Loan B
8.63%, 07/03/2028
(m)
227 223
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
INEOS US Finance LLC Term Loan B
7.82%, 02/18/2030
(m)
$ 542 $ 544
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.44%, 02/07/2031
(m)
299 301
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
INEOS US Petrochem LLC Term Loan B
8.92%, 04/02/2029
(m)
204 204
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
8.94%, 10/01/2031
(m)
220 221
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
NIC Acquisition Corp Term Loan B
8.62%, 12/29/2027
(m)
352 315
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon Finance BV Term Loan B
7.78%, 04/03/2028
(m)
996 1,005
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
USALCO LLC Term Loan B
8.57%, 09/17/2031
(m)
204 206
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
WR Grace Holdings LLC Term Loan B
7.85%, 09/22/2028
(m)
30 30
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 4,501
Commercial Services - 0.30%
Allied Universal Holdco LLC Term Loan B
8.54%, 05/12/2028
(m)
706 711
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB Term Loan B1
8.48%, 11/16/2028
(m)
598 599
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
AVSC Holding Corp PIK Term Loan B3
5.00%, PIK 10.00%, 10/15/2026
(l),(m)
248 249
Belron Finance 2019 LLC Term Loan B
7.27%, 10/01/2031
(m)
176 178
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Boost Newco Borrower LLC Term Loan B1
7.10%, 01/31/2031
(m)
1,335 1,346
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Camelot US Acquisition LLC Term Loan B
7.32%, 01/31/2031
(m)
8 8
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CHG Healthcare Services Inc Term Loan B1
8.30%, 09/29/2028
(m)
49 49
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Creative Artists Agency LLC Term Loan B
7.44%, 09/12/2031
(m)
202 203
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Driven Brands Holdings Inc
7.69%, 12/17/2028
(m)
260 260
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Ensemble RCM LLC Term Loan B
7.59%, 08/01/2029
(m)
$ 235 $ 237
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Evertec Group LLC
7.34%, 10/12/2030
(m)
220 221
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
First Advantage Holdings LLC Term Loan B
7.82%, 09/19/2031
(m)
304 307
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Garda World Security Corp Term Loan B
8.11%, 02/01/2029
(m)
642 648
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Mister Car Wash Holdings Inc Term Loan B
7.69%, 03/27/2031
(m)
389 390
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
OMNIA Partners LLC Term Loan B
7.87%, 07/25/2030
(m)
384 386
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
PG Polaris BidCo Sarl Term Loan B
7.60%, 03/26/2031
(m)
480 483
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Prime Security Services Borrower LLC Term Loan
B1
6.91%, 10/13/2030
(m)
537 538
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Signal Parent Inc Term Loan B
8.29%, 04/03/2028
(m)
145 127
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Spin Holdco Inc Term Loan B
9.26%, 03/03/2028
(m)
680 574
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc Term Loan B
7.83%, 01/30/2031
(m)
533 537
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
WEX Inc Term Loan B
6.68%, 03/31/2028
(m)
207 207
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
XPLOR T1 LLC Term Loan B
8.85%, 06/24/2031
(m)
180 181
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
$ 8,439
Computers - 0.12%
Amentum Holdings Inc Term Loan B
6.93%, 07/30/2031
(m)
377 374
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Fortress Intermediate 3 Inc Term Loan B
8.44%, 06/27/2031
(m)
264 264
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Javelin Buyer Inc
0.00%, 10/08/2031
(m),(n)
318 320
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
McAfee Corp Term Loan B1
7.91%, 03/01/2029
(m)
$ 402 $ 403
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
NCR Atleos Corp Term Loan B
8.40%, 03/27/2029
(m)
134 134
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc Term Loan
8.53%, 07/01/2026
(m)
344 343
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc Term Loan B
9.43%, 03/21/2031
(m)
205 205
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Synechron Inc Term Loan B
8.36%, 09/26/2031
(m)
250 252
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Tempo Acquisition LLC Term Loan B1
6.94%, 08/31/2028
(m)
412 413
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
VeriFone Systems Inc Term Loan
0.00%, 08/08/2025
(m),(n)
586 548
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Vision Solutions Inc Term Loan B
8.85%, 04/23/2028
(m)
278 275
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 3,531
Distribution & Wholesale - 0.05%
Core & Main LP Term Loan D
6.59%, 07/27/2028
(m)
278 278
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Fastlane Parent Co Inc Term Loan B
9.07%, 09/04/2028
(m)
135 127
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Gates Corp/DE Term Loan B5
6.94%, 06/04/2031
(m)
465 467
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Windsor Holdings III LLC Term Loan B
8.10%, 08/01/2030
(m)
668 676
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 1,548
Diversified Financial Services - 0.03%
Avolon TLB Borrower 1 US LLC Term Loan B4
6.21%, 02/12/2027
(m)
144 144
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(f),(m)
792 22
Prime Rate + 6.00%
Fly Funding II Sarl Term Loan B
8.50%, 08/11/2025
(m)
307 301
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
FNZ USA FinCo LLC Term Loan B
0.00%, 11/05/2031
(m),(n)
125 123
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Focus Financial Partners LLC Term Loan B8
7.82%, 09/10/2031
(m)
$ 140 $ 141
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Kestra Advisor Services Holdings A Inc Term Loan
B
9.06%, 03/19/2031
(m)
241 243
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 974
Electric - 0.11%
EFS Cogen Holdings I LLC Term Loan B
8.11%, 10/03/2031
(m)
130 131
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Kestrel Acquisition LLC Term Loan B
8.03%, 10/29/2031
(m)
200 201
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Talen Energy Supply LLC Term Loan B
8.02%, 05/17/2030
(m)
1,412 1,419
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Talen Energy Supply LLC Term Loan C
8.02%, 05/17/2030
(m)
962 967
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Vistra Zero Operating Co LLC Term Loan B
7.32%, 04/30/2031
(m)
269 271
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,989
Electronics - 0.01%
Coherent Corp Term Loan B
7.18%, 07/01/2029
(m)
76 76
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ingram Micro Inc Term Loan B1
7.56%, 09/17/2031
(m)
179 181
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Project Castle Inc
9.66%, 06/01/2029
(m)
112 102
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
$ 359
Engineering & Construction - 0.05%
Apple Bidco LLC Term Loan
7.44%, 07/14/2028
(m)
269 270
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Apple Bidco LLC Term Loan B
8.07%, 09/22/2028
(m)
245 247
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
ArchKey Holdings Inc
0.00%, 10/10/2031
(m),(n)
273 275
Brown Group Holding LLC Term Loan B1
7.32%, 07/01/2031
(m)
484 485
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Brown Group Holding LLC Term Loan B2
7.36%, 07/01/2031
(m)
49 49
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Centuri Group Inc Term Loan B
7.19%, 08/18/2028
(m)
$ 233 $ 233
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,559
Entertainment - 0.28%
Allwyn International A.S.
6.91%, 05/30/2031
(m)
215 215
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
AMC Entertainment Holdings Inc Term Loan
11.59%, 01/04/2029
(m)
655 665
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc Term Loan B
6.93%, 02/06/2030
(m)
771 775
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Caesars Entertainment Inc Term Loan B1
6.94%, 02/06/2031
(m)
223 224
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Cinemark USA Inc Term Loan B
7.91%, 05/24/2030
(m)
245 246
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Crown Finance US Inc PIK Term Loan Exit
6.30%, PIK 7.00%, 07/31/2028
(l),(m)
1,802 1,808
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Crown Finance US Inc Term Loan B
0.00%, 10/31/2031
(m),(n)
375 373
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Entain PLC Term Loan B
8.01%, 10/31/2029
(m)
678 681
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Everi Holdings Inc Term Loan
7.19%, 06/30/2028
(m)
56 56
CME Term Secured Overnight Financing
Rate 1 Month +
2.50%
Flutter Financing BV Term Loan B
6.60%, 11/30/2030
(m)
619 622
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Light & Wonder International Inc Term Loan B2
6.86%, 04/14/2029
(m)
249 251
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
8.10%, 11/12/2029
(m)
615 609
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Scientific Games Holdings LP Term Loan B
7.59%, 04/04/2029
(m)
616 618
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc Term Loan B2
7.19%, 08/25/2028
(m)
384 384
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Six Flags Entertainment Corp Term Loan B
6.67%, 04/18/2031
(m)
90 90
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
William Morris Endeavor Entertainment LLC Term
Loan B1
7.44%, 05/18/2025
(m)
$ 209 $ 209
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 7,826
Environmental Control - 0.06%
GFL Environmental Inc Term Loan B
6.61%, 07/03/2031
(m)
425 426
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Madison IAQ LLC Term Loan B
7.89%, 06/21/2028
(m)
269 270
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Reworld Holding Corp Term Loan B
7.08%, 11/30/2028
(m)
193 194
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Reworld Holding Corp Term Loan C
7.57%, 11/30/2028
(m)
15 15
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Win Waste Innovations Holdings Inc Term Loan
7.55%, 03/24/2028
(m)
720 696
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,601
Food - 0.04%
8th Avenue Food & Provisions Inc Term Loan B
8.44%, 10/01/2025
(m)
397 382
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.55%, 10/01/2025
(m)
64 62
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Aspire Bakeries Hldgs LLC
0.00%, 12/13/2030
(m),(n)
140 141
CHG PPC Parent LLC Term Loan B
7.69%, 12/08/2028
(m)
352 352
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc Term Loan B
8.55%, 01/31/2031
(m)
243 244
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 1,181
Hand & Machine Tools - 0.01%
Madison Safety Flow LLC
7.82%, 09/19/2031
(m)
170 172
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Products - 0.10%
Bausch + Lomb Corp Term Loan B
7.94%, 05/10/2027
(m)
653 655
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Insulet Corp Term Loan B
7.19%, 08/01/2031
(m)
180 181
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Medline Borrower LP Term Loan B
6.94%, 10/23/2028
(m)
1,396 1,404
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Resonetics LLC Unitranche Term Loan B
8.37%, 06/18/2031
(m)
$ 236 $ 238
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Viant Medical Holdings Inc
8.60%, 10/17/2031
(m)
238 240
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Vyaire Medical Inc
0.00%, 04/16/2025
(f),(i),(m)
510 —
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
5.45%, PIK 6.00%, 10/10/2024
(i),(l),(m)
339 40
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
$ 2,758
Healthcare - Services - 0.23%
ADMI Corp Term Loan B1
10.32%, 12/23/2027
(m)
198 198
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Concentra Health Services Inc Term Loan B
6.94%, 07/26/2031
(m)
175 176
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Global Medical Response Inc PIK Term Loan B
10.10%, PIK 0.75%, 10/31/2028
(l),(m)
391 392
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
National Mentor Holdings Inc Term Loan B
8.43%, 03/02/2028
(m)
466 460
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
National Mentor Holdings Inc Term Loan C
8.46%, 03/02/2028
(m)
14 14
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Onex TSG Intermediate Corp Term Loan B
9.60%, 02/25/2028
(m)
59 59
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Pacific Dental Services Inc Term Loan B
7.36%, 03/15/2031
(m)
392 395
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Phoenix Guarantor Inc Term Loan B4
7.82%, 02/21/2031
(m)
704 710
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Newco Inc Term Loan B
7.57%, 11/15/2028
(m)
1,539 1,549
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Radiology Partners Inc
8.88%, PIK 1.50%, 01/31/2029
(l),(m)
422 419
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Select Medical Corp Term Loan B1
7.43%, 03/06/2027
(m)
123 123
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Select Medical Corp Term Loan B
0.00%, 11/18/2031
(m),(n)
31 31
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Sound Inpatient Physicians Inc PIK Term Loan B
9.87%, PIK 1.50%, 06/28/2028
(l),(m)
$ 234 $ 211
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Surgery Center Holdings Inc Term Loan
7.34%, 12/19/2030
(m)
1,085 1,092
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Team Health Holdings Inc Term Loan B
9.84%, 03/02/2027
(m)
743 722
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
US Radiology Specialists Inc Term Loan B
9.35%, 12/15/2027
(m)
36 36
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 6,587
Holding Companies - Diversified - 0.02%
Cornerstone Generation LLC
0.00%, 10/28/2031
(m),(n)
484 487
Home Furnishings - 0.06%
AI Aqua Merger Sub Inc Term Loan B
8.16%, 07/30/2028
(m)
832 838
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
MillerKnoll Inc Term Loan B
6.69%, 07/19/2028
(m)
228 228
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Tempur Sealy International Inc Term Loan B
2.50%, 10/03/2031
(m)
250 251
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Weber-Stephen Products LLC Term Loan B
7.94%, 10/30/2027
(m)
392 371
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Weber-Stephen Products LLC Term Loan
9.04%, 10/30/2027
(m)
25 24
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 1,712
Insurance - 0.28%
Acrisure LLC Term Loan B6
7.85%, 11/06/2030
(m)
646 647
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Alliant Holdings Intermediate LLC Term Loan B6
7.35%, 09/12/2031
(m)
1,080 1,086
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AmWINS Group Inc Term Loan B
6.95%, 02/21/2028
(m)
47 47
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
AssuredPartners Inc Term Loan B5
8.07%, 02/14/2031
(m)
348 350
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC Term Loan B8
7.94%, 12/23/2026
(m)
722 722
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B9
7.94%, 07/31/2027
(m)
149 149
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC Term Loan B11
8.92%, 08/19/2028
(m)
$ 30 $ 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
BroadStreet Partners Inc Term Loan B4
7.88%, 06/14/2031
(m)
1,261 1,267
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
HUB International Ltd Term Loan B
7.37%, 06/20/2030
(m)
1,294 1,303
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Sedgwick Claims Management Services Inc Term
Loan B
7.59%, 07/31/2031
(m)
655 660
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
TIH Insurance Holdings LLC Term Loan B
7.85%, 05/06/2031
(m)
393 394
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
USI Inc/NY Term Loan B
7.35%, 11/21/2029
(m)
731 735
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
7.35%, 09/27/2030
(m)
475 477
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 7,867
Internet - 0.06%
Catalina Marketing Corp
0.00%, PIK 14.30%, 04/23/2027
(l),(m)
147 136
CME Term Secured Overnight Financing
Rate 3 Month + 9.50%
CNT Holdings I Corp Term Loan B
8.09%, 11/08/2027
(m)
739 744
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Gen Digital Inc Term Loan B1
6.44%, 09/12/2029
(m)
545 545
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Proofpoint Inc Term Loan B
7.57%, 08/31/2028
(m)
420 422
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,847
Investment Companies - 0.01%
Aragorn Parent Corp Term Loan B
8.59%, 12/15/2028
(m)
263 265
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Leisure Products & Services - 0.11%
Alterra Mountain Co
7.38%, 08/17/2028
(m)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Alterra Mountain Co Term Loan B
7.63%, 05/31/2030
(m)
456 459
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Carnival Corp Term Loan B
7.43%, 08/08/2027
(m)
194 196
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
7.44%, 10/18/2028
(m)
184 185
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
ClubCorp Holdings Inc Term Loan B
9.87%, 09/18/2026
(m)
$ 724 $ 726
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
GBT US III LLC Term Loan B
7.63%, 07/25/2031
(m)
220 221
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Hayward Industries Inc Term Loan B
7.19%, 05/28/2028
(m)
595 599
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRAM LLC Term Loan B
7.55%, 05/18/2028
(m)
285 286
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp Term Loan B
7.57%, 03/16/2030
(m)
229 228
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,020
Lodging - 0.02%
Fertitta Entertainment LLC/NV Term Loan
8.07%, 01/13/2029
(m)
571 574
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Machinery - Diversified - 0.09%
Chart Industries Inc Term Loan B
4.59%, 03/15/2030
(m)
546 548
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Titan Acquisition Ltd/Canada Term Loan B
9.57%, 02/01/2029
(m)
345 347
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
TK Elevator US Newco Inc Term Loan B
8.59%, 04/30/2030
(m)
1,167 1,176
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Victory Buyer LLC Term Loan
8.58%, 11/18/2028
(m)
648 630
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 2,701
Media - 0.16%
Cengage Learning Inc Term Loan B
8.04%, 03/22/2031
(m)
309 310
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Century DE Buyer LLC Term Loan
8.60%, 09/27/2030
(m)
387 389
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(m)
710 653
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CSC Holdings LLC Term Loan B6
9.11%, 01/18/2028
(m)
246 241
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Directv Financing LLC Term Loan Non-Extended
9.85%, 08/02/2027
(m)
322 324
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
iHeartCommunications Inc Term Loan B
7.69%, 05/01/2026
(m)
$ 67 $ 58
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.94%, 05/01/2026
(m)
168 146
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
McGraw-Hill Education Inc Term Loan B
8.60%, 08/06/2031
(m)
282 286
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
NEP Group Inc PIK Term Loan B
8.12%, PIK 1.50%, 08/19/2026
(l),(m)
515 486
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Nexstar Media Inc Term Loan B4
7.19%, 09/18/2026
(m)
287 288
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sunrise Financing Partnership Term Loan AX
7.65%, 01/31/2029
(m)
260 262
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Virgin Media Bristol LLC Term Loan Y
7.72%, 03/31/2031
(m)
219 217
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ziggo Financing Partnership Term Loan I
7.22%, 04/28/2028
(m)
861 857
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 4,517
Mining - 0.02%
Arsenal AIC Parent LLC Term Loan B
7.94%, 08/18/2030
(m)
480 484
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Packaging & Containers - 0.10%
Berlin Packaging LLC Term Loan B7
8.42%, 06/09/2031
(m)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Clydesdale Acquisition Holdings Inc Term Loan B
7.75%, 04/13/2029
(m)
460 462
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
Klockner Pentaplast of America Inc Term Loan B
9.72%, 02/12/2026
(m)
475 454
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
LABL Inc Term Loan B
9.70%, 10/27/2028
(m)
520 507
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc Term Loan B4
7.17%, 09/24/2028
(m)
594 598
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Plaze Inc Term Loan B
8.44%, 08/03/2026
(m)
107 97
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC Term Loan B
8.60%, 09/15/2028
(m)
376 376
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
SupplyOne Inc Term Loan B
8.32%, 03/27/2031
(m)
$ 234 $ 236
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 2,850
Pharmaceuticals - 0.10%
Amneal Pharmaceuticals LLC Term Loan B
10.19%, 05/04/2028
(m)
164 168
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
8.70%, 03/03/2031
(m)
227 227
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Gainwell Acquisition Corp Term Loan B
8.70%, 10/01/2027
(m)
573 548
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
6.82%, 05/05/2028
(m)
1,161 1,166
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co Term Loan B
7.10%, 05/19/2031
(m)
546 550
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Packaging Coordinators Midco Inc Term Loan
7.84%, 11/30/2027
(m)
120 121
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 2,780
Pipelines - 0.09%
BCP Renaissance Parent LLC
7.61%, 10/31/2028
(m)
279 280
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
EPIC Crude Services LP Term Loan B
7.66%, 10/10/2031
(m)
250 252
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP
7.88%, 11/17/2026
(m)
784 782
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP Term Loan B
8.38%, 12/21/2028
(m)
570 570
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
New Fortress Energy Inc Term Loan B
0.00%, 10/27/2028
(m),(n)
327 304
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Oryx Midstream Services Permian Basin LLC Term
Loan B
7.72%, 10/05/2028
(m)
306 308
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Traverse Midstream Partners LLC Term Loan B
8.08%, 02/16/2028
(m)
38 39
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 2,535
Real Estate - 0.03%
Cushman & Wakefield US Borrower LLC Term
Loan B
7.68%, 01/31/2030
(m)
512 515
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Forest City Enterprises LP Term Loan B
8.19%, 12/07/2025
(m)
$ 369 $ 359
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 874
Retail - 0.12%
1011778 BC ULC Term Loan B6
6.44%, 09/20/2030
(m)
578 577
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Academy Ltd Term Loan
8.54%, 11/05/2027
(m)
73 73
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
EG America LLC Term Loan BC
10.44%, 02/07/2028
(m)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
IRB Holding Corp Term Loan B
7.54%, 12/15/2027
(m)
650 653
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Johnstone Supply LLC Term Loan B
7.64%, 05/16/2031
(m)
320 322
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kodiak BP LLC Term Loan B2
8.32%, 03/17/2028
(m)
172 171
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LBM Acquisition LLC Term Loan B
8.47%, 06/06/2031
(m)
189 186
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.54%, 12/17/2027
(m)
119 119
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC Term Loan B
7.68%, 04/23/2031
(m)
208 209
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.57%, 03/21/2031
(m)
105 106
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
PetSmart LLC Term Loan B
8.42%, 02/11/2028
(m)
458 458
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH Term Loan B
7.19%, 10/20/2028
(m)
275 268
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Serta Simmons Bedding LLC Term Loan Exit
12.21%, 06/29/2028
(m)
20 17
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
White Cap Supply Holdings LLC Term Loan B
7.94%, 10/19/2029
(m)
125 126
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,550
Software - 0.57%
Avaya Inc PIK Term Loan Exit
12.19%, PIK 0.00%, 07/31/2028
(l),(m)
912 771
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Azalea Topco Inc Term Loan B
7.82%, 04/30/2031
(m)
$ 288 $ 289
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Boxer Parent Co Inc Term Loan B
8.34%, 07/30/2031
(m)
1,437 1,446
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Ceridian HCM Holding Inc
7.09%, 03/01/2031
(m)
231 233
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cotiviti Inc Term Loan B
7.67%, 05/01/2031
(m)
718 721
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
DS Admiral Bidco LLC Term Loan B
8.93%, 06/26/2031
(m)
149 142
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
DTI Holdco Inc Term Loan B
9.44%, 04/26/2029
(m)
210 212
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The Term Loan B2
6.84%, 01/18/2029
(m)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ellucian Holdings Inc
7.59%, 10/09/2029
(m)
528 534
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Envestnet Inc/BCPE Pequod Buyer Inc
0.00%, 09/19/2031
(m),(n)
210 211
Epicor Software Corp Term Loan
7.94%, 05/23/2031
(m)
1,041 1,048
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Genesys Cloud Services Holdings II LLC Term
Loan B
7.57%, 12/01/2027
(m)
673 679
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Icon Parent Inc
7.52%, 09/11/2031
(m)
757 762
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Informatica LLC Term Loan B
6.93%, 10/27/2028
(m)
705 707
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Leia Finco US LLC Term Loan B
7.89%, 10/09/2031
(m)
675 675
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Marcel Bidco LLC
8.07%, 11/11/2030
(m)
40 40
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Mitchell International Inc Term Loan B
7.82%, 06/17/2031
(m)
621 622
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Open Text Corp Term Loan B
6.94%, 01/31/2030
(m)
403 403
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
PointClickCare Technologies Inc Term Loan B
7.82%, 10/10/2031
(m)
$ 225 $ 226
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Project Ruby Ultimate Parent Corp Term Loan B
8.05%, 03/10/2028
(m)
240 242
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Quartz Acquireco LLC Term Loan B
7.35%, 06/28/2030
(m)
464 466
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Rackspace Finance LLC Term Loan B
7.50%, 05/15/2028
(m)
454 275
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
11.00%, 05/15/2028
(m)
231 238
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Riverbed Technology
7.10%, PIK 2.00%, 07/01/2028
(l),(m)
587 353
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc Term Loan B
8.87%, 11/28/2028
(m)
643 646
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SS&C Technologies Inc Term Loan B8
6.69%, 05/09/2031
(m)
202 203
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Thunder Generation Funding LLC Term Loan B
7.61%, 09/27/2031
(m)
206 207
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
UKG Inc Term Loan B
7.62%, 01/30/2031
(m)
1,822 1,834
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
VS Buyer LLC Term Loan B
7.36%, 04/12/2031
(m)
229 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
West Technology Group LLC Term Loan B3
8.84%, 04/09/2027
(m)
461 380
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc Term Loan B
7.44%, 09/28/2029
(m)
863 862
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ZoomInfo LLC Term Loan B
6.32%, 02/28/2030
(m)
410 407
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 16,070
Telecommunications - 0.40%
Altice France SA Term Loan B11
7.43%, 07/31/2025
(m)
135 124
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Altice France SA Term Loan B12
8.37%, 01/31/2026
(m)
149 127
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Altice France SA Term Loan B13
8.68%, 08/14/2026
(m)
$ 457 $ 383
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc Term Loan B2
8.04%, 11/23/2028
(m)
365 367
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope LLC Term Loan B2
7.94%, 04/06/2026
(m)
2,021 1,978
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyborg Oldco DC Holdings Inc Term Loan B
0.00%, 05/01/2024
(f),(m)
277 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc Term Loan B
8.20%, 11/30/2029
(m)
926 932
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Digicel International Finance Ltd PIK Term Loan B
9.84%, PIK 1.50%, 05/25/2027
(l),(m)
612 585
CME Term Secured Overnight Financing
Rate 3 Month + 5.15%
EOS US Finco LLC Term Loan
11.26%, 10/06/2029
(m)
250 176
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC Term Loan
B
8.76%, 07/01/2031
(m)
1,324 1,335
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Level 3 Financing Inc Term Loan B1
11.13%, 04/15/2029
(m)
1,258 1,284
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Level 3 Financing Inc Term Loan B2
11.13%, 04/15/2030
(m)
1,116 1,140
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Lumen Technologies Inc Term Loan A
0.00%, 06/01/2028
(m),(n)
286 286
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc Term Loan B2
7.04%, 04/15/2030
(m)
727 673
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
MLN US Holdco LLC
11.39%, 10/18/2027
(m)
615 23
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
MLN US Holdco LLC Term Loan
9.41%, 11/30/2025
(m)
1,058 27
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Syniverse Holdings LLC/DE Term Loan
11.63%, 05/13/2027
(m)
391 389
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Zayo Group Holdings Inc Term Loan B
7.69%, 03/09/2027
(m)
1,662 1,588
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 11,417
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.00%
PODS LLC Term Loan B
7.85%, 03/31/2028
(m)
$ 70 $ 65
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 116,395
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 23.32%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.61%
5.00%, 12/01/2054
(o)
$ 1,693 $ 1,661
5.50%, 12/01/2054
(o)
12,300 12,285
6.00%, 12/01/2054
(o)
3,271 3,309
$ 17,255
U.S. Treasury - 0.03%
3.00%, 02/15/2049 1,005 779
U.S. Treasury Bill - 13.44%
4.40%, 05/29/2025
(a),(p)
8,900 8,711
4.43%, 02/06/2025
(a),(p)
4,700 4,662
4.47%, 01/14/2025
(a),(p)
14,050 13,975
4.50%, 01/07/2025
(a),(p)
40,265 40,085
4.52%, 12/31/2024
(a),(p)
22,700 22,617
4.54%, 12/26/2024
(a),(p)
41,950 41,823
4.55%, 12/19/2024
(a),(p)
21,950 21,903
4.55%, 01/21/2025
(a),(p)
32,070 31,871
4.58%, 03/06/2025
(a),(p),(q)
30,265 29,918
4.61%, 12/24/2024
(a),(p),(q),(r)
26,225 26,152
4.65%, 12/17/2024
(a),(p)
36,705 36,635
4.67%, 12/03/2024
(a),(p)
1,725 1,725
4.79%, 12/10/2024
(a),(p)
32,600 32,567
4.80%, 01/30/2025
(a),(p),(r)
16,760 16,638
4.81%, 01/23/2025
(a),(p)
2,800 2,782
4.94%, 12/12/2024
(a),(p)
210 210
5.27%, 12/05/2024
(a),(p),(q),(r)
49,690 49,672
$ 381,946
U.S. Treasury Inflation-Indexed Obligations - 9.24%
0.13%, 07/15/2026 5,008 4,883
0.13%, 10/15/2026 2,602 2,527
0.13%, 04/15/2027 9,168 8,803
0.13%, 01/15/2030 8,529 7,834
0.13%, 07/15/2030 9,131 8,339
0.13%, 01/15/2031 9,587 8,639
0.13%, 07/15/2031 9,799 8,778
0.13%, 01/15/2032 10,709 9,475
0.13%, 02/15/2051 3,530 2,105
0.13%, 02/15/2052 3,970 2,339
0.25%, 07/15/2029 7,414 6,942
0.25%, 02/15/2050 3,520 2,211
0.38%, 01/15/2027 5,723 5,550
0.38%, 07/15/2027 7,534 7,289
0.50%, 01/15/2028 8,559 8,223
0.63%, 01/15/2026 8,098 7,971
0.63%, 07/15/2032 11,036 10,087
0.63%, 02/15/2043 3,641 2,809
0.75%, 07/15/2028 7,434 7,193
0.75%, 02/15/2042 4,460 3,587
0.75%, 02/15/2045 5,419 4,154
0.88%, 01/15/2029 6,201 5,981
0.88%, 02/15/2047 3,376 2,597
1.00%, 02/15/2046 2,842 2,267
1.00%, 02/15/2048 2,391 1,875
1.00%, 02/15/2049 1,485 1,155
1.13%, 01/15/2033 11,036 10,388
1.25%, 04/15/2028 6,218 6,102
1.38%, 07/15/2033 10,413 9,983
1.38%, 02/15/2044 4,775 4,187
1.50%, 02/15/2053 3,914 3,368
1.63%, 10/15/2027 7,232 7,221
1.63%, 10/15/2029 4,619 4,595

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
1.75%, 01/15/2028 $ 3,483 $ 3,479
1.75%, 01/15/2034
(q)
11,165 10,981
1.88%, 07/15/2034 10,566 10,517
2.00%, 01/15/2026 3,520 3,518
2.13%, 04/15/2029 9,613 9,727
2.13%, 02/15/2040 1,760 1,773
2.13%, 02/15/2041 2,874 2,898
2.13%, 02/15/2054 3,704 3,676
2.38%, 01/15/2027 3,754 3,797
2.38%, 10/15/2028 9,347 9,584
2.50%, 01/15/2029 3,270 3,362
3.38%, 04/15/2032 1,494 1,652
3.63%, 04/15/2028 3,561 3,767
3.88%, 04/15/2029 4,220 4,577
$ 262,765
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 662,745
TOTAL PURCHASED OPTIONS - 0.00% $ 53
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $ 111
Total Investments $ 2,873,551
Other Assets and Liabilities -  (1.09)% (31,038)
TOTAL NET ASSETS - 100.00% $ 2,842,513
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) The Trust is not registered as an investment company under the Investment
Company Act of 1940, as amended, and is not required to register under such act. Consequently, shareholders do not have the regulatory protections provided to investors in registered investment companies. The Trust sells shares under the
Securities Act of 1933 and files reports pursuant to the Securities Exchange Act of 1934.
(c) 1-day yield shown is as of period end.
(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,381 or
0.51% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f) Non-income producing security
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,215 or 0.50% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $73,044 or 2.57% of net assets.
(i) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(j) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after November 30, 2024, at which time the interest rate will be determined.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Rate shown is the discount rate of the original purchase.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $8,811 or 0.31% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$26,375 or 0.93% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 108,731 $ 450,585 $ 504,878 $ 54,438
$ 108,731 $ 450,585 $ 504,878 $ 54,438
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 685 $ — $ — $ —
$ 685 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 2 0.00%
Millennium Health LLC 03/15/2016 — — 0.00%
Total $ 2 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - USD versus CNH Morgan Stanley & Co 1 $ 6,384 $ 7.75 03/09/2026 $ 46 $ 52 $ 6
Put - Euro Bond 10 Year Bond Future;
March 2025
N/A 21 EUR 21 EUR 133.00 12/23/2024 14 1 (13)
Total $ 60 $ 53 $ (7)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Euro Bond 10 Year Bond Future;
March 2025
N/A 21 EUR 21 EUR 131.00 12/23/2024 $ (4) $ — $ 4
Total $ (4) $ — $ 4
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.74% Annual $ 56,892 3.74% 05/19/2025 $ 122 $ 111 $ (11)
Total $ 122 $ 111 $ (11)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.94% Annual Secured
Overnight
Financing Rate
Annual $ 56,892 2.94% 05/19/2025 $ (33) $ (29) $ 4
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.80% Annual Secured
Overnight
Financing Rate
Annual 599 2.80% 04/07/2025 (5) (1) 4
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.76% Annual Secured
Overnight
Financing Rate
Annual 599 2.76% 04/03/2025 (5) (1) 4
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.76% Annual Secured
Overnight
Financing Rate
Annual 599 2.76% 03/31/2025 (5) (1) 4
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
2.76% Annual Secured
Overnight
Financing Rate
Annual 1,189 2.76% 03/31/2025 (10) (2) 8
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
2.76% Annual Secured
Overnight
Financing Rate
Annual 1,198 2.76% 04/03/2025 (10) (2) 8
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
2.80% Annual Secured
Overnight
Financing Rate
Annual 1,198 2.80% 04/03/2025 (10) (2) 8
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.76% Annual 599 3.76% 03/31/2025 (5) (9) (4)
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.76% Annual 599 3.76% 04/03/2025 (6) (10) (4)
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.80% Annual 599 3.80% 04/07/2025 (5) (9) (4)
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.76% Annual 1,189 3.76% 03/31/2025 (10) (18) (8)
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.76% Annual 1,198 3.76% 04/03/2025 (10) (19) (9)
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.80% Annual 1,198 3.80% 04/03/2025 (10) (17) (7)
Total $ (124) $ (120) $ 4
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
ASX 90 Day Bank Bill; December 2025 Long 24 $ 15,507 $ (9)
ASX 90 Day Bank Bill; March 2025 Short 24 15,491 8
Brent Crude; February 2025
(a)
Long 283 20,331 (1,021)
Brent Crude; June 2025
(a)
Long 197 13,973 (735)
Brent Crude; March 2025
(a)
Long 133 9,509 (135)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; May 2025
(a)
Long 30 $ 2,132 $ (105)
California Carbon Allowance Vintage; December 2025
(a)
Long 121 4,392 (40)
Canada 10 Year Bond; March 2025 Short 19 1,675 (41)
Cocoa; May 2025
(a)
Long 68 6,140 793
Coffee 'C'; May 2025
(a)
Long 12 1,420 308
Copper; March 2025
(a)
Long 492 50,922 (111)
Copper; May 2025
(a)
Long 21 2,188 (112)
Corn; March 2025
(a)
Long 303 6,560 (77)
Corn; May 2025
(a)
Short 13 286 (2)
Cotton No.2; December 2025
(a)
Long 29 1,052 28
Cotton No.2; May 2025
(a)
Long 15 547 22
ECX Emission; December 2025
(a)
Short 38 2,831 (26)
Euribor; December 2025 Short 6 1,557 (2)
Euro Buxl 30 Year Bond; December 2024 Short 12 1,773 (51)
Euro Milling Wheat; September 2025
(a)
Long 75 859 (27)
Frozen Concentrated Orange Juice-A; May 2025
(a)
Long 1 70 4
Gasoline RBOB; January 2025
(a)
Long 81 6,460 (205)
Gasoline RBOB; May 2025
(a)
Long 9 802 (29)
Gold 100 oz; April 2025
(a)
Long 19 5,134 (16)
Gold 100 oz; February 2025
(a)
Long 225 60,323 141
ICE 3 Month Sterling Overnight Index Average; December 2025 Long 5 1,529 3
ICE Endex Dutch TTF Natural Gas; April 2025
(a)
Short 86 3,054 (814)
ICE Endex Dutch TTF Natural Gas; January 2025
(a)
Long 46 1,729 127
KC HRW Wheat; March 2025
(a)
Long 418 11,302 (669)
KC HRW Wheat; May 2025
(a)
Long 13 357 (30)
Lean Hogs; April 2025
(a)
Short 26 944 (26)
Live Cattle; April 2025
(a)
Long 10 763 8
LME Copper; December 2024
(a)
Short — — (2,276)
LME Lead; March 2025
(a)
Short — — (13)
LME Lead; May 2025
(a)
Long 4 210 1
LME Nickel; December 2024
(a)
Short — — (169)
LME Nickel; March 2025
(a)
Short — — (25)
LME Nickel; May 2025
(a)
Long 7 677 (9)
LME PRI Alum; December 2024
(a)
Short — — (114)
LME PRI Alum; December 2024
(a)
Short — — 1,384
LME PRI Alum; January 2025
(a)
Long 23 1,492 (36)
LME PRI Alum; March 2025
(a)
Short — — (15)
LME PRI Alum; March 2025
(a)
Long 193 12,547 (179)
LME PRI Alum; May 2025
(a)
Long 30 1,954 (32)
LME Zinc; December 2024
(a)
Short — — (163)
LME Zinc; March 2025
(a)
Short — — (19)
LME Zinc; March 2025
(a)
Long 71 5,516 158
LME Zinc; May 2025
(a)
Long 9 697 12
Low Sulphur Gasoline; January 2025
(a)
Long 21 1,411 (13)
Low Sulphur Gasoline; May 2025
(a)
Long 7 465 (13)
Natural Gas; January 2025
(a)
Long 133 4,472 307
Natural Gas; March 2025
(a)
Long 78 2,296 (116)
Natural Gas; October 2025
(a)
Long 280 9,612 235
NY Harb ULSD; March 2025
(a)
Long 40 3,660 (158)
NY Harb ULSD; May 2025
(a)
Long 7 633 (32)
Platinum; January 2025
(a)
Long 106 5,057 (183)
SGX Iron Ore 62%; January 2025
(a)
Long 714 7,427 181
Silver; March 2025
(a)
Long 55 8,555 (128)
Silver; May 2025
(a)
Long 16 2,510 (136)
Soybean Meal; January 2025
(a)
Long 297 8,669 32
Soybean Meal; May 2025
(a)
Long 22 665 (9)
Soybean Oil; January 2025
(a)
Long 318 7,964 (405)
Soybean Oil; May 2025
(a)
Long 27 686 (54)
Soybean; May 2025
(a)
Long 27 1,361 (25)
Sugar #11; May 2025
(a)
Long 518 11,505 (403)
UK Emissions Allowance; December 2025
(a)
Long 9 442 (11)
US 10 Year Note; March 2025 Short 28 3,113 (22)
US 10 Year Ultra Note; March 2025 Short 5 574 (11)
US 2 Year Note; March 2025 Long 44 9,069 16
US 5 Year Note; March 2025 Short 22 2,367 1
US Long Bond; March 2025 Short 11 1,315 (35)
US Ultra Bond; March 2025 Short 1 127 —
Wheat; March 2025
(a)
Short 150 4,110 254
Wheat; May 2025
(a)
Long 22 613 (33)
WTI Crude; March 2025
(a)
Long 169 11,404 (219)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
WTI Crude; May 2025
(a)
Long 39 $ 2,620 $ (95)
Total $ (5,411)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/03/2024 GBP 1,818 $ 2,297 $ 16 $ —
Bank of America NA 12/03/2024 $ 126 GBP 97 2 —
Bank of America NA 02/04/2025 $ 2,297 GBP 1,818 — (15)
Bank of Montreal 12/18/2024 $ 171 MXN 3,400 4 —
Bank of New York Mellon 12/18/2024 $ 154 MXN 3,000 6 —
Barclays Bank PLC 12/03/2024 EUR 33 $ 35 — —
Barclays Bank PLC 12/03/2024 $ 299 GBP 230 7 —
Barclays Bank PLC 12/18/2024 $ 148 MXN 2,891 6 —
Barclays Bank PLC 02/04/2025 $ 35 EUR 33 — —
BNP Paribas 12/03/2024 GBP 47 $ 60 — (1)
BNP Paribas 12/03/2024 EUR 34 $ 37 — (1)
BNP Paribas 12/03/2024 JPY 2,483 $ 16 — —
BNP Paribas 12/18/2024 $ 130 EUR 120 3 —
CIBC World Markets Corp 02/04/2025 $ 11 EUR 10 — —
Citigroup Inc 12/18/2024 MXN 7,147 $ 366 — (15)
Citigroup Inc 12/18/2024 $ 366 MXN 7,083 18 —
Cowen Group 12/03/2024 JPY 89,142 $ 573 23 —
Deutsche Bank AG 12/03/2024 $ 631 JPY 96,333 — (13)
Deutsche Bank AG 12/03/2024 $ 3,181 EUR 2,937 77 —
Deutsche Bank AG 12/18/2024 BRL 1,646 $ 297 — (24)
Deutsche Bank AG 12/18/2024 $ 470 BRL 2,576 42 —
Goldman Sachs & Co 12/18/2024 $ 475 MXN 9,632 2 —
HSBC Securities Inc 12/03/2024 $ 53 CAD 74 — —
HSBC Securities Inc 12/18/2024 MXN 3,018 $ 153 — (5)
JPMorgan Chase 12/18/2024 BRL 1,416 $ 244 — (9)
JPMorgan Chase 02/04/2025 $ 79 EUR 75 — —
Morgan Stanley & Co 12/18/2024 $ 157 MXN 3,165 1 —
Morgan Stanley & Co 12/18/2024 $ 1,330 BRL 7,333 114 —
Standard Chartered Bank, Hong Kong 12/03/2024 $ 2,014 GBP 1,548 44 —
Standard Chartered Bank, Hong Kong 01/07/2025 $ 611 JPY 90,170 5 —
Toronto Dominion Bank 12/03/2024 EUR 2,860 $ 3,018 4 —
Toronto Dominion Bank 02/04/2025 $ 3,027 EUR 2,860 — (4)
UBS AG 12/03/2024 JPY 4,709 $ 31 — —
UBS AG 12/18/2024 MXN 2,877 $ 147 — (6)
UBS AG 01/07/2025 $ 31 JPY 4,709 — —
Total $ 374 $ (93)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
November 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 4,688 $ 329 $ 73 $ 402
Total $ 329 $ 73 $ 402
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $4,688.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Pay 2.44% Semiannual Annual N/A 06/24/2054 EUR 58 $ 7 $ (1) $ 6
6 Month Euro Interbank Offered Rate Pay 2.18% Semiannual Annual N/A 11/07/2054 73 4 — 4
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 487 (59) 1 (58)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 337 (42) 1 (41)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 611 (77) 1 (76)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 03/01/2054 245 (31) 1 (30)
6 Month Euro Interbank Offered Rate Pay 2.26% Semiannual Annual N/A 10/22/2054 120 9 (1) 8
6 Month Euro Interbank Offered Rate Receive 2.46% Annual Semiannual N/A 03/22/2054 103 (12) 1 (11)
6 Month Euro Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 04/22/2054 398 (52) (1) (53)
6 Month Euro Interbank Offered Rate Receive 2.25% Annual Semiannual N/A 10/02/2054 370 (25) — (25)
6 Month Euro Interbank Offered Rate Receive 2.43% Annual Semiannual N/A 06/19/2054 88 (10) 1 (9)
6 Month Euro Interbank Offered Rate Receive 2.43% Annual Semiannual N/A 06/20/2054 85 (9) — (9)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.51% Maturity Maturity N/A 11/08/2054 $ 340 (12) — (12)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.33% Maturity Maturity N/A 10/08/2026 700 3 — 3
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.31% Maturity Maturity N/A 08/23/2049 55 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.05% Maturity Maturity N/A 08/09/2026 2,215 16 — 16
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Maturity Maturity N/A 05/22/2028 4,325 37 — 37
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.45% Maturity Maturity N/A 07/02/2026 915 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.30% Maturity Maturity N/A 06/17/2026 5,250 6 — 6
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.55% Maturity Maturity N/A 05/07/2049 105 (4) — (4)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Maturity Maturity N/A 03/20/2026 3,650 8 1 9
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.13% Maturity Maturity N/A 01/09/2026 3,775 33 — 33
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/21/2026 1,770 11 — 11
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.47% Maturity Maturity N/A 07/15/2049 110 (3) — (3)
Secured Overnight Financing Rate Receive 3.82% Annual Annual N/A 04/03/2035 240 (3) 1 (2)
Secured Overnight Financing Rate Receive 3.77% Annual Annual N/A 04/03/2035 475 (3) — (3)
Secured Overnight Financing Rate Receive 3.93% Annual Annual N/A 04/03/2035 599 (12) — (12)
United Kingdom Retail Prices Index Receive 3.69% Maturity Maturity N/A 09/15/2029 GBP 605 5 (1) 4
United Kingdom Retail Prices Index Pay 3.45% Maturity Maturity N/A 09/15/2034 605 (6) — (6)
Total $ (223) $ 4 $ (219)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2024 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Bank of America
NA
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.12%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 $ 15,999 $ — $ — $ (46)
Bank of America
NA
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.25%
Refinitiv/CoreCommodity
CRB 3-Month Forward Index
Total Return
Monthly 05/01/2025 5,249 — 133 —
Citigroup Inc
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 23,829 — — (68)
Citigroup Inc
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.24%
Refinitiv/CoreCommodity
CRB 3-Month Forward Index
Total Return
Monthly 05/01/2025 6,012 — 153 —
Goldman Sachs &
Co
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 25,148 — — (71)
JPMorgan Chase
(a)
Bloomberg Cotton Subindex
+ 0.00%
Bloomberg Cotton Subindex Monthly 11/04/2025 3,009 — — (14)
Total $ — $ 286 $ (199)
Amounts in thousands.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .17 % Shares Held Value (000's)
Money Market Funds - 2 .17%
Principal Government Money Market Fund - Class
R-6 4.53%
(a),(b)
1,719,712 $ 1,720
TOTAL INVESTMENT COMPANIES $ 1,720
COMMON STOCKS - 97 .72 % Shares Held Value (000's)
Advertising - 1 .20%
Interpublic Group of Cos Inc/The 31,075 $ 957
Automobile Parts & Equipment - 2 .10%
Autoliv Inc 16,838 1,669
Banks - 3 .07%
Cullen/Frost Bankers Inc 17,335 2,438
Building Materials - 3 .09%
Lennox International Inc 3,685 2,458
Chemicals - 2 .35%
RPM International Inc 13,444 1,866
Commercial Services - 2 .89%
Morningstar Inc 6,474 2,292
Computers - 0 .35%
Amdocs Ltd 3,221 279
Consumer Products - 4 .04%
Avery Dennison Corp 10,765 2,216
WD-40 Co 3,586 994
$ 3,210
Diversified Financial Services - 5 .09%
Hamilton Lane Inc 12,403 2,387
LPL Financial Holdings Inc 5,088 1,654
$ 4,041
Electric - 3 .32%
Alliant Energy Corp 36,075 2,280
Talen Energy Corp
(c)
1,671 358
$ 2,638
Electrical Components & Equipment - 1 .96%
Littelfuse Inc 6,320 1,559
Electronics - 2 .10%
nVent Electric PLC 21,303 1,668
Entertainment - 2 .09%
Live Nation Entertainment Inc
(c)
12,031 1,663
Hand & Machine Tools - 8 .24%
Lincoln Electric Holdings Inc 10,185 2,225
MSA Safety Inc 11,583 2,013
Snap-on Inc 6,211 2,297
$ 6,535
Healthcare - Products - 6 .74%
Bio-Techne Corp 27,239 2,053
STERIS PLC 9,096 1,993
Teleflex Inc 6,794 1,310
$ 5,356
Healthcare - Services - 2 .29%
Universal Health Services Inc 8,861 1,817
Insurance - 5 .85%
Fidelity National Financial Inc 33,721 2,137
Kinsale Capital Group Inc 2,493 1,268
Markel Group Inc
(c)
698 1,244
$ 4,649
Leisure Products & Services - 1 .83%
YETI Holdings Inc
(c)
35,935 1,451
Lodging - 1 .92%
Hyatt Hotels Corp 9,674 1,528
Machinery - Diversified - 2 .59%
Nordson Corp 7,894 2,060
Oil & Gas - 3 .41%
Coterra Energy Inc 15,853 424
HF Sinclair Corp 18,459 756
Permian Resources Corp 97,789 1,530
$ 2,710
Pipelines - 0 .49%
DT Midstream Inc 3,635 386
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .57%
Alexandria Real Estate Equities Inc 12,840 $ 1,415
Equity LifeStyle Properties Inc 24,625 1,757
Essential Properties Realty Trust Inc 37,058 1,264
Terreno Realty Corp 26,125 1,584
$ 6,020
Retail - 6 .70%
Casey's General Stores Inc 5,469 2,301
Tractor Supply Co 7,042 1,998
Williams-Sonoma Inc 5,952 1,024
$ 5,323
Semiconductors - 2 .19%
Monolithic Power Systems Inc 596 338
Teradyne Inc 12,719 1,399
$ 1,737
Software - 9 .47%
Cloudflare Inc
(c)
13,198 1,318
Fair Isaac Corp
(c)
1,030 2,446
HubSpot Inc
(c)
2,422 1,746
Tyler Technologies Inc
(c)
3,201 2,015
$ 7,525
Transportation - 2 .40%
Expeditors International of Washington Inc 15,690 1,909
Water - 2 .38%
Essential Utilities Inc 47,257 1,892
TOTAL COMMON STOCKS $ 77,636
Total Investments $ 79,356
Other Assets and Liabilities -  0.11% 86
TOTAL NET ASSETS - 100.00% $ 79,442
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Edge MidCap Fund
November 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 975 $ 5,737 $ 4,992 $ 1,720
$ 975 $ 5,737 $ 4,992 $ 1,720
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 17 $ — $ — $ —
$ 17 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 22.23% Shares Held Value (000's)
Closed-End Funds - 0.32%
BlackRock MuniYield Quality Fund III Inc 6,330 $ 74
Franklin Universal Trust 13,711 107
Invesco Municipal Opportunity Trust 18,794 191
Invesco Value Municipal Income Trust 7,753 98
Nuveen AMT-Free Quality Municipal Income Fund 29,283 348
Nuveen Municipal Credit Income Fund 22,907 298
Nuveen Municipal Value Fund Inc 14,992 135
Saba Capital Income & Opportunities Fund 10,973 86
$ 1,337
Exchange-Traded Funds - 1.81%
iShares 0-5 Year TIPS Bond ETF 17,570 1,776
iShares Broad USD High Yield Corporate Bond
ETF
14,535 546
iShares Core MSCI Emerging Markets ETF 8,100 440
iShares Floating Rate Bond ETF 35,000 1,787
iShares Russell 2000 ETF 733 177
iShares Russell 2000 Growth ETF 422 133
iShares Russell 2000 Value ETF 5,529 998
iShares Short Treasury Bond ETF 16,090 1,778
$ 7,635
Money Market Funds - 20.10%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.44%
(a),(b),(c)
4,206,119 4,206
Principal Government Money Market Fund - Class
R-6 4.53%
(b),(d)
80,420,301 80,420
$ 84,626
TOTAL INVESTMENT COMPANIES $ 93,598
CONVERTIBLE PREFERRED STOCKS
- 0.05% Shares Held Value (000's)
Aerospace & Defense - 0.04%
Boeing Co/The 6.00%, 10/15/2027 2,841 $ 158
Diversified Financial Services - 0.00%
Apollo Global Management Inc 6.75%, 07/31/2026 36 3
Pipelines - 0.01%
Southcross Energy Series A 0.00%
(e),(f)
2,399,339 52
TOTAL CONVERTIBLE PREFERRED STOCKS $ 213
COMMON STOCKS - 35.60% Shares Held Value (000's)
Advertising - 0 .15%
Dentsu Group Inc 3,500 $ 90
National CineMedia Inc
(e)
8,238 57
Omnicom Group Inc
(g)
1,826 191
Publicis Groupe SA 468 51
Taboola.com Ltd
(e)
14,185 51
Trade Desk Inc/The
(e)
1,549 199
$ 639
Aerospace & Defense - 0.65%
Airbus SE 131 20
Boeing Co/The
(e)
433 67
General Dynamics Corp
(g)
1,777 505
General Electric Co
(g)
2,811 512
HEICO Corp - Class A 502 106
Howmet Aerospace Inc
(g)
2,447 290
L3Harris Technologies Inc
(g)
758 187
Lockheed Martin Corp
(g)
1,053 557
Northrop Grumman Corp
(g)
439 215
Rheinmetall AG 23 15
RTX Corp
(g)
173 21
Safran SA 378 88
Singapore Technologies Engineering Ltd 24,600 83
Spirit AeroSystems Holdings Inc
(e)
1,468 47
Standardaero Inc
(e)
57 2
TransDigm Group Inc 34 43
$ 2,758
COMMON STOCKS (continued) Shares Held Value (000’s)
Agriculture - 0.15%
Altria Group Inc
(g)
1,965 $ 113
Archer-Daniels-Midland Co
(g)
2,707 148
Philip Morris International Inc
(g)
2,888 385
$ 646
Airlines - 0.17%
Delta Air Lines Inc
(g)
7,156 457
Qantas Airways Ltd
(e)
35,815 206
United Airlines Holdings Inc
(e),(g)
458 44
$ 707
Apparel - 0.25%
Carter's Inc 560 30
Kontoor Brands Inc 602 55
NIKE Inc
(g)
6,209 489
On Holding AG
(e)
1,795 105
Ralph Lauren Corp
(g)
605 140
Steven Madden Ltd 1,285 59
Tapestry Inc
(g)
2,999 187
$ 1,065
Automobile Manufacturers - 0.29%
Blue Bird Corp
(e)
1,567 64
Cummins Inc
(g)
624 234
General Motors Co
(g)
4,658 259
Isuzu Motors Ltd 7,300 97
Mazda Motor Corp 6,500 42
REV Group Inc 1,459 45
Rivian Automotive Inc
(e)
1,126 14
Tesla Inc
(e)
924 319
Volvo AB - B Shares 5,706 142
Zapp Electric Vehicles Group Ltd - Warrants
(e)
1,167 —
$ 1,216
Automobile Parts & Equipment - 0.15%
Aptiv PLC
(e)
3,417 190
BorgWarner Inc 719 25
Continental AG 2,772 182
Gentex Corp 2,948 90
Goodyear Tire & Rubber Co/The
(e)
4,489 48
Phinia Inc 1,073 60
Visteon Corp
(e)
211 20
$ 615
Banks - 1.51%
Banco Bilbao Vizcaya Argentaria SA 329 3
Banco BPM SpA 1,313 10
Bank of America Corp
(g)
4,264 202
Bank of New York Mellon Corp/The 297 24
Bank OZK 1,153 58
Banner Corp 773 58
BOC Hong Kong Holdings Ltd 33,000 102
Cadence Bank 3,327 127
CaixaBank SA 2,554 14
Citigroup Inc
(g)
721 51
Citizens Financial Group Inc 249 12
Columbia Banking System Inc 2,034 63
Commerzbank AG 248 4
Computershare Ltd 8,373 174
Credit Agricole SA 1,914 26
CVB Financial Corp 3,176 74
DBS Group Holdings Ltd 5,240 166
DNB Bank ASA 12,898 270
Fifth Third Bancorp
(g)
947 46
FinecoBank Banca Fineco SpA 15,374 247
First Bancshares Inc/The 4,746 176
First Hawaiian Inc 2,194 61
First Interstate BancSystem Inc 1,847 65
FNB Corp/PA 3,454 59
Goldman Sachs Group Inc/The
(g)
541 329
Heartland Financial USA Inc 17,919 1,211
Home BancShares Inc/AR 2,389 76
HSBC Holdings PLC 389 4
Huntington Bancshares Inc/OH 527 9

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
JPMorgan Chase & Co
(g)
1,937 $ 484
M&T Bank Corp
(g)
842 186
Morgan Stanley
(g)
2,957 388
National Bank of Canada 700 69
Northern Trust Corp 76 8
OFG Bancorp 982 45
Old National Bancorp/IN 2,865 66
PNC Financial Services Group Inc/The 177 38
Prosperity Bancshares Inc 603 50
Sandy Spring Bancorp Inc 10,564 398
Shizuoka Financial Group Inc 2,800 25
Standard Chartered PLC 1,584 20
Stellar Bancorp Inc 1,503 47
Sumitomo Mitsui Financial Group Inc 1,500 37
Sumitomo Mitsui Trust Group Inc 800 20
Truist Financial Corp 508 24
UBS Group AG 1,781 58
UniCredit SpA 159 6
United Community Banks Inc/GA 1,336 45
US Bancorp
(g)
4,735 252
Veritex Holdings Inc 1,634 50
Wells Fargo & Co
(g)
4,191 320
$ 6,357
Beverages - 0.40%
Coca-Cola Co/The
(g)
5,253 337
Coca-Cola HBC AG
(e)
8,602 307
Constellation Brands Inc
(g)
1,247 300
Keurig Dr Pepper Inc
(g)
9,197 300
Molson Coors Beverage Co
(g)
1,215 75
PepsiCo Inc
(g)
2,296 376
$ 1,695
Biotechnology - 0.54%
ACADIA Pharmaceuticals Inc
(e)
222 4
ADMA Biologics Inc
(e)
421 8
Akero Therapeutics Inc
(e)
127 4
Akouos Inc - Contingent Value Rights
(e),(f)
4,410 2
Alnylam Pharmaceuticals Inc
(e)
101 26
Amicus Therapeutics Inc
(e)
2,198 22
Apogee Therapeutics Inc
(e)
326 15
Arcellx Inc
(e)
86 8
Ardelyx Inc
(e)
445 3
Arrowhead Pharmaceuticals Inc
(e)
221 6
Avid Bioservices Inc
(e)
15,671 192
Avidity Biosciences Inc
(e)
765 33
Axsome Therapeutics Inc
(e)
68 7
Beam Therapeutics Inc
(e)
145 4
BioCryst Pharmaceuticals Inc
(e)
393 3
Biogen Inc
(e),(g)
1,635 263
Biohaven Ltd
(e)
390 18
BioMarin Pharmaceutical Inc
(e)
2,219 146
Blueprint Medicines Corp
(e)
492 47
Bridgebio Pharma Inc
(e)
264 7
Celldex Therapeutics Inc
(e)
801 22
CG oncology Inc
(e)
90 3
Corteva Inc 562 35
Crinetics Pharmaceuticals Inc
(e)
725 41
CSL Ltd 50 9
Cytokinetics Inc
(e)
521 27
Denali Therapeutics Inc
(e)
230 6
Disc Medicine Inc
(e)
173 11
Dynavax Technologies Corp
(e)
240 3
Dyne Therapeutics Inc
(e)
150 5
Edgewise Therapeutics Inc
(e)
133 4
Genmab A/S
(e)
644 139
Geron Corp
(e)
4,033 17
Gilead Sciences Inc
(g)
4,678 433
Halozyme Therapeutics Inc
(e)
230 11
Ideaya Biosciences Inc
(e)
161 4
Illumina Inc
(e),(g)
1,425 205
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Immunocore Holdings PLC ADR
(e)
170 $ 6
Immunovant Inc
(e)
110 3
Incyte Corp
(e),(g)
54 4
Inhibrx Inc - Contingent Value Rights
(e),(f)
4,407 3
Insmed Inc
(e)
603 45
Intellia Therapeutics Inc
(e)
471 7
Intra-Cellular Therapies Inc
(e)
292 25
Iovance Biotherapeutics Inc
(e)
474 4
Janux Therapeutics Inc
(e)
53 2
Keros Therapeutics Inc
(e)
54 3
Krystal Biotech Inc
(e)
45 9
Kymera Therapeutics Inc
(e)
83 4
Ligand Pharmaceuticals Inc
(e)
32 4
Myriad Genetics Inc
(e)
167 3
Novavax Inc
(e)
257 2
Nurix Therapeutics Inc
(e)
562 12
Nuvalent Inc
(e)
229 22
Praxis Precision Medicines Inc
(e)
32 3
PTC Therapeutics Inc
(e)
488 21
Recursion Pharmaceuticals Inc
(e)
444 3
REVOLUTION Medicines Inc
(e)
796 46
Rocket Pharmaceuticals Inc
(e)
444 6
Scholar Rock Holding Corp
(e)
448 18
Soleno Therapeutics Inc
(e)
147 8
SpringWorks Therapeutics Inc
(e)
129 5
Structure Therapeutics Inc ADR
(e)
250 8
Summit Therapeutics Inc
(e)
161 3
Syndax Pharmaceuticals Inc
(e)
720 12
Tarsus Pharmaceuticals Inc
(e)
70 4
Tevogen Bio Holdings Inc - Warrants
(e)
597 —
TG Therapeutics Inc
(e)
259 9
Travere Therapeutics Inc
(e)
139 3
United Therapeutics Corp
(e)
107 40
Vera Therapeutics Inc
(e)
71 4
Veracyte Inc
(e)
140 6
Vericel Corp
(e)
632 37
Vertex Pharmaceuticals Inc
(e)
138 65
Viridian Therapeutics Inc
(e)
117 3
Xencor Inc
(e)
111 3
$ 2,258
Building Materials - 0.54%
AZEK Co Inc/The
(e)
1,348 72
Builders FirstSource Inc
(e),(g)
1,198 223
Carrier Global Corp
(g)
152 12
Cemex SAB de CV ADR 31,055 173
CRH PLC 39 4
CRH PLC 701 72
Johnson Controls International plc 1,971 165
Masco Corp
(g)
2,014 162
Mohawk Industries Inc
(e),(g)
1,094 152
Owens Corning
(g)
622 128
Summit Materials Inc
(e)
9,416 480
Trane Technologies PLC
(g)
1,343 558
Vulcan Materials Co
(g)
228 66
$ 2,267
Chemicals - 1 .05%
Air Liquide SA 35 6
Arcadium Lithium PLC
(e)
50,021 263
Asahi Kasei Corp 13,700 98
Cabot Corp 643 70
CF Industries Holdings Inc 909 82
DuPont de Nemours Inc
(g)
18,246 1,525
Eastman Chemical Co
(g)
1,965 206
Ecolab Inc
(g)
1,107 276
Evonik Industries AG 12,980 239
FMC Corp
(g)
4,390 259
Linde PLC 948 437
LyondellBasell Industries NV 3,778 315
Mativ Holdings Inc 2,764 36

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Nitto Denko Corp 2,000 $ 32
PPG Industries Inc
(g)
1,928 239
Sherwin-Williams Co/The
(g)
493 196
Toray Industries Inc 24,900 159
$ 4,438
Coal - 0.15%
Arch Resources Inc 3,360 578
Ramaco Resources Inc - A Shares 3,876 49
$ 627
Commercial Services - 0.95%
Adtalem Global Education Inc
(e)
667 61
Altaba Inc - Escrow
(e),(f)
837,142 1,180
Automatic Data Processing Inc
(g)
1,199 368
Block Inc
(e)
1,722 153
Booz Allen Hamilton Holding Corp 175 26
Bureau Veritas SA 1,841 56
Cintas Corp
(g)
1,228 277
CoreCivic Inc
(e)
3,067 69
Corpay Inc
(e),(g)
546 208
Experian PLC 1,286 61
H&R Block Inc 549 33
Laureate Education Inc
(e)
3,988 76
Loomis AB 1,754 54
PayPal Holdings Inc
(e),(g)
2,044 177
PROG Holdings Inc 1,359 66
Progyny Inc
(e)
1,341 21
Quanta Services Inc 72 25
Remitly Global Inc
(e)
4,131 85
Repay Holdings Corp
(e)
11,314 91
S&P Global Inc
(g)
474 248
Shift4 Payments Inc
(e)
658 75
Stride Inc
(e)
330 35
Transurban Group 916 8
TriNet Group Inc 318 30
United Rentals Inc
(g)
436 377
Upbound Group Inc 2,054 71
Verra Mobility Corp
(e)
2,889 68
$ 3,999
Computers - 1.48%
Accenture PLC - Class A 1,431 519
Amentum Holdings Inc
(e),(g)
7,709 188
Apple Inc
(g)
13,875 3,292
Cognizant Technology Solutions Corp 158 13
CyberArk Software Ltd
(e)
225 73
Dell Technologies Inc
(g)
1,561 199
EPAM Systems Inc
(e),(g)
357 87
ExlService Holdings Inc
(e)
1,751 81
Fortinet Inc
(e),(g)
1,592 151
Hewlett Packard Enterprise Co
(g)
9,429 200
HP Inc
(g)
5,927 210
International Business Machines Corp
(g)
557 127
Leidos Holdings Inc
(g)
1,380 228
Maximus Inc 627 47
NCR Voyix Corp
(e)
3,924 57
NetApp Inc
(g)
3,945 484
Otsuka Corp 4,000 100
PAR Technology Corp
(e)
278 22
SCSK Corp 3,000 61
Seagate Technology Holdings PLC
(g)
726 73
Teleperformance SE 346 33
$ 6,245
Consumer Products - 0.11%
Avery Dennison Corp
(g)
310 64
Clorox Co/The
(g)
1,013 170
Helen of Troy Ltd
(e)
807 59
Kimberly-Clark Corp
(g)
1,141 158
$ 451
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0.29%
Colgate-Palmolive Co
(g)
1,361 $ 131
Edgewell Personal Care Co 1,034 38
Kao Corp 7,200 313
Kenvue Inc
(g)
6,516 157
Prestige Consumer Healthcare Inc
(e)
91 8
Procter & Gamble Co/The
(g)
2,470 443
Unilever PLC 1,869 112
$ 1,202
Distribution & Wholesale - 0.29%
AddTech AB 1,681 46
Fastenal Co
(g)
3,808 319
IMCD NV 73 11
ITOCHU Corp 400 20
LKQ Corp
(g)
7,800 306
MRC Global Inc
(e)
6,362 89
Rush Enterprises Inc - Class A 765 47
Toyota Tsusho Corp 1,200 21
WW Grainger Inc
(g)
306 368
$ 1,227
Diversified Financial Services - 1.55%
4L Technologies
(e),(f)
24,306 —
Air Lease Corp 1,118 57
Ally Financial Inc
(g)
546 22
American Express Co
(g)
1,627 495
Ameriprise Financial Inc 41 24
Blackrock Inc
(g)
173 177
Bread Financial Holdings Inc 1,145 67
Capital One Financial Corp
(g)
1,629 313
Cboe Global Markets Inc 568 123
Charles Schwab Corp/The
(g)
1,504 124
CI Financial Corp 9,374 208
CME Group Inc
(g)
1,222 291
Discover Financial Services 5,218 952
Element Comm Aviation
(e),(f),(h)
280 —
Enova International Inc
(e)
917 97
Evercore Inc - Class A 324 100
Federal Agricultural Mortgage Corp 266 57
Franklin Resources Inc
(g)
5,837 133
Hong Kong Exchanges & Clearing Ltd 1,000 38
IGM Financial Inc 6,100 206
Intercontinental Exchange Inc
(g)
1,684 271
Invesco Ltd 171 3
Mastercard Inc
(g)
718 383
Nasdaq Inc
(g)
2,735 227
Navient Corp 2,929 46
ORIX Corp 9,200 207
PJT Partners Inc 428 72
Radian Group Inc 1,929 69
Raymond James Financial Inc 1,674 283
SEI Investments Co 675 56
Singapore Exchange Ltd 21,500 204
Synchrony Financial
(g)
2,035 137
T Rowe Price Group Inc
(g)
1,067 132
TMX Group Ltd 1,400 44
TPG Inc 1,184 83
Tradeweb Markets Inc 1,559 211
Visa Inc
(g)
1,773 558
Voya Financial Inc 853 71
$ 6,541
Electric - 0.91%
Ameresco Inc
(e)
1,303 37
Atlantica Sustainable Infrastructure PLC 29,231 641
Constellation Energy Corp
(g)
2,433 624
Dominion Energy Inc
(g)
13,849 813
Duke Energy Corp 123 14
Edison International 781 69
Endesa SA 4,565 100
Eversource Energy
(g)
2,820 182
Exelon Corp
(g)
4,797 190

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Iberdrola SA 6,874 $ 98
NRG Energy Inc
(g)
4,924 501
PG&E Corp 811 18
Portland General Electric Co 1,176 56
Southern Co/The
(g)
3,223 287
Vistra Corp
(g)
1,184 189
$ 3,819
Electrical Components & Equipment - 0.29%
Acuity Brands Inc 99 32
AMETEK Inc 60 12
Brother Industries Ltd 5,500 97
Eaton Corp PLC
(g)
688 258
Emerson Electric Co
(g)
3,420 453
Energizer Holdings Inc 1,542 59
Generac Holdings Inc
(e),(g)
1,379 259
Novanta Inc
(e)
317 53
Zeo Energy Corp - Warrants
(e)
524 —
$ 1,223
Electronics - 0.40%
ABB Ltd 340 19
Allegion plc 164 23
Amphenol Corp
(g)
3,863 281
Brady Corp 791 59
Flex Ltd
(e)
1,631 64
Garmin Ltd 240 51
Honeywell International Inc 824 192
Hoya Corp 1,000 129
Ibiden Co Ltd 3,800 113
Jabil Inc
(g)
774 105
Keysight Technologies Inc
(e),(g)
563 97
Mettler-Toledo International Inc
(e),(g)
69 86
Murata Manufacturing Co Ltd 6,500 109
NEXTracker Inc
(e)
507 19
NIDEC CORP 9,200 170
TDK Corp 500 6
TE Connectivity PLC 326 49
TTM Technologies Inc
(e)
3,335 81
Yokogawa Electric Corp 700 16
$ 1,669
Energy - Alternate Sources - 0.04%
Enphase Energy Inc
(e)
705 50
First Solar Inc
(e)
324 65
Shoals Technologies Group Inc
(e)
2,046 11
Vestas Wind Systems A/S
(e)
3,005 47
$ 173
Engineering & Construction - 0.34%
ACS Actividades de Construccion y Servicios SA 2,133 99
AECOM
(g)
4,591 537
Bouygues SA 714 21
Eiffage SA 318 29
EMCOR Group Inc
(g)
16 8
Fluor Corp
(e)
2,393 134
Jacobs Solutions Inc
(g)
1,910 270
Vinci SA 934 99
WSP Global Inc 1,400 249
$ 1,446
Entertainment - 0.45%
Caesars Entertainment Inc
(e),(g)
4,540 175
DraftKings Inc
(e)
2,786 122
Everi Holdings Inc
(e)
46,666 628
Genius Sports Ltd
(e)
4,896 49
International Game Technology PLC 29,900 575
Live Nation Entertainment Inc
(e)
1,409 195
Monarch Casino & Resort Inc 682 57
Toho Co Ltd/Tokyo 2,600 114
$ 1,915
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0.25%
Casella Waste Systems Inc
(e)
559 $ 63
Pentair PLC 2,031 221
Republic Services Inc
(g)
551 120
Veralto Corp
(g)
1,547 168
Waste Connections Inc 1,273 245
Waste Management Inc
(g)
1,065 243
$ 1,060
Food - 0.90%
Conagra Brands Inc
(g)
5,071 140
General Mills Inc
(g)
1,168 78
George Weston Ltd 200 32
Kellanova
(g)
29,978 2,437
Kraft Heinz Co/The
(g)
7,187 230
Kroger Co/The
(g)
2,604 159
Mondelez International Inc
(g)
3,758 244
Sysco Corp
(g)
1,688 130
Tyson Foods Inc
(g)
5,230 337
WK Kellogg Co 629 13
$ 3,800
Forest Products & Paper - 0.05%
International Paper Co
(g)
2,982 176
Magnera Corp
(e)
1,476 30
$ 206
Gas - 0.04%
New Jersey Resources Corp 1,227 63
Spire Inc 789 58
UGI Corp 1,854 56
$ 177
Hand & Machine Tools - 0.19%
Fuji Electric Co Ltd 300 17
Kennametal Inc 2,144 62
Makita Corp 3,900 122
Schindler Holding AG - PC 310 90
Snap-on Inc
(g)
674 249
Stanley Black & Decker Inc
(g)
1,719 154
Techtronic Industries Co Ltd 6,553 93
$ 787
Healthcare - Products - 0.95%
Abbott Laboratories 242 29
ABIOMED Inc - Contingent Value Rights
(e),(f)
692 1
Agilent Technologies Inc 716 99
Align Technology Inc
(e)
199 46
Allurion Technologies Inc - Warrants
(e)
931 —
Artivion Inc
(e)
2,633 78
Baxter International Inc 15,830 533
Boston Scientific Corp
(e)
815 74
CareDx Inc
(e)
93 2
Carl Zeiss Meditec AG 143 9
Danaher Corp
(g)
1,049 252
Edwards Lifesciences Corp
(e)
1,481 106
Exact Sciences Corp
(e)
1,171 73
GE HealthCare Technologies Inc
(g)
2,504 208
Glaukos Corp
(e)
370 53
Hologic Inc
(e),(g)
3,608 287
Inspire Medical Systems Inc
(e)
205 39
Integra LifeSciences Holdings Corp
(e)
2,248 55
Intuitive Surgical Inc
(e)
145 79
Koninklijke Philips NV
(e)
3,457 94
Medtronic PLC 829 72
Natera Inc
(e)
536 90
Omnicell Inc
(e)
1,042 48
PROCEPT BioRobotics Corp
(e)
970 93
Psyence Biomedical Ltd - Warrants
(e)
974 —
ResMed Inc
(g)
1,332 331
SI-BONE Inc
(e)
1,993 27
Solventum Corp
(e),(g)
7,059 505
Stryker Corp
(g)
912 358
Terumo Corp 200 4
Thermo Fisher Scientific Inc
(g)
234 124

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
TransMedics Group Inc
(e)
219 $ 19
Twist Bioscience Corp
(e)
104 5
Varex Imaging Corp
(e)
3,395 57
Zimmer Biomet Holdings Inc
(g)
1,439 161
$ 4,011
Healthcare - Services - 1.27%
Acadia Healthcare Co Inc
(e)
445 18
Amedisys Inc
(e)
7,181 656
Catalent Inc
(c),(e)
34,684 2,120
Centene Corp
(e),(g)
3,656 219
Charles River Laboratories International Inc
(e)
418 83
Cigna Group/The
(g)
749 253
DaVita Inc
(e),(g)
1,183 197
Elevance Health Inc
(g)
744 303
Eurofins Scientific SE 1,359 67
Fresenius Medical Care AG 943 42
Fresenius SE & Co KGaA
(e)
205 7
HCA Healthcare Inc
(g)
716 234
Humana Inc 112 33
IQVIA Holdings Inc
(e),(g)
722 145
Molina Healthcare Inc
(e),(g)
781 233
PACS Group Inc
(e)
158 3
Quest Diagnostics Inc 722 117
UnitedHealth Group Inc
(g)
762 465
Universal Health Services Inc
(g)
742 152
$ 5,347
Holding Companies - Diversified - 0.26%
A SPAC III Acquisition Corp
(e)
3,161 32
Acropolis Infrastructure Acquisition Corp -
Escrow
(e),(f)
5,690 —
Aimfinity Investment Corp I
(e)
2,172 25
Alchemy Investments Acquisition Corp 1 -
Warrants
(e)
3,107 —
Aldel Financial II Inc
(e)
9,116 91
AltEnergy Acquisition Corp - Warrants
(e)
449 —
Andretti Acquisition Corp II
(e)
9,732 98
Arogo Capital Acquisition Corp - Warrants
(e)
4,211 —
Bowen Acquisition Corp
(e)
3,937 43
Bukit Jalil Global Acquisition 1 Ltd - Rights
(e)
2,239 —
Bukit Jalil Global Acquisition 1 Ltd - Warrants
(e)
1,119 —
CARTESIAN GROWTH CORP II - Warrants
(e)
781 —
Cartica Acquisition Corp
(e)
2,187 25
Cayson Acquisition Corp
(e)
3,476 35
CERo Therapeutics Holdings Inc - Warrants
(e)
449 —
Colombier Acquisition Corp II
(e)
3,643 36
Direct Selling Acquisition Corp
(e)
3,078 35
ESH Acquisition Corp - Rights
(e)
5,825 —
EVe Mobility Acquisition Corp - Warrants
(e)
1,847 —
Evergreen Corp - Warrants
(e)
4,211 —
Global Blockchain Acquisition Corp - Warrants
(e)
10,160 1
Golden Star Acquisition Corp - Rights
(e)
3,462 1
Graf Global Corp
(e)
4,458 45
Haymaker Acquisition Corp 4
(e)
4,740 51
International Media Acquisition Corp - Warrants
(e)
2,300 —
Iron Horse Acquisitions Corp
(e)
4,699 48
Iron Horse Acquisitions Corp - Rights
(e)
4,699 1
Iron Horse Acquisitions Corp - Warrants
(e)
4,699 —
Jaws Mustang Acquisition Corp - Warrants
(e)
4,137 —
Keen Vision Acquisition Corp - Warrants
(e)
10,678 1
Nabors Energy Transition Corp II - Warrants
(e)
3,623 —
New Horizon Aircraft Ltd - Warrants
(e)
14,777 —
Newbury Street II Acquisition Corp
(e)
9,880 98
Oak Woods Acquisition Corp
(e)
4,220 48
Oak Woods Acquisition Corp - Warrants
(e)
10,768 —
Papaya Growth Opportunity Corp I - Warrants
(e)
1,648 —
Pershing Square Tontine Holdings Ltd
(e),(f)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(e),(f)
3,910 —
Pyrophyte Acquisition Corp - Warrants
(e)
600 —
Silverbox Corp IV
(e)
9,012 91
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Slam Corp - Warrants
(e)
6,312 $ 1
Spark I Acquisition Corp
(e)
8,467 90
Spark I Acquisition Corp - Warrants
(e)
4,233 —
Spring Valley Acquisition Corp II - Rights
(e)
1,102 —
Spring Valley Acquisition Corp II - Warrants
(e)
551 —
Target Global Acquisition I Corp - Warrants
(e)
1,309 —
TLGY Acquisition Corp
(e)
3,517 41
Veea Inc - Warrants
(e)
1,370 —
Volato Group Inc - Warrants
(e)
1,728 —
Voyager Acquisition Corp
(e)
9,148 92
Willow Lane Acquisition Corp
(e)
6,595 66
$ 1,095
Home Builders - 0.07%
Champion Homes Inc
(e)
1,668 173
DR Horton Inc
(g)
205 35
Lennar Corp - A Shares 75 13
NVR Inc
(e),(g)
6 55
PulteGroup Inc
(g)
251 34
$ 310
Home Furnishings - 0.10%
Leggett & Platt Inc 3,839 48
MillerKnoll Inc 1,892 48
Rational AG 78 73
Sonos Inc
(e)
4,530 62
Vizio Holding Corp
(e)
11,385 130
Xperi Inc
(e)
6,056 57
$ 418
Insurance - 1.11%
Aflac Inc
(g)
489 56
Ageas SA/NV 487 25
AIA Group Ltd 20,800 157
Allstate Corp/The 174 36
Aon PLC 394 154
Berkshire Hathaway Inc - Class B
(e),(g)
1,038 501
Brown & Brown Inc 191 22
Chubb Ltd 1,555 448
Cincinnati Financial Corp
(g)
1,043 167
Equitable Holdings Inc 910 44
Everest Group Ltd 226 88
Globe Life Inc 667 74
Hannover Rueck SE 349 91
Hartford Financial Services Group Inc/The
(g)
1,475 182
iA Financial Corp Inc 2,100 201
Kemper Corp 758 54
Lancashire Holdings Ltd 5,791 47
Loews Corp
(g)
1,674 145
Marsh & McLennan Cos Inc
(g)
1,443 337
MetLife Inc
(g)
2,507 221
MS&AD Insurance Group Holdings Inc 2,500 56
NMI Holdings Inc
(e)
1,487 59
ProAssurance Corp
(e)
3,083 52
Progressive Corp/The
(g)
968 260
Prudential Financial Inc
(g)
1,700 220
Prudential PLC 11,177 92
SiriusPoint Ltd
(e)
4,056 62
Talanx AG 2,441 207
Travelers Cos Inc/The
(g)
588 156
W R Berkley Corp
(g)
1,278 82
Willis Towers Watson PLC 574 185
Zurich Insurance Group AG 316 201
$ 4,682
Internet - 2.22%
Airbnb Inc
(e)
766 104
Alphabet Inc - A Shares
(g)
11,203 1,892
Alphabet Inc - C Shares 514 88
Amazon.com Inc
(e),(g)
9,107 1,894
Booking Holdings Inc
(g)
73 380
CAR Group Ltd 3,013 82
CDW Corp/DE 328 58

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Criteo SA ADR
(e)
1,054 $ 43
eBay Inc
(g)
1,764 112
Expedia Group Inc
(e),(g)
830 153
F5 Inc
(e),(g)
1,651 413
Gen Digital Inc
(g)
11,384 351
GoDaddy Inc
(e),(g)
1,149 227
Hims & Hers Health Inc
(e)
5,533 178
M3 Inc 10,200 99
Magnite Inc
(e)
5,725 96
Match Group Inc
(e),(g)
2,380 78
MercadoLibre Inc
(e)
26 52
Meta Platforms Inc
(g)
2,076 1,193
Netflix Inc
(e),(g)
790 700
Okta Inc
(e)
330 26
Pinterest Inc
(e)
2,614 79
Shopify Inc
(e)
2,000 231
Spotify Technology SA
(e)
421 201
Trend Micro Inc/Japan 1,200 66
Uber Technologies Inc
(e)
2,515 181
VeriSign Inc
(e),(g)
1,393 261
Ziff Davis Inc
(e)
364 21
Zillow Group Inc - C Shares
(e)
800 68
$ 9,327
Investment Companies - 0.01%
HA Sustainable Infrastructure Capital Inc 1,042 33
Iron & Steel - 0.42%
Nucor Corp
(g)
507 78
Reliance Inc 305 98
United States Steel Corp
(c)
37,472 1,528
voestalpine AG 2,762 54
$ 1,758
Leisure Products & Services - 0.14%
Carnival Corp
(e)
2,032 52
Malibu Boats Inc
(e)
1,351 58
Revelyst Inc
(e)
16,229 307
Royal Caribbean Cruises Ltd 293 71
Shimano Inc 400 56
Viking Holdings Ltd
(e)
1,246 58
$ 602
Lodging - 0.22%
Galaxy Entertainment Group Ltd 30,000 135
Hilton Worldwide Holdings Inc
(g)
920 233
Las Vegas Sands Corp 769 41
Marriott International Inc/MD
(g)
879 254
Sands China Ltd
(e)
29,200 75
Wyndham Hotels & Resorts Inc 870 85
Wynn Resorts Ltd
(g)
1,310 124
$ 947
Machinery - Construction & Mining - 0.11%
Caterpillar Inc
(g)
774 315
GE Vernova Inc
(e)
231 77
Hitachi Ltd 2,400 60
$ 452
Machinery - Diversified - 0.30%
Applied Industrial Technologies Inc 350 96
Atlas Copco AB - A Shares 5,015 80
Cactus Inc 558 38
Daifuku Co Ltd 1,100 23
Deere & Co 56 27
Dover Corp
(g)
1,614 332
Ichor Holdings Ltd
(e)
1,233 40
Middleby Corp/The
(e)
278 40
Otis Worldwide Corp
(g)
2,739 282
Wartsila OYJ Abp 2,497 46
Westinghouse Air Brake Technologies Corp
(g)
925 186
Zurn Elkay Water Solutions Corp 1,338 53
$ 1,243
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1.31%
Altice USA Inc
(e)
22,876 $ 55
Charter Communications Inc
(e)
379 150
Comcast Corp - Class A
(g)
12,358 534
Endeavor Group Holdings Inc 119,542 3,631
Fox Corp - A Shares
(g)
8,478 400
iHeartMedia Inc
(e)
4,361 10
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
1,156 102
News Corp - A Shares
(g)
1,822 53
Paramount Global - Class B 11,653 126
Walt Disney Co/The
(g)
3,640 428
Warner Bros Discovery Inc
(e)
2,938 31
$ 5,520
Metal Fabrication & Hardware - 0.03%
Prysmian SpA 447 29
Xometry Inc
(e)
2,963 92
$ 121
Mining - 0.31%
Barrick Gold Corp 13,355 234
Barrick Gold Corp 3,227 56
BHP Group Ltd 1,274 34
First Quantum Minerals Ltd
(e)
9,400 128
Freeport-McMoRan Inc
(g)
8,298 367
Kaiser Aluminum Corp 1,425 116
Kinross Gold Corp 15,300 150
Newmont Corp
(g)
462 19
Norsk Hydro ASA 5,197 32
Northern Star Resources Ltd 5,929 68
Rio Tinto PLC ADR 1,477 93
$ 1,297
Miscellaneous Manufacturers - 0.25%
3M Co
(g)
1,805 241
A O Smith Corp
(g)
2,592 193
Alfa Laval AB 919 39
Axon Enterprise Inc
(e)
147 95
Carlisle Cos Inc 8 4
Fabrinet
(e)
150 35
Illinois Tool Works Inc
(g)
817 226
Parker-Hannifin Corp
(g)
25 18
Sturm Ruger & Co Inc 1,311 50
Teledyne Technologies Inc
(e),(g)
317 154
$ 1,055
Office & Business Equipment - 0.02%
Zebra Technologies Corp
(e),(g)
239 97
Office Furnishings - 0.02%
Interface Inc 2,986 79
Oil & Gas - 1.07%
Canadian Natural Resources Ltd 2,390 81
Chevron Corp
(g)
3,048 494
Chord Energy Corp
(g)
262 33
Civitas Resources Inc 696 36
ConocoPhillips
(g)
3,245 352
Coterra Energy Inc
(g)
8,834 236
Devon Energy Corp
(g)
399 15
EOG Resources Inc
(g)
2,477 330
EQT Corp 1,862 85
Equinor ASA 1,255 31
Exxon Mobil Corp 281 33
Hess Corp
(c)
14,839 2,184
Inpex Corp 2,700 35
MEG Energy Corp 900 16
PBF Energy Inc 1,126 36
Phillips 66
(g)
375 50
Texas Pacific Land Corp 72 115
Valero Energy Corp
(g)
1,759 244
Viper Energy Inc 1,617 88
$ 4,494

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0.82%
Baker Hughes Co
(g)
6,836 $ 301
ChampionX Corp 79,904 2,473
Halliburton Co
(g)
6,019 192
Helix Energy Solutions Group Inc
(e)
5,918 63
Schlumberger NV
(g)
7,902 347
Select Water Solutions Inc 4,053 60
Tidewater Inc
(e)
579 30
$ 3,466
Packaging & Containers - 0.47%
Ball Corp
(g)
6,912 429
Berry Global Group Inc 19,842 1,435
CCL Industries Inc 400 22
Greif Inc - Class A 809 57
Packaging Corp of America 180 45
Smurfit WestRock PLC 193 11
$ 1,999
Pharmaceuticals - 1.27%
AbbVie Inc
(g)
1,437 263
Agios Pharmaceuticals Inc
(e)
107 6
Alkermes PLC
(e)
285 8
Amneal Pharmaceuticals Inc
(e)
293 2
Amphastar Pharmaceuticals Inc
(e)
71 3
Amplifon SpA 1,250 32
Arvinas Inc
(e)
120 3
Astellas Pharma Inc 12,200 127
AstraZeneca PLC ADR 1,504 102
Avadel Pharmaceuticals PLC
(e)
172 2
Becton Dickinson & Co
(g)
626 139
BellRing Brands Inc
(e)
648 51
Bristol-Myers Squibb Co
(g)
9,370 554
Catalyst Pharmaceuticals Inc
(e)
208 5
Cencora Inc
(g)
646 163
Corcept Therapeutics Inc
(e)
148 9
CVS Health Corp
(g)
3,409 204
Daiichi Sankyo Co Ltd 3,300 105
Eli Lilly & Co
(g)
231 184
Grifols SA
(e)
316 3
GSK PLC 5,318 90
Harrow Inc
(e)
56 2
Hikma Pharmaceuticals PLC 1,447 35
Johnson & Johnson
(g)
2,273 352
Kura Oncology Inc
(e)
133 1
Kyowa Kirin Co Ltd 1,500 25
Longboard Pharmaceuticals Inc
(e)
59 4
Madrigal Pharmaceuticals Inc
(e)
33 11
MannKind Corp
(e)
485 3
McKesson Corp
(g)
411 258
Merck & Co Inc
(g)
5,603 570
Merus NV
(e)
368 16
Mirum Pharmaceuticals Inc
(e)
73 3
Neurocrine Biosciences Inc
(e),(g)
1,018 129
Novartis AG 2,087 221
Novo Nordisk A/S 2,983 320
Ocular Therapeutix Inc
(e)
288 3
Ono Pharmaceutical Co Ltd 3,400 39
Orion Oyj 5,035 238
Pacira BioSciences Inc
(e)
1,495 25
Pfizer Inc 5,026 132
Protagonist Therapeutics Inc
(e)
290 13
Recordati Industria Chimica e Farmaceutica SpA 4,710 257
Rhythm Pharmaceuticals Inc
(e)
100 6
Roche Holding AG 102 30
Sanofi SA ADR 1,869 91
Shionogi & Co Ltd 2,700 38
Spyre Therapeutics Inc
(e)
64 2
Supernus Pharmaceuticals Inc
(e)
95 3
Takeda Pharmaceutical Co Ltd 2,800 76
Vaxcyte Inc
(e)
581 55
Verona Pharma PLC ADR
(e)
467 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc
(g)
14,570 $ 191
Zoetis Inc
(g)
774 136
$ 5,359
Pipelines - 0.25%
Cheniere Energy Inc 745 167
Keyera Corp 1,000 33
Kinder Morgan Inc
(g)
12,807 362
ONEOK Inc
(g)
1,603 182
Southcross Holdings
(e),(f)
615,976 —
Targa Resources Corp
(g)
726 148
Williams Cos Inc/The 2,524 148
$ 1,040
Private Equity - 0.05%
Blackstone Inc
(g)
327 62
KKR & Co Inc
(g)
922 151
$ 213
Real Estate - 0.16%
CBRE Group Inc
(e),(g)
1,034 145
Daito Trust Construction Co Ltd 1,100 123
Jones Lang LaSalle Inc
(e)
118 33
LEG Immobilien SE 1,317 122
Marcus & Millichap Inc 1,318 55
Sagax AB 1,823 40
Sekisui House Ltd 1,000 24
Swiss Prime Site AG 1,188 131
$ 673
REITs - 0.84%
American Tower Corp
(g)
1,271 266
AvalonBay Communities Inc
(g)
865 204
Camden Property Trust
(g)
699 88
Canadian Apartment Properties REIT 4,900 160
CareTrust REIT Inc 1,961 58
Digital Realty Trust Inc
(g)
752 147
Equinix Inc
(g)
259 254
Equity Residential
(g)
6,680 512
Essex Property Trust Inc 119 37
Extra Space Storage Inc
(g)
608 104
Independence Realty Trust Inc 2,840 62
Land Securities Group PLC 4,254 33
Macerich Co/The 3,713 79
Mid-America Apartment Communities Inc
(g)
104 17
Pebblebrook Hotel Trust 3,429 47
Piedmont Office Realty Trust Inc 5,160 49
Prologis Inc 33 4
Realty Income Corp
(g)
3,136 182
Rithm Capital Corp 3,954 44
Ryman Hospitality Properties Inc 476 56
Simon Property Group Inc
(g)
1,899 349
Sun Communities Inc 1,442 182
UDR Inc 1,809 83
Ventas Inc 773 50
VICI Properties Inc
(g)
6,960 227
Warehouses De Pauw CVA 875 19
Welltower Inc
(g)
1,621 224
$ 3,537
Retail - 1.13%
Abercrombie & Fitch Co
(e)
103 15
AutoZone Inc
(e),(g)
44 140
Bath & Body Works Inc
(g)
2,567 93
Best Buy Co Inc
(g)
1,169 105
Boot Barn Holdings Inc
(e)
315 43
Burlington Stores Inc
(e),(g)
537 151
Canadian Tire Corp Ltd 1,600 176
CarMax Inc
(e),(g)
1,076 90
Chipotle Mexican Grill Inc
(e),(g)
200 12
Costco Wholesale Corp
(g)
63 62
Cracker Barrel Old Country Store Inc 655 36
Dollarama Inc 500 52
Fast Retailing Co Ltd 300 103

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Freshpet Inc
(e)
418 $ 64
Home Depot Inc/The
(g)
327 140
Industria de Diseno Textil SA 3,297 182
JD Sports Fashion PLC 44,850 58
Lowe's Cos Inc
(g)
628 171
Lululemon Athletica Inc
(e),(g)
321 103
McDonald's Corp
(g)
1,706 505
O'Reilly Automotive Inc
(e)
53 66
Pan Pacific International Holdings Corp 5,500 140
Papa John's International Inc 1,090 54
Ross Stores Inc
(g)
1,630 253
Starbucks Corp
(g)
443 46
Target Corp
(g)
3,254 431
TJX Cos Inc/The
(g)
4,737 595
Ulta Beauty Inc
(e)
225 87
Walgreens Boots Alliance Inc
(g)
7,365 66
Walmart Inc
(g)
4,227 392
Wingstop Inc 105 35
Yum! Brands Inc
(g)
2,126 295
$ 4,761
Savings & Loans - 0.02%
Pacific Premier Bancorp Inc 1,972 56
WSFS Financial Corp 741 44
$ 100
Semiconductors - 1.84%
Applied Materials Inc
(g)
1,857 324
ARM Holdings PLC ADR
(e)
396 53
ASM International NV 132 71
ASML Holding NV - NY Reg Shares 86 59
BE Semiconductor Industries NV 134 16
Broadcom Inc
(g)
5,620 911
KLA Corp
(g)
321 208
Lam Research Corp
(g)
3,550 262
Lasertec Corp 500 55
Marvell Technology Inc 763 71
Microchip Technology Inc 228 15
Micron Technology Inc
(g)
2,852 279
MKS Instruments Inc 229 26
Monolithic Power Systems Inc
(g)
45 26
NVIDIA Corp
(g)
22,658 3,133
NXP Semiconductors NV
(g)
710 163
ON Semiconductor Corp
(e)
1,031 73
Qorvo Inc
(e),(g)
6,406 442
QUALCOMM Inc
(g)
4,522 717
Silicon Motion Technology Corp ADR 734 39
SiTime Corp
(e)
212 45
Skyworks Solutions Inc
(g)
4,254 373
Synaptics Inc
(e)
235 19
Teradyne Inc
(g)
101 11
Texas Instruments Inc 969 195
Tokyo Electron Ltd 600 94
Tower Semiconductor Ltd
(e)
1,294 61
$ 7,741
Software - 2.66%
Adeia Inc 3,550 43
Adobe Inc
(e)
225 116
Airship AI Holdings Inc - Warrants
(e)
37,466 17
ANSYS Inc
(e)
816 286
Atlassian Corp
(e)
219 58
Autodesk Inc
(e),(g)
121 35
AvePoint Inc
(e)
4,404 78
Broadridge Financial Solutions Inc
(g)
189 45
Cadence Design Systems Inc
(e)
401 123
Clearwater Analytics Holdings Inc
(e)
1,908 59
Cloudflare Inc
(e)
1,031 103
Constellation Software Inc/Canada - Warrants
(e),(f)
153 —
Datadog Inc
(e)
403 61
Docebo Inc
(e)
1,270 63
Dynatrace Inc
(e),(g)
1,036 58
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Electronic Arts Inc
(g)
2,129 $ 349
Fair Isaac Corp
(e),(g)
21 50
Fiserv Inc
(e),(g)
922 204
Global-e Online Ltd
(e)
612 32
HashiCorp Inc
(c),(e)
79,203 2,663
iLearningEngines Holdings Inc - Warrants
(e)
1,824 —
Informatica Inc
(e)
643 17
Ingram Micro Holding Corp
(e)
645 15
Intapp Inc
(e)
462 29
Intuit Inc 200 128
Jamf Holding Corp
(e)
1,605 23
Konami Group Corp 900 89
LeddarTech Holdings Inc - Warrants
(e)
2,297 —
Manhattan Associates Inc
(e),(g)
16 5
Microsoft Corp
(g)
5,254 2,225
MINDBODY Inc
(e),(f)
9,229 337
MKD Tech Inc - Warrants
(e)
8,878 —
MongoDB Inc
(e)
181 58
MSCI Inc
(g)
200 122
Nemetschek SE 537 56
Nexon Co Ltd 7,400 102
Oracle Corp
(g)
1,904 352
Palantir Technologies Inc
(e),(g)
2,485 166
Paycom Software Inc 84 20
RingCentral Inc
(e)
1,683 63
Roper Technologies Inc
(g)
283 160
Salesforce Inc
(g)
1,325 437
SEMrush Holdings Inc
(e)
3,485 47
SentinelOne Inc
(e)
924 26
ServiceNow Inc
(e),(g)
221 232
Smartsheet Inc
(e)
20,585 1,152
SolarWinds Corp 3,787 51
Synopsys Inc
(e)
140 79
TIS Inc 3,200 79
Veradigm Inc
(e)
4,724 49
Verint Systems Inc
(e)
1,815 46
WiseTech Global Ltd 1,038 87
Workday Inc
(e)
154 39
Zuora Inc
(e)
47,953 476
$ 11,210
Telecommunications - 0.80%
Arista Networks Inc
(e)
420 171
AT&T Inc
(g)
3,658 85
Cisco Systems Inc
(g)
7,733 458
Corning Inc
(g)
3,501 170
Credo Technology Group Holding Ltd
(e)
376 18
Frontier Communications Parent Inc
(e)
5,380 187
Infinera Corp
(e)
10,194 67
InterDigital Inc 363 71
Juniper Networks Inc 30,956 1,112
KDDI Corp 2,000 66
Motorola Solutions Inc
(g)
580 290
Telefonaktiebolaget LM Ericsson 7,217 59
Telenor ASA 6,317 75
T-Mobile US Inc
(g)
1,137 281
Verizon Communications Inc
(g)
2,802 124
Vodafone Group PLC 135,539 122
$ 3,356
Toys, Games & Hobbies - 0.01%
Hasbro Inc 433 28
Transportation - 0.52%
AP Moller - Maersk A/S - B 76 129
CH Robinson Worldwide Inc
(g)
1,297 137
CSX Corp
(g)
4,267 156
Expeditors International of Washington Inc
(g)
1,197 146
FedEx Corp
(g)
1,253 379
Freightos Ltd - Warrants
(e)
388 —
InPost SA
(e)
7,409 130
Kawasaki Kisen Kaisha Ltd 12,300 164

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Knight-Swift Transportation Holdings Inc 1,819 $ 108
Marten Transport Ltd 2,155 38
Nippon Yusen KK 4,100 131
Ryder System Inc 459 78
SITC International Holdings Co Ltd 6,000 16
Union Pacific Corp
(g)
1,298 317
United Parcel Service Inc
(g)
1,784 241
$ 2,170
Trucking & Leasing - 0.02%
Greenbrier Cos Inc/The 1,212 82
Water - 0.02%
United Utilities Group PLC 5,087 72
TOTAL COMMON STOCKS $ 149,923
BONDS - 33.33%
Principal
Amount (000's) Value (000's)
Advertising - 0.08%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(i)
$ 382 $ 338
Aerospace & Defense - 0.35%
BAE Systems PLC
5.30%, 03/26/2034
(i)
230 235
Boeing Co/The
3.63%, 02/01/2031 209 191
5.71%, 05/01/2040 151 146
5.81%, 05/01/2050 370 354
5.93%, 05/01/2060 10 9
6.53%, 05/01/2034
(i)
45 48
6.86%, 05/01/2054
(i)
135 147
7.01%, 05/01/2064
(i)
65 71
Embraer Netherlands Finance BV
7.00%, 07/28/2030
(i)
200 212
RTX Corp
5.00%, 02/27/2026 65 65
$ 1,478
Airlines - 0.46%
Gol Finance SA
15.03%, PIK 15.03%; 01/29/2025
(i),(j)
1,012 1,055
CME Term Secured Overnight Financing
Rate 1 Month + 10.50%
Latam Airlines Group SA
13.38%, 10/15/2029
(i)
547 628
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027 109 107
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 168 160
$ 1,950
Automobile Asset Backed Securities - 0.72%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(i)
100 104
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 331
5.58%, 12/20/2030
(i)
120 120
7.24%, 06/20/2029
(i)
100 103
Bridgecrest Lending Auto Securitization Trust
2024-2
6.30%, 02/15/2030 120 123
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 30 29
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 134
Carvana Auto Receivables Trust 2024-N1
5.80%, 05/10/2030
(i)
15 15
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 129 127
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
$ 150 $ 150
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 118
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(i)
100 103
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 102
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 130
Exeter Automobile Receivables Trust 2024-5
5.38%, 02/18/2031 50 49
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028 35 36
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(i)
110 115
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(i)
25 25
GLS Auto Select Receivables Trust 2024-2
5.93%, 06/17/2030
(i)
15 15
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(i)
250 248
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(i)
50 52
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
170 164
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031 130 133
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(i)
125 125
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(i)
100 103
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(i)
110 115
Westlake Automobile Receivables Trust 2024-1
5.65%, 02/15/2029
(i)
35 35
6.02%, 10/15/2029
(i)
90 92
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030
(i)
25 25
$ 3,051
Automobile Manufacturers - 0.39%
American Honda Finance Corp
4.45%, 10/22/2027 395 394
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(i)
450 455
Mercedes-Benz Finance North America LLC
4.95%, 03/30/2025
(i)
405 405
Toyota Motor Credit Corp
4.35%, 10/08/2027 390 389
$ 1,643
Automobile Parts & Equipment - 0.03%
ZF North America Capital Inc
6.88%, 04/23/2032
(i)
150 144
Banks - 2.45%
Australia & New Zealand Banking Group Ltd/New
York NY
5.67%, 10/03/2025 410 413
Banca Transilvania SA
7.25%, 12/07/2028
(k)
EUR 275 313
Euribor Swap Rate 1 Year + 4.29%
8.88%, 04/27/2027
(k)
225 251
Euribor Swap Rate 1 Year + 5.58%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(i),(k),(l),(m)
$ 425 $ 405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(k),(l),(m)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
8.38%, 05/20/2031
(i),(k),(l)
500 498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.07%
Bank Gospodarstwa Krajowego
5.75%, 07/09/2034
(i)
350 356
Bank of America Corp
2.48%, 09/21/2036
(k)
95 79
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
3.85%, 03/08/2037
(k)
125 113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Bank of New York Mellon Corp/The
5.21%, 04/25/2025 190 190
Secured Overnight Financing Rate + 0.62%
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(k),(m)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
BOI Finance BV
7.50%, 02/16/2027 EUR 325 331
Commonwealth Bank of Australia/New York NY
4.58%, 11/27/2026 $ 395 396
5.32%, 03/13/2026 250 253
Goldman Sachs Group Inc/The
5.80%, 08/10/2026
(k)
410 413
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
6.25%, 03/09/2034
(k)
850 903
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
275 274
JPMorgan Chase Bank NA
0.00%, 03/15/2034
(e),(i)
TRY 295,000 440
Morgan Stanley
2.48%, 09/16/2036
(k)
$ 290 240
Secured Overnight Financing Rate + 1.36%
National Bank of Uzbekistan
8.50%, 07/05/2029 200 205
Standard Chartered PLC
3.27%, 02/18/2036
(i),(k)
375 330
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
5.91%, 05/14/2035
(i),(k)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
6.10%, 01/11/2035
(i),(k)
600 629
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
State Street Bank & Trust Co
4.59%, 11/25/2026 395 396
State Street Corp
4.33%, 10/22/2027 395 393
Turkiye Garanti Bankasi AS
8.13%, 01/03/2035
(i),(k),(n)
450 452
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.84%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
5.62%, 09/13/2030
(i),(k)
$ 410 $ 420
USD Secured Overnight Financing Rate ICE
Swap Rate 1 Year + 1.34%
5.70%, 02/08/2035
(i),(k)
250 258
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
US Bank NA/Cincinnati OH
4.51%, 10/22/2027
(k)
395 393
Secured Overnight Financing Rate + 0.69%
Wells Fargo & Co
5.90%, 04/25/2026 380 382
Secured Overnight Financing Rate + 1.32%
$ 10,311
Biotechnology - 0.07%
Amgen Inc
5.25%, 03/02/2025 280 280
Building Materials - 0.24%
Cemex SAB de CV
5.13%, 06/08/2026
(i),(k),(l)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(i)
375 367
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 450 438
$ 1,001
Chemicals - 0.35%
Celanese US Holdings LLC
6.70%, 11/15/2033 10 11
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(i)
589 598
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
525 540
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(i)
325 339
$ 1,488
Commercial Mortgage Backed Securities - 0.64%
BPR Trust 2021-NRD
10.23%, 12/15/2038
(i)
20 19
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 5.62%
11.48%, 12/15/2038
(i)
140 133
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
BPR Trust 2022-SSP
7.61%, 05/15/2039
(i)
245 246
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.00%
Citigroup Commercial Mortgage Trust 2014-GC21
4.91%, 05/10/2047
(i),(o)
135 115
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
106 96
COMM 2012-LC4 Mortgage Trust
5.48%, 12/10/2044
(o)
10 9
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 533
DC Commercial Mortgage Trust 2023-DC
7.38%, 09/12/2040
(i),(o)
110 114
Extended Stay America Trust 2021-ESH
8.42%, 07/15/2038
(i)
106 107
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.81%
Greystone CRE Notes 2021-HC2 LTD
6.52%, 12/15/2039
(i)
110 110
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
LEX 2024-BBG Mortgage Trust
5.04%, 10/13/2033
(i),(o)
25 25

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(i),(o)
$ 201 $ 199
5.39%, 06/15/2044
(i),(o)
160 150
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(e),(i)
170 4
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(e),(i)
645 —
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.08%, 07/15/2046
(o)
79 73
Wells Fargo Commercial Mortgage Trust 2016-C36
4.25%, 11/15/2059
(o)
100 80
WFRBS Commercial Mortgage Trust 2011-C3
6.05%, 03/15/2044
(i),(o)
108 35
WFRBS Commercial Mortgage Trust 2011-C4
5.15%, 06/15/2044
(i),(o)
620 571
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 77 69
$ 2,688
Commercial Services - 0.18%
La Financiere Atalian
8.50%, PIK 0.00%; 06/30/2028
(j)
EUR 234 116
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 $ 400 415
Mobius Merger Sub Inc
9.00%, 06/01/2030
(i)
95 91
United Rentals North America Inc
6.13%, 03/15/2034
(i)
130 132
$ 754
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(i)
67 65
Credit Card Asset Backed Securities - 0.02%
Mission Lane Credit Card Master Trust
7.69%, 11/15/2028
(i)
100 101
Distribution & Wholesale - 0.06%
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(i)
250 250
Diversified Financial Services - 0.37%
Aircastle Ltd
5.95%, 02/15/2029
(i)
55 57
6.50%, 07/18/2028
(i)
145 151
Aviation Capital Group LLC
6.75%, 10/25/2028
(i)
210 222
Blue Owl Finance LLC
6.25%, 04/18/2034 185 194
Jefferies Financial Group Inc
6.20%, 04/14/2034 240 253
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(i)
35 34
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.63%, 03/01/2029
(i)
285 263
3.88%, 03/01/2031
(i)
5 4
4.00%, 10/15/2033
(i)
95 83
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 320 318
$ 1,579
Electric - 0.67%
Comision Federal de Electricidad
5.00%, 09/29/2036 332 297
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026 500 484
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Energo-Pro AS
8.50%, 02/04/2027 $ 300 $ 304
8.50%, 02/04/2027
(i)
225 228
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(i)
550 549
Lamar Funding Ltd
3.96%, 05/07/2025 800 793
NextEra Energy Capital Holdings Inc
6.05%, 03/01/2025 45 45
Pacific Gas and Electric Co
6.40%, 06/15/2033 110 118
$ 2,818
Electronics - 0.03%
TD SYNNEX Corp
6.10%, 04/12/2034 110 115
Energy - Alternate Sources - 0.14%
FS Luxembourg Sarl
8.88%, 02/12/2031
(i)
375 384
8.88%, 02/12/2031 200 205
$ 589
Engineering & Construction - 0.81%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(i)
625 638
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(i)
375 381
IHS Holding Ltd
5.63%, 11/29/2026 275 272
7.88%, 05/29/2030
(i)
475 467
IHS Netherlands Holdco BV
8.00%, 09/18/2027 625 624
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(i)
400 411
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(i)
600 604
$ 3,397
Entertainment - 0.24%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(i)
471 207
Everi Holdings Inc
5.00%, 07/15/2029
(i)
330 328
Light & Wonder International Inc
7.00%, 05/15/2028
(i)
461 463
$ 998
Food - 0.01%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.00%, 02/02/2029 35 32
Forest Products & Paper - 0.10%
LD Celulose International GmbH
7.95%, 01/26/2032
(i)
400 408
Hand & Machine Tools - 0.09%
Werner FinCo LP / Werner FinCo Inc
11.50%, 06/15/2028
(i)
342 378
Healthcare - Services - 0.32%
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(i)
319 314
3.50%, 04/01/2030
(i)
361 355
Centene Corp
3.38%, 02/15/2030 110 99
4.63%, 12/15/2029 230 221
HCA Inc
5.60%, 04/01/2034 285 288
Molina Healthcare Inc
4.38%, 06/15/2028
(i)
65 62
$ 1,339

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.12%
Global Atlantic Fin Co
3.13%, 06/15/2031
(i)
$ 85 $ 74
4.40%, 10/15/2029
(i)
50 48
Marsh & McLennan Cos Inc
4.55%, 11/08/2027 395 396
$ 518
Internet - 0.54%
Getty Images Inc
9.75%, 03/01/2027
(i)
1,284 1,280
Netflix Inc
4.88%, 06/15/2030
(i)
230 232
5.38%, 11/15/2029
(i)
35 36
5.88%, 11/15/2028 55 58
Uber Technologies Inc
4.50%, 08/15/2029
(i)
350 341
4.80%, 09/15/2034 75 73
7.50%, 09/15/2027
(i)
246 251
$ 2,271
Investment Companies - 0.11%
Antares Holdings LP
2.75%, 01/15/2027
(i)
505 472
Iron & Steel - 0 .13%
ArcelorMittal SA
6.80%, 11/29/2032 145 159
CSN Inova Ventures
6.75%, 01/28/2028 400 384
$ 543
Leisure Products & Services - 0.27%
Carnival Corp
5.75%, 03/01/2027
(i)
251 252
NCL Corp Ltd
5.88%, 03/15/2026
(i)
245 245
5.88%, 02/15/2027
(i)
85 85
NCL Finance Ltd
6.13%, 03/15/2028
(i)
40 40
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(i)
35 35
5.50%, 04/01/2028
(i)
240 240
5.63%, 09/30/2031
(i)
95 95
6.00%, 02/01/2033
(i)
60 61
6.25%, 03/15/2032
(i)
70 72
$ 1,125
Media - 0.68%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(i)
525 518
5.38%, 06/01/2029
(i)
300 292
5.50%, 05/01/2026
(i)
30 30
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.40%, 12/01/2061 295 207
CSC Holdings LLC
3.38%, 02/15/2031
(i)
675 490
4.63%, 12/01/2030
(i)
235 131
DISH DBS Corp
5.25%, 12/01/2026
(i)
675 620
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
60 40
Paramount Global
4.38%, 03/15/2043 270 208
5.85%, 09/01/2043 75 68
6.88%, 04/30/2036 240 250
$ 2,854
Mining - 0.49%
First Quantum Minerals Ltd
9.38%, 03/01/2029
(i)
250 268
Glencore Funding LLC
6.50%, 10/06/2033
(i)
495 539
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Navoi Mining & Metallurgical Combinat
6.95%, 10/17/2031
(i)
$ 300 $ 302
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(i)
200 205
9.50%, 10/06/2028
(i)
525 542
9.50%, 10/06/2028 200 207
$ 2,063
Miscellaneous Manufacturers - 0.04%
Textron Financial Corp
6.52%, 02/15/2067
(i)
170 153
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Mortgage Backed Securities - 0.54%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 41 41
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 23 23
5.50%, 08/25/2034 19 19
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 21 20
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 24 24
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 18 18
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 20 17
Banc of America Mortgage 2005-A Trust
4.94%, 02/25/2035
(o)
7 7
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(o)
140 112
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030
(i),(o)
100 102
CHL Mortgage Pass-Through Trust 2004-HYB4
5.88%, 09/20/2034
(o)
11 11
Connecticut Avenue Securities Trust 2022-R06
7.48%, 05/25/2042
(i)
56 58
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 19 19
DSLA Mortgage Loan Trust 2005-AR5
5.38%, 09/19/2045 86 45
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
Freddie Mac STACR REMIC Trust 2022-DNA4
6.93%, 05/25/2042
(i)
50 51
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054
(i),(o)
106 107
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 26 25
IndyMac INDX Mortgage Loan Trust 2004-AR7
6.07%, 09/25/2034 68 55
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.92%, 08/25/2035
(o)
281 205
Lehman XS Trust Series 2006-2N
5.22%, 02/25/2046 49 44
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 14 14
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 10 9
6.00%, 06/25/2034 13 13

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 $ 73 $ 72
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
6.74%, 05/25/2036
(o)
2 2
MFA 2024-NPL1 Trust
6.33%, 10/25/2062
(o)
98 99
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039
(i),(o)
105 106
NLT 2023-1 Trust
3.20%, 10/25/2062
(i),(o)
107 96
PRPM 2021-9 LLC
5.36%, 10/25/2026
(i),(o)
81 81
PRPM 2024-2 LLC
7.03%, 03/25/2029
(i),(o)
89 90
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039
(i),(o)
130 129
Structured Adjustable Rate Mortgage Loan Trust
5.16%, 07/25/2035 326 195
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
Toorak Mortgage Trust 2024-RRTL1
6.60%, 02/25/2039
(i),(o)
260 262
VOLT XCIII LLC
4.89%, 02/27/2051
(i),(o)
63 63
VOLT XCIV LLC
5.24%, 02/27/2051
(i),(o)
23 23
VOLT XCVI LLC
5.12%, 03/27/2051
(i),(o)
39 39
$ 2,296
Oil & Gas - 1.91%
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(e),(f)
257 —
California Resources Corp
7.13%, 02/01/2026
(i)
257 258
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2026
(i)
1,404 1,415
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
135 113
5.75%, 01/15/2031
(i)
410 413
Ecopetrol SA
8.38%, 01/19/2036 95 94
Energean Israel Finance Ltd
5.38%, 03/30/2028
(i)
505 469
8.50%, 09/30/2033
(i)
690 685
EQT Corp
3.63%, 05/15/2031
(i)
105 96
Helmerich & Payne Inc
5.50%, 12/01/2034
(i)
295 286
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
670 653
OGX Austria GmbH
0.00%, 06/01/2018
(e),(i)
600 —
0.00%, 04/01/2022
(e),(f)
1,100 —
Permian Resources Operating LLC
6.25%, 02/01/2033
(i)
125 126
8.00%, 04/15/2027
(i)
84 86
Petroleos de Venezuela SA
0.00%, 05/16/2024
(e)
2,420 218
0.00%, 11/15/2026
(e)
200 18
Petroleos Mexicanos
5.35%, 02/12/2028 175 162
5.95%, 01/28/2031 375 323
6.35%, 02/12/2048 400 276
6.50%, 03/13/2027 425 415
6.50%, 01/23/2029 125 118
6.75%, 09/21/2047 175 126
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos (continued)
6.84%, 01/23/2030 $ 200 $ 186
Puma International Financing SA
7.75%, 04/25/2029
(i)
725 741
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 400 388
Trident Energy Finance PLC
12.50%, 11/30/2029
(i)
300 316
Viper Energy Inc
7.38%, 11/01/2031
(i)
50 52
$ 8,033
Oil & Gas Services - 0.26%
Petroleum Geo-Services AS
13.50%, 03/31/2027 800 876
Yinson Boronia Production BV
8.95%, 07/31/2042 200 213
$ 1,089
Other Asset Backed Securities - 2.55%
37 Capital Clo 4 Ltd
7.81%, 01/15/2034
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.15%
AASET 2024-2 Ltd
5.93%, 09/16/2049
(i)
247 247
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
35 34
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028
(i)
100 101
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(o)
675 392
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(i)
1,045 1,043
Applebee's Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053
(i)
150 155
Bain Capital Credit CLO 2020-1 Ltd
6.98%, 04/18/2033
(i)
145 145
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(i)
100 104
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
6.50%, 12/16/2041
(i),(o)
91 91
Carval Clo X-C Ltd
7.09%, 07/20/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(i)
498 486
Elevation CLO 2017-6 Ltd
7.62%, 07/15/2029
(i)
175 175
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.96%
EWC Master Issuer LLC
5.50%, 03/15/2052
(i)
98 95
Frontier Issuer LLC
6.60%, 08/20/2053
(i)
315 321
Golub Capital Partners CLO 74 B Ltd
7.16%, 07/25/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Golub Capital Partners CLO 75B Ltd
7.23%, 07/25/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
GoodLeap Home Improvement Solutions Trust
2024-1
6.38%, 10/20/2046
(i)
100 101

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
$ 12 $ 12
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031
(i)
100 99
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
174 171
KKR CLO 22 Ltd
6.48%, 07/20/2031
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Labrador Aviation Finance Ltd 2016-1A
4.30%, 01/15/2042
(i)
171 165
Madison Park Funding LIII Ltd
6.37%, 04/21/2035
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding LIX Ltd
6.88%, 04/18/2037
(i)
260 263
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.25%
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(i)
100 104
OCP Clo 2019-17 Ltd
6.62%, 07/20/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Octagon Investment Partners XXII Ltd
6.79%, 01/22/2030
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%
OHA Credit Partners XI Ltd
6.82%, 04/20/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.20%
OHA Loan Funding 2013-1 Ltd
6.98%, 04/23/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
Palmer Square BDC CLO 1 Ltd
6.81%, 07/15/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.15%
Palmer Square CLO 2024-2 LTD
6.94%, 07/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Parallel 2017-1 Ltd
6.88%, 07/20/2029
(i)
305 306
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.26%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
262 243
5.77%, 06/05/2054
(i)
185 186
Post CLO 2023-1 Ltd
6.57%, 04/20/2036
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
Rockford Tower 2024-2 Ltd
6.41%, 10/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Rockford Tower CLO 2018-1 Ltd
5.88%, 05/20/2031
(i)
128 129
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Rockford Tower CLO 2021-3 Ltd
6.63%, 10/20/2034
(i)
$ 250 $ 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.01%
SEB Funding LLC
7.39%, 04/30/2054
(i)
70 72
Sierra Timeshare 2020-2 Receivables Funding LLC
3.51%, 07/20/2037
(i)
13 13
Sixth Street CLO XV Ltd
6.83%, 10/24/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Sixth Street CLO XXV Ltd
7.12%, 07/24/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Subway Funding LLC
6.03%, 07/30/2054
(i)
215 218
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(i)
107 86
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(i)
93 88
Trinitas CLO XII Ltd
6.63%, 04/25/2033
(i)
255 255
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
WAVE 2017-1 Trust
3.84%, 11/15/2042
(i)
101 93
Wellfleet CLO 2024-1 Ltd
7.37%, 07/18/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.05%
Wingstop Funding LLC
5.86%, 12/05/2054
(i),(n)
100 100
Ziply Fiber Issuer LLC
6.64%, 04/20/2054
(i)
95 98
$ 10,724
Packaging & Containers - 0.21%
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(i)
858 878
Pharmaceuticals - 0.34%
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
300 248
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 120 129
7.38%, 09/15/2029 110 133
7.88%, 09/15/2031 100 127
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 795 580
7.88%, 09/15/2029 200 217
$ 1,434
Pipelines - 0.74%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 496 492
Cheniere Energy Partners LP
5.95%, 06/30/2033 65 67
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(i)
290 253
2.16%, 03/31/2034 213 185
Greensaif Pipelines Bidco Sarl
5.85%, 02/23/2036
(i)
275 276
6.13%, 02/23/2038
(i)
325 333
6.13%, 02/23/2038 450 461
Southern Gas Corridor CJSC
6.88%, 03/24/2026 325 330
Targa Resources Corp
6.13%, 03/15/2033 65 69
6.50%, 03/30/2034 275 299

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(i)
$ 105 $ 91
4.13%, 08/15/2031
(i)
90 82
Western Midstream Operating LP
6.15%, 04/01/2033 135 140
Whistler Pipeline LLC
5.95%, 09/30/2034
(i)
45 46
$ 3,124
Real Estate - 0.09%
Agile Group Holdings Ltd
0.00%, 10/13/2025
(e)
210 19
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(e),(i)
109 4
0.00%, 01/31/2031
(e),(i)
90 4
0.00%, 01/31/2031
(e),(i)
12 —
China Evergrande Group
0.00%, 06/28/2025
(e)
200 4
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(e)
400 21
0.00%, 04/16/2025
(e)
200 11
0.00%, 11/11/2025
(e)
200 10
0.00%, 06/01/2026
(e)
200 10
KWG Group Holdings Ltd
0.00%, 02/13/2026
(e)
210 17
MAF Global Securities Ltd
7.88%, 06/30/2027
(k),(l)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Sunac China Holdings Ltd
0.00%, PIK 6.00%; 09/30/2025
(i),(j),(o)
19 3
0.00%, PIK 6.25%; 09/30/2026
(i),(j),(o)
19 3
0.00%, PIK 6.50%; 09/30/2027
(i),(j),(o)
37 5
0.00%, PIK 6.75%; 09/30/2028
(i),(j),(o)
56 7
0.00%, PIK 7.00%; 09/30/2029
(i),(j),(o)
56 7
0.00%, PIK 7.25%; 09/30/2030
(i),(j),(o)
27 3
Times China Holdings Ltd
0.00%, 03/22/2026
(e)
210 8
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(e)
200 14
0.00%, 01/13/2027
(e)
400 29
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(e)
200 1
$ 387
Regional Authority - 0.11%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(o)
723 468
REITs - 0.01%
National Health Investors Inc
3.00%, 02/01/2031 35 30
Retail - 0.04%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
175 159
Semiconductors - 0.12%
Broadcom Inc
3.14%, 11/15/2035
(i)
310 258
3.47%, 04/15/2034
(i)
75 66
Micron Technology Inc
5.88%, 09/15/2033 185 194
$ 518
Software - 0.21%
AppLovin Corp
5.13%, 12/01/2029
(n)
85 86
5.50%, 12/01/2034
(n)
165 167
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(i)
636 617
$ 870
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 13.24%
Argentine Republic Government International Bond
4.12%, 07/09/2035
(o)
$ 1,100 $ 695
Australia Government Bond
3.50%, 12/21/2034 AUD 345 210
Benin Government International Bond
7.96%, 02/13/2038 $ 600 582
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 16,650 2,582
Brazilian Government International Bond
6.13%, 01/22/2032 $ 550 550
Canadian Government Bond
4.00%, 08/01/2026 CAD 330 239
Canadian Treasury Bill
0.00%, 12/05/2024
(e)
10,500 7,496
0.00%, 12/18/2024
(e)
9,000 6,417
0.00%, 01/15/2025
(e)
6,250 4,445
0.00%, 01/30/2025
(e)
4,800 3,409
0.00%, 02/12/2025
(e)
4,800 3,405
Chile Government International Bond
2.75%, 01/31/2027 $ 775 742
3.88%, 07/09/2031 EUR 115 124
Colombia Government International Bond
7.50%, 02/02/2034 $ 300 301
7.75%, 11/07/2036 200 201
8.38%, 11/07/2054 200 202
Dominican Republic International Bond
4.50%, 01/30/2030 700 651
10.75%, 06/01/2036
(i)
DOP 24,000 414
Ecuador Government International Bond
5.00%, 07/31/2040
(o)
$ 375 187
5.50%, 07/31/2035
(o)
1,125 618
6.90%, 07/31/2030
(o)
375 253
Egypt Government Bond
24.46%, 10/01/2027 EGP 17,300 341
25.32%, 08/13/2027 16,000 320
Egypt Government International Bond
5.80%, 09/30/2027 $ 350 331
7.90%, 02/21/2048 250 190
8.15%, 11/20/2059 225 173
8.50%, 01/31/2047 250 201
Egypt Treasury Bills
0.00%, 09/16/2025
(e)
EGP 15,300 253
Ghana Government International Bond
0.00%, 01/03/2030
(e),(i)
$ 390 306
0.00%, 01/03/2030
(e)
51 40
5.00%, 07/03/2029
(i),(o)
575 504
Guatemala Government Bond
6.55%, 02/06/2037
(i)
275 276
6.60%, 06/13/2036 425 428
7.05%, 10/04/2032 275 289
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/2030
(i)
200 200
Indonesia Treasury Bond
6.75%, 07/15/2035 IDR 2,402,000 148
6.88%, 04/15/2029 2,282,000 144
Iraq International Bond
5.80%, 01/15/2028 $ 372 360
Israel Government International Bond
5.50%, 03/12/2034 1,325 1,324
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 225 210
4.88%, 01/30/2032
(i)
475 443
5.88%, 10/17/2031 175 174
6.88%, 10/17/2040 400 369
Lebanon Government International Bond
0.00%, 06/19/2020
(e)
$ 325 30
0.00%, 05/27/2022
(e)
100 9
0.00%, 10/04/2022
(e)
225 21

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Lebanon Government International Bond
(continued)
0.00%, 05/26/2023
(e)
$ 100 $ 9
Malaysia Government Bond
2.63%, 04/15/2031 MYR 350 74
4.50%, 04/15/2030 850 199
Nigeria Government International Bond
6.13%, 09/28/2028 $ 750 681
Pakistan Government International Bond
6.88%, 12/05/2027 900 809
Peru Government Bond
5.40%, 08/12/2034 PEN 2,975 728
6.15%, 08/12/2032 1,525 405
Peruvian Government International Bond
2.39%, 01/23/2026 $ 375 363
6.90%, 08/12/2037 PEN 1,375 366
Philippine Government International Bond
2.65%, 12/10/2045 $ 200 133
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 3,705 816
5.00%, 10/25/2034 2,050 485
Republic of Poland Government International Bond
5.50%, 03/18/2054 $ 145 141
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 35,650 1,635
8.88%, 02/28/2035 25,165 1,285
9.00%, 01/31/2040 1,295 62
Republic of South Africa Government International
Bond
7.10%, 11/19/2036
(i)
$ 575 580
Republic of Uzbekistan International Bond
3.70%, 11/25/2030 200 169
6.90%, 02/28/2032
(i)
500 497
Romanian Government International Bond
5.13%, 09/24/2031
(i)
EUR 400 417
5.75%, 03/24/2035
(i)
$ 82 76
Senegal Government International Bond
5.38%, 06/08/2037 EUR 100 78
6.75%, 03/13/2048 $ 200 145
Tunisian Republic
6.38%, 07/15/2026 EUR 950 938
Turkiye Government Bond
37.00%, 02/18/2026 TRY 34,675 979
Turkiye Government International Bond
6.50%, 01/03/2035 $ 230 221
Ukraine Government International Bond
0.00%, 02/01/2035
(e),(i),(o)
175 102
0.00%, 02/01/2035
(e),(o)
372 217
0.00%, 02/01/2036
(e),(i),(o)
146 85
0.00%, 02/01/2036
(e),(o)
302 175
1.75%, 02/01/2029
(i),(o)
100 64
1.75%, 02/01/2029
(o)
125 80
1.75%, 02/01/2034
(i),(o)
569 296
1.75%, 02/01/2034
(o)
541 282
1.75%, 02/01/2035
(i),(o)
552 283
1.75%, 02/01/2035
(o)
240 123
1.75%, 02/01/2036
(o)
100 51
United Kingdom Gilt
0.25%, 01/31/2025 GBP 165 209
Zambia Government International Bond
0.50%, 12/31/2053
(i)
$ 525 298
0.50%, 12/31/2053 709 402
$ 55,765
Student Loan Asset Backed Securities - 0.29%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
53 49
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
91 89
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
$ 321 $ 311
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 82
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 86
SLM Private Credit Student Loan Trust 2003-A
7.92%, 06/15/2032 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
7.89%, 03/15/2033 200 199
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
41 40
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 95
SMB Private Education Loan Trust 2024-A
5.88%, 03/15/2056
(i)
100 102
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 136
$ 1,239
Supranational Bank - 0.45%
Asian Development Bank
6.72%, 02/08/2028 INR 25,500 301
European Bank for Reconstruction & Development
6.30%, 10/26/2027 48,000 559
Inter-American Development Bank
7.00%, 01/25/2029 20,000 237
International Bank for Reconstruction &
Development
6.75%, 09/08/2027 17,000 200
6.85%, 04/24/2028 24,000 284
7.05%, 07/22/2029 27,500 327
$ 1,908
Telecommunications - 0.67%
CommScope LLC
7.13%, 07/01/2028
(i)
$ 170 143
CommScope Technologies LLC
5.00%, 03/15/2027
(i)
120 103
EchoStar Corp
6.75%, PIK 6.75%; 11/30/2030
(j),(o)
285 257
10.75%, 11/30/2029 1,019 1,102
Frontier Communications Holdings LLC
5.88%, 11/01/2029 238 238
6.00%, 01/15/2030
(i)
374 376
Turk Telekomunikasyon AS
7.38%, 05/20/2029 200 204
VEON Holdings BV
3.38%, 11/25/2027 450 393
$ 2,816
Transportation - 0.17%
Transnet SOC Ltd
8.25%, 02/06/2028 700 716
Water - 0.16%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
400 424
Georgia Global Utilities JSC
8.88%, 07/25/2029
(i)
250 253
$ 677
TOTAL BONDS $ 140,325
CONVERTIBLE BONDS - 0.85%
Principal
Amount (000's) Value (000's)
Airlines - 0.02%
Southwest Airlines Co
1.25%, 05/01/2025 $ 75 $ 76

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0.01%
BioMarin Pharmaceutical Inc
1.25%, 05/15/2027 $ 60 $ 56
Commercial Services - 0.00%
Shift4 Payments Inc
0.50%, 08/01/2027 5 6
Computers - 0.01%
Parsons Corp
2.63%, 03/01/2029
(i)
10 12
Seagate HDD Cayman
3.50%, 06/01/2028 17 23
Super Micro Computer Inc
0.00%, 03/01/2029
(e),(i)
10 8
Zscaler Inc
0.13%, 07/01/2025 10 14
$ 57
Electric - 0.27%
Encavis Finance BV
1.88%, 11/24/2027
(k),(l)
EUR 1,000 1,021
EUR Swap Annual (VS 6 Month) 5 Year +
10.00%
Evergy Inc
4.50%, 12/15/2027
(i)
$ 20 22
FirstEnergy Corp
4.00%, 05/01/2026 27 28
NRG Energy Inc
2.75%, 06/01/2048 5 12
PG&E Corp
4.25%, 12/01/2027
(i)
20 23
Pinnacle West Capital Corp
4.75%, 06/15/2027
(i)
17 19
$ 1,125
Electronics - 0.00%
Itron Inc
1.38%, 07/15/2030
(i)
8 9
Food - 0.00%
Post Holdings Inc
2.50%, 08/15/2027 5 6
Healthcare - Products - 0.00%
Merit Medical Systems Inc
3.00%, 02/01/2029
(i)
9 12
Internet - 0 .12%
Booking Holdings Inc
0.75%, 05/01/2025 8 22
Palo Alto Networks Inc
0.38%, 06/01/2025 4 16
Spotify USA Inc
0.00%, 03/15/2026
(e)
80 87
TechTarget Inc
0.00%, 12/15/2026
(e)
354 347
Uber Technologies Inc
0.88%, 12/01/2028
(i)
23 28
$ 500
Leisure Products & Services - 0.02%
Carnival Corp
5.75%, 12/01/2027 23 47
NCL Corp Ltd
1.13%, 02/15/2027 8 8
Royal Caribbean Cruises Ltd
6.00%, 08/15/2025 2 10
$ 65
Media - 0.00%
Liberty Media Corp-Liberty Formula One
2.25%, 08/15/2027 11 13
Oil & Gas - 0.01%
Northern Oil & Gas Inc
3.63%, 04/15/2029 4 5
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Permian Resources Operating LLC
3.25%, 04/01/2028 $ 4 $ 11
$ 16
Real Estate - 0.00%
Sunac China Holdings Ltd
1.00%, PIK 2.00%; 09/30/2032
(i),(j),(o)
22 2
Retail - 0.00%
Freshpet Inc
3.00%, 04/01/2028 2 4
Semiconductors - 0.01%
ON Semiconductor Corp
0.50%, 03/01/2029 25 25
Software - 0.11%
Akamai Technologies Inc
1.13%, 02/15/2029 22 21
Bentley Systems Inc
0.38%, 07/01/2027 18 16
BlackLine Inc
1.00%, 06/01/2029
(i)
5 6
Datadog Inc
0.13%, 06/15/2025 18 30
Dropbox Inc
0.00%, 03/01/2028
(e)
18 18
Dye & Durham Ltd
3.75%, 03/01/2026
(i)
CAD 453 312
Guidewire Software Inc
1.25%, 11/01/2029
(i)
$ 8 8
Nutanix Inc
0.25%, 10/01/2027 17 22
Snowflake Inc
0.00%, 10/01/2029
(e),(i)
8 10
Tyler Technologies Inc
0.25%, 03/15/2026 7 9
Vertex Inc
0.75%, 05/01/2029
(i)
6 10
Workiva Inc
1.25%, 08/15/2028 17 17
$ 479
Telecommunications - 0.27%
EchoStar Corp
3.88%, PIK 3.88%; 11/30/2030
(j),(o)
296 329
Infinera Corp
3.75%, 08/01/2028 680 799
InterDigital Inc
3.50%, 06/01/2027 3 8
$ 1,136
TOTAL CONVERTIBLE BONDS $ 3,587
SENIOR FLOATING RATE INTERESTS
- 0.25%
Principal
Amount (000's) Value (000's)
Building Materials - 0.04%
Summit Materials LLC Term Loan B2
6.36%, 01/12/2029
(p)
$ 170 $ 170
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Commercial Services - 0.06%
Boost Newco Borrower LLC Term Loan B1
7.10%, 01/31/2031
(p)
260 262
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Entertainment - 0.01%
Deluxe Entertainment Services Group Inc
0.00%, PIK 1.50%, 03/25/2024
(e),(f),(j),(p)
68 2
Deluxe Entertainment Services Group Inc - Escrow
0.00%, PIK 2.50%, 09/25/2024
(e),(f),(j),(p)
892 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Light & Wonder International Inc Term Loan B2
6.86%, 04/14/2029
(p)
$ 16 $ 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 18
Healthcare - Products - 0.02%
Bausch + Lomb Corp Term Loan
8.68%, 09/14/2028
(p)
100 101
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Services - 0.02%
Star Parent Inc Term Loan B
8.35%, 09/27/2030
(p)
81 80
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0.03%
AmWINS Group Inc Term Loan B
6.95%, 02/21/2028
(p)
16 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
HUB International Ltd Term Loan B
7.37%, 06/20/2030
(p)
50 50
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Ryan Specialty LLC Term Loan B
6.94%, 09/10/2031
(p)
28 28
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
TIH Insurance Holdings LLC Term Loan B
7.85%, 05/06/2031
(p)
46 46
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 140
Internet - 0.01%
MH Sub I LLC Term Loan B3
8.94%, 04/24/2028
(p)
56 56
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Leisure Products & Services - 0.04%
Carnival Corp Term Loan B
7.43%, 08/08/2027
(p)
60 61
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
7.44%, 10/18/2028
(p)
97 97
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 158
Lodging - 0.02%
Hilton Grand Vacations Borrower LLC Term Loan
B
6.94%, 01/17/2031
(p)
82 82
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,067
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.32%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.64%
4.50%, 03/31/2026
(q)
$ 2,685 $ 2,692
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 1.68%
4.43%, 02/04/2025
(r)
$ 1,365 $ 1,354
4.43%, 02/27/2025
(r)
2,890 2,860
4.44%, 02/13/2025
(r)
2,885 2,859
$ 7,073
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 9,765
TOTAL PURCHASED OPTIONS - 0.03% $ 113
Total Investments $ 398,591
Other Assets and Liabilities -  5.34% 22,477
TOTAL NET ASSETS - 100.00% $ 421,068
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $4,471 or 1.06% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $58,632 or 13.92% of net assets.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $58,986 or 14.01% of net assets.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $784 or 0.19% of net assets.
(n) Security purchased on a when-issued basis.
(o) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,371 or 0.56% of net assets.
(r) Rate shown is the discount rate of the original purchase.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 68,413 $ 117,255 $ 105,248 $ 80,420
$ 68,413 $ 117,255 $ 105,248 $ 80,420
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 906 $ — $ — $ —
$ 906 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Amcor PLC N/A 63 $ 6 $ 12.00 04/21/2025 $ 1 $ 2 $ 1
Put - Ball Corp N/A 163 16 $ 57.50 12/23/2024 7 2 (5)
Put - Baxter International Inc N/A 361 36 $ 30.00 12/23/2024 17 2 (15)
Put - Berry Plastics Group Inc N/A 200 20 $ 57.50 12/23/2024 20 — (20)
Put - Comcast Corp - Class A N/A 74 7 $ 39.00 12/23/2024 1 — (1)
Put - DuPont De Nemours Inc N/A 151 15 $ 75.00 12/23/2024 4 1 (3)
Put - International Game Techno N/A 298 30 $ 19.00 12/23/2024 14 10 (4)
Put - S&P 500 Index N/A 6 1 $ 5,300.00 01/21/2025 43 6 (37)
Put - S&P 500 Index N/A 6 1 $ 5,700.00 03/24/2025 49 38 (11)
Put - S&P 500 Index N/A 6 1 $ 5,400.00 02/24/2025 51 15 (36)
Put - S&P 500 Index N/A 3 — $ 5,750.00 02/24/2025 23 16 (7)
Put - S&P 500 Index N/A 4 — $ 5,675.00 12/23/2024 34 3 (31)
Put - SPDR S&P 500 ETF Trust N/A 10 1 $ 585.00 12/23/2024 9 2 (7)
Put - SPDR S&P 500 ETF Trust N/A 46 5 $ 595.00 12/23/2024 33 16 (17)
Total $ 306 $ 113 $ (193)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - AbbVie Inc N/A 1 $ — $ 210.00 12/23/2024 $ — $ — $ —
Call - Ball Corp N/A 163 16 $ 62.50 12/23/2024 (18) (16) 2
Call - Baxter International Inc N/A 181 18 $ 35.00 12/23/2024 (3) (5) (2)
Call - Baxter International Inc N/A 79 8 $ 35.00 01/21/2025 (6) (6) —
Call - Berry Plastics Group Inc N/A 50 5 $ 62.50 12/23/2024 (34) (77) (43)
Call - Comcast Corp - Class A N/A 74 7 $ 41.00 12/23/2024 (16) (19) (3)
Call - DuPont De Nemours Inc N/A 151 15 $ 82.50 12/23/2024 (47) (32) 15
Call - International Game Techno N/A 106 11 $ 22.00 12/23/2024 (3) — 3
Call - International Game Techno N/A 192 19 $ 21.00 12/23/2024 (17) (1) 16
Call - QUALCOMM Inc N/A 1 — $ 200.00 12/23/2024 — — —
Call - SPDR S&P 500 ETF Trust N/A 11 1 $ 605.00 12/23/2024 (7) (5) 2
Call - Summit Materials Inc N/A 9 1 $ 52.50 12/23/2024 — — —
Call - Summit Materials Inc N/A 85 9 $ 52.50 01/21/2025 — (6) (6)
Put - S&P 500 Index N/A 6 1 $ 4,850.00 02/24/2025 (24) (7) 17
Put - S&P 500 Index N/A 6 1 $ 5,150.00 03/24/2025 (20) (15) 5
Put - S&P 500 Index N/A 6 1 $ 4,775.00 01/21/2025 (19) (3) 16
Put - SPDR S&P 500 ETF Trust N/A 41 4 $ 575 .00 12/23/2024 (13) (5) 8
Total $ (227) $ (197) $ 30
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; December 2025 Short 8 $ 1,924 $ —
3 Month Secured Overnight Financing Rate; June 2026 Short 102 24,565 (30)
Australia 10 Year Bond; December 2024 Short 90 6,649 (113)
CAC40 Index; December 2024 Short 36 2,755 (12)
Canada 10 Year Bond; March 2025 Short 31 2,733 (44)
Cocoa; March 2025
(a)
Long 4 392 131

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Coffee 'C'; March 2025
(a)
Long 19 $ 2,266 $ 484
Corn; March 2025
(a)
Short 88 1,905 17
Cotton No.2; March 2025
(a)
Short 13 468 3
DAX Index; December 2024 Long 9 4,677 110
DJ Euro Stoxx 50; December 2024 Short 7 356 4
DJ Euro Stoxx 50; December 2024 Long 5 255 (8)
Dollar Index; December 2024 Long 13 1,376 44
E-Mini DJIA Index; December 2024 Long 33 7,434 461
Euribor; December 2025 Long 177 45,936 117
Euribor; June 2026 Long 2 519 1
Euro Bond 10 Year Bond; December 2024 Long 28 3,988 (4)
Euro Schatz; December 2024 Long 269 30,436 16
Euro-Bobl 5 Year; December 2024 Long 67 8,486 10
FTSE100 Index; December 2024 Short 5 529 7
FTSE100 Index; December 2024 Long 13 1,374 (17)
Gasoline RBOB; January 2025
(a)
Short 8 638 17
Gold 100 oz; February 2025
(a)
Long 13 3,485 18
Hang Seng Index; December 2024 Long 18 2,256 27
ICE 3 Month Sterling Overnight Index Average; December 2025 Short 25 7,643 (13)
ICE 3 Month Sterling Overnight Index Average; June 2026 Short 2 612 (1)
Japan 10 Year Bond TSE; December 2024 Short 12 11,474 72
Japan Topix Index; December 2024 Long 20 3,581 (37)
KC HRW Wheat; March 2025
(a)
Short 27 730 20
LME Copper; December 2024
(a)
Short — — (164)
LME Copper; March 2025
(a)
Long 5 1,129 (26)
LME PRI Alum; December 2024
(a)
Short — — (50)
LME PRI Alum; March 2025
(a)
Long 14 910 10
LME Zinc; December 2024
(a)
Short — — (28)
LME Zinc; March 2025
(a)
Long 9 699 32
Low Sulphur Gasoline; January 2025
(a)
Short 18 1,209 (13)
Mini Japan 10 Year Bond; December 2024 Short 14 1,340 (2)
Nasdaq 100 E-Mini; December 2024 Long 13 5,458 105
Natural Gas; January 2025
(a)
Short 24 807 (56)
Nikkei 225 OSE; December 2024 Long 11 2,806 (89)
NY Harb ULSD; January 2025
(a)
Short 16 1,473 22
Russell 2000 Emini; December 2024 Short 82 10,023 (1,194)
Russell 2000 Emini; December 2024 Long 35 4,278 253
S&P 500 Emini; December 2024 Short 13 3,933 (222)
S&P 500 Emini; December 2024 Long 27 8,170 265
Silver; March 2025
(a)
Long 9 1,400 11
Soybean Meal; March 2025
(a)
Short 22 655 (1)
Soybean Oil; March 2025
(a)
Short 6 151 1
Soybean; March 2025
(a)
Short 45 2,241 33
Sugar #11; March 2025
(a)
Long 30 708 (44)
UK 10 Year Gilt; March 2025 Short 61 7,443 (48)
US 10 Year Note; March 2025 Short 79 8,784 (48)
US 10 Year Ultra Note; March 2025 Short 45 5,166 (88)
US 2 Year Note; March 2025 Long 207 42,665 82
US 2 Year Note; March 2025 Short 73 15,046 (24)
US 5 Year Note; March 2025 Short 137 14,741 (70)
US 5 Year Note; March 2025 Long 77 8,285 41
US Long Bond; March 2025 Short 77 9,203 (149)
US Ultra Bond; March 2025 Short 7 890 (31)
Wheat; March 2025
(a)
Short 38 1,041 26
WTI Crude; January 2025
(a)
Long 5 340 (2)
Total $ (188)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/18/2024 AUD 10,293 $ 6,836 $ 2 $ (129)
Bank of America NA 12/18/2024 GBP 11,796 $ 15,344 2 (338)
Bank of America NA 12/18/2024 CAD 6,447 $ 4,752 — (144)
Bank of America NA 12/18/2024 EUR 12,115 $ 13,202 4 (393)
Bank of America NA 12/18/2024 JPY 1,348,853 $ 8,916 142 (19)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/18/2024 MXN 11,859 $ 604 $ — $ (19)
Bank of America NA 12/18/2024 NZD 5,590 $ 3,484 — (173)
Bank of America NA 12/18/2024 CHF 1,922 $ 2,281 — (98)
Bank of America NA 12/18/2024 $ 10,811 CHF 9,355 192 (21)
Bank of America NA 12/18/2024 $ 16,623 GBP 12,831 344 (45)
Bank of America NA 12/18/2024 $ 24,153 EUR 22,059 829 (4)
Bank of America NA 12/18/2024 $ 12,905 JPY 1,879,372 397 (84)
Bank of America NA 12/18/2024 $ 12,231 AUD 18,264 318 —
Bank of America NA 12/18/2024 $ 16,564 CAD 22,574 429 —
Bank of America NA 12/18/2024 $ 3,924 MXN 79,111 36 —
Bank of America NA 12/18/2024 $ 7,510 NZD 12,307 223 (2)
BNP Paribas 12/23/2024 AUD 896 $ 581 3 —
BNP Paribas 12/23/2024 EUR 76 $ 79 1 —
BNP Paribas 12/23/2024 IDR 40,266,027 $ 2,523 17 —
BNP Paribas 12/23/2024 MXN 71,658 $ 3,505 14 —
BNP Paribas 12/23/2024 NZD 745 $ 440 2 —
BNP Paribas 12/23/2024 NOK 7,807 $ 705 2 —
BNP Paribas 12/23/2024 PEN 1,988 $ 528 3 —
BNP Paribas 12/23/2024 PHP 95,713 $ 1,621 11 —
BNP Paribas 12/23/2024 RON 15,926 $ 3,362 20 —
BNP Paribas 12/23/2024 SEK 38,729 $ 3,521 38 —
BNP Paribas 12/23/2024 CHF 1,328 $ 1,507 4 —
BNP Paribas 12/23/2024 THB 8,945 $ 259 2 —
BNP Paribas 12/23/2024 $ 2,445 GBP 1,935 — (16)
BNP Paribas 12/23/2024 $ 3,299 ZAR 59,965 — (24)
BNP Paribas 12/23/2024 $ 1,292 TWD 42,027 — (3)
BNP Paribas 12/23/2024 $ 1,331 EUR 1,262 — (4)
BNP Paribas 12/23/2024 $ 1,081 CZK 26,006 — (8)
BNP Paribas 12/23/2024 $ 799 SEK 8,836 — (13)
BNP Paribas 12/23/2024 $ 6,392 AUD 9,810 — (7)
BNP Paribas 12/23/2024 $ 2,091 THB 72,387 — (23)
Citigroup Inc 12/12/2024 $ 4,375 EUR 4,143 — (5)
Citigroup Inc 01/10/2025 ZAR 25,900 $ 1,431 2 —
Citigroup Inc 01/10/2025 TRY 71,600 $ 1,979 12 —
Citigroup Inc 01/10/2025 $ 1,287 PLN 5,300 — (16)
Citigroup Inc 01/10/2025 $ 4,740 CNH 34,266 5 —
Citigroup Inc 01/10/2025 $ 3,259 EUR 3,101 — (23)
Deutsche Bank AG 12/18/2024 $ 228 EUR 206 10 —
Goldman Sachs & Co 12/06/2024 $ 427 EUR 384 20 —
Goldman Sachs & Co 12/11/2024 EUR 773 $ 840 — (23)
Goldman Sachs & Co 12/11/2024 $ 890 EUR 799 45 —
Goldman Sachs & Co 12/17/2024 SEK 7,504 $ 726 — (37)
Goldman Sachs & Co 12/17/2024 $ 703 SEK 7,503 13 —
Goldman Sachs & Co 12/18/2024 EUR 58 $ 64 — (2)
Goldman Sachs & Co 12/18/2024 $ 1,340 EUR 1,223 47 —
Goldman Sachs & Co 12/19/2024 $ 1,685 JPY 250,553 12 (7)
Goldman Sachs & Co 12/19/2024 $ 523 EUR 475 21 —
Goldman Sachs & Co 12/19/2024 $ 1,568 GBP 1,190 53 —
Goldman Sachs & Co 12/20/2024 $ 734 INR 61,900 2 —
Goldman Sachs & Co 12/20/2024 $ 799 GBP 608 27 —
Goldman Sachs & Co 12/31/2024 $ 197 GBP 151 5 —
Goldman Sachs & Co 02/26/2025 EUR 63 $ 66 — —
Goldman Sachs & Co 02/26/2025 $ 183 EUR 175 — (2)
HSBC Securities Inc 12/12/2024 EUR 785 $ 827 3 —
HSBC Securities Inc 12/20/2024 INR 61,900 $ 737 — (5)
HSBC Securities Inc 12/20/2024 $ 2,090 INR 176,394 5 —
HSBC Securities Inc 01/10/2025 CLP 1,937,825 $ 1,979 10 —
HSBC Securities Inc 01/10/2025 ILS 2,525 $ 694 3 —
HSBC Securities Inc 01/10/2025 $ 1,503 PEN 5,675 — (12)
HSBC Securities Inc 01/10/2025 $ 2,791 ZAR 50,550 — (6)
HSBC Securities Inc 01/10/2025 $ 1,299 CLP 1,273,600 — (8)
JPMorgan Chase 12/06/2024 $ 114 EUR 102 6 —
JPMorgan Chase 12/12/2024 $ 165 EUR 149 7 —
JPMorgan Chase 12/13/2024 $ 1,095 EUR 1,000 37 —
JPMorgan Chase 12/19/2024 GBP 26 $ 36 — (2)
JPMorgan Chase 12/19/2024 $ 134 GBP 100 7 —
JPMorgan Chase 12/20/2024 $ 355 GBP 277 3 —
JPMorgan Chase 03/19/2025 $ 326 CAD 453 2 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 05/30/2025 $ 215 CAD 300 $ — $ (1)
Merrill Lynch 12/05/2024 $ 105 EUR 95 5 —
Merrill Lynch 01/31/2025 $ 283 EUR 261 6 —
Morgan Stanley & Co 12/18/2024 $ 603 GBP 462 15 —
RBC Dominon Securities Corp 12/05/2024 $ 7,521 CAD 10,500 21 —
RBC Dominon Securities Corp 12/18/2024 $ 6,452 CAD 9,000 20 —
RBC Dominon Securities Corp 12/23/2024 BRL 4,017 $ 689 — (22)
RBC Dominon Securities Corp 12/23/2024 GBP 460 $ 580 5 —
RBC Dominon Securities Corp 12/23/2024 CAD 814 $ 581 1 —
RBC Dominon Securities Corp 12/23/2024 CLP 63,520 $ 66 — —
RBC Dominon Securities Corp 12/23/2024 CNH 1,868 $ 258 — —
RBC Dominon Securities Corp 12/23/2024 COP 13,908,618 $ 3,167 — (37)
RBC Dominon Securities Corp 12/23/2024 HUF 745,180 $ 1,905 2 —
RBC Dominon Securities Corp 12/23/2024 INR 194,157 $ 2,296 — (1)
RBC Dominon Securities Corp 12/23/2024 IDR 6,095,029 $ 384 1 —
RBC Dominon Securities Corp 12/23/2024 JPY 1,015,257 $ 6,612 196 —
RBC Dominon Securities Corp 12/23/2024 NZD 245 $ 143 2 —
RBC Dominon Securities Corp 12/23/2024 NOK 4,840 $ 436 3 —
RBC Dominon Securities Corp 12/23/2024 PLN 11,540 $ 2,792 47 —
RBC Dominon Securities Corp 12/23/2024 $ 446 HUF 174,211 — —
RBC Dominon Securities Corp 12/23/2024 $ 390 TWD 12,675 — (1)
RBC Dominon Securities Corp 12/23/2024 $ 4,170 CAD 5,818 11 —
RBC Dominon Securities Corp 12/23/2024 $ 2,953 CNH 21,377 1 —
RBC Dominon Securities Corp 12/23/2024 $ 3,058 NZD 5,207 — (26)
RBC Dominon Securities Corp 12/23/2024 $ 3,619 KRW 5,054,148 — (8)
RBC Dominon Securities Corp 12/23/2024 $ 4,154 PEN 15,770 — (56)
RBC Dominon Securities Corp 12/23/2024 $ 123 ZAR 2,239 — (1)
RBC Dominon Securities Corp 12/23/2024 $ 2,427 SEK 26,510 — (9)
RBC Dominon Securities Corp 12/23/2024 $ 449 PHP 26,362 — —
RBC Dominon Securities Corp 01/15/2025 $ 4,485 CAD 6,250 13 —
RBC Dominon Securities Corp 01/30/2025 $ 3,446 CAD 4,800 9 —
RBC Dominon Securities Corp 02/12/2025 $ 3,447 CAD 4,800 8 —
Total $ 3,758 $ (1,877)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
November 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.37% (1.00)% Quarterly 12/20/2026 $ 2,650 $ (33) $ — $ — $ (33)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.35% (1.00)% Quarterly 12/20/2026 2,650 (33) (1) — (34)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.35% (1.00)% Quarterly 12/20/2026 2,150 (27) (1) — (28)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.33% (1.00)% Quarterly 12/20/2026 2,650 (33) (2) — (35)
Total $ (126) $ (4) $ — $ (130)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
November 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 $ 3,285 $ (232) $ (50) $ (282)
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 785 (63) (4) (67)
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 785 (60) (7) (67)
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 2,000 (142) (30) (172)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps (continued)
Buy Protection (continued)
Reference Entity
Implied Credit
Spread as of
November 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
ITRX.XOVER.42 N/A (5.00)% Quarterly 12/20/2029 EUR 3,850 $ (343) $ (10) $ (353)
Total $ (840) $ (101) $ (941)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
1 Day MXN TIIE Banxico Pay 8.59% Monthly Monthly N/A 12/16/2026 MXN 195,000 $ (105) $ (2) $ (107)
1 Day MXN TIIE Banxico Receive 0.00% Monthly Monthly N/A 12/24/2025 195,000 863 14 877
28 Day MXN TIIE Banxico Pay 0.00% Monthly Monthly N/A 12/24/2025 195,000 (878) (14) (892)
6 Month Warsaw Interbank Offered Rate Pay 4.37% Semiannual Annual N/A 12/18/2029 PLN 6,600 (7) 1 (6)
6 Month Warsaw Interbank Offered Rate Pay 4.37% Semiannual Annual N/A 12/18/2029 6,700 9 (15) (6)
Brazil Cetip DI Interbank Deposit Rate Pay 12.73% Maturity Maturity N/A 01/04/2027 BRL 54,714 (164) — (164)
Brazil Cetip DI Interbank Deposit Rate Pay 12.73% Maturity Maturity N/A 01/04/2027 28,174 (35) (49) (84)
Total $ (317) $ (65) $ (382)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/06/2025
Maturity 03/11/2025 $ 203 $ — $ 11 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 156 — 14 —
Goldman Sachs &
Co
(a)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long securities
traded in foreign currencies
but settle in USD
Monthly 02/05/2025-
12/02/2025
22,620 — — (1,139)
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 258 — 39 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/17/2024
Maturity 12/20/2024 259 — 38 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 167 — 1 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/04/2025
Maturity 03/07/2025 238 — 22 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/16/2025
Maturity 09/16/2025 164 — — (1)
JPMorgan Chase
(b)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in foreign
currencies but settle in USD
Monthly 12/30/2024-
02/28/2025
13,005 — 27 —
Morgan Stanley &
Co
(c)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 07/29/2026 93,452 — 4,329 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Morgan Stanley &
Co
(d)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 09/06/2028 $ 20,230 $ — $ — $ (383)
Total $ — $ 4,481 $ (1,523)
The maturity dates are measured from the commencement of investment in each underlying position of a custom basket.
The spread for a custom basket is negotiated at the security level and is usually similar within a region but may vary.
Notional Amount represents the total absolute value of the underlying securities in a custom basket.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.
91
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Hess Corp
25,000
$ 3,680
16.27%
Schlumberger NV
(57,667)
(2,534)
(11.20)%
International Paper Co
(35,271)
(2,075)
(9.17)%
Britvic PLC
90,546
1,486
6.57%
Shinko Electric Industries Co Ltd
42,334
1,485
6.56%
UMB Financial Corp
(9,850)
(1,236)
(5.46)%
Neoen SA
29,240
1,222
5.40%
Capital One Financial Corp
(5,210)
(1,000)
(4.42)%
Amcor PLC
(89,860)
(956)
(4.23)%
Kellanova
11,305
919
4.06%
Baxter International Inc
24,700
833
3.68%
Hargreaves Lansdown PLC
54,233
755
3.33%
Ball Corp
10,100
628
2.78%
United States Steel Corp
14,437
589
2.60%
CONSOL Energy Inc
(3,917)
(512)
(2.26)%
Covestro AG
7,632
465
2.05%
Vivendi SE
38,718
356
1.57%
Atlantic Union Bankshares Corp
(7,781)
(330)
(1.46)%
Nokia Oyj
(63,254)
(266)
(1.17)%
Chevron Corp
(1,265)
(205)
(0.91)%
Vizio Holding Corp
17,079
195
0.86%
Renasant Corp
(4,746)
(179)
(0.79)%
Spirent Communications PLC
74,374
162
0.72%
Synopsys Inc
(269)
(150)
(0.66)%
DS Smith PLC
17,594
130
0.58%
Siemens AG
460
89
0.39%
thyssenkrupp AG
21,464
88
0.39%
Amedisys Inc
937
86
0.38%
Juniper Networks Inc
338
12
0.05%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Chevron Corp
(46,736)
$ (7,568)
(58.19)%
DS Smith PLC
375,341
2,782
21.39%
Hess Corp
7,312
1,076
8.27%
International Paper Co
(15,255)
(897)
(6.90)%
Hargreaves Lansdown PLC
24,968
347
2.67%
Vivendi SE
13,353
123
0.94%
Nuveen New York AMT-Free Quality Municipal Income Fund
10,491
116
0.89%
Britvic PLC
5,572

0.71%
Invesco Dynamic Credit Opportunity Fund
329
4
0.03%
(a) Top Underlying Securities WESTGSUSD
(b) Top Underlying Securities WESEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
NVIDIA Corp
7,502
$ 1,037
1.11%
Microsoft Corp
2,336
989
1.06%
Boeing Co/The
(4,912)
(764)
(0.82)%
APA Corp
(31,807)
(720)
(0.77)%
Apple Inc
2,882
684
0.73%
Dexcom Inc
(8,191)
(639)
(0.68)%
Southwest Airlines Co
(19,551)
(633)
(0.68)%
Alphabet Inc - A Shares
3,670
620
0.66%
Paramount Global - Class B
(56,406)
(612)
(0.66)%
Amazon.com Inc
2,842
591
0.63%
Dow Inc
(13,186)
(583)
(0.62)%
Huntington Ingalls Industries Inc
(2,810)
(556)
(0.59)%
Equifax Inc
(2,121)
(555)
(0.59)%
McCormick & Co Inc/MD
(6,734)
(528)
(0.56)%
International Flavors & Fragrances Inc
(5,762)
(526)
(0.56)%
Labcorp Holdings Inc
(2,163)
(522)
(0.56)%
Intel Corp
(21,688)
(522)
(0.56)%
Cooper Cos Inc/The
(4,970)
(519)
(0.55)%
West Pharmaceutical Services Inc
(1,581)
(515)
(0.55)%
Mosaic Co/The
(18,905)
(500)
(0.53)%
AES Corp/The
(37,478)
(489)
(0.52)%
Monster Beverage Corp
(8,837)
(487)
(0.52)%
Occidental Petroleum Corp
(9,607)
(486)
(0.52)%
Warner Bros Discovery Inc
(45,900)
(481)
(0.51)%
Juniper Networks Inc
(13,304)
(478)
(0.51)%
First Solar Inc
(2,369)
(472)
(0.51)%
Constellation Energy Corp
1,827
469
0.50%
Zoetis Inc
(2,656)
(465)
(0.50)%
Fidelity National Information Services Inc
(5,398)
(460)
(0.49)%
Norfolk Southern Corp
(1,665)
(459)
(0.49)%
IDEX Corp
(1,979)
(456)
(0.49)%
Xcel Energy Inc
(6,289)
(456)
(0.49)%
Rockwell Automation Inc
(1,540)
(455)
(0.49)%
Take-Two Interactive Software Inc
(2,391)
(450)
(0.48)%
PACCAR Inc
(3,837)
(449)
(0.48)%
Eversource Energy
(6,891)
(444)
(0.47)%
MSCI Inc
(726)
(443)
(0.47)%
Globe Life Inc
(3,967)
(441)
(0.47)%
Verisk Analytics Inc
(1,473)
(433)
(0.46)%
Akamai Technologies Inc
(4,520)
(425)
(0.46)%
Devon Energy Corp
(11,173)
(424)
(0.45)%
Williams Cos Inc/The
(7,244)
(424)
(0.45)%
Meta Platforms Inc
737
423
0.45%
Exelon Corp
(10,658)
(422)
(0.45)%
Targa Resources Corp
(2,030)
(415)
(0.45)%
Erie Indemnity Co
(930)
(410)
(0.44)%
Chipotle Mexican Grill Inc
(6,626)
(408)
(0.44)%
Alliant Energy Corp
(6,447)
(407)
(0.44)%
Fastenal Co
(4,821)
(403)
(0.43)%
CoStar Group Inc
(4,898)
(398)
(0.42)%
(c) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Teledyne Technologies Inc
(745)
$ (362)
(1.79)%
Stellantis NV
(23,229)
(308)
(1.52)%
Zealand Pharma A/S
(2,764)
(286)
(1.41)%
Assurant Inc
(1,244)
(283)
(1.40)%
West Fraser Timber Co Ltd
(2,600)
(255)
(1.26)%
Danaher Corp
(1,049)
(251)
(1.24)%
DSV A/S
(1,164)
(249)
(1.23)%
Deere & Co
(531)
(247)
(1.22)%
GoDaddy Inc
(1,234)
(244)
(1.21)%
Fastighets AB Balder
(31,383)
(242)
(1.19)%
APA Group
(50,463)
(238)
(1.18)%
Agilent Technologies Inc
(1,720)
(237)
(1.17)%
Canadian Pacific Kansas City Ltd
(3,100)
(237)
(1.17)%
Elevance Health Inc
(565)
(230)
(1.14)%
Roper Technologies Inc
(368)
(208)
(1.03)%
CGI Inc
(1,800)
(204)
(1.01)%
Clariant AG
(16,718)
(201)
(1.00)%
Ashtead Group PLC
(2,479)
(198)
(0.98)%
Keisei Electric Railway Co Ltd
(6,600)
(198)
(0.98)%
Teck Resources Ltd
(4,200)
(196)
(0.97)%
Old Dominion Freight Line Inc
(860)
(194)
(0.96)%
Builders FirstSource Inc
(1,037)
(193)
(0.95)%
Revvity Inc
(1,634)
(190)
(0.94)%
JB Hunt Transport Services Inc
(997)
(189)
(0.93)%
SoftBank Group Corp
(3,100)
(185)
(0.91)%
Jacobs Solutions Inc
(1,304)
(184)
(0.91)%
Zensho Holdings Co Ltd
(3,000)
(181)
(0.89)%
Cie Generale des Etablissements Michelin SCA
(5,513)
(179)
(0.88)%
FirstService Corp
(900)
(176)
(0.87)%
Tokyo Gas Co Ltd
(5,700)
(172)
(0.85)%
EQT AB
(5,599)
(170)
(0.84)%
Washington H Soul Pattinson & Co Ltd
(7,400)
(168)
(0.83)%
Pembina Pipeline Corp
(3,900)
(161)
(0.79)%
CarMax Inc
(1,886)
(158)
(0.78)%
Graco Inc
(1,715)
(156)
(0.77)%
Waters Corp
(400)
(154)
(0.76)%
Hikari Tsushin Inc
(700)
(153)
(0.76)%
PACCAR Inc
(1,303)
(152)
(0.75)%
BlueScope Steel Ltd
(10,518)
(152)
(0.75)%
Phillips 66
(1,122)
(150)
(0.74)%
Delta Air Lines Inc
(2,353)
(150)
(0.74)%
MicroStrategy Inc
(385)
(149)
(0.74)%
FUJIFILM Holdings Corp
(6,600)
(149)
(0.74)%
Tokyu Corp
(12,700)
(149)
(0.74)%
Hyatt Hotels Corp
(940)
(148)
(0.73)%
Swire Pacific Ltd
(18,000)
(148)
(0.73)%
Cooper Cos Inc/The
(1,380)
(144)
(0.71)%
Bio-Rad Laboratories Inc
(419)
(143)
(0.70)%
Reliance Inc
(436)
(140)
(0.69)%
Japan Post Holdings Co Ltd
(13,900)
(139)
(0.69)%
(d) Top Underlying Securities LACEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2024 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (0.06)% Shares Value (000's)
Coal - (0.02)%
CONSOL Energy Inc 531 $ 69
Packaging & Containers - (0.04)%
Amcor PLC 17,741 189
TOTAL COMMON STOCKS (proceeds $258) $ 258
TOTAL SHORT SALES (proceeds $258) $ 258

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .60 % Shares Held Value (000's)
Money Market Funds - 2 .60%
Principal Government Money Market Fund - Class
R-6 4.53%
(a),(b)
520,464 $ 520
TOTAL INVESTMENT COMPANIES $ 520
COMMON STOCKS - 97 .21 % Shares Held Value (000's)
Commercial Services - 5 .37%
Atlas Arteria Ltd 162,969 $ 512
CCR SA 189,922 344
Hutchison Port Holdings Trust 1,393,900 220
$ 1,076
Electric - 43 .48%
American Electric Power Co Inc 1,420 142
CenterPoint Energy Inc 22,463 733
CLP Holdings Ltd 33,000 278
CMS Energy Corp 10,085 703
DTE Energy Co 3,576 450
EDP Renovaveis SA 39,802 467
Elia Group SA/NV 4,376 410
Emera Inc 16,100 614
Entergy Corp 5,281 825
National Grid PLC 68,766 868
NextEra Energy Inc 13,620 1,071
Northwestern Energy Group Inc 7,562 418
PG&E Corp 41,959 908
Xcel Energy Inc 11,278 818
$ 8,705
Engineering & Construction - 12 .02%
Aeroports de Paris SA 5,037 583
Beijing Capital International Airport Co Ltd
(c)
1,008,000 349
Cellnex Telecom SA - Rights
(c),(d)
17,941 645
China Tower Corp Ltd
(d)
1,850,000 243
Enav SpA
(d)
45,317 195
Grupo Aeroportuario del Centro Norte SAB de CV 48,200 391
$ 2,406
Gas - 3 .23%
China Resources Gas Group Ltd 58,400 210
ENN Energy Holdings Ltd 64,200 436
$ 646
Pipelines - 12 .05%
APA Group 106,099 501
DT Midstream Inc 2,634 280
Gibson Energy Inc 35,600 600
Williams Cos Inc/The 17,640 1,032
$ 2,413
REITs - 9 .11%
American Tower Corp 5,292 1,106
Crown Castle Inc 6,741 717
$ 1,823
Telecommunications - 0 .82%
Indus Towers Ltd
(c)
39,761 165
Transportation - 7 .07%
Canadian National Railway Co 7,600 849
Union Pacific Corp 2,319 567
$ 1,416
Water - 4 .06%
Aguas Andinas SA 754,127 228
Severn Trent PLC 16,996 584
$ 812
TOTAL COMMON STOCKS $ 19,462
Total Investments $ 19,982
Other Assets and Liabilities -  0.19% 38
TOTAL NET ASSETS - 100.00% $ 20,020
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,083 or 5.41% of net assets.

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
November 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 438 $ 1,443 $ 1,361 $ 520
$ 438 $ 1,443 $ 1,361 $ 520
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 7 $ — $ — $ —
$ 7 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .11 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .72%
iShares MSCI EAFE ETF 390,800 $ 30,861
Money Market Funds - 0 .39%
BlackRock Liquidity FedFund - Institutional Class
4.54%
(a),(b)
2,231,300 2,232
Principal Government Money Market Fund - Class
R-6 4.53%
(a),(c)
2,214,333 2,214
$ 4,446
TOTAL INVESTMENT COMPANIES $ 35,307
COMMON STOCKS - 96 .37 % Shares Held Value (000's)
Advertising - 0 .24%
Dentsu Group Inc 13,200 $ 338
Publicis Groupe SA 15,207 1,652
WPP PLC 71,560 782
$ 2,772
Aerospace & Defense - 2 .28%
Airbus SE 39,481 6,171
BAE Systems PLC 200,794 3,138
Dassault Aviation SA 1,306 260
Elbit Systems Ltd 1,775 431
Leonardo SpA 26,851 723
Melrose Industries PLC 85,683 627
MTU Aero Engines AG 3,574 1,219
Rheinmetall AG 2,895 1,910
Rolls-Royce Holdings PLC
(d)
565,080 4,020
Saab AB 21,312 467
Safran SA 24,130 5,631
Singapore Technologies Engineering Ltd 103,900 349
Thales SA 6,157 921
$ 25,867
Agriculture - 0 .82%
British American Tobacco PLC 132,373 5,028
Imperial Brands PLC 53,301 1,743
Japan Tobacco Inc 79,700 2,248
Wilmar International Ltd 127,600 294
$ 9,313
Airlines - 0 .12%
ANA Holdings Inc 10,600 205
Deutsche Lufthansa AG 39,866 268
Japan Airlines Co Ltd 9,500 158
Qantas Airways Ltd
(d)
50,908 292
Singapore Airlines Ltd
(e)
99,100 467
$ 1,390
Apparel - 1 .85%
Adidas AG 10,764 2,546
Asics Corp 45,400 917
Hermes International SCA 2,104 4,592
Kering SA 4,943 1,157
LVMH Moet Hennessy Louis Vuitton SE 18,277 11,458
Puma SE 7,015 330
$ 21,000
Automobile Manufacturers - 2 .75%
Bayerische Motoren Werke AG 19,261 1,432
Daimler Truck Holding AG 32,799 1,243
Ferrari NV 8,375 3,648
Honda Motor Co Ltd 298,200 2,573
Isuzu Motors Ltd 37,400 499
Mercedes-Benz Group AG 49,757 2,797
Nissan Motor Co Ltd 148,100 357
Renault SA 12,789 549
Stellantis NV 130,560 1,733
Subaru Corp 39,000 626
Suzuki Motor Corp 104,400 1,110
Toyota Motor Corp 682,100 11,655
Volvo AB - A Shares 13,323 334
Volvo AB - B Shares 105,541 2,629
$ 31,185
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .63%
Aisin Corp 34,900 $ 369
Bridgestone Corp 37,900 1,356
Cie Generale des Etablissements Michelin SCA 44,388 1,444
Continental AG 7,319 482
Denso Corp 125,600 1,798
Sumitomo Electric Industries Ltd 47,400 915
Toyota Industries Corp 10,800 807
$ 7,171
Banks - 12 .42%
ABN AMRO Bank NV
(f)
30,484 473
AIB Group PLC 123,778 676
ANZ Group Holdings Ltd 197,880 4,033
Banco Bilbao Vizcaya Argentaria SA 382,923 3,617
Banco BPM SpA 85,689 653
Banco de Sabadell SA 361,960 683
Banco Santander SA 1,029,466 4,753
Bank Hapoalim BM 83,993 965
Bank Leumi Le-Israel BM 100,180 1,142
Bank of Ireland Group PLC 66,723 585
Banque Cantonale Vaudoise 2,001 199
Barclays PLC 965,616 3,237
BNP Paribas SA 67,620 4,042
BOC Hong Kong Holdings Ltd 246,000 759
BPER Banca SPA 66,119 404
CaixaBank SA 265,597 1,443
Chiba Bank Ltd/The 37,900 317
Commerzbank AG 62,969 966
Commonwealth Bank of Australia 111,196 11,544
Computershare Ltd 35,234 734
Concordia Financial Group Ltd
(e)
69,800 419
Credit Agricole SA 70,718 947
Danske Bank A/S 45,821 1,318
DBS Group Holdings Ltd 132,370 4,200
Deutsche Bank AG 125,905 2,141
DNB Bank ASA 59,486 1,245
Erste Group Bank AG 22,367 1,228
FinecoBank Banca Fineco SpA 40,652 652
Hang Seng Bank Ltd 50,000 597
HSBC Holdings PLC 1,209,564 11,272
ING Groep NV 219,482 3,388
Intesa Sanpaolo SpA 971,793 3,730
Israel Discount Bank Ltd 82,304 542
Japan Post Bank Co Ltd 96,000 908
KBC Group NV 15,243 1,102
Lloyds Banking Group PLC 4,075,130 2,747
Macquarie Group Ltd 24,057 3,639
Mediobanca Banca di Credito Finanziario SpA 33,251 485
Mitsubishi UFJ Financial Group Inc 737,800 8,806
Mizrahi Tefahot Bank Ltd 10,311 446
Mizuho Financial Group Inc 160,280 4,047
National Australia Bank Ltd 204,244 5,228
NatWest Group PLC 469,038 2,406
Nordea Bank Abp 209,626 2,369
Oversea-Chinese Banking Corp Ltd 225,000 2,735
Resona Holdings Inc 138,800 1,161
Shizuoka Financial Group Inc 29,000 258
Skandinaviska Enskilda Banken AB 105,434 1,463
Societe Generale SA 47,857 1,269
Standard Chartered PLC 139,617 1,726
Sumitomo Mitsui Financial Group Inc 247,700 6,113
Sumitomo Mitsui Trust Group Inc 43,088 1,080
Svenska Handelsbanken AB 96,845 1,007
Swedbank AB 56,384 1,105
UBS Group AG 218,526 7,067
UniCredit SpA 97,887 3,760
United Overseas Bank Ltd 84,000 2,281
Westpac Banking Corp 228,441 4,987
$ 141,099

Schedule of Investments
International Equity Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1 .45%
Anheuser-Busch InBev SA/NV 59,704 $ 3,209
Asahi Group Holdings Ltd 96,000 1,047
Carlsberg AS 6,356 656
Coca-Cola Europacific Partners PLC 13,765 1,068
Coca-Cola HBC AG
(d)
14,433 515
Davide Campari-Milano NV 40,961 246
Diageo PLC 147,839 4,417
Endeavour Group Ltd/Australia 101,287 289
Heineken Holding NV 8,624 546
Heineken NV 19,134 1,416
JDE Peet's NV 8,097 161
Kirin Holdings Co Ltd 51,500 720
Pernod Ricard SA 13,465 1,509
Suntory Beverage & Food Ltd 9,200 314
Treasury Wine Estates Ltd 53,987 400
$ 16,513
Biotechnology - 0 .86%
Argenx SE
(d)
3,973 2,452
Bachem Holding AG 2,242 174
CSL Ltd 32,172 5,931
Genmab A/S
(d)
4,180 901
Swedish Orphan Biovitrum AB
(d)
12,967 360
$ 9,818
Building Materials - 1 .54%
AGC Inc 13,000 408
Cie de Saint-Gobain SA 30,138 2,752
Daikin Industries Ltd 17,500 2,117
Geberit AG 2,220 1,339
Heidelberg Materials AG 9,068 1,147
Holcim AG
(d)
34,630 3,529
Investment AB Latour 9,837 250
James Hardie Industries PLC
(d)
28,534 1,063
Kingspan Group PLC 10,258 773
Nibe Industrier AB 100,832 428
ROCKWOOL A/S 623 228
Sika AG 10,129 2,629
Svenska Cellulosa AB SCA 40,320 524
TOTO Ltd 9,400 254
$ 17,441
Chemicals - 2 .44%
Air Liquide SA 38,419 6,390
Akzo Nobel NV 11,353 663
Arkema SA 3,744 297
Asahi Kasei Corp 83,400 596
BASF SE 59,301 2,665
Brenntag SE 8,646 558
Clariant AG
(d)
14,335 173
Covestro AG
(d),(f)
11,930 728
Croda International PLC 8,826 388
DSM-Firmenich AG 12,356 1,357
EMS-Chemie Holding AG 467 333
Evonik Industries AG 17,052 313
Givaudan SA 613 2,704
ICL Group Ltd 51,434 234
Mitsubishi Chemical Group Corp 90,200 475
Mitsui Chemicals Inc 11,300 263
Nippon Paint Holdings Co Ltd 63,100 433
Nippon Sanso Holdings Corp 11,500 337
Nitto Denko Corp 47,000 751
Novonesis (Novozymes) B 23,411 1,374
Shin-Etsu Chemical Co Ltd 119,700 4,442
Syensqo SA 4,931 367
Symrise AG 8,816 975
Toray Industries Inc 91,900 588
Yara International ASA 11,001 310
$ 27,714
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 2 .85%
Adecco Group AG 11,206 $ 299
Adyen NV
(d),(f)
1,444 2,102
Ashtead Group PLC 29,055 2,329
Brambles Ltd 92,499 1,152
Bureau Veritas SA 21,139 644
Dai Nippon Printing Co Ltd 25,800 394
Edenred SE 16,284 539
Experian PLC 61,099 2,921
Intertek Group PLC 10,738 645
Nexi SpA
(d),(f)
34,204 202
Randstad NV 7,221 317
Recruit Holdings Co Ltd 93,200 6,483
RELX PLC 123,794 5,836
Rentokil Initial PLC 167,576 841
Secom Co Ltd 27,900 975
Securitas AB 32,721 415
SGS SA 10,073 1,000
TOPPAN Holdings Inc 15,900 426
Transurban Group 206,208 1,726
Wise PLC
(d)
44,318 498
Wolters Kluwer NV 15,847 2,645
$ 32,389
Computers - 1 .00%
Bechtle AG 5,442 179
Capgemini SE 10,322 1,659
Check Point Software Technologies Ltd
(d)
5,846 1,064
CyberArk Software Ltd
(d)
2,869 928
Fujitsu Ltd 110,100 2,115
Logitech International SA 10,105 821
NEC Corp 16,300 1,394
Nomura Research Institute Ltd 25,143 770
NTT Data Group Corp 41,800 812
Obic Co Ltd 21,500 706
Otsuka Corp 15,100 377
SCSK Corp 10,400 211
Teleperformance SE 3,626 342
$ 11,378
Consumer Products - 0 .30%
Henkel AG & Co KGaA 6,914 525
Reckitt Benckiser Group PLC 45,929 2,849
$ 3,374
Cosmetics & Personal Care - 1 .97%
Beiersdorf AG 6,587 854
Essity AB 40,539 1,117
Haleon PLC 511,293 2,439
Kao Corp 31,000 1,349
L'Oreal SA 15,956 5,552
Shiseido Co Ltd 26,600 495
Unicharm Corp 24,700 643
Unilever PLC 164,941 9,877
$ 22,326
Distribution & Wholesale - 1 .59%
AddTech AB 17,269 475
Bunzl PLC 22,322 1,011
D'ieteren Group 1,429 306
IMCD NV 3,791 569
ITOCHU Corp 79,000 3,909
Marubeni Corp 94,600 1,428
Mitsubishi Corp 222,100 3,761
Mitsui & Co Ltd 167,700 3,524
Rexel SA 14,861 384
SGH Ltd 13,539 439
Sumitomo Corp 72,400 1,554
Toyota Tsusho Corp 42,200 722
$ 18,082
Diversified Financial Services - 1 .82%
AerCap Holdings NV 12,907 1,282
Amundi SA
(f)
4,079 266
ASX Ltd 12,900 557

Schedule of Investments
International Equity Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Daiwa Securities Group Inc 88,700 $ 597
Deutsche Boerse AG 12,511 2,929
Euronext NV
(f)
5,194 580
Futu Holdings Ltd ADR
(d)
3,727 325
Hargreaves Lansdown PLC 23,669 329
Hong Kong Exchanges & Clearing Ltd 80,000 3,012
Japan Exchange Group Inc 65,800 796
Julius Baer Group Ltd 13,674 906
London Stock Exchange Group PLC 31,769 4,553
Mitsubishi HC Capital Inc 58,500 395
Nomura Holdings Inc 199,500 1,209
ORIX Corp 76,700 1,727
SBI Holdings Inc 18,090 457
Schroders PLC 53,554 215
Singapore Exchange Ltd 57,100 542
$ 20,677
Electric - 2 .62%
BKW AG 1,403 241
Chubu Electric Power Co Inc 42,800 453
CLP Holdings Ltd 109,000 918
E.ON SE 149,170 1,923
EDP Renovaveis SA 20,756 244
EDP SA 208,233 753
Elia Group SA/NV 1,954 183
Endesa SA 21,133 463
Enel SpA 540,393 3,892
Engie SA 121,353 1,934
Fortum Oyj 29,850 450
Iberdrola SA 401,709 5,728
Kansai Electric Power Co Inc/The 46,700 602
Mercury NZ Ltd 46,492 182
Meridian Energy Ltd 86,115 317
National Grid PLC 324,633 4,098
Origin Energy Ltd 114,341 812
Orsted AS
(d),(f)
11,172 622
Power Assets Holdings Ltd 92,000 605
Redeia Corp SA 27,000 482
RWE AG 42,005 1,417
Sembcorp Industries Ltd 59,400 232
SSE PLC 73,365 1,655
Terna - Rete Elettrica Nazionale 93,371 790
Tokyo Electric Power Co Holdings Inc
(d)
101,600 366
Verbund AG 4,531 362
$ 29,724
Electrical Components & Equipment - 1 .05%
Brother Industries Ltd 15,500 273
Fujikura Ltd 16,700 597
Legrand SA 17,424 1,748
Schneider Electric SE 36,333 9,360
$ 11,978
Electronics - 1 .66%
ABB Ltd 105,079 5,999
Assa Abloy AB 66,594 2,045
Halma PLC 25,200 868
Hoya Corp 23,100 2,986
Kyocera Corp 85,200 840
MINEBEA MITSUMI Inc 24,000 395
Murata Manufacturing Co Ltd 112,400 1,881
NIDEC CORP 55,400 1,022
SCREEN Holdings Co Ltd 5,400 341
Shimadzu Corp 15,700 443
TDK Corp 129,200 1,675
Yokogawa Electric Corp 15,200 340
$ 18,835
Energy - Alternate Sources - 0 .09%
Vestas Wind Systems A/S
(d)
67,045 1,050
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 1 .10%
Acciona SA 1,640 $ 209
ACS Actividades de Construccion y Servicios SA 11,732 545
Aena SME SA
(f)
4,980 1,079
Aeroports de Paris SA 2,301 266
Auckland International Airport Ltd 100,560 462
Bouygues SA 12,616 376
Cellnex Telecom SA - Rights
(d),(f)
35,192 1,265
CK Infrastructure Holdings Ltd 42,000 290
Eiffage SA 4,890 441
Ferrovial SE 31,620 1,304
Infrastrutture Wireless Italiane SpA
(f)
22,329 230
Kajima Corp 26,200 480
Keppel Ltd 96,900 487
Obayashi Corp 43,000 614
Skanska AB 22,639 473
Taisei Corp 11,000 479
Vinci SA 33,237 3,513
$ 12,513
Entertainment - 0 .69%
Aristocrat Leisure Ltd 37,635 1,669
CTS Eventim AG & Co KGaA 4,152 367
Entain PLC 40,352 414
Evolution AB
(f)
11,260 982
Genting Singapore Ltd 401,800 230
La Francaise des Jeux SACA
(f)
6,780 268
Lottery Corp Ltd/The 148,089 502
Oriental Land Co Ltd/Japan 72,500 1,711
Toho Co Ltd/Tokyo 7,400 324
Universal Music Group NV 54,683 1,317
$ 7,784
Food - 3 .51%
Aeon Co Ltd 43,400 1,044
Ajinomoto Co Inc 30,800 1,296
Barry Callebaut AG 237 362
Carrefour SA 36,086 550
Chocoladefabriken Lindt & Spruengli AG - PC 66 764
Chocoladefabriken Lindt & Spruengli AG - REG 7 795
CK Hutchison Holdings Ltd 178,132 932
Coles Group Ltd 89,117 1,082
Danone SA 42,893 2,934
J Sainsbury PLC 117,466 391
Jeronimo Martins SGPS SA 18,842 367
Kerry Group PLC 10,174 984
Kesko Oyj 18,173 361
Kikkoman Corp 45,000 495
Kobe Bussan Co Ltd 10,000 253
Koninklijke Ahold Delhaize NV 61,747 2,131
Lotus Bakeries NV 27 325
Marks & Spencer Group PLC 136,274 664
MEIJI Holdings Co Ltd 15,600 334
Mowi ASA 30,965 563
Nestle SA 174,077 15,117
Nissin Foods Holdings Co Ltd 13,300 354
Orkla ASA 46,640 431
Salmar ASA 4,386 228
Seven & i Holdings Co Ltd 147,100 2,555
Tesco PLC 455,263 2,124
WH Group Ltd
(f)
555,000 442
Woolworths Group Ltd 81,165 1,601
Yakult Honsha Co Ltd 17,000 348
$ 39,827
Food Service - 0 .38%
Compass Group PLC 112,744 3,863
Sodexo SA 5,886 490
$ 4,353

Schedule of Investments
International Equity Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .14%
Holmen AB 5,064 $ 191
Mondi PLC 29,369 445
UPM-Kymmene Oyj 35,436 932
$ 1,568
Gas - 0 .20%
Centrica PLC 342,608 556
Hong Kong & China Gas Co Ltd 742,387 565
Osaka Gas Co Ltd 24,200 531
Snam SpA 134,167 625
$ 2,277
Hand & Machine Tools - 0 .31%
Fuji Electric Co Ltd 8,900 503
Makita Corp 15,800 496
Schindler Holding AG - PC 2,701 781
Schindler Holding AG - REG 1,562 443
Techtronic Industries Co Ltd 91,500 1,302
$ 3,525
Healthcare - Products - 2 .08%
Alcon AG 33,201 2,956
Carl Zeiss Meditec AG 2,674 160
Cochlear Ltd 4,347 865
Coloplast A/S 8,374 1,057
Demant A/S
(d)
5,876 225
DiaSorin SpA 1,487 166
EssilorLuxottica SA 19,750 4,801
Fisher & Paykel Healthcare Corp Ltd 38,970 879
FUJIFILM Holdings Corp 74,400 1,683
Getinge AB 15,198 238
Koninklijke Philips NV
(d)
53,080 1,452
Lifco AB 15,510 471
Olympus Corp 78,300 1,238
QIAGEN NV
(d)
14,760 646
Sartorius Stedim Biotech 1,943 371
Siemens Healthineers AG
(f)
18,724 1,017
Smith & Nephew PLC 58,174 738
Sonova Holding AG 3,367 1,152
Straumann Holding AG 7,410 968
Sysmex Corp 33,500 710
Terumo Corp 89,100 1,820
$ 23,613
Healthcare - Services - 0 .54%
BioMerieux 2,756 288
Eurofins Scientific SE 8,988 445
Fresenius Medical Care AG 13,665 601
Fresenius SE & Co KGaA
(d)
28,048 987
Lonza Group AG 4,799 2,877
Ramsay Health Care Ltd 12,230 317
Sonic Healthcare Ltd 30,365 568
$ 6,083
Holding Companies - Diversified - 0 .08%
Jardine Matheson Holdings Ltd 10,668 466
Swire Pacific Ltd 27,000 222
Wharf Holdings Ltd/The 71,000 196
$ 884
Home Builders - 0 .28%
Barratt Redrow PLC 91,707 499
Berkeley Group Holdings PLC 6,786 359
Daiwa House Industry Co Ltd 39,400 1,241
Persimmon PLC 21,281 341
Sekisui Chemical Co Ltd 25,100 406
Taylor Wimpey PLC 235,522 393
$ 3,239
Home Furnishings - 0 .93%
Hoshizaki Corp 7,200 292
Panasonic Holdings Corp 154,900 1,511
Rational AG 340 319
SEB SA 1,655 157
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings (continued)
Sony Group Corp 414,800 $ 8,328
$ 10,607
Insurance - 5 .52%
Admiral Group PLC 17,322 565
Aegon Ltd 89,835 580
Ageas SA/NV 10,630 537
AIA Group Ltd 726,400 5,469
Allianz SE 26,026 8,057
ASR Nederland NV 10,545 504
Aviva PLC 177,787 1,095
AXA SA 117,001 4,078
Baloise Holding AG 2,895 550
Dai-ichi Life Holdings Inc 60,100 1,629
Generali 62,565 1,790
Gjensidige Forsikring ASA 13,288 237
Hannover Rueck SE 4,004 1,046
Helvetia Holding AG 2,470 433
Insurance Australia Group Ltd 157,327 877
Japan Post Holdings Co Ltd 127,700 1,281
Japan Post Insurance Co Ltd 12,700 266
Legal & General Group PLC 391,825 1,104
M&G PLC 150,456 380
Medibank Pvt Ltd 183,235 458
MS&AD Insurance Group Holdings Inc 85,500 1,915
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
8,887 4,650
NN Group NV 17,970 834
Phoenix Group Holdings PLC 46,646 305
Prudential PLC 179,111 1,468
QBE Insurance Group Ltd 99,961 1,306
Sampo Oyj 32,876 1,408
Sompo Holdings Inc 59,250 1,566
Suncorp Group Ltd 84,494 1,088
Swiss Life Holding AG 1,908 1,565
Swiss Re AG 20,040 2,962
T&D Holdings Inc 32,400 614
Talanx AG 4,295 364
Tokio Marine Holdings Inc 124,900 4,657
Tryg A/S 22,556 521
Unipol Gruppo SpA 26,219 316
Zurich Insurance Group AG 9,724 6,172
$ 62,647
Internet - 1 .58%
Auto Trader Group PLC
(f)
59,525 636
CAR Group Ltd 25,082 682
Delivery Hero SE
(d),(f)
12,401 509
Grab Holdings Ltd
(d)
140,398 702
LY Corp 190,000 524
M3 Inc 29,300 285
MonotaRO Co Ltd 16,700 298
Prosus NV
(d)
90,893 3,700
Rakuten Group Inc 100,100 577
Scout24 SE
(f)
4,990 450
Sea Ltd ADR
(d)
24,595 2,799
SEEK Ltd 23,740 406
Spotify Technology SA
(d)
10,178 4,855
Trend Micro Inc/Japan 8,400 463
Wix.com Ltd
(d)
3,507 785
ZOZO Inc 9,000 284
$ 17,955
Investment Companies - 0 .56%
Eurazeo SE 2,780 204
EXOR NV 6,616 654
Groupe Bruxelles Lambert NV 5,525 383
Industrivarden AB - A Shares 8,086 266
Industrivarden AB
-
C Shares 10,647 349
Infratil Ltd 61,008 464
Investor AB - B Shares 115,000 3,155
L E Lundbergforetagen AB 5,050 245

Schedule of Investments
International Equity Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies (continued)
Sofina SA 1,024 $ 238
Washington H Soul Pattinson & Co Ltd 15,875 361
$ 6,319
Iron & Steel - 0 .40%
ArcelorMittal SA 31,126 782
BlueScope Steel Ltd 29,134 422
Fortescue Ltd 112,502 1,395
JFE Holdings Inc 38,100 436
Mineral Resources Ltd 11,751 259
Nippon Steel Corp 60,177 1,233
$ 4,527
Leisure Products & Services - 0 .29%
Amadeus IT Group SA 29,932 2,102
Shimano Inc 5,000 695
Yamaha Motor Co Ltd 61,400 535
$ 3,332
Lodging - 0 .30%
Accor SA 12,967 599
Galaxy Entertainment Group Ltd 145,000 650
InterContinental Hotels Group PLC 10,580 1,320
Sands China Ltd
(d)
161,200 414
Whitbread PLC 11,922 433
$ 3,416
Machinery - Construction & Mining - 1 .76%
Epiroc AB - A Shares 43,734 797
Epiroc AB - B Shares 25,947 428
Hitachi Construction Machinery Co Ltd 7,100 160
Hitachi Ltd 308,100 7,764
Komatsu Ltd 58,200 1,576
Metso Oyj 41,366 364
Mitsubishi Electric Corp 126,300 2,145
Mitsubishi Heavy Industries Ltd 212,900 3,135
Sandvik AB 70,831 1,311
Siemens Energy AG
(d)
42,486 2,305
$ 19,985
Machinery - Diversified - 1 .72%
Atlas Copco AB - A Shares 178,467 2,853
Atlas Copco AB - B Shares 103,706 1,467
Beijer Ref AB 25,574 403
Daifuku Co Ltd 21,500 449
FANUC Corp 62,800 1,632
GEA Group AG 10,319 517
Hexagon AB 137,896 1,176
Keyence Corp 12,960 5,623
Kone Oyj 22,574 1,170
Kubota Corp 62,500 783
Omron Corp 11,600 371
SMC Corp 3,800 1,621
Spirax Group PLC 4,898 448
Wartsila OYJ Abp 33,464 609
Yaskawa Electric Corp 15,100 397
$ 19,519
Media - 0 .20%
Bollore SE 47,376 293
Informa PLC 88,384 964
Pearson PLC 39,837 625
Vivendi SE 47,967 441
$ 2,323
Metal Fabrication & Hardware - 0 .26%
Prysmian SpA 18,665 1,231
SKF AB 22,678 436
Tenaris SA 27,039 519
VAT Group AG
(f)
1,796 717
$ 2,903
Mining - 2 .24%
Anglo American PLC 84,427 2,711
Antofagasta PLC 26,237 569
BHP Group Ltd 337,119 8,890
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Boliden AB 18,198 $ 543
Endeavour Mining PLC 12,174 239
Glencore PLC
(d)
689,041 3,337
Norsk Hydro ASA 93,568 581
Northern Star Resources Ltd 76,460 877
Rio Tinto Ltd 24,664 1,909
Rio Tinto PLC 74,910 4,710
South32 Ltd 300,544 729
Sumitomo Metal Mining Co Ltd 16,400 405
$ 25,500
Miscellaneous Manufacturers - 1 .17%
Alfa Laval AB 19,203 818
Alstom SA
(d)
23,030 519
Indutrade AB 18,180 464
Knorr-Bremse AG 4,827 369
Orica Ltd 32,403 384
Siemens AG 50,496 9,809
Smiths Group PLC 22,881 516
Trelleborg AB 14,175 469
$ 13,348
Office & Business Equipment - 0 .24%
Canon Inc 62,000 2,020
Ricoh Co Ltd
(e)
35,100 400
Seiko Epson Corp 19,200 342
$ 2,762
Oil & Gas - 3 .41%
Aker BP ASA 21,026 432
BP PLC 1,074,614 5,262
DCC PLC
(d)
6,578 480
ENEOS Holdings Inc 181,330 982
Eni SpA 152,759 2,161
Equinor ASA 55,662 1,349
Galp Energia SGPS SA 30,922 508
Idemitsu Kosan Co Ltd 60,105 402
Inpex Corp
(e)
58,600 768
Neste Oyj 28,149 429
OMV AG 9,799 393
Repsol SA 78,228 979
Santos Ltd 215,642 932
Shell PLC 412,207 13,247
TotalEnergies SE 143,375 8,333
Woodside Energy Group Ltd 126,156 2,024
$ 38,681
Packaging & Containers - 0 .07%
SIG Group AG
(d)
20,347 404
Stora Enso Oyj 38,730 376
$ 780
Pharmaceuticals - 8 .78%
Amplifon SpA 8,273 210
Astellas Pharma Inc 120,200 1,251
AstraZeneca PLC 103,004 13,941
Bayer AG 65,267 1,340
Chugai Pharmaceutical Co Ltd 44,600 1,963
Daiichi Sankyo Co Ltd 116,400 3,696
Eisai Co Ltd 16,700 518
Galderma Group AG
(d)
5,532 567
Grifols SA
(d)
19,819 181
GSK PLC 275,407 4,679
Hikma Pharmaceuticals PLC 11,057 271
Ipsen SA 2,506 290
Kyowa Kirin Co Ltd 16,000 266
Merck KGaA 8,585 1,287
Novartis AG 130,952 13,883
Novo Nordisk A/S 213,984 22,933
Ono Pharmaceutical Co Ltd 24,900 286
Orion Oyj 7,179 339
Otsuka Holdings Co Ltd 29,700 1,726
Recordati Industria Chimica e Farmaceutica SpA 6,957 379
Roche Holding AG 46,679 13,563

Schedule of Investments
International Equity Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Roche Holding AG
(e)
2,130 $ 656
Sandoz Group AG 27,197 1,243
Sanofi SA 75,878 7,370
Shionogi & Co Ltd 50,200 712
Takeda Pharmaceutical Co Ltd 105,700 2,882
Teva Pharmaceutical Industries Ltd ADR
(d)
75,272 1,263
UCB SA 8,400 1,647
Zealand Pharma A/S
(d)
4,247 440
$ 99,782
Pipelines - 0 .04%
APA Group 86,039 406
Private Equity - 0 .59%
3i Group PLC 64,689 3,057
CapitaLand Investment Ltd/Singapore 155,800 318
CVC Capital Partners PLC
(d),(f)
14,125 346
EQT AB 24,739 750
Partners Group Holding AG 1,508 2,191
$ 6,662
Real Estate - 1 .02%
Azrieli Group Ltd 2,820 227
CK Asset Holdings Ltd 128,132 526
Daito Trust Construction Co Ltd 3,900 435
Fastighets AB Balder
(d)
44,097 340
Henderson Land Development Co Ltd 96,982 305
Hongkong Land Holdings Ltd 73,329 334
Hulic Co Ltd 25,500 230
LEG Immobilien SE 4,948 459
Mitsubishi Estate Co Ltd 71,800 1,017
Mitsui Fudosan Co Ltd 177,600 1,489
REA Group Ltd 3,516 580
Sagax AB 14,621 324
Sekisui House Ltd 39,600 939
Sino Land Co Ltd 259,073 254
Sumitomo Realty & Development Co Ltd 20,600 639
Sun Hung Kai Properties Ltd 96,500 964
Swiss Prime Site AG 5,144 569
Vonovia SE 49,205 1,632
Wharf Real Estate Investment Co Ltd 111,000 299
$ 11,562
REITs - 0 .96%
CapitaLand Ascendas REIT 248,650 487
CapitaLand Integrated Commercial Trust 387,310 567
Covivio SA/France 3,713 204
Gecina SA 3,061 308
Goodman Group 114,309 2,838
GPT Group/The 127,451 396
Japan Real Estate Investment Corp 85 315
Klepierre SA 14,315 433
Land Securities Group PLC 47,083 361
Link REIT 171,240 749
Mirvac Group 262,528 371
Nippon Building Fund Inc 509 427
Scentre Group 345,649 832
Segro PLC 85,479 848
Stockland 158,829 542
Unibail-Rodamco-Westfield 7,882 646
Vicinity Ltd 257,444 363
Warehouses De Pauw CVA 11,988 265
$ 10,952
Retail - 2 .25%
Associated British Foods PLC 22,181 621
Avolta AG 6,084 226
Cie Financiere Richemont SA 35,718 4,996
Fast Retailing Co Ltd 12,700 4,352
H & M Hennes & Mauritz AB 37,688 523
Industria de Diseno Textil SA 72,476 4,000
JD Sports Fashion PLC 172,188 224
Kingfisher PLC 121,247 382
MatsukiyoCocokara & Co 22,100 310
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
McDonald's Holdings Co Japan Ltd 5,700 $ 236
Moncler SpA 15,520 760
Next PLC 7,915 1,017
Nitori Holdings Co Ltd 5,300 680
Pan Pacific International Holdings Corp 25,300 645
Pandora A/S 5,443 878
Reece Ltd 15,022 253
Swatch Group AG/The - BR 1,925 351
Tokyo Gas Co Ltd 22,600 681
Wesfarmers Ltd 75,397 3,544
Zalando SE
(d),(f)
14,924 467
Zensho Holdings Co Ltd 6,400 386
$ 25,532
Semiconductors - 3 .15%
Advantest Corp 50,900 2,819
ASM International NV 3,120 1,679
ASML Holding NV 26,549 18,141
BE Semiconductor Industries NV 5,129 610
Disco Corp 6,100 1,667
Infineon Technologies AG 86,768 2,828
Kokusai Electric Corp 10,200 171
Lasertec Corp 5,300 584
Renesas Electronics Corp 111,900 1,468
STMicroelectronics NV 45,410 1,164
Tokyo Electron Ltd 29,800 4,672
$ 35,803
Shipbuilding - 0 .09%
Kongsberg Gruppen ASA 5,852 689
Yangzijiang Shipbuilding Holdings Ltd 171,600 309
$ 998
Software - 2 .33%
Capcom Co Ltd 23,000 540
Dassault Systemes SE 44,464 1,535
Global-e Online Ltd
(d)
6,657 348
Konami Group Corp 6,700 662
Monday.com Ltd
(d)
2,489 710
Nemetschek SE 3,842 399
Nexon Co Ltd 22,400 308
Nice Ltd
(d)
4,177 754
Oracle Corp Japan 2,600 267
Pro Medicus Ltd 3,821 630
Sage Group PLC/The 66,755 1,114
SAP SE 69,380 16,475
Temenos AG 3,746 247
TIS Inc 14,100 346
WiseTech Global Ltd 12,222 1,027
Xero Ltd
(d)
9,649 1,099
$ 26,461
Telecommunications - 2 .91%
BT Group PLC 430,462 873
Deutsche Telekom AG 231,916 7,419
Elisa Oyj 9,464 429
Hikari Tsushin Inc 1,200 264
HKT Trust & HKT Ltd 251,980 314
KDDI Corp 101,900 3,368
Koninklijke KPN NV 258,387 1,002
Nippon Telegraph & Telephone Corp 1,985,400 2,037
Nokia OYJ 354,322 1,488
Orange SA 123,697 1,318
Singapore Telecommunications Ltd 493,600 1,143
SoftBank Corp 1,900,000 2,456
SoftBank Group Corp 63,500 3,807
Swisscom AG 1,719 993
Tele2 AB 36,319 381
Telecom Italia SpA/Milano
(d)
662,036 159
Telefonaktiebolaget LM Ericsson 184,576 1,500
Telefonica SA 263,632 1,194
Telenor ASA 40,969 483
Telia Co AB 156,971 460

Schedule of Investments
International Equity Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telstra Group Ltd 269,069 $ 693
Vodafone Group PLC 1,476,172 1,332
$ 33,113
Toys, Games & Hobbies - 0 .43%
Bandai Namco Holdings Inc 39,500 836
Nintendo Co Ltd 69,000 4,050
$ 4,886
Transportation - 1 .28%
AP Moller - Maersk A/S - A 194 319
AP Moller - Maersk A/S - B 303 516
Central Japan Railway Co 51,300 1,056
Deutsche Post AG 67,771 2,494
DSV A/S 13,579 2,908
East Japan Railway Co 60,200 1,176
Getlink SE 20,126 329
Hankyu Hanshin Holdings Inc 15,200 417
InPost SA
(d)
14,949 262
Kawasaki Kisen Kaisha Ltd 24,700 329
Kuehne + Nagel International AG 3,205 767
Mitsui OSK Lines Ltd 22,900 785
MTR Corp Ltd 103,500 364
Nippon Yusen KK 29,100 933
Poste Italiane SpA
(f)
30,416 427
SG Holdings Co Ltd 21,300 210
SITC International Holdings Co Ltd 89,000 232
Tokyu Corp
(e)
35,300 413
West Japan Railway Co 29,200 550
$ 14,487
Water - 0 .23%
Severn Trent PLC 17,958 616
United Utilities Group PLC 45,369 647
Veolia Environnement SA 46,750 1,363
$ 2,626
TOTAL COMMON STOCKS $ 1,094,636
PREFERRED STOCKS - 0 .32 % Shares Held Value (000's)
Automobile Manufacturers - 0 .20%
Bayerische Motoren Werke AG 6.02% 3,719 $ 255
Dr Ing hc F Porsche AG 2.31%
(f)
7,577 475
Porsche Automobil Holding SE 2.56% 10,188 374
Volkswagen AG 9.06% 13,696 1,174
$ 2,278
Consumer Products - 0 .08%
Henkel AG & Co KGaA 1.85% 11,236 959
Electronics - 0 .04%
Sartorius AG 0.74% 1,743 403
TOTAL PREFERRED STOCKS $ 3,640
Total Investments $ 1,133,583
Other Assets and Liabilities -  0.20% 2,312
TOTAL NET ASSETS - 100.00% $ 1,135,895
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,232 or
0.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,140 or 0.19% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,283 or 1.26% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 8,792 $ 38,363 $ 44,941 $ 2,214
$ 8,792 $ 38,363 $ 44,941 $ 2,214
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 22 $ — $ — $ —
$ 22 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
November 30, 2024 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2024 Long 21 $ 2,448 $ (103)
Total $ (103)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .43 % Shares Held Value (000's)
Money Market Funds - 2 .43%
BlackRock Liquidity FedFund - Institutional Class
4.54%
(a),(b)
4,542,649 $ 4,543
Principal Government Money Market Fund - Class
R-6 4.53%
(a),(b),(c)
12,377,741 12,378
$ 16,921
TOTAL INVESTMENT COMPANIES $ 16,921
COMMON STOCKS - 99 .05 % Shares Held Value (000's)
Advertising - 0 .42%
Stroeer SE & Co KGaA 56,959 $ 2,942
Aerospace & Defense - 0 .65%
Saab AB 206,003 4,517
Agriculture - 0 .39%
GrainCorp Ltd 529,942 2,706
Airlines - 0 .83%
JET2 PLC 289,137 5,793
Apparel - 2 .33%
Asics Corp 304,900 6,160
Gildan Activewear Inc 114,700 5,702
Yue Yuen Industrial Holdings Ltd 1,973,500 4,442
$ 16,304
Automobile Parts & Equipment - 0 .93%
CIE Automotive SA 90,261 2,396
Nifco Inc/Japan 169,600 4,079
$ 6,475
Banks - 5 .28%
Banca Mediolanum SpA 479,593 5,542
Banca Monte dei Paschi di Siena SpA 1,046,774 6,881
Bank of Ireland Group PLC 321,164 2,815
BAWAG Group AG
(d),(e)
84,602 6,716
Chiba Bank Ltd/The 572,700 4,789
Concordia Financial Group Ltd
(f)
742,500 4,457
Mebuki Financial Group Inc 1,284,400 5,705
$ 36,905
Beverages - 0 .61%
Royal Unibrew A/S 56,717 4,281
Biotechnology - 0 .56%
Bavarian Nordic A/S
(d)
143,283 3,939
Building Materials - 2 .66%
Breedon Group PLC 928,476 5,452
Buzzi SpA 126,672 5,368
Sumitomo Osaka Cement Co Ltd 120,500 2,687
Wienerberger AG 178,975 5,045
$ 18,552
Chemicals - 2 .57%
ADEKA Corp 218,100 4,020
Air Water Inc 355,900 4,418
Fuso Chemical Co Ltd 160,900 3,660
NOF Corp 390,100 5,836
$ 17,934
Commercial Services - 4 .23%
4imprint Group PLC 74,787 4,816
Element Fleet Management Corp 214,600 4,552
Elis SA 290,251 5,914
GMO Payment Gateway Inc 75,100 3,974
Securitas AB 454,790 5,763
TechnoPro Holdings Inc 246,800 4,535
$ 29,554
Computers - 3 .86%
Computacenter PLC 138,862 3,935
CyberArk Software Ltd
(d)
17,251 5,581
Internet Initiative Japan Inc 171,200 3,456
NET One Systems Co Ltd 212,700 6,391
Serco Group PLC 1,964,297 3,921
Sopra Steria Group 19,465 3,682
$ 26,966
Cosmetics & Personal Care - 0 .69%
Rohto Pharmaceutical Co Ltd 242,700 4,822
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 2 .03%
Rexel SA 150,144 $ 3,881
SGH Ltd 164,887 5,345
Sojitz Corp 243,300 4,969
$ 14,195
Diversified Financial Services - 2 .83%
BFF Bank SpA
(e)
313,401 2,972
Credit Saison Co Ltd 241,000 5,775
IG Group Holdings PLC 469,404 5,720
Man Group PLC/Jersey 1,977,443 5,294
$ 19,761
Electric - 3 .00%
Capital Power Corp 153,700 6,837
Hera SpA 1,445,043 5,361
Sembcorp Industries Ltd 1,010,400 3,942
Tohoku Electric Power Co Inc 588,100 4,781
$ 20,921
Electrical Components & Equipment - 0 .76%
SWCC Corp 105,300 5,313
Electronics - 2 .38%
Celestica Inc
(d)
101,100 8,692
NKT A/S
(d)
62,856 4,857
SCREEN Holdings Co Ltd 48,800 3,086
$ 16,635
Engineering & Construction - 5 .90%
Balfour Beatty PLC 836,754 4,794
Fraport AG Frankfurt Airport Services
Worldwide
(d)
70,523 3,883
INFRONEER Holdings Inc 586,000 4,756
Kajima Corp 237,700 4,351
Kinden Corp 243,900 5,033
SPIE SA 130,291 4,106
Stantec Inc 51,790 4,486
Technip Energies NV 179,516 4,418
Ventia Services Group Pty Ltd 1,795,194 5,344
$ 41,171
Food - 4 .41%
AAK AB 183,795 4,981
Cranswick PLC 76,199 4,809
Empire Co Ltd 123,100 3,691
Kotobuki Spirits Co Ltd 300,600 4,191
Sonae SGPS SA 2,896,429 2,888
Toyo Suisan Kaisha Ltd 84,100 5,908
Yamazaki Baking Co Ltd 227,800 4,303
$ 30,771
Hand & Machine Tools - 0 .69%
Amada Co Ltd 502,200 4,845
Healthcare - Products - 1 .57%
ConvaTec Group PLC
(e)
1,764,127 5,291
Menicon Co Ltd 282,200 2,925
Tecan Group AG 11,476 2,744
$ 10,960
Home Builders - 0 .56%
Bellway PLC 122,489 3,910
Insurance - 2 .21%
ASR Nederland NV 103,265 4,935
AUB Group Ltd 191,016 4,095
Beazley PLC 647,576 6,398
$ 15,428
Internet - 1 .26%
Scout24 SE
(e)
50,486 4,552
U-Next Holdings Co Ltd 378,900 4,229
$ 8,781
Leisure Products & Services - 0 .67%
Flight Centre Travel Group Ltd 409,746 4,691

Schedule of Investments
International Small Company Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 1 .15%
MGM China Holdings Ltd 3,360,000 $ 4,229
Whitbread PLC 105,530 3,830
$ 8,059
Machinery - Construction & Mining - 0 .78%
Weir Group PLC/The 193,588 5,477
Machinery - Diversified - 3 .75%
ANDRITZ AG 74,205 4,153
ATS Corp
(d)
157,600 5,162
IMI PLC 264,135 6,119
KION Group AG 117,252 4,201
Organo Corp 114,800 6,575
$ 26,210
Media - 1 .21%
Fuji Media Holdings Inc 377,600 4,369
Quebecor Inc
(f)
171,700 4,055
$ 8,424
Metal Fabrication & Hardware - 1 .15%
Vallourec SACA
(d)
295,680 5,194
VAT Group AG
(e)
7,158 2,859
$ 8,053
Mining - 4 .33%
Alamos Gold Inc 327,600 6,226
Bellevue Gold Ltd
(d)
4,398,259 3,689
Capstone Copper Corp
(d)
737,000 5,096
De Grey Mining Ltd
(d)
4,428,832 4,416
Filo Corp
(d)
200,500 4,643
Osisko Gold Royalties Ltd 318,300 6,179
$ 30,249
Miscellaneous Manufacturers - 2 .52%
Amano Corp 163,500 4,669
Diploma PLC 104,614 5,943
Towa Corp
(f)
240,300 2,561
Trelleborg AB 133,907 4,429
$ 17,602
Office & Business Equipment - 0 .61%
Canon Marketing Japan Inc 133,000 4,267
Oil & Gas - 2 .01%
ARC Resources Ltd 247,400 4,561
Var Energi ASA 1,277,946 4,205
Veren Inc 990,800 5,258
$ 14,024
Oil & Gas Services - 0 .64%
SBM Offshore NV 248,738 4,498
Packaging & Containers - 1 .79%
DS Smith PLC 669,567 4,964
Gerresheimer AG 50,560 3,996
Rengo Co Ltd 601,300 3,565
$ 12,525
Pharmaceuticals - 1 .90%
Hikma Pharmaceuticals PLC 165,392 4,050
Laboratorios Farmaceuticos Rovi SA 54,251 3,696
Suzuken Co Ltd/Aichi Japan 96,600 3,023
Zealand Pharma A/S
(d)
24,413 2,529
$ 13,298
Pipelines - 0 .66%
Keyera Corp 139,130 4,588
Private Equity - 1 .02%
Intermediate Capital Group PLC 265,270 7,149
Real Estate - 3 .01%
Castellum AB
(d)
323,834 3,831
PSP Swiss Property AG 46,248 6,744
TAG Immobilien AG
(d)
292,915 4,875
Tokyo Tatemono Co Ltd 321,000 5,550
$ 21,000
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .30%
British Land Co PLC/The 1,364,919 $ 6,752
Canadian Apartment Properties REIT 111,100 3,638
CapitaLand Ascendas REIT 2,185,000 4,276
Gecina SA 44,966 4,529
HomeCo Daily Needs REIT 605,695 495
Invincible Investment Corp 11,178 4,754
KDX Realty Investment Corp 5,062 4,984
Keppel DC REIT 2,068,700 3,433
Keppel DC REIT - Rights
(d)
177,908 26
Mirvac Group 3,524,377 4,979
Mitsui Fudosan Logistics Park Inc 6,407 4,333
Stockland 1,217,065 4,155
Tritax Big Box REIT PLC 2,627,796 4,645
$ 50,999
Retail - 5 .58%
ABC-Mart Inc 164,700 3,389
B&M European Value Retail SA
(f)
1,253,011 5,534
Brunello Cucinelli SpA 56,098 5,556
Food & Life Cos Ltd 297,400 6,858
JD Sports Fashion PLC 2,769,734 3,596
JINS Holdings Inc 135,400 5,533
KOMEDA Holdings Co Ltd 237,500 4,571
Monogatari Corp/The 161,400 3,901
$ 38,938
Semiconductors - 1 .10%
Nova Ltd
(d)
22,708 4,173
Socionext Inc 214,600 3,490
$ 7,663
Software - 2 .20%
Cellebrite DI Ltd
(d)
265,149 5,351
Descartes Systems Group Inc/The
(d)
50,300 5,931
TIS Inc 166,700 4,088
$ 15,370
Transportation - 2 .06%
Kamigumi Co Ltd 203,700 4,594
Kyushu Railway Co 195,500 5,147
Sankyu Inc 134,000 4,638
$ 14,379
TOTAL COMMON STOCKS $ 691,844
Total Investments $ 708,765
Other Assets and Liabilities -  (1.48)% (10,303)
TOTAL NET ASSETS - 100.00% $ 698,462
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,503 or
1.65% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,390 or 3.21% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,076 or 1.59% of net assets.

Schedule of Investments
International Small Company Fund
November 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 22,143 $ 90,139 $ 99,904 $ 12,378
$ 22,143 $ 90,139 $ 99,904 $ 12,378
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 62 $ — $ — $ —
$ 62 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.12% Shares Held Value (000's)
Exchange-Traded Funds - 0.12%
iShares Short-Term National Muni Bond ETF 1,000 $ 106
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
1,678 44
VanEck High Yield Muni ETF 341 18
VanEck Short High Yield Muni ETF 1,000 23
$ 191
TOTAL INVESTMENT COMPANIES $ 191
MUNICIPAL BONDS - 105.29%
Principal
Amount (000's) Value (000's)
Alabama - 6.15%
County of Jefferson AL Sewer Revenue
5.50%, 10/01/2053 $ 1,800 $ 1,985
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,700 1,837
5.00%, 09/01/2046 2,180 2,438
Mobile County Industrial Development Authority
5.00%, 06/01/2054 1,500 1,527
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(a)
2,003 2,047
$ 9,834
Arizona - 2.27%
Arizona Industrial Development Authority
0.00%, 01/01/2054
(a),(b)
1,000 180
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(a)
1,000 905
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,536
$ 3,621
Arkansas - 2.66%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 1,004
5.45%, 09/01/2052 1,000 1,045
6.88%, 07/01/2048
(a)
2,000 2,210
$ 4,259
California - 11.04%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2052
(c)
1,000 1,086
Bay Area Toll Authority
2.60%, 04/01/2056 245 172
California Educational Facilities Authority
5.00%, 05/01/2049 2,500 3,114
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(d)
2,000 2,061
California Pollution Control Financing Authority
5.00%, 07/01/2038
(a)
1,115 1,211
5.00%, 07/01/2039
(a)
1,250 1,300
California Public Finance Authority
6.38%, 06/01/2059 5,000 4,953
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,021
City of Compton CA Sewer Revenue
6.00%, 09/01/2039 1,000 1,019
City of Los Angeles Department of Airports
5.00%, 05/15/2037
(e)
1,421 1,536
La Verne Public Financing Authority
7.25%, 09/01/2026 165 166
$ 17,639
Colorado - 2.78%
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,256
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,030
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 472
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(a)
$ 1,000 $ 689
Regional Transportation District
4.00%, 07/15/2040 1,000 1,001
$ 4,448
Connecticut - 1.14%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
1,800 1,815
Florida - 9.92%
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(e)
3,000 3,078
Florida Development Finance Corp
4.38%, 10/01/2054
(a),(d)
2,000 2,022
5.25%, 08/01/2029
(a)
1,000 1,051
5.25%, 08/01/2055 1,000 1,056
5.50%, 07/01/2053 3,000 3,130
6.13%, 07/01/2032
(a),(d)
2,000 2,052
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,255
Orange County Housing Finance Authority
7.00%, 10/01/2025 70 70
Palm Beach County Health Facilities Authority
7.63%, 05/15/2058 1,000 1,131
Village Community Development District No 15
4.80%, 05/01/2055
(a)
1,000 1,008
$ 15,853
Georgia - 7.63%
Atlanta Development Authority/The
0.00%, 12/15/2048
(a),(b)
5,000 4,307
5.50%, 04/01/2039
(a)
4,000 4,154
Fayette County Development Authority
5.25%, 10/01/2049 2,000 2,177
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
1,528 1,550
$ 12,188
Illinois - 7.86%
Chicago O'Hare International Airport
5.50%, 01/01/2055 1,400 1,505
City of Chicago IL
6.00%, 01/01/2038 1,900 1,970
7.46%, 02/15/2026 1,165 851
Illinois State Toll Highway Authority
4.00%, 01/01/2046
(e)
400 398
5.00%, 01/01/2040
(e)
5,000 5,061
5.00%, 01/01/2043
(e)
1,500 1,688
State of Illinois
5.50%, 05/01/2047 1,000 1,090
$ 12,563
Indiana - 0.19%
Town of Shoals IN
7.25%, 11/01/2043 300 301
Iowa - 0.72%
Iowa Finance Authority
5.00%, 12/01/2050
(d)
1,000 1,155
Kansas - 0.64%
City of Wichita KS
6.00%, 05/15/2054 1,000 1,026
Kentucky - 0.62%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 993
Louisiana - 4.06%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 980
4.40%, 11/01/2044
(a)
805 811
5.50%, 11/01/2039
(a)
500 526
5.65%, 11/01/2037
(a)
800 853

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(b)
$ 278 $ —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,317
$ 6,487
Maine - 0.21%
Finance Authority of Maine
0.00%, 12/01/2051
(a),(b)
1,000 328
Maryland - 0.66%
City of Westminster MD
6.25%, 07/01/2044 600 600
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(b),(c)
1,500 455
$ 1,055
Michigan - 2.15%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,039
Michigan State Building Authority
2.97%, 04/15/2059
(d)
1,440 1,440
Michigan Strategic Fund
5.00%, 11/15/2049 1,000 961
$ 3,440
Montana - 1.75%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,329
County of Gallatin MT
4.00%, 10/15/2051
(a)
2,000 1,461
$ 2,790
Nevada - 1.47%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(e)
2,000 2,090
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(a),(b)
864 252
$ 2,342
New Hampshire - 1.33%
New Hampshire Business Finance Authority
4.38%, 09/20/2036 969 978
New Hampshire Health and Education Facilities
Authority Act (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
5.00%, 08/01/2059
(c)
1,000 1,145
$ 2,123
New Jersey - 1.33%
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,103
South Jersey Port Corp
5.00%, 01/01/2042 1,000 1,025
$ 2,128
New York - 15.97%
New York City Transitional Finance Authority
5.50%, 05/01/2042 1,000 1,166
New York Liberty Development Corp
5.25%, 10/01/2035 1,300 1,517
New York State Dormitory Authority
5.00%, 10/01/2050
(e)
1,000 1,211
5.25%, 10/01/2049 2,000 2,151
5.50%, 05/01/2049 1,250 1,375
5.50%, 05/01/2056 1,950 2,133
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(a),(d)
1,000 1,062
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 942
5.00%, 01/01/2034 1,000 1,030
5.38%, 08/01/2036 1,050 1,107
5.63%, 04/01/2040 1,000 1,082
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
(continued)
6.00%, 06/30/2054 $ 1,100 $ 1,200
New York Transportation Development Corp (credit
support from Assured Guaranty Municipal Corp )
5.50%, 06/30/2044
(c)
500 544
Oneida Indian Nation of New York
6.00%, 09/01/2043
(a)
3,000 3,314
Suffolk Regional Off-Track Betting Co
6.00%, 12/01/2053 3,000 3,148
Westchester County Local Development Corp
6.25%, 11/01/2052 1,000 1,142
Western Regional Off-Track Betting Corp
4.13%, 12/01/2041
(a)
1,500 1,392
$ 25,516
Ohio - 5.38%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 3,500 3,205
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
900 765
4.50%, 12/01/2055
(a)
1,300 1,150
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 985
State of Ohio
3.15%, 01/15/2045
(d)
2,500 2,500
$ 8,605
Oklahoma - 0.63%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,012
Pennsylvania - 2.49%
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,003
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 1,004
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 2,000 1,966
$ 3,973
Puerto Rico - 2.64%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
133 92
0.00%, 11/01/2043
(b),(d)
426 263
4.00%, 07/01/2033 1,500 1,494
4.00%, 07/01/2037 80 78
4.00%, 07/01/2041 108 104
4.00%, 07/01/2046 113 108
5.38%, 07/01/2025 58 58
5.63%, 07/01/2029 112 121
5.75%, 07/01/2031 109 122
Puerto Rico Industrial Tourist Educational Medical
& Envirml Ctl Facs Fing Auth
6.75%, 01/01/2045 1,480 1,785
$ 4,225
South Carolina - 0.60%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2040
(a),(b)
1,000 150
0.00%, 06/01/2051
(a),(b)
2,000 300
5.25%, 11/15/2052 500 503
$ 953
South Dakota - 0.31%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 494

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Tennessee - 2.01%
Chattanooga Health Educational & Housing Facility
Board
5.00%, 10/01/2028 $ 1,050 $ 1,060
5.00%, 10/01/2035 500 503
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,000 889
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 765
$ 3,217
Texas - 4.93%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 954
4.00%, 07/15/2041 500 477
5.50%, 07/15/2039
(f)
1,500 1,619
Port of Beaumont Navigation District
4.00%, 01/01/2050
(a)
3,000 2,606
5.13%, 01/01/2044
(a)
1,000 1,037
5.25%, 01/01/2054
(a)
505 525
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 650 667
$ 7,885
Utah - 0.81%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,297
Virginia - 1.21%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,141
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 787
$ 1,928
Wisconsin - 1.73%
Public Finance Authority
5.00%, 09/01/2039
(a)
1,000 1,013
5.00%, 06/01/2041
(a)
1,000 1,034
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 300 278
7.00%, 07/01/2043 500 441
$ 2,766
TOTAL MUNICIPAL BONDS $ 168,259
Total Investments $ 168,450
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.92)%
Notes with interest rates of 2.89% -3.04% at
November 30, 2024 and contractual maturity of
collateral from 2025-2045.
(g)
$ (9,463) (9,463)
Total Net Investments $ 158,987
Other Assets and Liabilities -  0.51% 821
TOTAL NET ASSETS - 100.00% $ 159,808
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,379 or 37.16% of net assets.
(b) Non-income producing security
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
November 30, 2024.

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .79 % Shares Held Value (000's)
Money Market Funds - 0 .79%
BlackRock Liquidity FedFund - Institutional Class
4.54%
(a),(b)
4 $ —
Principal Government Money Market Fund - Class
R-6 4.53%
(a),(c)
1,758,875 1,759
$ 1,759
TOTAL INVESTMENT COMPANIES $ 1,759
COMMON STOCKS - 99 .34 % Shares Held Value (000's)
Aerospace & Defense - 3 .13%
Bharat Electronics Ltd 1,232,000 $ 4,507
Hanwha Systems Co Ltd 150,100 2,494
$ 7,001
Airlines - 0 .43%
Turk Hava Yollari AO
(d)
116,100 954
Apparel - 0 .57%
Huali Industrial Group Co Ltd 121,900 1,273
Automobile Manufacturers - 6 .83%
Ashok Leyland Ltd 779,800 2,147
Hyundai Motor Co 17,700 2,790
Kia Corp 69,800 4,674
Mahindra & Mahindra Ltd 111,300 3,921
Maruti Suzuki India Ltd 13,200 1,734
$ 15,266
Banks - 17 .21%
Agricultural Bank of China Ltd 5,147,100 2,578
Akbank TAS 1,410,100 2,476
Alinma Bank 201,400 1,489
Axis Bank Ltd 84,800 1,144
Bank Polska Kasa Opieki SA 46,500 1,554
Canara Bank 1,371,100 1,661
China Construction Bank Corp 2,581,700 1,952
Federal Bank Ltd 449,800 1,125
Grupo Financiero Banorte SAB de CV 146,537 983
Hana Financial Group Inc 30,600 1,372
ICICI Bank Ltd 475,800 7,321
National Bank of Greece SA 315,347 2,226
Nedbank Group Ltd 134,700 2,168
OTP Bank Nyrt 24,500 1,328
Powszechna Kasa Oszczednosci Bank Polski SA 86,200 1,188
Sberbank of Russia PJSC ADR
(d)
3,419,500 —
State Bank of India 649,401 6,463
Woori Financial Group Inc 120,500 1,447
$ 38,475
Beverages - 0 .55%
Eastroc Beverage Group Co Ltd 41,100 1,219
Coal - 1 .32%
Coal India Ltd 396,400 1,961
Shaanxi Coal Industry Co Ltd 308,900 999
$ 2,960
Commercial Services - 0 .80%
Adani Ports & Special Economic Zone Ltd 125,800 1,778
Computers - 2 .33%
Asia Vital Components Co Ltd 171,100 3,436
Infosys Ltd 80,500 1,775
$ 5,211
Distribution & Wholesale - 2 .07%
Pop Mart International Group Ltd
(e)
308,000 3,575
Zhongji Innolight Co Ltd 60,100 1,060
$ 4,635
Diversified Financial Services - 6 .02%
CTBC Financial Holding Co Ltd 2,350,000 2,715
Fubon Financial Holding Co Ltd 1,136,500 3,097
KB Financial Group Inc 27,900 1,927
LIC Housing Finance Ltd 148,600 1,127
REC Ltd 244,600 1,546
Shriram Finance Ltd 50,300 1,800
Yuanta Financial Holding Co Ltd 1,210,920 1,244
$ 13,456
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1 .55%
Delta Electronics Inc 221,500 $ 2,626
Sieyuan Electric Co Ltd 77,170 829
$ 3,455
Electronics - 1 .51%
Lotes Co Ltd 40,400 2,250
WUS Printed Circuit Kunshan Co Ltd 215,995 1,116
$ 3,366
Food - 2 .50%
BIM Birlesik Magazalar AS 242,800 3,319
BRF SA 313,500 1,287
JBS S/A 159,600 980
$ 5,586
Healthcare - Products - 0 .56%
APT Medical Inc 25,050 1,259
Healthcare - Services - 0 .39%
Bumrungrad Hospital PCL 142,900 868
Home Furnishings - 1 .82%
Anker Innovations Technology Co Ltd 88,971 1,013
Beijing Roborock Technology Co Ltd 28,600 853
Gree Electric Appliances Inc of Zhuhai 202,700 1,181
Midea Group Co Ltd 104,200 1,013
$ 4,060
Insurance - 1 .56%
Cathay Financial Holding Co Ltd 956,800 1,946
Powszechny Zaklad Ubezpieczen SA 142,400 1,553
$ 3,499
Internet - 10 .15%
Meituan
(d),(e)
125,100 2,639
PDD Holdings Inc ADR
(d)
9,976 963
Tencent Holdings Ltd 302,982 15,647
Tencent Music Entertainment Group ADR 135,000 1,540
Trip.com Group Ltd ADR
(d)
29,600 1,914
$ 22,703
Investment Companies - 0 .70%
SK Square Co Ltd
(d)
29,200 1,562
Leisure Products & Services - 2 .41%
Eicher Motors Ltd 38,500 2,205
Hero MotoCorp Ltd 27,500 1,553
TVS Motor Co Ltd 56,100 1,621
$ 5,379
Machinery - Construction & Mining - 1 .49%
HD Hyundai Electric Co Ltd 13,100 3,328
Metal Fabrication & Hardware - 0 .98%
King Slide Works Co Ltd 48,100 2,189
Mining - 1 .47%
China Hongqiao Group Ltd 1,410,000 2,071
GMK Norilskiy Nickel PAO 6,713,400 —
Zijin Mining Group Co Ltd 632,500 1,226
$ 3,297
Miscellaneous Manufacturers - 1 .40%
Elite Material Co Ltd 138,300 2,012
Hyundai Rotem Co Ltd 30,800 1,125
$ 3,137
Oil & Gas - 4 .10%
Bharat Petroleum Corp Ltd 604,200 2,099
Gazprom PJSC
(d)
4,086,000 —
LUKOIL PJSC 338,000 —
Novatek PJSC 1,026,000 —
Oil India Ltd 217,300 1,266
PetroChina Co Ltd 2,107,200 1,500
Reliance Industries Ltd 281,000 4,312
$ 9,177
Semiconductors - 16 .39%
MediaTek Inc 87,400 3,431
Samsung Electronics Co Ltd 66,749 2,625
SK Hynix Inc 29,300 3,421

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd 872,156 $ 27,177
$ 36,654
Software - 0 .85%
Krafton Inc
(d)
8,500 1,910
Telecommunications - 5 .36%
Bharti Airtel Ltd 107,200 2,070
Eoptolink Technology Inc Ltd 62,578 999
Indus Towers Ltd
(d)
273,500 1,135
Suzhou TFC Optical Communication Co Ltd 101,600 1,457
Xiaomi Corp
(d),(e)
1,758,000 6,327
$ 11,988
Transportation - 2 .40%
COSCO SHIPPING Holdings Co Ltd 667,900 937
Evergreen Marine Corp Taiwan Ltd 456,500 3,067
Jiayou International Logistics Co Ltd 478,480 1,367
$ 5,371
Water - 0 .49%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
71,637 1,092
TOTAL COMMON STOCKS $ 222,108
PREFERRED STOCKS - 0 .49 % Shares Held Value (000's)
Banks - 0 .49%
Itau Unibanco Holding SA 1.13% 202,700 $ 1,091
TOTAL PREFERRED STOCKS $ 1,091
Total Investments $ 224,958
Other Assets and Liabilities -  (0.62)% (1,380)
TOTAL NET ASSETS - 100.00% $ 223,578
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,541 or 5.61% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 4 $ 265,272 $ 263,517 $ 1,759
$ 4 $ 265,272 $ 263,517 $ 1,759
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 57 $ — $ — $ —
$ 57 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .87 % Shares Held Value (000's)
Money Market Funds - 1 .87%
BlackRock Liquidity FedFund - Institutional Class
4.54%
(a),(b)
273,573 $ 274
Principal Government Money Market Fund - Class
R-6 4.53%
(a),(c)
34,497,031 34,497
$ 34,771
TOTAL INVESTMENT COMPANIES $ 34,771
COMMON STOCKS - 98 .08 % Shares Held Value (000's)
Advertising - 1 .51%
Interpublic Group of Cos Inc/The 907,651 $ 27,965
Automobile Parts & Equipment - 1 .32%
Linamar Corp
(d)
560,248 24,598
Banks - 9 .53%
Cullen/Frost Bankers Inc 303,086 42,620
East West Bancorp Inc 518,184 56,834
ServisFirst Bancshares Inc 368,248 35,271
Wintrust Financial Corp 307,315 42,413
$ 177,138
Building Materials - 1 .07%
Owens Corning 97,045 19,954
Chemicals - 2 .16%
Huntsman Corp 696,962 13,647
RPM International Inc 191,485 26,574
$ 40,221
Computers - 3 .66%
Amdocs Ltd 374,355 32,464
Leidos Holdings Inc 214,370 35,457
$ 67,921
Consumer Products - 1 .69%
Avery Dennison Corp 138,162 28,454
WD-40 Co 10,473 2,902
$ 31,356
Distribution & Wholesale - 1 .20%
LKQ Corp 569,616 22,380
Diversified Financial Services - 8 .46%
Air Lease Corp 167,989 8,551
Federal Agricultural Mortgage Corp 157,397 33,599
Hamilton Lane Inc 180,276 34,685
Jefferies Financial Group Inc 617,330 48,855
Raymond James Financial Inc 185,861 31,463
$ 157,153
Electric - 3 .32%
Alliant Energy Corp 385,218 24,346
IDACORP Inc 215,563 25,538
NRG Energy Inc 116,878 11,876
$ 61,760
Electrical Components & Equipment - 1 .70%
Energizer Holdings Inc 279,033 10,634
Littelfuse Inc 84,975 20,961
$ 31,595
Electronics - 3 .25%
Hubbell Inc 60,912 28,025
nVent Electric PLC 414,233 32,439
$ 60,464
Engineering & Construction - 0 .97%
Comfort Systems USA Inc 36,666 18,086
Food - 2 .29%
Ingredion Inc 288,708 42,538
Gas - 1 .77%
NiSource Inc 861,319 32,808
Hand & Machine Tools - 4 .35%
Lincoln Electric Holdings Inc 105,447 23,038
MSA Safety Inc 145,352 25,264
Snap-on Inc 87,753 32,441
$ 80,743
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .51%
CONMED Corp 225,442 $ 16,692
STERIS PLC 136,507 29,903
$ 46,595
Healthcare - Services - 3 .51%
Concentra Group Holdings Parent Inc 702,446 15,327
Quest Diagnostics Inc 193,343 31,449
Select Medical Holdings Corp 870,473 18,376
$ 65,152
Home Builders - 1 .66%
LCI Industries 254,797 30,782
Insurance - 6 .34%
Assured Guaranty Ltd 321,439 29,984
Equitable Holdings Inc 864,524 41,696
F&G Annuities & Life Inc 57,677 2,787
Fidelity National Financial Inc 617,529 39,145
Kinsale Capital Group Inc 8,107 4,122
$ 117,734
Iron & Steel - 0 .94%
Reliance Inc 54,344 17,458
Leisure Products & Services - 3 .32%
Acushnet Holdings Corp 382,155 27,939
Brunswick Corp/DE 419,272 33,756
$ 61,695
Lodging - 1 .03%
Hyatt Hotels Corp 120,964 19,105
Machinery - Diversified - 4 .27%
AGCO Corp 298,036 30,164
Crane Co 143,673 26,160
Nordson Corp 87,981 22,962
$ 79,286
Metal Fabrication & Hardware - 1 .36%
Timken Co/The 326,396 25,279
Miscellaneous Manufacturers - 0 .80%
Donaldson Co Inc 189,777 14,812
Oil & Gas - 3 .39%
Diamondback Energy Inc 44,876 7,970
HF Sinclair Corp 439,395 17,985
Magnolia Oil & Gas Corp 592,081 16,424
Permian Resources Corp 1,318,976 20,655
$ 63,034
Packaging & Containers - 2 .25%
Packaging Corp of America 168,347 41,893
Pipelines - 2 .40%
Targa Resources Corp 218,595 44,659
REITs - 9 .89%
Agree Realty Corp 411,296 31,588
BXP Inc 245,808 20,154
Camden Property Trust 145,703 18,329
Cousins Properties Inc 681,669 21,636
EastGroup Properties Inc 119,605 20,597
Essential Properties Realty Trust Inc 764,569 26,072
Four Corners Property Trust Inc 656,010 19,490
Regency Centers Corp 167,875 12,690
Terreno Realty Corp 217,599 13,193
$ 183,749
Retail - 2 .55%
Williams-Sonoma Inc 275,574 47,404
Semiconductors - 3 .14%
Amkor Technology Inc 845,856 22,364
MKS Instruments Inc 316,900 36,013
$ 58,377
Shipbuilding - 0 .47%
Huntington Ingalls Industries Inc 44,216 8,751
TOTAL COMMON STOCKS $ 1,822,445
Total Investments $ 1,857,216
Other Assets and Liabilities -  0.05% 856
TOTAL NET ASSETS - 100.00% $ 1,858,072

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $274 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $264 or 0.01% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 30,655 $ 253,785 $ 249,943 $ 34,497
$ 30,655 $ 253,785 $ 249,943 $ 34,497
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 452 $ — $ — $ —
$ 452 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .14 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .78%
Invesco Preferred ETF
(a)
3,285,423 $ 39,359
iShares Preferred and Income Securities ETF
(a)
269,150 8,869
$ 48,228
Money Market Funds - 2 .36%
BlackRock Liquidity FedFund - Institutional Class
4.54%
(b),(c)
51,725,623 51,726
Principal Government Money Market Fund - Class
R-6 4.53%
(b),(c),(d)
93,275,810 93,276
$ 145,002
TOTAL INVESTMENT COMPANIES $ 193,230
CONVERTIBLE PREFERRED STOCKS
- 0 .05 % Shares Held Value (000's)
Banks - 0 .05%
Wells Fargo & Co 7.50%
(e)
2,374 $ 2,898
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,898
PREFERRED STOCKS - 7 .92 % Shares Held Value (000's)
Banks - 3 .24%
Bank of America Corp 4.25%, 11/17/2026
(e)
7,500 $ 140
Bank of America Corp 4.38%, 11/03/2025
(a),(e)
293,847 5,721
Bank of America Corp 5.43%, 01/02/2025
(e)
202,994 4,681
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
Citizens Financial Group Inc 5.00%, 01/06/2025
(e)
15,373 329
Citizens Financial Group Inc 7.38%,
07/06/2029
(a),(e)
677,000 18,469
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
298,372 5,788
First Horizon Corp 4.70%, 07/10/2026
(e)
1,388 26
First Horizon Corp 6.50%, 10/10/2025
(e)
4,128 99
First Horizon Corp 6.63%, 08/01/2025
(e)
13,646 347
3 Month USD LIBOR + 4.26%
Goldman Sachs Group Inc/The 5.45%,
01/02/2025
(e)
31,810 756
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Huntington Bancshares Inc/OH 5.70%,
03/01/2025
(e)
19,328 464
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(a),(e)
48,664 1,288
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 03/01/2025
(a),(e)
213,487 4,714
JPMorgan Chase & Co 5.75%, 03/01/2025
(e)
22,832 572
KeyCorp 5.65%, 03/15/2025
(e)
67,434 1,621
KeyCorp 6.13%, 12/15/2026
(e)
725,323 18,612
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
391,823 9,991
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(e)
27,698 710
3 Month USD LIBOR + 4.02%
M&T Bank Corp 7.50%, 06/15/2029
(a),(e)
224,859 6,181
Morgan Stanley 4.25%, 01/15/2027
(e)
45,205 869
Morgan Stanley 5.85%, 04/15/2027
(e)
649,481 16,192
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
447,983 11,688
Morgan Stanley 6.63%, 10/15/2029
(a),(e)
691,632 18,335
Northern Trust Corp 4.70%, 04/01/2025
(e)
206,006 4,514
Regions Financial Corp 4.45%, 06/15/2026
(a),(e)
286,305 5,720
Regions Financial Corp 5.70%, 05/15/2029
(e)
337,421 8,496
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
Regions Financial Corp 6.95%, 09/15/2029
(e)
850,563 22,455
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Truist Financial Corp 4.75%, 09/01/2025
(e)
462,909 9,744
US Bancorp 4.00%, 04/15/2026
(e)
55,016 1,025
US Bancorp 5.50%, 01/02/2025
(a),(e)
152,583 3,833
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 5.52%, 01/02/2025
(a),(e)
232,643 $ 5,369
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
Webster Financial Corp 5.25%, 01/02/2025
(e)
194,856 4,079
Webster Financial Corp 6.50%, 12/31/2024
(a),(e)
37,427 932
Wells Fargo & Co 4.25%, 09/15/2026
(e)
4,633 88
Wells Fargo & Co 4.38%, 03/15/2026
(e)
25,297 486
Wells Fargo & Co 4.70%, 12/15/2025
(e)
59,138 1,196
Wells Fargo & Co 4.75%, 03/15/2025
(e)
113,015 2,299
Wells Fargo & Co 5.63%, 03/15/2025
(e)
48,420 1,195
$ 199,024
Diversified Financial Services - 0 .53%
Affiliated Managers Group Inc 4.20%, 09/30/2061 160,526 2,793
Affiliated Managers Group Inc 4.75%, 09/30/2060 9,003 178
Affiliated Managers Group Inc 5.88%,
03/30/2059
(a)
146,158 3,457
Capital One Financial Corp 4.25%, 09/01/2026
(e)
103,648 1,888
Capital One Financial Corp 4.80%, 06/01/2025
(e)
299,341 5,975
Capital One Financial Corp 5.00%, 03/01/2025
(e)
250,914 5,267
Stifel Financial Corp 4.50%, 08/15/2026
(e)
558,669 11,307
Stifel Financial Corp 5.20%, 10/15/2047 4,481 100
Stifel Financial Corp 6.13%, 06/15/2025
(a),(e)
5,362 136
Voya Financial Inc 5.35%, 09/15/2029
(e)
59,515 1,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 32,606
Electric - 0 .75%
CMS Energy Corp 4.20%, 07/15/2026
(e)
1,541 30
CMS Energy Corp 5.88%, 03/01/2079 112,298 2,731
CMS Energy Corp 5.88%, 10/15/2078
(a)
4,626 114
DTE Energy Co 4.38%, 12/01/2081 242,879 4,712
DTE Energy Co 5.25%, 12/01/2077 381,382 8,764
Entergy Arkansas LLC 4.88%, 09/01/2066 50,980 1,124
Entergy Louisiana LLC 4.88%, 09/01/2066 125,440 2,760
Entergy Texas Inc 5.38%, 01/02/2025
(a),(e)
42,934 1,066
Georgia Power Co 5.00%, 10/01/2077 178,017 4,082
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
98,197 2,393
Southern Co/The 4.95%, 01/30/2080 246,842 5,398
Southern Co/The 5.25%, 12/01/2077 552,715 12,812
$ 45,986
Food - 0 .38%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(f)
236,300 23,157
Gas - 0 .00%
Spire Inc 5.90%, 01/02/2025
(e)
5,031 124
Insurance - 1 .10%
Allstate Corp/The 4.75%, 01/15/2025
(e)
135,447 2,869
Allstate Corp/The 5.10%, 01/15/2025
(e)
47,311 1,078
Allstate Corp/The 7.38%, 07/15/2028
(a),(e)
240,762 6,565
Allstate Corp/The 8.08%, 01/15/2053 223,696 5,914
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
American Financial Group Inc/OH 4.50%,
09/15/2060
92,709 1,835
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 3,076
American Financial Group Inc/OH 5.88%,
03/30/2059
(a)
93,043 2,319
Arch Capital Group Ltd 4.55%, 06/11/2026
(e)
119,912 2,391
Arch Capital Group Ltd 5.45%, 01/01/2025
(e)
54,066 1,244
Assurant Inc 5.25%, 01/15/2061 16,003 351
Corebridge Financial Inc 0.00%, 12/15/2064
(g)
40,000 993
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
538,152 10,478
Equitable Holdings Inc 5.25%, 03/15/2025
(e)
461,567 10,593
Prudential Financial Inc 5.63%, 08/15/2058 169,114 4,229
Prudential Financial Inc 5.95%, 09/01/2062
(a)
166,789 4,340
RenaissanceRe Holdings Ltd 4.20%,
07/15/2026
(a),(e)
227,949 4,194

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2024 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
RenaissanceRe Holdings Ltd 5.75%, 01/02/2025
(e)
22,952 $ 561
W R Berkley Corp 4.13%, 03/30/2061 78,852 1,513
W R Berkley Corp 5.10%, 12/30/2059 150,258 3,429
$ 67,972
REITs - 1 .34%
Digital Realty Trust Inc 5.25%, 01/01/2025
(a),(e)
16,600 388
Digital Realty Trust Inc 5.85%, 01/01/2025
(e)
30,820 769
Federal Realty Investment Trust 5.00%,
01/01/2025
(e)
65,290 1,432
Kimco Realty Corp 5.13%, 01/02/2025
(e)
104,113 2,357
Kimco Realty Corp 5.25%, 01/02/2025
(e)
201,769 4,556
Prologis Inc 8.54%, 11/13/2026
(e)
129,600 7,646
Public Storage 3.88%, 10/06/2025
(e)
92,821 1,606
Public Storage 3.90%, 11/17/2025
(e)
109,753 1,943
Public Storage 3.95%, 08/17/2026
(e)
77,245 1,371
Public Storage 4.00%, 06/16/2026
(e)
836,970 14,957
Public Storage 4.00%, 11/19/2026
(e)
464,669 8,383
Public Storage 4.10%, 01/13/2027
(a),(e)
117,583 2,189
Public Storage 4.13%, 08/14/2025
(e)
484,779 9,114
Public Storage 4.63%, 06/17/2025
(e)
326,228 6,727
Public Storage 4.70%, 01/02/2025
(e)
304,291 6,420
Public Storage 4.75%, 01/02/2025
(e)
263,124 5,670
Public Storage 5.60%, 01/02/2025
(e)
267,813 6,618
$ 82,146
Telecommunications - 0 .58%
AT&T Inc 4.75%, 02/18/2025
(e)
1,747,182 35,241
AT&T Inc 5.00%, 01/02/2025
(e)
12,144 260
$ 35,501
TOTAL PREFERRED STOCKS $ 486,516
BONDS - 89 .73%
Principal
Amount (000's) Value (000's)
Banks - 59 .75%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(h),(i)
$ 12,200 $ 12,383
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(h),(i)
2,700 2,740
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(h),(i)
14,200 13,536
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(h),(i)
30,800 30,651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(h),(i)
55,000 51,820
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
8.00%, 02/01/2034
(e),(h),(i)
4,600 4,745
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(h),(i)
40,000 43,748
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(h),(i)
20,000 22,943
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
4.38%, 01/27/2027
(e),(h)
21,620 20,873
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(a),(e),(h)
48,736 49,808
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
8.05%, 06/15/2027 6,312 6,760
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal
7.30%, 11/26/2084
(h)
$ 17,000 $ 17,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(h)
37,793 39,328
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(a),(e),(h)
49,485 48,273
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(h)
58,050 55,547
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(a),(e),(h)
7,650 7,501
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
4.70%, 09/20/2025
(e),(h)
9,391 9,277
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(h)
14,445 13,321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(h)
31,900 31,572
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.00%, 01/27/2084
(h)
9,000 9,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(h)
22,103 23,563
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(h),(i)
20,900 18,704
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(h),(i)
25,000 24,967
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
8.00%, 03/15/2029
(e),(h),(i)
3,600 3,736
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(a),(e),(h),(i)
50,400 55,561
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(e),(f),(h),(i)
10,000 8,467
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 01/12/2027
(e),(f),(h),(i)
3,200 3,004
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.63%, 02/25/2031
(e),(f),(h),(i)
4,100 3,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 08/19/2025
(e),(f),(h),(i)
1,600 1,606
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 09/10/2034
(e),(f),(h),(i)
25,000 25,058
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
7.38%, 08/19/2025
(e),(h),(i)
26,000 26,094
USD Swap Semi-Annual 5 Year + 5.15%
7.75%, 08/16/2029
(e),(f),(h),(i)
52,000 53,421
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
7.75%, 08/16/2029
(e),(h),(i)
$ 10,048 $ 10,322
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.00%, 08/22/2031
(e),(f),(h),(i)
15,000 15,429
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
8.50%, 08/14/2028
(e),(f),(h),(i)
64,300 67,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(f),(h),(i)
6,000 6,449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(h),(i)
8,600 9,244
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(h)
13,600 13,612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,631
Citigroup Inc
3.88%, 02/18/2026
(e),(h)
69,500 67,181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(h)
35,990 35,141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(e),(h)
71,997 72,588
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
6.75%, 02/15/2030
(e),(h),(j)
4,500 4,485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
7.00%, 08/15/2034
(a),(e),(h)
22,900 24,085
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.38%, 05/15/2028
(e),(h)
24,600 25,776
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(h)
33,819 32,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(h)
72,996 72,536
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
7.85%, 01/06/2025
(a),(e)
3,440 3,433
CME Term Secured Overnight Financing
Rate 3 Month + 3.26%
8.01%, 01/06/2025
(a),(e)
12,835 12,789
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Corestates Capital III
5.36%, 02/15/2027
(f)
18,621 18,271
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
4.75%, 03/23/2029
(e),(f),(h),(i)
2,100 1,888
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
8.13%, 12/23/2025
(e),(f),(h),(i)
63,768 65,123
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(e),(h),(i)
15,000 15,319
USD Swap Semi-Annual 5 Year + 6.19%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S
7.00%, 06/26/2025
(e),(h),(i)
$ 62,745 $ 63,137
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(h)
5,000 4,774
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Deutsche Bank AG
4.79%, 04/30/2025
(e),(h),(i)
1,000 980
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
6.00%, 10/30/2025
(e),(h),(i)
3,000 2,940
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Fifth Third Bancorp
4.50%, 09/30/2025
(a),(e),(h)
15,740 15,511
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
5.92%, 01/15/2027 2,000 1,946
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(a),(e),(h)
23,598 22,540
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(a),(e),(h)
12,800 12,265
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(h)
11,800 11,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
6.13%, 11/10/2034
(a),(e),(h)
17,100 17,125
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%
7.50%, 05/10/2029
(e),(h)
8,000 8,371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(h),(i)
15,900 15,642
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(e),(h),(i)
14,800 14,789
USD Swap Rate NY 5 Year + 4.37%
6.50%, 03/23/2028
(a),(e),(h),(i)
5,600 5,550
USD Swap Rate NY 5 Year + 3.61%
6.88%, 09/11/2029
(a),(e),(h),(i)
5,000 5,005
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.30%
6.95%, 03/11/2034
(a),(e),(h),(i)
6,000 6,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(h)
90,661 86,918
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(h)
38,673 38,282
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(h),(i)
33,400 29,978
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(a),(e),(h),(i)
26,385 21,526
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV (continued)
4.88%, 05/16/2029
(e),(h),(i)
$ 7,000 $ 6,395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.51%
5.75%, 11/16/2026
(e),(h),(i)
20,625 20,410
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(h),(i)
54,700 54,746
USD Swap Semi-Annual 5 Year + 4.45%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(h),(i)
97,826 97,800
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(h)
123,814 120,386
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.77%, 01/15/2087 4,000 3,703
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
6.88%, 06/01/2029
(e),(h)
44,000 46,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(e),(h)
18,852 18,299
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
5.59%, 07/01/2028 8,405 8,050
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 11,730
Lloyds Banking Group PLC
6.75%, 06/27/2026
(a),(e),(h),(i)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
6.75%, 09/27/2031
(e),(h),(i)
15,000 14,455
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
7.50%, 09/27/2025
(e),(h),(i)
68,465 68,574
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(e),(h),(i)
6,400 6,679
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(h)
37,118 34,594
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(a),(e),(h)
6,305 6,238
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
7.01%, 02/01/2025
(e),(h)
15,848 15,824
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(f),(h),(i)
21,000 21,105
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(h),(i)
5,000 5,025
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(a),(e),(h),(i)
14,885 12,664
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(a),(e),(h),(i)
55,100 54,730
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC (continued)
7.30%, 11/19/2034
(a),(e),(h),(i)
$ 6,800 $ 6,759
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.00%, 08/10/2025
(e),(h),(i)
42,225 42,756
USD Swap Semi-Annual 5 Year + 5.72%
8.13%, 11/10/2033
(e),(h),(i)
6,000 6,374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
6.30%, 09/25/2031
(e),(f),(h),(i)
43,100 41,368
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.63%, 03/26/2026
(e),(h),(i)
13,400 13,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(f),(h),(i)
74,562 74,872
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(e),(h)
12,400 12,232
CME Term Secured Overnight Financing
Rate 3 Month + 3.46%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(e),(h)
6,000 6,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(h)
9,200 9,311
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(h)
111,020 112,287
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(h)
9,964 9,905
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
6.35%, 11/24/2084
(h)
23,800 23,126
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
7.50%, 05/02/2084
(a),(h)
30,000 31,203
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(h),(i)
32,800 32,609
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
5.38%, 11/18/2030
(e),(f),(h),(i)
7,260 6,197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%
8.50%, 03/25/2034
(e),(f),(h),(i)
24,000 24,263
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
9.38%, 11/22/2027
(e),(f),(h),(i)
3,800 3,955
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
10.00%, 11/14/2028
(e),(f),(h),(i)
30,100 32,268
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.30%, 08/19/2028
(e),(f),(h),(i)
17,532 15,608
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
4.75%, 01/14/2031
(e),(f),(h),(i)
10,000 8,695
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC (continued)
4.75%, 01/14/2031
(e),(h),(i)
$ 10,000 $ 8,695
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
6.00%, 07/26/2025
(a),(e),(h),(i)
8,000 7,966
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(a),(e),(f),(h),(i)
15,000 14,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(h)
9,200 9,574
3 Month USD LIBOR + 1.46%
7.75%, 08/15/2027
(a),(e),(f),(h),(i)
45,000 46,181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
State Street Corp
6.70%, 03/15/2029
(e),(h)
52,160 53,540
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(e),(h)
51,193 52,420
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(h),(i)
20,400 19,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
Swedbank AB
7.63%, 03/17/2028
(e),(h),(i)
14,000 14,349
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
7.75%, 03/17/2030
(e),(h),(i)
14,800 15,265
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(h)
1,000 1,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(h)
28,800 30,259
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.95%, 09/01/2025
(e),(h)
27,134 26,935
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.10%, 03/01/2030
(e),(h)
35,906 34,531
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.46%, 05/15/2027
(a)
10,900 10,706
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
5.83%, 04/01/2027 7,000 6,862
CME Term Secured Overnight Financing
Rate 3 Month + 1.24%
5.86%, 03/15/2028 9,022 8,842
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
6.67%, 03/01/2025
(a),(e),(h)
66,530 66,265
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(f),(h),(i)
20,000 19,074
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(h),(i)
7,000 5,962
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG (continued)
6.85%, 09/10/2029
(e),(f),(h),(i)
$ 17,000 $ 16,777
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.63%
6.88%, 08/07/2025
(e),(h),(i)
18,933 18,972
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(e),(h),(i)
40,920 40,968
USD Swap Semi-Annual 5 Year + 4.87%
9.25%, 11/13/2028
(e),(f),(h),(i)
17,000 18,529
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
US Bancorp
3.70%, 01/15/2027
(e),(h)
36,243 34,388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.30%, 04/15/2027
(a),(e),(h)
10,895 10,798
CME Term Secured Overnight Financing
Rate 3 Month + 3.18%
USB Realty Corp
6.06%, 01/15/2027
(e),(f)
1,500 1,211
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(h)
116,800 113,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.42%, 01/15/2027 5,345 5,242
CME Term Secured Overnight Financing
Rate 3 Month + 0.76%
6.85%, 09/15/2029
(e),(h)
58,400 60,510
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(e),(h)
47,100 50,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,184
$ 3,670,122
Diversified Financial Services - 5 .73%
American Express Co
3.55%, 09/15/2026
(e),(h)
77,190 73,704
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(h)
50,140 47,901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(e),(h)
1,100 965
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(e),(h)
104,900 101,342
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(h)
54,631 54,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Discover Financial Services
6.13%, 06/23/2025
(e),(h)
31,180 31,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Julius Baer Group Ltd
3.63%, 03/23/2028
(e),(h),(i)
3,500 3,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
6.88%, 06/09/2027
(e),(h),(i)
5,000 4,956
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Voya Financial Inc
4.70%, 01/23/2048
(h)
$ 13,955 $ 12,987
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(a),(e),(h)
20,306 21,635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 352,083
Electric - 3 .78%
American Electric Power Co Inc
3.88%, 02/15/2062
(h)
20,950 19,793
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.95%, 12/15/2054
(a),(h)
10,000 10,448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(h)
18,600 19,315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
4.65%, 12/15/2024
(e),(h)
39,777 39,754
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
6.63%, 05/15/2055
(h)
19,000 19,467
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
6.88%, 02/01/2055
(h)
18,800 19,804
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
7.00%, 06/01/2054
(h)
31,000 32,852
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Duke Energy Corp
6.45%, 09/01/2054
(h)
14,900 15,127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(a),(h)
3,000 2,859
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
5.65%, 05/01/2079
(h)
3,200 3,168
3 Month USD LIBOR + 3.16%
6.70%, 09/01/2054
(h)
16,700 17,027
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
6.92%, 10/01/2066
(a)
15,049 14,705
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
Sempra
6.55%, 04/01/2055
(h)
10,400 10,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(h)
7,700 7,748
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
$ 232,494
Food - 0 .17%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
10,700 10,219
Gas - 0 .07%
NiSource Inc
6.95%, 11/30/2054
(h)
4,000 4,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Insurance - 13 .36%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,788
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allianz SE
3.20%, 10/30/2027
(e),(f),(h),(i)
$ 5,800 $ 4,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(h),(i)
6,200 5,953
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
3.50%, 11/17/2025
(e),(f),(h),(i)
27,400 26,308
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
5.60%, 09/03/2054
(f),(h)
2,000 1,980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
American International Group Inc
5.75%, 04/01/2048
(h)
20,435 20,316
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 4,350 4,595
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
63,620 63,461
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
49,800 49,674
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(h)
2,490 2,471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(h)
500 496
Secured Overnight Financing Rate + 4.14%
Corebridge Financial Inc
6.38%, 09/15/2054
(h)
25,100 25,187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/15/2052
(h)
36,290 37,146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
21,100 20,027
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
76,240 85,352
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
5,025 5,860
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(f),(h)
19,000 19,027
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 26,997
MetLife Inc
3.85%, 09/15/2025
(a),(e),(h)
25,556 25,104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 11,079
9.25%, 04/08/2068
(f)
53,475 63,344
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 68,890
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(h)
520 515
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(f),(h)
1,800 1,782
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,129

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(h)
$ 4,800 $ 4,907
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(h)
1,800 1,840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 72,995 75,453
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
3,200 2,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
22,900 19,696
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(a),(f),(h)
5,000 4,961
USD Swap Rate NY 5 Year + 3.75%
5.95%, 04/16/2054
(f),(h)
18,300 18,802
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
1,406 1,276
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.13%, 03/01/2052
(h)
1,000 963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(h)
23,400 23,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.50%, 03/15/2054
(h)
8,285 8,557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(f),(h)
4,700 4,547
3 Month USD LIBOR + 2.99%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(f),(h)
10,800 10,954
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
60,100 51,684
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 820,546
Oil & Gas - 0 .82%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(h)
5,048 4,985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(h)
22,562 21,840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
6.13%, 03/18/2035
(e),(h)
23,700 23,634
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.67%
$ 50,459
Pipelines - 3 .34%
Enbridge Inc
5.75%, 07/15/2080
(h)
59,201 57,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
32,981 32,700
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc (continued)
6.25%, 03/01/2078
(h)
$ 34,882 $ 34,234
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(h)
5,000 5,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.25%, 01/15/2084
(h)
2,000 2,116
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
8.50%, 01/15/2084
(h)
17,815 19,839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
27,400 26,716
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
Transcanada Trust
5.50%, 09/15/2079
(h)
28,000 26,990
Secured Overnight Financing Rate + 4.42%
$ 205,314
REITs - 0 .86%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(h)
1,270 1,258
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(h)
781 774
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(h)
51,600 50,590
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 52,622
Sovereign - 1 .09%
CoBank ACB
4.25%, 01/01/2027
(e),(h)
1,000 952
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(h)
16,400 16,378
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(a),(e),(h)
11,400 11,554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
7.25%, 07/01/2029
(a),(e),(h)
20,000 20,440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.88%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(h)
11,800 11,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
7.75%, 06/15/2029
(e),(h)
6,000 6,270
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
$ 67,294
Transportation - 0 .76%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
46,256 46,563
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,511,808
Total Investments $ 6,194,452
Other Assets and Liabilities -  (0.84)% (51,673)
TOTAL NET ASSETS - 100.00% $ 6,142,779

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2024 (unaudited)
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $128,503 or 2.09% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $131,876 or
2.15% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,163,929 or 18.95% of net assets.
(g) Non-income producing security
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,727,311 or 28.12% of net assets.
(j) Security purchased on a when-issued basis.
Affiliated Securities August 31, 2024 Purchases Sales November 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.53% $ 172,326 $ 898,303 $ 977,353 $ 93,276
$ 172,326 $ 898,303 $ 977,353 $ 93,276
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.53% $ 753 $ — $ — $ —
$ 753 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future; March
2025
N/A 500 $ 500 $ 110 .00 12/30/2024 $ (428) $ (750) $ (322)
Put - US 10 Year Note Future; March
2025
N/A 500 500 $ 110 .00 12/30/2024 (436) (156) 280
Total $ (864) $ (906) $ (42)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2025 Long 500 $ 55,594 $ 237
Total $ 237
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
November 30, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

November 30, 2024 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap Fund,
Global Multi-Strategy Fund, Global Sustainable Listed Infrastructure Fund, International Equity Index Fund, International Small Company
Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and
Capital Securities Income Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-
traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.

November 30, 2024 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 11,796,730 $ — $ — $ 11,796,730
Investment Companies* 41,563 — — 41,563
Total investments in securities $ 11,838,293 $ — $ — $ 11,838,293
Bond Market Index Fund
Bonds* — 625,942 — 625,942
Investment Companies* 121,814 — — 121,814
Municipal Bonds* — 3,184 — 3,184
U.S. Government & Government Agency Obligations* — 1,626,187 — 1,626,187
Total investments in securities $ 121,814 $ 2,255,313 $ — $ 2,377,127
Capital Securities Fund
Bonds* — 1,180,411 — 1,180,411
Investment Companies* 20,667 — — 20,667
Preferred Stocks
Financial 5,967 2,730 — 8,697
Total investments in securities $ 26,634 $ 1,183,141 $ — $ 1,209,775
Diversified Real Asset Fund
Bonds* — 18,566 — 18,566
Common Stocks
Basic Materials 101,731 40,622 — 142,353
Communications — 8,249 — 8,249
Consumer, Cyclical 8,998 3,725 — 12,723

November 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund (continued)
Common Stocks (continued)
Consumer, Non-cyclical $ 30,414 $ 25,126 $ 2 $ 55,542
Energy 237,168 17,009 — 254,177
Financial 496,542 215,931 — 712,473
Industrial 70,680 131,322 53 202,055
Technology 5,867 1,271 103 7,241
Utilities 189,044 168,055 — 357,099
Investment Companies* 319,647 — — 319,647
Preferred Stocks
Industrial — 253 — 253
Utilities 3,869 — — 3,869
Senior Floating Rate Interests* — 116,355 40 116,395
U.S. Government & Government Agency Obligations* — 662,745 — 662,745
Purchased Options 1 52 — 53
Purchased Interest Rate Swaptions — 111 — 111
Total investments in securities $ 1,463,961 $ 1,409,392 $ 198 $ 2,873,551
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 73 — 73
Commodity Contracts
Futures** 3,995 — — 3,995
Total Return Swaps — 286 — 286
Foreign Exchange Contracts
Foreign Currency Contracts — 374 — 374
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 139 — 139
Futures** 28 — — 28
Derivative Liabilities
Commodity Contracts
Futures** (9,263) — — (9,263)
Total Return Swaps — (199) — (199)
Foreign Exchange Contracts
Foreign Currency Contracts — (93) — (93)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (362) — (362)
Futures** (171) — — (171)
Written Interest Rate Swaptions — (120) — (120)
Edge MidCap Fund
Common Stocks* 77,636 — — 77,636
Investment Companies* 1,720 — — 1,720
Total investments in securities $ 79,356 $ — $ — $ 79,356
Global Multi-Strategy Fund
Bonds* — 140,325 — 140,325
Common Stocks
Basic Materials 6,977 722 — 7,699
Communications 18,132 710 — 18,842
Consumer, Cyclical 12,187 1,703 — 13,890
Consumer, Non-cyclical 24,664 2,918 1,186 28,768
Diversified 762 333 — 1,095
Energy 9,687 113 — 9,800
Financial 19,133 3,003 — 22,136
Industrial 15,978 2,354 — 18,332
Technology 24,113 843 337 25,293
Utilities 3,798 270 — 4,068
Convertible Bonds* — 3,587 — 3,587
Convertible Preferred Stocks
Energy — — 52 52
Financial 3 — — 3

November 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Convertible Preferred Stocks (continued)
Industrial $ 158 $ — $ — $ 158
Investment Companies* 93,598 — — 93,598
Senior Floating Rate Interests* — 1,065 2 1,067
U.S. Government & Government Agency Obligations* — 9,765 — 9,765
Purchased Options — 113 — 113
Total investments in securities $ 229,190 $ 167,824 $ 1,577 $ 398,591
Short Sales
Common Stocks* (258) — — (258)
Total Short Sales $ (258) $ — $ — $ (258)
Derivative Assets
Commodity Contracts
Futures** 825 — — 825
Equity Contracts
Futures** 1,232 — — 1,232
Total Return Swaps — 4,356 — 4,356
Foreign Exchange Contracts
Foreign Currency Contracts — 3,758 — 3,758
Futures** 44 — — 44
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 872 — 872
Futures** 339 — — 339
Total Return Swaps — 125 — 125
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (130) — (130)
Exchange Cleared Credit Default Swaps** — (101) — (101)
Commodity Contracts
Futures** (384) — — (384)
Equity Contracts
Futures** (1,579) — — (1,579)
Total Return Swaps — (1,522) — (1,522)
Written Options — (197) — (197)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,877) — (1,877)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,189) — (1,189)
Futures** (665) — — (665)
Total Return Swaps — (1) — (1)
Global Sustainable Listed Infrastructure Fund
Common Stocks
Communications — 165 — 165
Consumer, Non-cyclical 344 732 — 1,076
Energy 1,912 501 — 2,413
Financial 1,823 — — 1,823
Industrial 1,807 2,015 — 3,822
Utilities 6,682 3,481 — 10,163
Investment Companies* 520 — — 520
Total investments in securities $ 13,088 $ 6,894 $ — $ 19,982
International Equity Index Fund
Common Stocks
Basic Materials — 59,309 — 59,309
Communications 9,141 47,022 — 56,163
Consumer, Cyclical — 141,977 — 141,977
Consumer, Non-cyclical 2,331 260,707 — 263,038
Diversified — 662 — 662
Energy — 40,137 — 40,137
Financial 1,607 258,533 — 260,140
Industrial — 162,179 — 162,179
Technology 3,050 73,354 — 76,404
Utilities — 34,627 — 34,627
Investment Companies* 35,307 — — 35,307
Preferred Stocks
Consumer, Cyclical — 2,278 — 2,278

November 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund (continued)
Preferred Stocks (continued)
Consumer, Non-cyclical $ — $ 959 $ — $ 959
Industrial — 403 — 403
Total investments in securities $ 51,436 $ 1,082,147 $ — $ 1,133,583
Derivative Liabilities
Equity Contracts
Futures** (103) — — (103)
International Small Company Fund
Common Stocks
Basic Materials 22,144 26,039 — 48,183
Communications 4,055 16,092 — 20,147
Consumer, Cyclical 5,702 92,663 — 98,365
Consumer, Non-cyclical 8,243 92,088 — 100,331
Energy 14,407 8,703 — 23,110
Financial 3,638 147,604 — 151,242
Industrial 18,340 156,939 — 175,279
Technology 21,036 33,230 — 54,266
Utilities 6,837 14,084 — 20,921
Investment Companies* 16,921 — — 16,921
Total investments in securities $ 121,323 $ 587,442 $ — $ 708,765
Opportunistic Municipal Fund
Investment Companies* 191 — — 191
Municipal Bonds* — 168,259 — 168,259
Total investments in securities $ 191 $ 168,259 $ — $ 168,450
Origin Emerging Markets Fund
Common Stocks
Basic Materials — 3,297 — 3,297
Communications 4,417 30,274 — 34,691
Consumer, Cyclical — 31,567 — 31,567
Consumer, Non-cyclical 2,267 8,443 — 10,710
Energy — 12,137 — 12,137
Financial 983 56,009 — 56,992
Industrial — 27,847 — 27,847
Technology — 43,775 — 43,775
Utilities 1,092 — — 1,092
Investment Companies* 1,759 — — 1,759
Preferred Stocks* 1,091 — — 1,091
Total investments in securities $ 11,609 $ 213,349 $ — $ 224,958
Small-MidCap Dividend Income Fund
Common Stocks* 1,822,445 — — 1,822,445
Investment Companies* 34,771 — — 34,771
Total investments in securities $ 1,857,216 $ — $ — $ 1,857,216
Spectrum Preferred and Capital Securities Income Fund
Bonds* $ — $ 5,511,808 $ — $ 5,511,808
Convertible Preferred Stocks* 2,898 — — 2,898
Investment Companies* 193,230 — — 193,230
Preferred Stocks
Communications 35,501 — — 35,501
Consumer, Non-cyclical — 23,157 — 23,157
Financial 373,109 8,639 — 381,748
Utilities 45,044 1,066 — 46,110
Total investments in securities $ 649,782 $ 5,544,670 $ — $ 6,194,452
Derivative Assets
Interest Rate Contracts
Futures** 237 — — 237

November 30, 2024 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
The Funds' Schedules of Investments as of November 30, 2024 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Spectrum Preferred and Capital Securities Income Fund (continued)
Interest Rate Contracts (continued)
Derivative Liabilities
Interest Rate Contracts
Written Options $ (906) $ — $ — $ (906)